UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2012

Item 1. Reports to Stockholders

Fidelity Freedom K® Funds -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Semiannual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom K® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Freedom K® Income Fund	.05%
Actual		$ 1,000.00	$ 1,024.70	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2000 Fund	.05%
Actual		$ 1,000.00	$ 1,024.50	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2005 Fund	.05%
Actual		$ 1,000.00	$ 1,024.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2010 Fund	.05%
Actual		$ 1,000.00	$ 1,028.50	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2015 Fund	.05%
Actual		$ 1,000.00	$ 1,029.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2020 Fund	.05%
Actual		$ 1,000.00	$ 1,028.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2025 Fund	.05%
Actual		$ 1,000.00	$ 1,029.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2030 Fund	.05%
Actual		$ 1,000.00	$ 1,029.00	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2035 Fund	.05%
Actual		$ 1,000.00	$ 1,026.60	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Freedom K® 2040 Fund	.05%
Actual		$ 1,000.00	$ 1,026.40	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2045 Fund	.05%
Actual		$ 1,000.00	$ 1,025.90	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2050 Fund	.05%
Actual		$ 1,000.00	$ 1,025.10	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25
Fidelity Freedom K® 2055 Fund	.05%
Actual		$ 1,000.00	$ 1,024.30	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.82	$ .25

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom K® Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	1.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.0	0.9
Fidelity Disciplined Equity Fund Class F	1.3	1.8
Fidelity Growth Company Fund Class F	2.0	2.0
Fidelity Series 100 Index Fund	1.8	1.6
Fidelity Series All-Sector Equity Fund Class F	3.0	2.7
Fidelity Series Large Cap Value Fund Class F	2.5	2.5
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Opportunities Fund Class F	0.5	0.5
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.3
	12.9	12.8
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	2.0	1.9
Fidelity Series International Small Cap Fund Class F	0.4	0.4
Fidelity Series International Value Fund Class F	1.9	1.9
	4.3	4.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.2	1.2
Fidelity Series High Income Fund Class F	4.8	4.7
Fidelity Series Real Estate Income Fund Class F	0.7	0.6
	7.2	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	12.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.2	21.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	21.3	21.8
Fidelity Short Term Bond Fund Class F	17.9	18.0
	39.2	39.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.2%
Short-Term Funds	39.2%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	12.8%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.8%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® Income Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	3,076,825	$ 29,045,231
Domestic Equity Funds - 12.9%
Fidelity Blue Chip Growth Fund Class F	271,017	13,708,060
Fidelity Disciplined Equity Fund Class F	776,883	19,313,320
Fidelity Growth Company Fund Class F	297,821	29,263,933
Fidelity Series 100 Index Fund	2,491,490	25,936,409
Fidelity Series All-Sector Equity Fund Class F	3,233,180	42,354,654
Fidelity Series Large Cap Value Fund Class F	3,160,693	36,189,934
Fidelity Series Real Estate Equity Fund Class F	199,496	2,413,896
Fidelity Series Small Cap Opportunities Fund Class F	641,466	7,210,080
Fidelity Small Cap Growth Fund Class F	245,887	4,106,309
Fidelity Small Cap Value Fund Class F	262,622	4,031,248
TOTAL DOMESTIC EQUITY FUNDS		184,527,843
TOTAL DOMESTIC EQUITY FUNDS (Cost $190,866,216)		213,573,074
International Equity Funds - 5.5%

Developed International Equity Funds - 4.3%
Fidelity Series International Growth Fund Class F	2,397,818	27,814,686
Fidelity Series International Small Cap Fund Class F	460,763	5,662,773
Fidelity Series International Value Fund Class F	3,054,016	27,699,922
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		61,177,381
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	1,080,389	17,588,726
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $75,185,871)		78,766,107
Bond Funds - 40.4%
	Shares	Value
High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund Class F	695,734	$ 7,590,455
Fidelity Series Floating Rate High Income Fund Class F	1,636,847	17,497,890
Fidelity Series High Income Fund Class F	6,781,692	69,308,892
Fidelity Series Real Estate Income Fund Class F	825,547	9,246,126
TOTAL HIGH YIELD BOND FUNDS		103,643,363
Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	14,852,186	172,136,836
Investment Grade Bond Funds - 21.2%
Fidelity Series Investment Grade Bond Fund Class F	25,166,805	303,763,339
TOTAL BOND FUNDS (Cost $554,429,455)		579,543,538
Short-Term Funds - 39.2%

Fidelity Institutional Money Market Portfolio Class F	305,551,247	305,551,247
Fidelity Short Term Bond Fund Class F	29,836,329	256,294,069
TOTAL SHORT-TERM FUNDS (Cost $558,372,790)		561,845,316
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,378,854,332)		1,433,728,035
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59,147)
NET ASSETS - 100%		$ 1,433,668,888
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,378,854,332) - See accompanying schedule		$ 1,433,728,035
Receivable for fund shares sold		3,747,470
Total assets		1,437,475,505

Liabilities
Payable for investments purchased	$ 1,753,134
Payable for fund shares redeemed	1,994,336
Transfer agent fees payable	59,147
Total liabilities		3,806,617

Net Assets		$ 1,433,668,888
Net Assets consist of:
Paid in capital		$ 1,378,488,521
Undistributed net investment income		1,490,074
Accumulated undistributed net realized gain (loss) on investments		(1,183,410)
Net unrealized appreciation (depreciation) on investments		54,873,703
Net Assets, for 121,221,384 shares outstanding		$ 1,433,668,888
Net Asset Value, offering price and redemption price per share ($1,433,668,888 ÷ 121,221,384 shares)		$ 11.83

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,153,311

Expenses
Transfer agent fees	$ 335,304
Independent trustees' compensation	2,320
Total expenses		337,624
Net investment income (loss)		7,815,687
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,074)
Capital gain distributions from underlying funds	609,631
Total net realized gain (loss)		607,557
Change in net unrealized appreciation (depreciation) on underlying funds		24,961,487
Net gain (loss)		25,569,044
Net increase (decrease) in net assets resulting from operations		$ 33,384,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,815,687	$ 14,949,419
Net realized gain (loss)	607,557	14,295,894
Change in net unrealized appreciation (depreciation)	24,961,487	10,607,304
Net increase (decrease) in net assets resulting from operations	33,384,731	39,852,617
Distributions to shareholders from net investment income	(7,688,667)	(14,314,692)
Distributions to shareholders from net realized gain	(5,348,053)	(15,065,060)
Total distributions	(13,036,720)	(29,379,752)
Share transactions Proceeds from sales of shares	341,418,493	941,766,818
Reinvestment of distributions	13,036,720	29,379,752
Cost of shares redeemed	(222,465,842)	(336,343,461)
Net increase (decrease) in net assets resulting from share transactions	131,989,371	634,803,109
Total increase (decrease) in net assets	152,337,382	645,275,974

Net Assets
Beginning of period	1,281,331,506	636,055,532
End of period (including undistributed net investment income of $1,490,074 and undistributed net investment income of $1,363,054, respectively)	$ 1,433,668,888	$ 1,281,331,506
Other Information Shares
Sold	29,354,797	81,922,597
Issued in reinvestment of distributions	1,123,254	2,570,739
Redeemed	(19,142,547)	(29,269,759)
Net increase (decrease)	11,335,504	55,223,577

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.64	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.19	.20	.17
Net realized and unrealized gain (loss)	.22	.21	.61	1.09
Total from investment operations	.29	.40	.81	1.26
Distributions from net investment income	(.07)	(.18)	(.18)	(.13)
Distributions from net realized gain	(.05)	(.19)	(.09)	(.03)
Total distributions	(.12)	(.38) G	(.27)	(.16)
Net asset value, end of period	$ 11.83	$ 11.66	$ 11.64	$ 11.10
Total Return B	2.47%	3.50%	7.37%	12.66%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	1.17% A	1.67%	1.77%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,433,669	$ 1,281,332	$ 636,056	$ 123,777
Portfolio turnover rate	9% A	20%	32%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.194 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.1	1.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.0	0.9
Fidelity Disciplined Equity Fund Class F	1.3	1.8
Fidelity Growth Company Fund Class F	2.0	2.0
Fidelity Series 100 Index Fund	1.8	1.6
Fidelity Series All-Sector Equity Fund Class F	3.0	2.7
Fidelity Series Large Cap Value Fund Class F	2.5	2.5
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Opportunities Fund Class F	0.5	0.5
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.3
	12.9	12.8
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	2.0	1.9
Fidelity Series International Small Cap Fund Class F	0.4	0.4
Fidelity Series International Value Fund Class F	1.9	1.9
	4.3	4.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.2	1.2
Fidelity Series High Income Fund Class F	4.9	4.7
Fidelity Series Real Estate Income Fund Class F	0.7	0.6
	7.3	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	12.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.1	21.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	21.3	21.8
Fidelity Short Term Bond Fund Class F	17.8	17.9
	39.1	39.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.1%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.1%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	12.8%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.2%
Short-Term Funds	39.7%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2000 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund Class F	1,621,013	$ 15,302,364
Domestic Equity Funds - 12.9%
Fidelity Blue Chip Growth Fund Class F	142,404	7,202,809
Fidelity Disciplined Equity Fund Class F	407,287	10,125,149
Fidelity Growth Company Fund Class F	156,830	15,410,114
Fidelity Series 100 Index Fund	1,299,539	13,528,203
Fidelity Series All-Sector Equity Fund Class F	1,692,102	22,166,531
Fidelity Series Large Cap Value Fund Class F	1,660,516	19,012,912
Fidelity Series Real Estate Equity Fund Class F	102,975	1,246,001
Fidelity Series Small Cap Opportunities Fund Class F	337,067	3,788,631
Fidelity Small Cap Growth Fund Class F	129,061	2,155,312
Fidelity Small Cap Value Fund Class F	137,856	2,116,084
TOTAL DOMESTIC EQUITY FUNDS		96,751,746
TOTAL DOMESTIC EQUITY FUNDS (Cost $99,862,635)		112,054,110
International Equity Funds - 5.5%

Developed International Equity Funds - 4.3%
Fidelity Series International Growth Fund Class F	1,260,402	14,620,666
Fidelity Series International Small Cap Fund Class F	242,032	2,974,572
Fidelity Series International Value Fund Class F	1,602,148	14,531,480
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		32,126,718
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	566,628	9,224,711
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,635,214)		41,351,429
Bond Funds - 40.4%
	Shares	Value
High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund Class F	365,336	$ 3,985,816
Fidelity Series Floating Rate High Income Fund Class F	857,990	9,171,917
Fidelity Series High Income Fund Class F	3,555,942	36,341,729
Fidelity Series Real Estate Income Fund Class F	432,359	4,842,421
TOTAL HIGH YIELD BOND FUNDS		54,341,883
Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,751,840	89,843,824
Investment Grade Bond Funds - 21.1%
Fidelity Series Investment Grade Bond Fund Class F	13,110,968	158,249,383
TOTAL BOND FUNDS (Cost $288,341,562)		302,435,090
Short-Term Funds - 39.1%

Fidelity Institutional Money Market Portfolio Class F	159,208,924	159,208,924
Fidelity Short Term Bond Fund Class F	15,455,260	132,760,681
TOTAL SHORT-TERM FUNDS (Cost $289,921,340)		291,969,605
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $717,760,751)		747,810,234
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30,915)
NET ASSETS - 100%		$ 747,779,319
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $717,760,751) - See accompanying schedule		$ 747,810,234
Receivable for investments sold		667,148
Receivable for fund shares sold		770,743
Total assets		749,248,125

Liabilities
Payable for fund shares redeemed	$ 1,437,890
Transfer agent fees payable	30,916
Total liabilities		1,468,806

Net Assets		$ 747,779,319
Net Assets consist of:
Paid in capital		$ 714,381,508
Undistributed net investment income		4,032,172
Accumulated undistributed net realized gain (loss) on investments		(683,844)
Net unrealized appreciation (depreciation) on investments		30,049,483
Net Assets, for 62,222,344 shares outstanding		$ 747,779,319
Net Asset Value, offering price and redemption price per share ($747,779,319 ÷ 62,222,344 shares)		$ 12.02

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,265,763

Expenses
Transfer agent fees	$ 175,453
Independent trustees' compensation	1,215
Total expenses		176,668
Net investment income (loss)		4,089,095
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	489
Capital gain distributions from underlying funds	320,400
Total net realized gain (loss)		320,889
Change in net unrealized appreciation (depreciation) on underlying funds		13,198,641
Net gain (loss)		13,519,530
Net increase (decrease) in net assets resulting from operations		$ 17,608,625

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,089,095	$ 8,587,023
Net realized gain (loss)	320,889	8,771,350
Change in net unrealized appreciation (depreciation)	13,198,641	3,383,207
Net increase (decrease) in net assets resulting from operations	17,608,625	20,741,580
Distributions to shareholders from net investment income	(1,943,881)	(7,832,451)
Distributions to shareholders from net realized gain	(3,030,165)	(10,260,599)
Total distributions	(4,974,046)	(18,093,050)
Share transactions Proceeds from sales of shares	171,220,890	396,400,982
Reinvestment of distributions	4,974,046	18,093,050
Cost of shares redeemed	(103,722,235)	(169,656,839)
Net increase (decrease) in net assets resulting from share transactions	72,472,701	244,837,193
Total increase (decrease) in net assets	85,107,280	247,485,723

Net Assets
Beginning of period	662,672,039	415,186,316
End of period (including undistributed net investment income of $4,032,172 and undistributed net investment income of $1,886,958, respectively)	$ 747,779,319	$ 662,672,039
Other Information Shares
Sold	14,526,065	33,920,155
Issued in reinvestment of distributions	424,045	1,569,080
Redeemed	(8,794,268)	(14,530,318)
Net increase (decrease)	6,155,842	20,958,917

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.83	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.19	.20	.19
Net realized and unrealized gain (loss)	.22	.20	.65	1.12
Total from investment operations	.29	.39	.85	1.31
Distributions from net investment income	(.03)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.05)	(.24)	(.08)	(.05)
Total distributions	(.09) G	(.40) H	(.22)	(.11)
Net asset value, end of period	$ 12.02	$ 11.82	$ 11.83	$ 11.20
Total Return B	2.45%	3.41%	7.68%	13.12%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	1.17% A	1.65%	1.74%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 747,779	$ 662,672	$ 415,186	$ 87,474
Portfolio turnover rate	12% A	22%	36%	35% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.09 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.053 per share.

H Total distributions of $.40 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.2	4.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.8	1.8
Fidelity Disciplined Equity Fund Class F	2.4	3.4
Fidelity Growth Company Fund Class F	3.6	3.9
Fidelity Series 100 Index Fund	3.2	3.0
Fidelity Series All-Sector Equity Fund Class F	5.2	5.1
Fidelity Series Large Cap Value Fund Class F	4.5	4.7
Fidelity Series Real Estate Equity Fund Class F	0.3	0.3
Fidelity Series Small Cap Opportunities Fund Class F	0.9	0.9
Fidelity Small Cap Growth Fund Class F	0.5	0.5
Fidelity Small Cap Value Fund Class F	0.5	0.5
	22.9	24.1
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	3.4	3.6
Fidelity Series International Small Cap Fund Class F	0.7	0.8
Fidelity Series International Value Fund Class F	3.4	3.5
	7.5	7.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.3	2.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.0	1.0
Fidelity Series High Income Fund Class F	4.7	4.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	6.8	6.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.8	9.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	18.5	18.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	15.5	14.6
Fidelity Short Term Bond Fund Class F	12.5	11.9
	28.0	26.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.2%
Domestic Equity Funds	22.9%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.5%
Short-Term Funds	28.0%

Six months ago
Commodity Funds	4.1%
Domestic Equity Funds	24.1%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.6%
Short-Term Funds	26.5%

Expected
Commodity Funds	3.8%
Domestic Equity Funds	21.5%
Developed International Equity Funds	7.1%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	19.6%
Short-Term Funds	31.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.1%
	Shares	Value
Commodity Funds - 4.2%
Fidelity Series Commodity Strategy Fund Class F	2,101,414	$ 19,837,345
Domestic Equity Funds - 22.9%
Fidelity Blue Chip Growth Fund Class F	163,325	8,260,954
Fidelity Disciplined Equity Fund Class F	460,280	11,442,572
Fidelity Growth Company Fund Class F	170,092	16,713,222
Fidelity Series 100 Index Fund	1,452,962	15,125,332
Fidelity Series All-Sector Equity Fund Class F	1,879,803	24,625,421
Fidelity Series Large Cap Value Fund Class F	1,831,832	20,974,471
Fidelity Series Real Estate Equity Fund Class F	113,802	1,377,000
Fidelity Series Small Cap Opportunities Fund Class F	385,622	4,334,390
Fidelity Small Cap Growth Fund Class F	148,735	2,483,869
Fidelity Small Cap Value Fund Class F	158,761	2,436,985
TOTAL DOMESTIC EQUITY FUNDS		107,774,216
TOTAL DOMESTIC EQUITY FUNDS (Cost $113,839,206)		127,611,561
International Equity Funds - 9.8%

Developed International Equity Funds - 7.5%
Fidelity Series International Growth Fund Class F	1,380,414	16,012,807
Fidelity Series International Small Cap Fund Class F	276,775	3,401,566
Fidelity Series International Value Fund Class F	1,749,398	15,867,036
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		35,281,409
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund Class F	655,900	10,678,057
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $43,633,506)		45,959,466
Bond Funds - 35.1%
	Shares	Value
High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund Class F	238,927	$ 2,606,694
Fidelity Series Floating Rate High Income Fund Class F	440,779	4,711,932
Fidelity Series High Income Fund Class F	2,175,566	22,234,279
Fidelity Series Real Estate Income Fund Class F	223,456	2,502,705
TOTAL HIGH YIELD BOND FUNDS		32,055,610
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,975,921	46,080,922
Investment Grade Bond Funds - 18.5%
Fidelity Series Investment Grade Bond Fund Class F	7,178,517	86,644,699
TOTAL BOND FUNDS (Cost $157,336,807)		164,781,231
Short-Term Funds - 28.0%

Fidelity Institutional Money Market Portfolio Class F	72,604,061	72,604,061
Fidelity Short Term Bond Fund Class F	6,857,255	58,903,822
TOTAL SHORT-TERM FUNDS (Cost $130,776,984)		131,507,883
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $445,586,503)		469,860,141
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,315)
NET ASSETS - 100%		$ 469,840,826
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $445,586,503) - See accompanying schedule		$ 469,860,141
Receivable for investments sold		6,360,629
Receivable for fund shares sold		782,669
Total assets		477,003,439

Liabilities
Payable for investments purchased	$ 6,593,467
Payable for fund shares redeemed	549,831
Transfer agent fees payable	19,315
Total liabilities		7,162,613

Net Assets		$ 469,840,826
Net Assets consist of:
Paid in capital		$ 444,414,038
Undistributed net investment income		2,105,747
Accumulated undistributed net realized gain (loss) on investments		(952,597)
Net unrealized appreciation (depreciation) on investments		24,273,638
Net Assets, for 36,602,513 shares outstanding		$ 469,840,826
Net Asset Value, offering price and redemption price per share ($469,840,826 ÷ 36,602,513 shares)		$ 12.84

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,235,524

Expenses
Transfer agent fees	$ 105,844
Independent trustees' compensation	724
Total expenses		106,568
Net investment income (loss)		2,128,956
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	124,795
Capital gain distributions from underlying funds	337,344
Total net realized gain (loss)		462,139
Change in net unrealized appreciation (depreciation) on underlying funds		9,034,475
Net gain (loss)		9,496,614
Net increase (decrease) in net assets resulting from operations		$ 11,625,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,128,956	$ 5,095,456
Net realized gain (loss)	462,139	6,719,958
Change in net unrealized appreciation (depreciation)	9,034,475	(238,126)
Net increase (decrease) in net assets resulting from operations	11,625,570	11,577,288
Distributions to shareholders from net investment income	(982,925)	(4,709,146)
Distributions to shareholders from net realized gain	(2,853,651)	(7,947,894)
Total distributions	(3,836,576)	(12,657,040)
Share transactions Proceeds from sales of shares	139,397,232	261,370,551
Reinvestment of distributions	3,836,576	12,657,040
Cost of shares redeemed	(69,190,643)	(142,755,897)
Net increase (decrease) in net assets resulting from share transactions	74,043,165	131,271,694
Total increase (decrease) in net assets	81,832,159	130,191,942

Net Assets
Beginning of period	388,008,667	257,816,725
End of period (including undistributed net investment income of $2,105,747 and undistributed net investment income of $959,716, respectively)	$ 469,840,826	$ 388,008,667
Other Information Shares
Sold	11,146,296	21,093,693
Issued in reinvestment of distributions	308,406	1,039,078
Redeemed	(5,532,284)	(11,566,245)
Net increase (decrease)	5,922,418	10,566,526

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 12.82	$ 11.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.21	.21	.18
Net realized and unrealized gain (loss)	.25	.13	1.05	1.76
Total from investment operations	.31	.34	1.26	1.94
Distributions from net investment income	(.03)	(.18)	(.17)	(.05)
Distributions from net realized gain	(.09)	(.33)	(.12)	(.04)
Total distributions	(.12)	(.51)	(.29)	(.09)
Net asset value, end of period	$ 12.84	$ 12.65	$ 12.82	$ 11.85
Total Return B	2.49%	2.83%	10.75%	19.42%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.06% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.06% A
Expenses net of all reductions	.05% A	.05%	.05%	.06% A
Net investment income (loss)	1.01% A	1.66%	1.73%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 469,841	$ 388,009	$ 257,817	$ 65,083
Portfolio turnover rate	15% A	37%	47%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.3	5.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.3	2.2
Fidelity Disciplined Equity Fund Class F	3.2	4.4
Fidelity Growth Company Fund Class F	5.0	5.0
Fidelity Series 100 Index Fund	4.3	3.8
Fidelity Series All-Sector Equity Fund Class F	7.1	6.6
Fidelity Series Large Cap Value Fund Class F	6.1	6.1
Fidelity Series Real Estate Equity Fund Class F	0.4	0.4
Fidelity Series Small Cap Opportunities Fund Class F	1.2	1.2
Fidelity Small Cap Growth Fund Class F	0.7	0.7
Fidelity Small Cap Value Fund Class F	0.7	0.7
	31.0	31.1
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	4.6	4.6
Fidelity Series International Small Cap Fund Class F	0.9	0.9
Fidelity Series International Value Fund Class F	4.6	4.5
	10.1	10.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.9	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.4	1.2
Fidelity Series High Income Fund Class F	4.7	4.7
Fidelity Series Real Estate Income Fund Class F	0.7	0.6
	7.5	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.6	10.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.6	22.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	6.0	6.1
Fidelity Short Term Bond Fund Class F	5.0	5.1
	11.0	11.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.3%
Domestic Equity Funds	31.0%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	21.6%
Short-Term Funds	11.0%

Six months ago
Commodity Funds	5.0%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.0%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	22.0%
Short-Term Funds	11.2%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	29.8%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.4%
Short-Term Funds	13.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.3%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund Class F	24,824,200	$ 234,340,444
Domestic Equity Funds - 31.0%
Fidelity Blue Chip Growth Fund Class F	2,016,311	101,984,998
Fidelity Disciplined Equity Fund Class F	5,850,784	145,450,487
Fidelity Growth Company Fund Class F	2,256,884	221,761,421
Fidelity Series 100 Index Fund	18,655,688	194,205,712
Fidelity Series All-Sector Equity Fund Class F	24,263,758	317,855,228
Fidelity Series Large Cap Value Fund Class F	23,648,091	270,770,640
Fidelity Series Real Estate Equity Fund Class F	1,478,063	17,884,563
Fidelity Series Small Cap Opportunities Fund Class F	4,765,336	53,562,378
Fidelity Small Cap Growth Fund Class F	1,835,513	30,653,074
Fidelity Small Cap Value Fund Class F	1,960,230	30,089,532
TOTAL DOMESTIC EQUITY FUNDS		1,384,218,033
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,454,227,272)		1,618,558,477
International Equity Funds - 13.0%

Developed International Equity Funds - 10.1%
Fidelity Series International Growth Fund Class F	17,633,675	204,550,624
Fidelity Series International Small Cap Fund Class F	3,380,723	41,549,082
Fidelity Series International Value Fund Class F	22,439,406	203,525,408
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		449,625,114
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund Class F	7,907,744	128,738,076
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $555,673,159)		578,363,190
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Series Emerging Markets Debt Fund Class F	2,764,181	$ 30,157,216
Fidelity Series Floating Rate High Income Fund Class F	5,662,910	60,536,508
Fidelity Series High Income Fund Class F	20,724,637	211,805,791
Fidelity Series Real Estate Income Fund Class F	2,845,103	31,865,150
TOTAL HIGH YIELD BOND FUNDS		334,364,665
Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	40,712,795	471,861,298
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund Class F	79,945,034	964,936,556
TOTAL BOND FUNDS (Cost $1,685,948,037)		1,771,162,519
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Class F	266,843,114	266,843,114
Fidelity Short Term Bond Fund Class F	26,223,428	225,259,245
TOTAL SHORT-TERM FUNDS (Cost $488,694,597)		492,102,359
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,184,543,065)		4,460,186,545
NET OTHER ASSETS (LIABILITIES) - 0.0%		(185,374)
NET ASSETS - 100%		$ 4,460,001,171
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $4,184,543,065) - See accompanying schedule		$ 4,460,186,545
Cash		2
Receivable for fund shares sold		3,626,498
Total assets		4,463,813,045

Liabilities
Payable for investments purchased	$ 734,297
Payable for fund shares redeemed	2,892,200
Transfer agent fees payable	185,377
Total liabilities		3,811,874

Net Assets		$ 4,460,001,171
Net Assets consist of:
Paid in capital		$ 4,166,774,334
Undistributed net investment income		21,391,337
Accumulated undistributed net realized gain (loss) on investments		(3,807,980)
Net unrealized appreciation (depreciation) on investments		275,643,480
Net Assets, for 339,426,291 shares outstanding		$ 4,460,001,171
Net Asset Value, offering price and redemption price per share ($4,460,001,171 ÷ 339,426,291 shares)		$ 13.14

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,856,099

Expenses
Transfer agent fees	$ 1,059,280
Independent trustees' compensation	7,373
Total expenses		1,066,653
Net investment income (loss)		21,789,446
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(462,908)
Capital gain distributions from underlying funds	4,271,985
Total net realized gain (loss)		3,809,077
Change in net unrealized appreciation (depreciation) on underlying funds		98,700,755
Net gain (loss)		102,509,832
Net increase (decrease) in net assets resulting from operations		$ 124,299,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,789,446	$ 59,249,816
Net realized gain (loss)	3,809,077	92,078,454
Change in net unrealized appreciation (depreciation)	98,700,755	549,097
Net increase (decrease) in net assets resulting from operations	124,299,278	151,877,367
Distributions to shareholders from net investment income	(10,670,412)	(55,252,209)
Distributions to shareholders from net realized gain	(38,801,488)	(91,139,646)
Total distributions	(49,471,900)	(146,391,855)
Share transactions Proceeds from sales of shares	837,670,054	2,385,432,286
Reinvestment of distributions	49,471,900	146,391,855
Cost of shares redeemed	(632,754,103)	(1,071,760,225)
Net increase (decrease) in net assets resulting from share transactions	254,387,851	1,460,063,916
Total increase (decrease) in net assets	329,215,229	1,465,549,428

Net Assets
Beginning of period	4,130,785,942	2,665,236,514
End of period (including undistributed net investment income of $21,391,337 and undistributed net investment income of $10,272,303, respectively)	$ 4,460,001,171	$ 4,130,785,942
Other Information Shares
Sold	65,935,356	189,462,446
Issued in reinvestment of distributions	3,910,822	11,862,119
Redeemed	(49,876,911)	(84,968,631)
Net increase (decrease)	19,969,267	116,355,934

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 13.12	$ 11.97	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.23	.23	.17
Net realized and unrealized gain (loss)	.29	.14	1.21	1.89
Total from investment operations	.36	.37	1.44	2.06
Distributions from net investment income	(.03)	(.20)	(.17)	(.05)
Distributions from net realized gain	(.12)	(.36)	(.12)	(.04)
Total distributions	(.15)	(.56)	(.29)	(.09)
Net asset value, end of period	$ 13.14	$ 12.93	$ 13.12	$ 11.97
Total Return B	2.85%	3.08%	12.17%	20.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	1.03% A	1.85%	1.82%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,460,001	$ 4,130,786	$ 2,665,237	$ 675,704
Portfolio turnover rate	16% A	28%	42%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.5	5.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.4	2.3
Fidelity Disciplined Equity Fund Class F	3.3	4.6
Fidelity Growth Company Fund Class F	5.1	5.2
Fidelity Series 100 Index Fund	4.5	3.9
Fidelity Series All-Sector Equity Fund Class F	7.3	6.8
Fidelity Series Large Cap Value Fund Class F	6.2	6.2
Fidelity Series Real Estate Equity Fund Class F	0.4	0.3
Fidelity Series Small Cap Opportunities Fund Class F	1.2	1.2
Fidelity Small Cap Growth Fund Class F	0.7	0.7
Fidelity Small Cap Value Fund Class F	0.7	0.7
	31.8	31.9
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	4.8	4.7
Fidelity Series International Small Cap Fund Class F	1.0	1.0
Fidelity Series International Value Fund Class F	4.7	4.6
	10.5	10.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.0	3.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.3	1.2
Fidelity Series High Income Fund Class F	4.7	4.7
Fidelity Series Real Estate Income Fund Class F	0.7	0.6
	7.3	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.1	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	22.3	22.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.2	5.2
Fidelity Short Term Bond Fund Class F	4.3	4.4
	9.5	9.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.5%
Domestic Equity Funds	31.8%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.3%
Short-Term Funds	9.5%

Six months ago
Commodity Funds	5.3%
Domestic Equity Funds	31.9%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.6%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	24.5%
Short-Term Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F	37,240,009	$ 351,545,689
Domestic Equity Funds - 31.8%
Fidelity Blue Chip Growth Fund Class F	2,942,864	148,850,050
Fidelity Disciplined Equity Fund Class F	8,544,914	212,426,552
Fidelity Growth Company Fund Class F	3,292,526	323,523,585
Fidelity Series 100 Index Fund	27,315,591	284,355,305
Fidelity Series All-Sector Equity Fund Class F	35,464,847	464,589,498
Fidelity Series Large Cap Value Fund Class F	34,503,531	395,065,427
Fidelity Series Real Estate Equity Fund Class F	2,087,697	25,261,138
Fidelity Series Small Cap Opportunities Fund Class F	6,960,400	78,234,901
Fidelity Small Cap Growth Fund Class F	2,680,646	44,766,793
Fidelity Small Cap Value Fund Class F	2,860,835	43,913,817
TOTAL DOMESTIC EQUITY FUNDS		2,020,987,066
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,145,774,158)		2,372,532,755
International Equity Funds - 13.5%

Developed International Equity Funds - 10.5%
Fidelity Series International Growth Fund Class F	26,068,447	302,393,987
Fidelity Series International Small Cap Fund Class F	5,020,545	61,702,502
Fidelity Series International Value Fund Class F	33,220,628	301,311,096
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		665,407,585
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund Class F	11,724,523	190,875,242
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $820,082,924)		856,282,827
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 7.3%
Fidelity Series Emerging Markets Debt Fund Class F	3,781,541	$ 41,256,607
Fidelity Series Floating Rate High Income Fund Class F	7,475,100	79,908,818
Fidelity Series High Income Fund Class F	29,277,469	299,215,731
Fidelity Series Real Estate Income Fund Class F	3,761,965	42,134,005
TOTAL HIGH YIELD BOND FUNDS		462,515,161
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	55,738,976	646,014,734
Investment Grade Bond Funds - 22.3%
Fidelity Series Investment Grade Bond Fund Class F	117,450,924	1,417,632,652
TOTAL BOND FUNDS (Cost $2,414,439,912)		2,526,162,547
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Class F	328,823,246	328,823,246
Fidelity Short Term Bond Fund Class F	32,140,203	276,084,344
TOTAL SHORT-TERM FUNDS (Cost $601,089,379)		604,907,590
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,981,386,373)		6,359,885,719
NET OTHER ASSETS (LIABILITIES) - 0.0%		(262,976)
NET ASSETS - 100%		$ 6,359,622,743
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $5,981,386,373) - See accompanying schedule		$ 6,359,885,719
Cash		1
Receivable for fund shares sold		11,476,108
Total assets		6,371,361,828

Liabilities
Payable for investments purchased	$ 5,687,008
Payable for fund shares redeemed	5,789,098
Transfer agent fees payable	262,979
Total liabilities		11,739,085

Net Assets		$ 6,359,622,743
Net Assets consist of:
Paid in capital		$ 5,960,675,488
Undistributed net investment income		29,431,016
Accumulated undistributed net realized gain (loss) on investments		(8,983,107)
Net unrealized appreciation (depreciation) on investments		378,499,346
Net Assets, for 481,434,056 shares outstanding		$ 6,359,622,743
Net Asset Value, offering price and redemption price per share ($6,359,622,743 ÷ 481,434,056 shares)		$ 13.21

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 31,308,693

Expenses
Transfer agent fees	$ 1,453,531
Independent trustees' compensation	9,999
Total expenses		1,463,530
Net investment income (loss)		29,845,163
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,141,350)
Capital gain distributions from underlying funds	6,146,884
Total net realized gain (loss)		3,005,534
Change in net unrealized appreciation (depreciation) on underlying funds		149,538,950
Net gain (loss)		152,544,484
Net increase (decrease) in net assets resulting from operations		$ 182,389,647

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,845,163	$ 75,366,197
Net realized gain (loss)	3,005,534	112,050,956
Change in net unrealized appreciation (depreciation)	149,538,950	15,624,223
Net increase (decrease) in net assets resulting from operations	182,389,647	203,041,376
Distributions to shareholders from net investment income	(13,632,211)	(69,048,549)
Distributions to shareholders from net realized gain	(48,372,435)	(110,875,285)
Total distributions	(62,004,646)	(179,923,834)
Share transactions Proceeds from sales of shares	1,438,726,870	3,367,532,187
Reinvestment of distributions	62,004,646	179,923,834
Cost of shares redeemed	(727,674,288)	(1,253,246,618)
Net increase (decrease) in net assets resulting from share transactions	773,057,228	2,294,209,403
Total increase (decrease) in net assets	893,442,229	2,317,326,945

Net Assets
Beginning of period	5,466,180,514	3,148,853,569
End of period (including undistributed net investment income of $29,431,016 and undistributed net investment income of $13,218,064, respectively)	$ 6,359,622,743	$ 5,466,180,514
Other Information Shares
Sold	112,620,098	266,725,796
Issued in reinvestment of distributions	4,921,003	14,546,763
Redeemed	(57,120,012)	(99,415,824)
Net increase (decrease)	60,421,089	181,856,735

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 13.17	$ 12.01	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.24	.23	.19
Net realized and unrealized gain (loss)	.30	.13	1.24	1.95
Total from investment operations	.37	.37	1.47	2.14
Distributions from net investment income	(.03)	(.20)	(.18)	(.07)
Distributions from net realized gain	(.11)	(.36)	(.14)	(.06)
Total distributions	(.14)	(.56)	(.31) G	(.13)
Net asset value, end of period	$ 13.21	$ 12.98	$ 13.17	$ 12.01
Total Return B	2.91%	3.00%	12.42%	21.38%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	1.03% A	1.86%	1.83%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,359,623	$ 5,466,181	$ 3,148,854	$ 870,342
Portfolio turnover rate	10% A	23%	35%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.2	5.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.7	2.6
Fidelity Disciplined Equity Fund Class F	3.8	5.2
Fidelity Growth Company Fund Class F	5.7	5.8
Fidelity Series 100 Index Fund	5.0	4.5
Fidelity Series All-Sector Equity Fund Class F	8.3	7.7
Fidelity Series Large Cap Value Fund Class F	7.0	7.1
Fidelity Series Real Estate Equity Fund Class F	0.5	0.4
Fidelity Series Small Cap Opportunities Fund Class F	1.4	1.4
Fidelity Small Cap Growth Fund Class F	0.8	0.8
Fidelity Small Cap Value Fund Class F	0.8	0.8
	36.0	36.3
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	5.4	5.4
Fidelity Series International Small Cap Fund Class F	1.1	1.1
Fidelity Series International Value Fund Class F	5.3	5.2
	11.8	11.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.4	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.2	1.1
Fidelity Series High Income Fund Class F	5.7	5.8
Fidelity Series Real Estate Income Fund Class F	0.6	0.5
	8.2	8.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.1	8.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	20.9	21.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.9	2.8
Fidelity Short Term Bond Fund Class F	2.5	2.4
	5.4	5.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.2%
Domestic Equity Funds	36.0%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	8.2%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	20.9%
Short-Term Funds	5.4%

Six months ago
Commodity Funds	5.9%
Domestic Equity Funds	36.3%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.0%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	21.3%
Short-Term Funds	5.2%

Expected
Commodity Funds	6.0%
Domestic Equity Funds	34.1%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	5.6%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	23.9%
Short-Term Funds	7.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.2%
	Shares	Value
Commodity Funds - 6.2%
Fidelity Series Commodity Strategy Fund Class F	92,546,909	$ 873,642,816
Domestic Equity Funds - 36.0%
Fidelity Blue Chip Growth Fund Class F	7,362,894	372,415,198
Fidelity Disciplined Equity Fund Class F	21,308,608	529,731,992
Fidelity Growth Company Fund Class F	8,189,564	804,706,535
Fidelity Series 100 Index Fund	67,895,975	706,797,101
Fidelity Series All-Sector Equity Fund Class F	88,370,651	1,157,655,522
Fidelity Series Large Cap Value Fund Class F	86,167,390	986,616,618
Fidelity Series Real Estate Equity Fund Class F	5,271,228	63,781,853
Fidelity Series Small Cap Opportunities Fund Class F	17,413,173	195,724,066
Fidelity Small Cap Growth Fund Class F	6,693,087	111,774,550
Fidelity Small Cap Value Fund Class F	7,147,998	109,721,769
TOTAL DOMESTIC EQUITY FUNDS		5,038,925,204
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,369,940,375)		5,912,568,020
International Equity Funds - 15.2%

Developed International Equity Funds - 11.8%
Fidelity Series International Growth Fund Class F	65,090,020	755,044,227
Fidelity Series International Small Cap Fund Class F	12,520,103	153,872,060
Fidelity Series International Value Fund Class F	82,954,073	752,393,439
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,661,309,726
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund Class F	29,271,678	476,542,911
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,052,960,164)		2,137,852,637
Bond Funds - 37.2%
	Shares	Value
High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund Class F	9,032,537	$ 98,544,977
Fidelity Series Floating Rate High Income Fund Class F	15,307,140	163,633,328
Fidelity Series High Income Fund Class F	78,429,515	801,549,641
Fidelity Series Real Estate Income Fund Class F	7,688,875	86,115,402
TOTAL HIGH YIELD BOND FUNDS		1,149,843,348
Inflation-Protected Bond Funds - 8.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	98,332,432	1,139,672,889
Investment Grade Bond Funds - 20.9%
Fidelity Series Investment Grade Bond Fund Class F	241,941,642	2,920,235,619
TOTAL BOND FUNDS (Cost $4,989,043,885)		5,209,751,856
Short-Term Funds - 5.4%

Fidelity Institutional Money Market Portfolio Class F	409,646,017	409,646,017
Fidelity Short Term Bond Fund Class F	40,003,900	343,633,497
TOTAL SHORT-TERM FUNDS (Cost $749,401,596)		753,279,514
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,161,346,020)		14,013,452,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(579,615)
NET ASSETS - 100%		$ 14,012,872,412
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $13,161,346,020) - See accompanying schedule		$ 14,013,452,027
Cash		1
Receivable for fund shares sold		16,978,556
Total assets		14,030,430,584

Liabilities
Payable for investments purchased	$ 9,582,774
Payable for fund shares redeemed	7,395,776
Transfer agent fees payable	579,622
Total liabilities		17,558,172

Net Assets		$ 14,012,872,412
Net Assets consist of:
Paid in capital		$ 13,111,720,527
Undistributed net investment income		64,347,245
Accumulated undistributed net realized gain (loss) on investments		(15,301,367)
Net unrealized appreciation (depreciation) on investments		852,106,007
Net Assets, for 1,027,102,533 shares outstanding		$ 14,012,872,412
Net Asset Value, offering price and redemption price per share ($14,012,872,412 ÷ 1,027,102,533 shares)		$ 13.64

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 68,154,482

Expenses
Transfer agent fees	$ 3,186,438
Independent trustees' compensation	21,923
Total expenses		3,208,361
Net investment income (loss)		64,946,121
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,445,122)
Capital gain distributions from underlying funds	15,225,847
Total net realized gain (loss)		13,780,725
Change in net unrealized appreciation (depreciation) on underlying funds		330,157,244
Net gain (loss)		343,937,969
Net increase (decrease) in net assets resulting from operations		$ 408,884,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,946,121	$ 168,300,771
Net realized gain (loss)	13,780,725	259,628,612
Change in net unrealized appreciation (depreciation)	330,157,244	22,331,370
Net increase (decrease) in net assets resulting from operations	408,884,090	450,260,753
Distributions to shareholders from net investment income	(29,074,043)	(153,614,168)
Distributions to shareholders from net realized gain	(120,985,519)	(255,510,896)
Total distributions	(150,059,562)	(409,125,064)
Share transactions Proceeds from sales of shares	2,775,206,297	6,940,773,309
Reinvestment of distributions	150,059,562	409,125,064
Cost of shares redeemed	(1,225,669,378)	(1,969,151,512)
Net increase (decrease) in net assets resulting from share transactions	1,699,596,481	5,380,746,861
Total increase (decrease) in net assets	1,958,421,009	5,421,882,550

Net Assets
Beginning of period	12,054,451,403	6,632,568,853
End of period (including undistributed net investment income of $64,347,245 and undistributed net investment income of $28,475,167, respectively)	$ 14,012,872,412	$ 12,054,451,403
Other Information Shares
Sold	210,832,230	534,520,638
Issued in reinvestment of distributions	11,578,670	32,134,331
Redeemed	(93,677,557)	(151,744,911)
Net increase (decrease)	128,733,343	414,910,058

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 13.72	$ 12.37	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07	.25	.24	.18
Net realized and unrealized gain (loss)	.31	.06	1.42	2.30
Total from investment operations	.38	.31	1.66	2.48
Distributions from net investment income	(.03)	(.21)	(.18)	(.06)
Distributions from net realized gain	(.13)	(.40)	(.13)	(.05)
Total distributions	(.16)	(.61)	(.31)	(.11)
Net asset value, end of period	$ 13.64	$ 13.42	$ 13.72	$ 12.37
Total Return B	2.89%	2.50%	13.62%	24.78%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	1.02% A	1.94%	1.89%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,012,872	$ 12,054,451	$ 6,632,569	$ 1,585,350
Portfolio turnover rate	8% A	21%	37%	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.5	7.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.1	3.1
Fidelity Disciplined Equity Fund Class F	4.5	6.2
Fidelity Growth Company Fund Class F	6.8	7.0
Fidelity Series 100 Index Fund	6.0	5.3
Fidelity Series All-Sector Equity Fund Class F	9.8	9.2
Fidelity Series Large Cap Value Fund Class F	8.3	8.4
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.6
Fidelity Small Cap Growth Fund Class F	1.0	0.9
Fidelity Small Cap Value Fund Class F	0.9	0.9
	42.6	43.1
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	6.5	6.4
Fidelity Series International Small Cap Fund Class F	1.3	1.3
Fidelity Series International Value Fund Class F	6.4	6.3
	14.2	14.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.1	4.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.9	0.9
Fidelity Series High Income Fund Class F	6.9	7.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
	9.0	8.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.2	5.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.0	17.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.2	0.2
Fidelity Short Term Bond Fund Class F	0.2	0.1
	0.4	0.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.5%
Domestic Equity Funds	42.6%
Developed International Equity Funds	14.2%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	5.2%
Investment Grade Bond Funds	17.0%
Short-Term Funds	0.4%

Six months ago
Commodity Funds	7.2%
Domestic Equity Funds	43.1%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	8.9%
Inflation-Protected Bond Funds	5.0%
Investment Grade Bond Funds	17.4%
Short-Term Funds	0.3%

Expected
Commodity Funds	7.3%
Domestic Equity Funds	41.7%
Developed International Equity Funds	13.8%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	5.7%
Investment Grade Bond Funds	19.2%
Short-Term Funds	0.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.1%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund Class F	65,508,007	$ 618,395,585
Domestic Equity Funds - 42.6%
Fidelity Blue Chip Growth Fund Class F	5,097,334	257,823,158
Fidelity Disciplined Equity Fund Class F	14,767,968	367,131,676
Fidelity Growth Company Fund Class F	5,688,835	558,984,961
Fidelity Series 100 Index Fund	47,042,764	489,715,169
Fidelity Series All-Sector Equity Fund Class F	61,214,554	801,910,654
Fidelity Series Large Cap Value Fund Class F	59,667,302	683,190,605
Fidelity Series Real Estate Equity Fund Class F	3,539,789	42,831,443
Fidelity Series Small Cap Opportunities Fund Class F	12,065,712	135,618,603
Fidelity Small Cap Growth Fund Class F	4,638,151	77,457,124
Fidelity Small Cap Value Fund Class F	4,951,126	75,999,782
TOTAL DOMESTIC EQUITY FUNDS		3,490,663,175
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,751,876,198)		4,109,058,760
International Equity Funds - 18.3%

Developed International Equity Funds - 14.2%
Fidelity Series International Growth Fund Class F	45,580,443	528,733,139
Fidelity Series International Small Cap Fund Class F	8,761,908	107,683,844
Fidelity Series International Value Fund Class F	58,197,162	527,848,262
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,164,265,245
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund Class F	20,487,214	333,531,847
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,438,509,702)		1,497,797,092
Bond Funds - 31.2%
	Shares	Value
High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund Class F	5,263,782	$ 57,427,857
Fidelity Series Floating Rate High Income Fund Class F	6,856,747	73,298,630
Fidelity Series High Income Fund Class F	55,529,554	567,512,040
Fidelity Series Real Estate Income Fund Class F	3,471,027	38,875,498
TOTAL HIGH YIELD BOND FUNDS		737,114,025
Inflation-Protected Bond Funds - 5.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	36,583,638	424,004,369
Investment Grade Bond Funds - 17.0%
Fidelity Series Investment Grade Bond Fund Class F	115,973,127	1,399,795,641
TOTAL BOND FUNDS (Cost $2,459,557,532)		2,560,914,035
Short-Term Funds - 0.4%

Fidelity Institutional Money Market Portfolio Class F	18,118,098	18,118,098
Fidelity Short Term Bond Fund Class F	1,760,972	15,126,750
TOTAL SHORT-TERM FUNDS (Cost $33,129,065)		33,244,848
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,683,072,497)	8,201,014,735
NET OTHER ASSETS (LIABILITIES) - 0.0%	(338,123)
NET ASSETS - 100%	$ 8,200,676,612
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $7,683,072,497) - See accompanying schedule		$ 8,201,014,735
Receivable for fund shares sold		13,372,463
Total assets		8,214,387,198

Liabilities
Payable for investments purchased	$ 10,796,964
Payable for fund shares redeemed	2,575,497
Transfer agent fees payable	338,125
Total liabilities		13,710,586

Net Assets		$ 8,200,676,612
Net Assets consist of:
Paid in capital		$ 7,656,560,888
Undistributed net investment income		33,698,623
Accumulated undistributed net realized gain (loss) on investments		(7,525,137)
Net unrealized appreciation (depreciation) on investments		517,942,238
Net Assets, for 593,845,534 shares outstanding		$ 8,200,676,612
Net Asset Value, offering price and redemption price per share ($8,200,676,612 ÷ 593,845,534 shares)		$ 13.81

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 35,963,181

Expenses
Transfer agent fees	$ 1,816,580
Independent trustees' compensation	12,391
Total expenses		1,828,971
Net investment income (loss)		34,134,210
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,897,879)
Capital gain distributions from underlying funds	10,311,236
Total net realized gain (loss)		8,413,357
Change in net unrealized appreciation (depreciation) on underlying funds		208,204,677
Net gain (loss)		216,618,034
Net increase (decrease) in net assets resulting from operations		$ 250,752,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,134,210	$ 90,622,031
Net realized gain (loss)	8,413,357	146,109,032
Change in net unrealized appreciation (depreciation)	208,204,677	13,197,853
Net increase (decrease) in net assets resulting from operations	250,752,244	249,928,916
Distributions to shareholders from net investment income	(14,583,565)	(83,068,687)
Distributions to shareholders from net realized gain	(70,844,796)	(143,569,525)
Total distributions	(85,428,361)	(226,638,212)
Share transactions Proceeds from sales of shares	1,881,615,768	4,077,077,016
Reinvestment of distributions	85,428,361	226,638,212
Cost of shares redeemed	(610,657,880)	(1,102,185,884)
Net increase (decrease) in net assets resulting from share transactions	1,356,386,249	3,201,529,344
Total increase (decrease) in net assets	1,521,710,132	3,224,820,048

Net Assets
Beginning of period	6,678,966,480	3,454,146,432
End of period (including undistributed net investment income of $33,698,623 and undistributed net investment income of $14,147,978, respectively)	$ 8,200,676,612	$ 6,678,966,480
Other Information Shares
Sold	142,004,001	311,729,581
Issued in reinvestment of distributions	6,551,233	17,696,143
Redeemed	(46,283,612)	(84,704,164)
Net increase (decrease)	102,271,622	244,721,560

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 13.99	$ 12.50	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.26	.25	.18
Net realized and unrealized gain (loss)	.32	(.02) E	1.57	2.44
Total from investment operations	.38	.24	1.82	2.62
Distributions from net investment income	(.03)	(.21)	(.19)	(.07)
Distributions from net realized gain	(.14)	(.43)	(.14)	(.05)
Total distributions	(.16) H	(.64)	(.33)	(.12)
Net asset value, end of period	$ 13.81	$ 13.59	$ 13.99	$ 12.50
Total Return B	2.90%	2.02%	14.72%	26.24%
Ratios to Average Net Assets D, G
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	.94% A	1.95%	1.90%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,200,677	$ 6,678,966	$ 3,454,146	$ 930,417
Portfolio turnover rate	7% A	20%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.8	7.4
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.3	3.2
Fidelity Disciplined Equity Fund Class F	4.7	6.5
Fidelity Growth Company Fund Class F	7.2	7.3
Fidelity Series 100 Index Fund	6.3	5.5
Fidelity Series All-Sector Equity Fund Class F	10.3	9.6
Fidelity Series Large Cap Value Fund Class F	8.7	8.8
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.7
Fidelity Small Cap Growth Fund Class F	1.0	1.0
Fidelity Small Cap Value Fund Class F	1.0	1.0
	44.7	45.1
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	6.7	6.7
Fidelity Series International Small Cap Fund Class F	1.4	1.3
Fidelity Series International Value Fund Class F	6.7	6.6
	14.8	14.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.3	4.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.9	0.9
Fidelity Series High Income Fund Class F	7.0	7.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
	9.1	9.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.1	1.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.2	17.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.8%
Domestic Equity Funds	44.7%
Developed International Equity Funds	14.8%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	2.1%
Investment Grade Bond Funds	17.2%

Six months ago
Commodity Funds	7.4%
Domestic Equity Funds	45.1%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	1.9%
Investment Grade Bond Funds	17.7%

Expected
Commodity Funds	7.7%
Domestic Equity Funds	43.9%
Developed International Equity Funds	14.5%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.8%
Investment Grade Bond Funds	19.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Commodity Funds - 7.8%
Fidelity Series Commodity Strategy Fund Class F	90,705,144	$ 856,256,556
Domestic Equity Funds - 44.7%
Fidelity Blue Chip Growth Fund Class F	7,094,111	358,820,121
Fidelity Disciplined Equity Fund Class F	20,565,132	511,249,175
Fidelity Growth Company Fund Class F	7,928,699	779,073,994
Fidelity Series 100 Index Fund	65,465,521	681,496,078
Fidelity Series All-Sector Equity Fund Class F	85,244,972	1,116,709,129
Fidelity Series Large Cap Value Fund Class F	83,073,978	951,197,043
Fidelity Series Real Estate Equity Fund Class F	4,979,112	60,247,258
Fidelity Series Small Cap Opportunities Fund Class F	16,787,961	188,696,683
Fidelity Small Cap Growth Fund Class F	6,453,195	107,768,349
Fidelity Small Cap Value Fund Class F	6,891,294	105,781,357
TOTAL DOMESTIC EQUITY FUNDS		4,861,039,187
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,216,483,241)		5,717,295,743
International Equity Funds - 19.1%

Developed International Equity Funds - 14.8%
Fidelity Series International Growth Fund Class F	63,337,930	734,719,984
Fidelity Series International Small Cap Fund Class F	12,046,437	148,050,712
Fidelity Series International Value Fund Class F	80,789,270	732,758,682
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,615,529,378

	Shares	Value
Emerging Markets Equity Funds - 4.3%
Fidelity Series Emerging Markets Fund Class F	28,406,746	$ 462,461,831
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,997,755,294)		2,077,991,209
Bond Funds - 28.4%

High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund Class F	7,515,882	81,998,268
Fidelity Series Floating Rate High Income Fund Class F	9,357,835	100,035,254
Fidelity Series High Income Fund Class F	74,058,508	756,877,950
Fidelity Series Real Estate Income Fund Class F	4,724,806	52,917,825
TOTAL HIGH YIELD BOND FUNDS		991,829,297
Inflation-Protected Bond Funds - 2.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	19,350,456	224,271,782
Investment Grade Bond Funds - 17.2%
Fidelity Series Investment Grade Bond Fund Class F	154,870,206	1,869,283,389
TOTAL BOND FUNDS (Cost $2,967,033,623)		3,085,384,468
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,181,272,158)	10,880,671,420
NET OTHER ASSETS (LIABILITIES) - 0.0%	(450,224)
NET ASSETS - 100%	$ 10,880,221,196
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $10,181,272,158) - See accompanying schedule		$ 10,880,671,420
Cash		1
Receivable for fund shares sold		17,385,021
Total assets		10,898,056,442

Liabilities
Payable for investments purchased	$ 12,348,472
Payable for fund shares redeemed	5,036,545
Transfer agent fees payable	450,229
Total liabilities		17,835,246

Net Assets		$ 10,880,221,196
Net Assets consist of:
Paid in capital		$ 10,145,355,059
Undistributed net investment income		45,230,439
Accumulated undistributed net realized gain (loss) on investments		(9,763,564)
Net unrealized appreciation (depreciation) on investments		699,399,262
Net Assets, for 779,408,181 shares outstanding		$ 10,880,221,196
Net Asset Value, offering price and redemption price per share ($10,880,221,196 ÷ 779,408,181 shares)		$ 13.96

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 48,550,452

Expenses
Transfer agent fees	$ 2,442,096
Independent trustees' compensation	16,752
Total expenses		2,458,848
Net investment income (loss)		46,091,604
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,591,679)
Capital gain distributions from underlying funds	14,403,186
Total net realized gain (loss)		11,811,507
Change in net unrealized appreciation (depreciation) on underlying funds		268,858,035
Net gain (loss)		280,669,542
Net increase (decrease) in net assets resulting from operations		$ 326,761,146

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,091,604	$ 128,584,165
Net realized gain (loss)	11,811,507	208,813,939
Change in net unrealized appreciation (depreciation)	268,858,035	(517,775)
Net increase (decrease) in net assets resulting from operations	326,761,146	336,880,329
Distributions to shareholders from net investment income	(20,315,810)	(118,012,992)
Distributions to shareholders from net realized gain	(104,381,302)	(201,795,152)
Total distributions	(124,697,112)	(319,808,144)
Share transactions Proceeds from sales of shares	2,221,223,447	5,285,420,441
Reinvestment of distributions	124,697,112	319,808,144
Cost of shares redeemed	(874,527,692)	(1,305,941,645)
Net increase (decrease) in net assets resulting from share transactions	1,471,392,867	4,299,286,940
Total increase (decrease) in net assets	1,673,456,901	4,316,359,125

Net Assets
Beginning of period	9,206,764,295	4,890,405,170
End of period (including undistributed net investment income of $45,230,439 and undistributed net investment income of $19,454,645, respectively)	$ 10,880,221,196	$ 9,206,764,295
Other Information Shares
Sold	166,005,848	400,113,001
Issued in reinvestment of distributions	9,475,464	24,694,584
Redeemed	(65,727,662)	(98,949,169)
Net increase (decrease)	109,753,650	325,858,416

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 14.22	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06	.26	.25	.17
Net realized and unrealized gain (loss)	.33	(.07) E	1.62	2.62
Total from investment operations	.39	.19	1.87	2.79
Distributions from net investment income	(.03)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.15)	(.44)	(.14)	(.05)
Total distributions	(.18)	(.66)	(.32)	(.12)
Net asset value, end of period	$ 13.96	$ 13.75	$ 14.22	$ 12.67
Total Return B	2.90%	1.62%	14.95%	27.94%
Ratios to Average Net Assets D, G
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	.94% A	1.99%	1.88%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,880,221	$ 9,206,764	$ 4,890,405	$ 1,280,910
Portfolio turnover rate	8% A	19%	37%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.3	8.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.8	3.7
Fidelity Disciplined Equity Fund Class F	5.4	7.5
Fidelity Growth Company Fund Class F	8.2	8.3
Fidelity Series 100 Index Fund	7.1	6.3
Fidelity Series All-Sector Equity Fund Class F	11.7	10.9
Fidelity Series Large Cap Value Fund Class F	10.0	10.0
Fidelity Series Real Estate Equity Fund Class F	0.6	0.6
Fidelity Series Small Cap Opportunities Fund Class F	2.0	2.0
Fidelity Small Cap Growth Fund Class F	1.1	1.1
Fidelity Small Cap Value Fund Class F	1.1	1.1
	51.0	51.5
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	7.8	7.7
Fidelity Series International Small Cap Fund Class F	1.5	1.5
Fidelity Series International Value Fund Class F	7.8	7.5
	17.1	16.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.9	5.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series High Income Fund Class F	6.9	6.9
Fidelity Series Real Estate Income Fund Class F	0.3	0.2
	8.4	8.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	9.3	9.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.3%
Domestic Equity Funds	51.0%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.4%
Investment Grade Bond Funds	9.3%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	51.5%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.3%
Investment Grade Bond Funds	9.6%

Expected
Commodity Funds	8.9%
Domestic Equity Funds	50.5%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F	58,031,603	$ 547,818,337
Domestic Equity Funds - 51.0%
Fidelity Blue Chip Growth Fund Class F	4,408,908	223,002,571
Fidelity Disciplined Equity Fund Class F	12,763,696	317,305,470
Fidelity Growth Company Fund Class F	4,921,936	483,629,423
Fidelity Series 100 Index Fund	40,580,855	422,446,698
Fidelity Series All-Sector Equity Fund Class F	52,880,146	692,729,909
Fidelity Series Large Cap Value Fund Class F	51,555,841	590,314,377
Fidelity Series Real Estate Equity Fund Class F	3,039,074	36,772,801
Fidelity Series Small Cap Opportunities Fund Class F	10,443,890	117,389,324
Fidelity Small Cap Growth Fund Class F	4,009,261	66,954,654
Fidelity Small Cap Value Fund Class F	4,279,623	65,692,218
TOTAL DOMESTIC EQUITY FUNDS		3,016,237,445
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,271,477,459)		3,564,055,782
International Equity Funds - 22.0%

Developed International Equity Funds - 17.1%
Fidelity Series International Growth Fund Class F	39,669,438	460,165,477
Fidelity Series International Small Cap Fund Class F	7,569,449	93,028,534
Fidelity Series International Value Fund Class F	50,665,400	459,535,180
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,012,729,191

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund Class F	17,807,793	$ 289,910,862
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,253,151,136)		1,302,640,053
Bond Funds - 17.7%

High Yield Bond Funds - 8.4%
Fidelity Series Emerging Markets Debt Fund Class F	4,060,095	44,295,634
Fidelity Series Floating Rate High Income Fund Class F	2,618,988	27,996,986
Fidelity Series High Income Fund Class F	39,744,411	406,187,877
Fidelity Series Real Estate Income Fund Class F	1,350,892	15,129,989
TOTAL HIGH YIELD BOND FUNDS		493,610,486
Investment Grade Bond Funds - 9.3%
Fidelity Series Investment Grade Bond Fund Class F	45,674,946	551,296,592
TOTAL BOND FUNDS (Cost $1,005,158,229)		1,044,907,078
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,529,786,824)	5,911,602,913
NET OTHER ASSETS (LIABILITIES) - 0.0%	(243,531)
NET ASSETS - 100%	$ 5,911,359,382
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $5,529,786,824) - See accompanying schedule		$ 5,911,602,913
Receivable for fund shares sold		14,450,832
Total assets		5,926,053,745

Liabilities
Payable for investments purchased	$ 11,748,975
Payable for fund shares redeemed	2,701,856
Transfer agent fees payable	243,532
Total liabilities		14,694,363

Net Assets		$ 5,911,359,382
Net Assets consist of:
Paid in capital		$ 5,515,963,855
Undistributed net investment income		17,808,643
Accumulated undistributed net realized gain (loss) on investments		(4,229,205)
Net unrealized appreciation (depreciation) on investments		381,816,089
Net Assets, for 420,469,481 shares outstanding		$ 5,911,359,382
Net Asset Value, offering price and redemption price per share ($5,911,359,382 ÷ 420,469,481 shares)		$ 14.06

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,456,248

Expenses
Transfer agent fees	$ 1,292,061
Independent trustees' compensation	8,800
Total expenses		1,300,861
Net investment income (loss)		18,155,387
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,944,987)
Capital gain distributions from underlying funds	8,737,748
Total net realized gain (loss)		6,792,761
Change in net unrealized appreciation (depreciation) on underlying funds		148,245,744
Net gain (loss)		155,038,505
Net increase (decrease) in net assets resulting from operations		$ 173,193,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,155,387	$ 58,625,284
Net realized gain (loss)	6,792,761	107,988,759
Change in net unrealized appreciation (depreciation)	148,245,744	8,217,455
Net increase (decrease) in net assets resulting from operations	173,193,892	174,831,498
Distributions to shareholders from net investment income	(7,870,195)	(54,398,837)
Distributions to shareholders from net realized gain	(56,522,216)	(100,788,269)
Total distributions	(64,392,411)	(155,187,106)
Share transactions Proceeds from sales of shares	1,387,014,241	2,957,844,108
Reinvestment of distributions	64,392,411	155,187,106
Cost of shares redeemed	(431,882,512)	(671,545,016)
Net increase (decrease) in net assets resulting from share transactions	1,019,524,140	2,441,486,198
Total increase (decrease) in net assets	1,128,325,621	2,461,130,590

Net Assets
Beginning of period	4,783,033,761	2,321,903,171
End of period (including undistributed net investment income of $17,808,643 and undistributed net investment income of $7,523,451, respectively)	$ 5,911,359,382	$ 4,783,033,761
Other Information Shares
Sold	103,351,299	222,865,783
Issued in reinvestment of distributions	4,816,186	11,944,014
Redeemed	(32,320,989)	(50,751,229)
Net increase (decrease)	75,846,496	184,058,568

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.88	$ 14.46	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.24	.23	.15
Net realized and unrealized gain (loss)	.31	(.17) E	1.76	2.74
Total from investment operations	.36	.07	1.99	2.89
Distributions from net investment income	(.02)	(.20)	(.18)	(.06)
Distributions from net realized gain	(.16)	(.45)	(.13)	(.05)
Total distributions	(.18)	(.65)	(.31)	(.11)
Net asset value, end of period	$ 14.06	$ 13.88	$ 14.46	$ 12.78
Total Return B	2.66%	.78%	15.76%	28.94%
Ratios to Average Net Assets D, G
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	.70% A	1.81%	1.75%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,911,359	$ 4,783,034	$ 2,321,903	$ 632,052
Portfolio turnover rate	7% A	17%	37%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.3	8.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.9	3.8
Fidelity Disciplined Equity Fund Class F	5.4	7.5
Fidelity Growth Company Fund Class F	8.2	8.4
Fidelity Series 100 Index Fund	7.2	6.4
Fidelity Series All-Sector Equity Fund Class F	11.8	11.1
Fidelity Series Large Cap Value Fund Class F	10.1	10.1
Fidelity Series Real Estate Equity Fund Class F	0.6	0.6
Fidelity Series Small Cap Opportunities Fund Class F	2.0	2.0
Fidelity Small Cap Growth Fund Class F	1.2	1.1
Fidelity Small Cap Value Fund Class F	1.1	1.1
	51.5	52.1
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	7.9	7.7
Fidelity Series International Small Cap Fund Class F	1.6	1.5
Fidelity Series International Value Fund Class F	7.8	7.6
	17.3	16.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.9	5.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.4	0.4
Fidelity Series High Income Fund Class F	7.3	7.3
Fidelity Series Real Estate Income Fund Class F	0.2	0.2
	8.7	8.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	8.3	8.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.3%
Domestic Equity Funds	51.5%
Developed International Equity Funds	17.3%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.7%
Investment Grade Bond Funds	8.3%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	52.1%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.6%
Investment Grade Bond Funds	8.6%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.4%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F	66,305,711	$ 625,925,911
Domestic Equity Funds - 51.5%
Fidelity Blue Chip Growth Fund Class F	5,091,590	257,532,641
Fidelity Disciplined Equity Fund Class F	14,631,144	363,730,243
Fidelity Growth Company Fund Class F	5,626,336	552,843,737
Fidelity Series 100 Index Fund	46,547,604	484,560,559
Fidelity Series All-Sector Equity Fund Class F	60,636,647	794,340,075
Fidelity Series Large Cap Value Fund Class F	59,050,502	676,128,251
Fidelity Series Real Estate Equity Fund Class F	3,495,752	42,298,603
Fidelity Series Small Cap Opportunities Fund Class F	11,958,265	134,410,897
Fidelity Small Cap Growth Fund Class F	4,590,264	76,657,411
Fidelity Small Cap Value Fund Class F	4,901,995	75,245,622
TOTAL DOMESTIC EQUITY FUNDS		3,457,748,039
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,744,191,718)		4,083,673,950
International Equity Funds - 22.2%

Developed International Equity Funds - 17.3%
Fidelity Series International Growth Fund Class F	45,487,352	527,653,283
Fidelity Series International Small Cap Fund Class F	8,569,982	105,325,080
Fidelity Series International Value Fund Class F	58,112,405	527,079,510
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,160,057,873

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund Class F	20,464,970	$ 333,169,706
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,439,536,240)		1,493,227,579
Bond Funds - 17.0%

High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund Class F	4,880,035	53,241,179
Fidelity Series Floating Rate High Income Fund Class F	2,664,550	28,484,037
Fidelity Series High Income Fund Class F	47,502,346	485,473,972
Fidelity Series Real Estate Income Fund Class F	1,375,528	15,405,911
TOTAL HIGH YIELD BOND FUNDS		582,605,099
Investment Grade Bond Funds - 8.3%
Fidelity Series Investment Grade Bond Fund Class F	45,968,068	554,834,579
TOTAL BOND FUNDS (Cost $1,093,655,053)		1,137,439,678
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,277,383,011)		6,714,341,207
NET OTHER ASSETS (LIABILITIES) - 0.0%		(277,192)
NET ASSETS - 100%		$ 6,714,064,015
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $6,277,383,011) - See accompanying schedule		$ 6,714,341,207
Receivable for fund shares sold		17,205,161
Total assets		6,731,546,368

Liabilities
Payable for investments purchased	$ 13,496,891
Payable for fund shares redeemed	3,708,267
Transfer agent fees payable	277,195
Total liabilities		17,482,353

Net Assets		$ 6,714,064,015
Net Assets consist of:
Paid in capital		$ 6,265,514,844
Undistributed net investment income		20,439,265
Accumulated undistributed net realized gain (loss) on investments		(8,848,290)
Net unrealized appreciation (depreciation) on investments		436,958,196
Net Assets, for 476,206,077 shares outstanding		$ 6,714,064,015
Net Asset Value, offering price and redemption price per share ($6,714,064,015 ÷ 476,206,077 shares)		$ 14.10

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 22,169,904

Expenses
Transfer agent fees	$ 1,485,835
Independent trustees' compensation	10,171
Total expenses		1,496,006
Net investment income (loss)		20,673,898
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,540,170)
Capital gain distributions from underlying funds	10,022,789
Total net realized gain (loss)		8,482,619
Change in net unrealized appreciation (depreciation) on underlying funds		160,990,530
Net gain (loss)		169,473,149
Net increase (decrease) in net assets resulting from operations		$ 190,147,047

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,673,898	$ 70,344,470
Net realized gain (loss)	8,482,619	127,919,318
Change in net unrealized appreciation (depreciation)	160,990,530	(5,885,900)
Net increase (decrease) in net assets resulting from operations	190,147,047	192,377,888
Distributions to shareholders from net investment income	(8,723,123)	(65,753,841)
Distributions to shareholders from net realized gain	(69,369,535)	(125,534,083)
Total distributions	(78,092,658)	(191,287,924)
Share transactions Proceeds from sales of shares	1,485,927,281	3,409,717,548
Reinvestment of distributions	78,092,658	191,287,924
Cost of shares redeemed	(571,643,486)	(874,290,765)
Net increase (decrease) in net assets resulting from share transactions	992,376,453	2,726,714,707
Total increase (decrease) in net assets	1,104,430,842	2,727,804,671

Net Assets
Beginning of period	5,609,633,173	2,881,828,502
End of period (including undistributed net investment income of $20,439,265 and undistributed net investment income of $8,488,490, respectively)	$ 6,714,064,015	$ 5,609,633,173
Other Information Shares
Sold	110,310,520	255,817,488
Issued in reinvestment of distributions	5,823,464	14,652,524
Redeemed	(42,651,343)	(65,765,499)
Net increase (decrease)	73,482,641	204,704,513

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.93	$ 14.55	$ 12.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.24	.24	.15
Net realized and unrealized gain (loss)	.31	(.19) E	1.77	2.81
Total from investment operations	.36	.05	2.01	2.96
Distributions from net investment income	(.02)	(.20)	(.18)	(.07)
Distributions from net realized gain	(.17)	(.47)	(.13)	(.05)
Total distributions	(.19)	(.67)	(.31)	(.11) H
Net asset value, end of period	$ 14.10	$ 13.93	$ 14.55	$ 12.85
Total Return B	2.64%	.67%	15.81%	29.64%
Ratios to Average Net Assets D, G
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	.70% A	1.82%	1.79%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,714,064	$ 5,609,633	$ 2,881,829	$ 749,360
Portfolio turnover rate	8% A	18%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.11 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.6	9.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.9	3.9
Fidelity Disciplined Equity Fund Class F	5.6	7.7
Fidelity Growth Company Fund Class F	8.5	8.6
Fidelity Series 100 Index Fund	7.4	6.5
Fidelity Series All-Sector Equity Fund Class F	12.1	11.3
Fidelity Series Large Cap Value Fund Class F	10.4	10.3
Fidelity Series Real Estate Equity Fund Class F	0.6	0.6
Fidelity Series Small Cap Opportunities Fund Class F	2.1	2.0
Fidelity Small Cap Growth Fund Class F	1.2	1.2
Fidelity Small Cap Value Fund Class F	1.1	1.1
	52.9	53.2
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	8.0	8.0
Fidelity Series International Small Cap Fund Class F	1.6	1.6
Fidelity Series International Value Fund Class F	8.1	7.8
	17.7	17.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.1	5.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.2	0.2
Fidelity Series High Income Fund Class F	9.1	9.1
Fidelity Series Real Estate Income Fund Class F	0.1	0.1
	10.2	10.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	4.5	4.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.6%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.7%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	4.5%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	53.2%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	4.8%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.8%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	5.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund Class F	29,715,113	$ 280,510,670
Domestic Equity Funds - 52.9%
Fidelity Blue Chip Growth Fund Class F	2,281,383	115,392,347
Fidelity Disciplined Equity Fund Class F	6,547,760	162,777,304
Fidelity Growth Company Fund Class F	2,526,305	248,234,734
Fidelity Series 100 Index Fund	20,685,424	215,335,261
Fidelity Series All-Sector Equity Fund Class F	27,056,911	354,445,536
Fidelity Series Large Cap Value Fund Class F	26,430,033	302,623,873
Fidelity Series Real Estate Equity Fund Class F	1,534,912	18,572,437
Fidelity Series Small Cap Opportunities Fund Class F	5,339,111	60,011,611
Fidelity Small Cap Growth Fund Class F	2,054,407	34,308,598
Fidelity Small Cap Value Fund Class F	2,193,013	33,662,752
TOTAL DOMESTIC EQUITY FUNDS		1,545,364,453
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,692,302,076)		1,825,875,123
International Equity Funds - 22.8%

Developed International Equity Funds - 17.7%
Fidelity Series International Growth Fund Class F	20,232,925	234,701,927
Fidelity Series International Small Cap Fund Class F	3,888,122	47,785,015
Fidelity Series International Value Fund Class F	26,009,669	235,907,701
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		518,394,643

	Shares	Value
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund Class F	9,117,196	$ 148,427,953
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $642,139,262)		666,822,596
Bond Funds - 14.7%

High Yield Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund Class F	2,092,707	22,831,435
Fidelity Series Floating Rate High Income Fund Class F	594,794	6,358,347
Fidelity Series High Income Fund Class F	26,029,587	266,022,384
Fidelity Series Real Estate Income Fund Class F	322,044	3,606,889
TOTAL HIGH YIELD BOND FUNDS		298,819,055
Investment Grade Bond Funds - 4.5%
Fidelity Series Investment Grade Bond Fund Class F	10,924,681	131,860,895
TOTAL BOND FUNDS (Cost $413,826,648)		430,679,950
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,748,267,986)		2,923,377,669
NET OTHER ASSETS (LIABILITIES) - 0.0%		(119,742)
NET ASSETS - 100%		$ 2,923,257,927
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,748,267,986) - See accompanying schedule		$ 2,923,377,669
Receivable for fund shares sold		10,832,358
Total assets		2,934,210,027

Liabilities
Payable for investments purchased	$ 9,196,036
Payable for fund shares redeemed	1,636,322
Transfer agent fees payable	119,742
Total liabilities		10,952,100

Net Assets		$ 2,923,257,927
Net Assets consist of:
Paid in capital		$ 2,741,306,434
Undistributed net investment income		8,558,685
Accumulated undistributed net realized gain (loss) on investments		(1,716,875)
Net unrealized appreciation (depreciation) on investments		175,109,683
Net Assets, for 205,099,879 shares outstanding		$ 2,923,257,927
Net Asset Value, offering price and redemption price per share ($2,923,257,927 ÷ 205,099,879 shares)		$ 14.25

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,261,457

Expenses
Transfer agent fees	$ 622,138
Independent trustees' compensation	4,203
Total expenses		626,341
Net investment income (loss)		8,635,116
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,731,737)
Capital gain distributions from underlying funds	4,386,272
Total net realized gain (loss)		2,654,535
Change in net unrealized appreciation (depreciation) on underlying funds		75,518,795
Net gain (loss)		78,173,330
Net increase (decrease) in net assets resulting from operations		$ 86,808,446

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,635,116	$ 26,470,160
Net realized gain (loss)	2,654,535	47,683,926
Change in net unrealized appreciation (depreciation)	75,518,795	16,891,627
Net increase (decrease) in net assets resulting from operations	86,808,446	91,045,713
Distributions to shareholders from net investment income	(3,519,629)	(24,252,667)
Distributions to shareholders from net realized gain	(25,810,374)	(41,511,318)
Total distributions	(29,330,003)	(65,763,985)
Share transactions Proceeds from sales of shares	804,165,517	1,524,802,536
Reinvestment of distributions	29,330,003	65,763,985
Cost of shares redeemed	(222,529,180)	(288,452,836)
Net increase (decrease) in net assets resulting from share transactions	610,966,340	1,302,113,685
Total increase (decrease) in net assets	668,444,783	1,327,395,413

Net Assets
Beginning of period	2,254,813,144	927,417,731
End of period (including undistributed net investment income of $8,558,685 and undistributed net investment income of $3,443,198, respectively)	$ 2,923,257,927	$ 2,254,813,144
Other Information Shares
Sold	59,080,336	113,614,190
Issued in reinvestment of distributions	2,164,576	5,018,200
Redeemed	(16,397,047)	(21,558,421)
Net increase (decrease)	44,847,865	97,073,969

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 14.68	$ 12.91	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.25	.25	.14
Net realized and unrealized gain (loss)	.31	(.22) E	1.81	2.86
Total from investment operations	.36	.03	2.06	3.00
Distributions from net investment income	(.02)	(.20)	(.18)	(.06)
Distributions from net realized gain	(.15)	(.44)	(.11)	(.04)
Total distributions	(.18) I	(.64)	(.29)	(.09) H
Net asset value, end of period	$ 14.25	$ 14.07	$ 14.68	$ 12.91
Total Return B	2.59%	.45%	16.12%	30.03%
Ratios to Average Net Assets D, G
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	.69% A	1.85%	1.83%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,923,258	$ 2,254,813	$ 927,418	$ 175,992
Portfolio turnover rate	7% A	14%	39%	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.09 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.035 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.7	9.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	4.0	4.0
Fidelity Disciplined Equity Fund Class F	5.7	7.9
Fidelity Growth Company Fund Class F	8.6	8.9
Fidelity Series 100 Index Fund	7.5	6.7
Fidelity Series All-Sector Equity Fund Class F	12.4	11.6
Fidelity Series Large Cap Value Fund Class F	10.5	10.6
Fidelity Series Real Estate Equity Fund Class F	0.7	0.6
Fidelity Series Small Cap Opportunities Fund Class F	2.1	2.1
Fidelity Small Cap Growth Fund Class F	1.2	1.2
Fidelity Small Cap Value Fund Class F	1.2	1.2
	53.9	54.8
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	8.2	8.2
Fidelity Series International Small Cap Fund Class F	1.7	1.6
Fidelity Series International Value Fund Class F	8.3	8.1
	18.2	17.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.2	5.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.1	0.1
Fidelity Series High Income Fund Class F	9.1	9.1
Fidelity Series Real Estate Income Fund Class F	0.1	0.0*
	10.1	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	2.9	2.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.7%
Domestic Equity Funds	53.9%
Developed International Equity Funds	18.2%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	2.9%

Six months ago
Commodity Funds	9.5%
Domestic Equity Funds	54.8%
Developed International Equity Funds	17.9%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	2.5%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.6%
	Shares	Value
Commodity Funds - 9.7%
Fidelity Series Commodity Strategy Fund Class F	22,752,945	$ 214,787,802
Domestic Equity Funds - 53.9%
Fidelity Blue Chip Growth Fund Class F	1,753,964	88,715,503
Fidelity Disciplined Equity Fund Class F	5,029,922	125,043,849
Fidelity Growth Company Fund Class F	1,933,242	189,960,380
Fidelity Series 100 Index Fund	15,924,110	165,769,985
Fidelity Series All-Sector Equity Fund Class F	20,805,979	272,558,322
Fidelity Series Large Cap Value Fund Class F	20,276,955	232,171,136
Fidelity Series Real Estate Equity Fund Class F	1,177,421	14,246,799
Fidelity Series Small Cap Opportunities Fund Class F	4,119,067	46,298,309
Fidelity Small Cap Growth Fund Class F	1,579,711	26,381,174
Fidelity Small Cap Value Fund Class F	1,687,797	25,907,677
TOTAL DOMESTIC EQUITY FUNDS		1,187,053,134
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,302,295,681)		1,401,840,936
International Equity Funds - 23.4%

Developed International Equity Funds - 18.2%
Fidelity Series International Growth Fund Class F	15,556,744	180,458,232
Fidelity Series International Small Cap Fund Class F	2,980,883	36,635,048
Fidelity Series International Value Fund Class F	20,129,516	182,574,710
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		399,667,990

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund Class F	7,060,980	$ 114,952,757
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $495,837,277)		514,620,747
Bond Funds - 13.0%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund Class F	1,615,906	17,629,539
Fidelity Series Floating Rate High Income Fund Class F	171,882	1,837,415
Fidelity Series High Income Fund Class F	19,604,046	200,353,346
Fidelity Series Real Estate Income Fund Class F	104,826	1,174,056
TOTAL HIGH YIELD BOND FUNDS		220,994,356
Investment Grade Bond Funds - 2.9%
Fidelity Series Investment Grade Bond Fund Class F	5,347,472	64,543,988
TOTAL BOND FUNDS (Cost $274,755,185)		285,538,344
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,072,888,143)		2,202,000,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90,206)
NET ASSETS - 100%		$ 2,201,909,821
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,072,888,143) - See accompanying schedule		$ 2,202,000,027
Receivable for fund shares sold		8,798,154
Total assets		2,210,798,181

Liabilities
Payable for investments purchased	$ 7,801,584
Payable for fund shares redeemed	996,568
Transfer agent fees payable	90,208
Total liabilities		8,888,360

Net Assets		$ 2,201,909,821
Net Assets consist of:
Paid in capital		$ 2,068,417,518
Undistributed net investment income		5,894,972
Accumulated undistributed net realized gain (loss) on investments		(1,514,553)
Net unrealized appreciation (depreciation) on investments		129,111,884
Net Assets, for 154,248,061 shares outstanding		$ 2,201,909,821
Net Asset Value, offering price and redemption price per share ($2,201,909,821 ÷ 154,248,061 shares)		$ 14.28

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,374,973

Expenses
Transfer agent fees	$ 468,368
Independent trustees' compensation	3,166
Total expenses		471,534
Net investment income (loss)		5,903,439
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,458,631)
Capital gain distributions from underlying funds	3,367,859
Total net realized gain (loss)		1,909,228
Change in net unrealized appreciation (depreciation) on underlying funds		55,180,276
Net gain (loss)		57,089,504
Net increase (decrease) in net assets resulting from operations		$ 62,992,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,903,439	$ 18,920,725
Net realized gain (loss)	1,909,228	36,537,823
Change in net unrealized appreciation (depreciation)	55,180,276	13,388,582
Net increase (decrease) in net assets resulting from operations	62,992,943	68,847,130
Distributions to shareholders from net investment income	(2,279,800)	(17,366,248)
Distributions to shareholders from net realized gain	(19,884,741)	(30,945,429)
Total distributions	(22,164,541)	(48,311,677)
Share transactions Proceeds from sales of shares	635,684,255	1,230,303,237
Reinvestment of distributions	22,164,541	48,311,677
Cost of shares redeemed	(202,262,618)	(270,662,390)
Net increase (decrease) in net assets resulting from share transactions	455,586,178	1,007,952,524
Total increase (decrease) in net assets	496,414,580	1,028,487,977

Net Assets
Beginning of period	1,705,495,241	677,007,264
End of period (including undistributed net investment income of $5,894,972 and undistributed net investment income of $2,271,333, respectively)	$ 2,201,909,821	$ 1,705,495,241
Other Information Shares
Sold	46,602,923	91,524,400
Issued in reinvestment of distributions	1,634,553	3,682,976
Redeemed	(14,897,948)	(20,139,961)
Net increase (decrease)	33,339,528	75,067,415

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 14.77	$ 12.94	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.04	.24	.24	.15
Net realized and unrealized gain (loss)	.31	(.27) E	1.86	2.91
Total from investment operations	.35	(.03)	2.10	3.06
Distributions from net investment income	(.02)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.16)	(.44)	(.11)	(.05)
Total distributions	(.18)	(.63)	(.27) H	(.12)
Net asset value, end of period	$ 14.28	$ 14.11	$ 14.77	$ 12.94
Total Return B	2.51%	.06%	16.43%	30.59%
Ratios to Average Net Assets D, G
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	.63% A	1.78%	1.77%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,201,910	$ 1,705,495	$ 677,007	$ 117,894
Portfolio turnover rate	7% A	14%	42%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2055 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	10.3	9.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	4.2	4.1
Fidelity Disciplined Equity Fund Class F	5.8	8.4
Fidelity Growth Company Fund Class F	8.6	9.1
Fidelity Series 100 Index Fund	7.8	6.8
Fidelity Series All-Sector Equity Fund Class F	12.8	11.9
Fidelity Series Large Cap Value Fund Class F	10.9	11.0
Fidelity Series Real Estate Equity Fund Class F	0.8	0.5
Fidelity Series Small Cap Opportunities Fund Class F	2.2	2.1
Fidelity Small Cap Growth Fund Class F	1.2	1.2
Fidelity Small Cap Value Fund Class F	1.2	1.2
	55.5	56.3
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	8.3	8.5
Fidelity Series International Small Cap Fund Class F	1.7	1.7
Fidelity Series International Value Fund Class F	8.2	8.3
	18.2	18.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.5	5.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.0*	0.0*
Fidelity Series High Income Fund Class F	9.4	9.0
Fidelity Series Real Estate Income Fund Class F	0.0*	0.0*
	10.2	9.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	0.3	0.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	10.3%
Domestic Equity Funds	55.5%
Developed International Equity Funds	18.2%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	0.3%

Six months ago
Commodity Funds	9.8%
Domestic Equity Funds	56.3%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	5.4%
High Yield Bond Funds	9.5%
Investment Grade Bond Funds	0.5%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.8%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom K® 2055 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 10.3%
Fidelity Series Commodity Strategy Fund Class F	875,777	$ 8,267,339
Domestic Equity Funds - 55.5%
Fidelity Blue Chip Growth Fund Class F	65,997	3,338,109
Fidelity Disciplined Equity Fund Class F	188,201	4,678,679
Fidelity Growth Company Fund Class F	69,937	6,872,045
Fidelity Series 100 Index Fund	601,175	6,258,228
Fidelity Series All-Sector Equity Fund Class F	783,597	10,265,119
Fidelity Series Large Cap Value Fund Class F	763,859	8,746,190
Fidelity Series Real Estate Equity Fund Class F	53,663	649,319
Fidelity Series Small Cap Opportunities Fund Class F	158,479	1,781,298
Fidelity Small Cap Growth Fund Class F	60,228	1,005,804
Fidelity Small Cap Value Fund Class F	64,740	993,755
TOTAL DOMESTIC EQUITY FUNDS		44,588,546
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,198,179)		52,855,885
International Equity Funds - 23.7%

Developed International Equity Funds - 18.2%
Fidelity Series International Growth Fund Class F	574,818	6,667,886
Fidelity Series International Small Cap Fund Class F	108,478	1,333,189
Fidelity Series International Value Fund Class F	728,982	6,611,871
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		14,612,946

	Shares	Value
Emerging Markets Equity Funds - 5.5%
Fidelity Series Emerging Markets Fund Class F	269,987	$ 4,395,383
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,080,283)		19,008,329
Bond Funds - 10.5%

High Yield Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund Class F	55,345	603,809
Fidelity Series Floating Rate High Income Fund Class F	1,125	12,029
Fidelity Series High Income Fund Class F	738,823	7,550,768
Fidelity Series Real Estate Income Fund Class F	1,163	13,021
TOTAL HIGH YIELD BOND FUNDS		8,179,627
Investment Grade Bond Funds - 0.3%
Fidelity Series Investment Grade Bond Fund Class F	20,193	243,734
TOTAL BOND FUNDS (Cost $8,180,848)		8,423,361
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $76,459,310)		80,287,575
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,094)
NET ASSETS - 100%		$ 80,284,481
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $76,459,310) - See accompanying schedule		$ 80,287,575
Receivable for fund shares sold		1,179,380
Total assets		81,466,955

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	1,137,353
Payable for fund shares redeemed	42,028
Transfer agent fees payable	3,091
Total liabilities		1,182,474

Net Assets		$ 80,284,481
Net Assets consist of:
Paid in capital		$ 76,293,386
Undistributed net investment income		135,856
Accumulated undistributed net realized gain (loss) on investments		26,974
Net unrealized appreciation (depreciation) on investments		3,828,265
Net Assets, for 8,004,943 shares outstanding		$ 80,284,481
Net Asset Value, offering price and redemption price per share ($80,284,481 ÷ 8,004,943 shares)		$ 10.03

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 149,701

Expenses
Transfer agent fees	$ 11,994
Independent trustees' compensation	70
Total expenses		12,064
Net investment income (loss)		137,637
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(85,233)
Capital gain distributions from underlying funds	118,823
Total net realized gain (loss)		33,590
Change in net unrealized appreciation (depreciation) on underlying funds		3,046,701
Net gain (loss)		3,080,291
Net increase (decrease) in net assets resulting from operations		$ 3,217,928

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom K® 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 137,637	$ 133,408
Net realized gain (loss)	33,590	209,152
Change in net unrealized appreciation (depreciation)	3,046,701	781,564
Net increase (decrease) in net assets resulting from operations	3,217,928	1,124,124
Distributions to shareholders from net investment income	(22,544)	(112,202)
Distributions to shareholders from net realized gain	(128,823)	(87,388)
Total distributions	(151,367)	(199,590)
Share transactions Proceeds from sales of shares	64,269,753	27,223,975
Reinvestment of distributions	151,367	199,590
Cost of shares redeemed	(12,073,108)	(3,478,191)
Net increase (decrease) in net assets resulting from share transactions	52,348,012	23,945,374
Total increase (decrease) in net assets	55,414,573	24,869,908

Net Assets
Beginning of period	24,869,908	-
End of period (including undistributed net investment income of $135,856 and undistributed net investment income of $20,763, respectively)	$ 80,284,481	$ 24,869,908
Other Information Shares
Sold	6,722,101	2,863,934
Issued in reinvestment of distributions	15,900	22,655
Redeemed	(1,261,115)	(358,532)
Net increase (decrease)	5,476,886	2,528,057

Financial Highlights

	Six months ended September 30, 2012	Period ended March 31,
	(Unaudited)	2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.03	.14
Net realized and unrealized gain (loss)	.21	(.11) E
Total from investment operations	.24	.03
Distributions from net investment income	(.01)	(.10)
Distributions from net realized gain	(.04)	(.08)
Total distributions	(.05)	(.19) H
Net asset value, end of period	$ 10.03	$ 9.84
Total Return B	2.43%	.47%
Ratios to Average Net Assets D, G
Expenses before reductions	.05% A	.05% A
Expenses net of fee waivers, if any	.05% A	.05% A
Expenses net of all reductions	.05% A	.05% A
Net investment income (loss)	.58% A	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,284	$ 24,870
Portfolio turnover rate	7% A	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2012 (Unaudited)

1. Organization.

Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom K® Income Fund	$ 1,380,756,055	$ 56,489,790	$ (3,517,810)	$ 52,971,980
Fidelity Freedom K® 2000 Fund	718,791,618	31,161,774	(2,143,158)	29,018,616
Fidelity Freedom K® 2005 Fund	446,859,541	25,906,479	(2,905,879)	23,000,600
Fidelity Freedom K® 2010 Fund	4,193,967,703	305,834,991	(39,616,149)	266,218,842
Fidelity Freedom K® 2015 Fund	5,997,020,796	417,628,631	(54,763,708)	362,864,923
Fidelity Freedom K® 2020 Fund	13,192,037,004	968,097,877	(146,682,854)	821,415,023
Fidelity Freedom K® 2025 Fund	7,700,232,757	600,282,378	(99,500,400)	500,781,978
Fidelity Freedom K® 2030 Fund	10,205,215,635	822,697,742	(147,241,957)	675,455,785
Fidelity Freedom K® 2035 Fund	5,541,872,825	459,747,743	(90,017,655)	369,730,088
Fidelity Freedom K® 2040 Fund	6,295,454,037	528,205,405	(109,318,235)	418,887,170
Fidelity Freedom K® 2045 Fund	2,753,287,706	215,825,954	(45,735,991)	170,089,963
Fidelity Freedom K® 2050 Fund	2,076,834,308	162,242,636	(37,076,917)	125,165,719
Fidelity Freedom K® 2055 Fund	76,553,606	4,106,365	(372,396)	3,733,969

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K® Income Fund	189,015,904	61,630,402
Fidelity Freedom K® 2000 Fund	112,423,265	40,511,290
Fidelity Freedom K® 2005 Fund	105,382,372	32,705,933
Fidelity Freedom K® 2010 Fund	574,644,852	343,650,106
Fidelity Freedom K® 2015 Fund	1,036,899,896	289,813,755
Fidelity Freedom K® 2020 Fund	2,147,471,783	517,672,173
Fidelity Freedom K® 2025 Fund	1,567,807,204	252,336,104
Fidelity Freedom K® 2030 Fund	1,782,686,300	375,418,557
Fidelity Freedom K® 2035 Fund	1,168,069,878	185,994,654
Fidelity Freedom K® 2040 Fund	1,171,958,491	226,927,712
Fidelity Freedom K® 2045 Fund	678,926,434	84,239,512
Fidelity Freedom K® 2050 Fund	510,191,759	67,477,077
Fidelity Freedom K® 2055 Fund	54,220,106	1,764,793

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom K® Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom K® 2020 Fund
Fidelity Series Floating Rate High Income Fund	12%
Fidelity Series Inflation-Protected Bond Index Fund	14%
Fidelity Series Investment Grade Bond Fund	12%
Fidelity Series Real Estate Income Fund	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	40%
Fidelity Small Cap Growth Fund	30%
Fidelity Small Cap Value Fund	20%
Fidelity Series Small Cap Opportunities Fund	43%
Fidelity Series 100 Index Fund	46%
Fidelity Series Investment Grade Bond Fund	43%
Fidelity Series All-Sector Equity Fund	44%
Fidelity Series Large Cap Value Fund	44%
Fidelity Series Emerging Markets Fund	44%
Fidelity Series Inflation-Protected Bond Index Fund	41%
Fidelity Series High Income Fund	44%
Fidelity Series Floating Rate High Income Fund	41%
Fidelity Series Real Estate Income Fund	41%
Fidelity Series Commodity Strategy Fund	42%
Fidelity Series International Growth Fund	44%
Fidelity Series International Value Fund	44%
Fidelity Series International Small Cap Fund	44%
Fidelity Series Emerging Markets Debt Fund	41%
Fidelity Series Real Estate Equity Fund	41%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom K® Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Investment Performance (for each fund except Freedom K® 2055 Fund). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index. The Board noted that FMR believes that no meaningful peer group exists for the funds, given that competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and/or glide path construction. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2011, the fund's total return and the total return of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than Freedom K® Income Fund).

Freedom K® 2000 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Freedom K® 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Semiannual Report

Freedom K® 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Freedom K® 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Freedom K® 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Semiannual Report

Freedom K® 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Freedom K® 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2045 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Freedom K® 2050 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Semiannual Report

Freedom K® Income Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Investment Performance (for Freedom K® 2055 Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations on June 1, 2011, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2000 Fund

Freedom K® 2005 Fund

Semiannual Report

Freedom K® 2010 Fund

Freedom K® 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2020 Fund

Freedom K® 2025 Fund

Semiannual Report

Freedom K® 2030 Fund

Freedom K® 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® 2040 Fund

Freedom K® 2045 Fund

Semiannual Report

Freedom K® 2050 Fund

Freedom K® 2055 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom K® Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

The Bank of New York Mellon

New York, NY
2055

FF-K-USAN-1112
1.892600.103

Fidelity Freedom Funds ® -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Semiannual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Freedom Income	0.0%
Actual		$ 1,000.00	$ 1,024.10	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2000	0.0%
Actual		$ 1,000.00	$ 1,023.70	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2005	0.0%
Actual		$ 1,000.00	$ 1,024.40	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2010	0.0%
Actual		$ 1,000.00	$ 1,027.90	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2015	0.0%
Actual		$ 1,000.00	$ 1,028.50	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2020	0.0%
Actual		$ 1,000.00	$ 1,029.00	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2025	0.0%
Actual		$ 1,000.00	$ 1,028.00	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2030	0.0%
Actual		$ 1,000.00	$ 1,028.20	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Freedom 2035	0.0%
Actual		$ 1,000.00	$ 1,025.90	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2040	0.0%
Actual		$ 1,000.00	$ 1,026.30	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2045	0.0%
Actual		$ 1,000.00	$ 1,025.70	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2050	0.0%
Actual		$ 1,000.00	$ 1,024.80	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -
Freedom 2055	0.0%
Actual		$ 1,000.00	$ 1,023.90	$ -
HypotheticalA		$ 1,000.00	$ 1,025.07	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.1	1.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.0	0.9
Fidelity Disciplined Equity Fund	1.3	1.8
Fidelity Growth Company Fund	2.0	2.1
Fidelity Series 100 Index Fund	1.8	1.6
Fidelity Series All-Sector Equity Fund	3.0	2.7
Fidelity Series Large Cap Value Fund	2.5	2.5
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
	12.9	12.9
Developed International Equity Funds
Fidelity Series International Growth Fund	2.0	1.9
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	1.9	1.9
	4.3	4.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.3	1.2
Fidelity Series High Income Fund	4.8	4.7
Fidelity Series Real Estate Income Fund	0.7	0.6
	7.4	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	12.0	12.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.1	21.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	21.2	21.7
Fidelity Short-Term Bond Fund	17.8	18.0
	39.0	39.7

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.1%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.0%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.7%
Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund	4,952,496	$ 46,602,984
Domestic Equity Funds - 12.9%
Fidelity Blue Chip Growth Fund	435,316	21,979,100
Fidelity Disciplined Equity Fund	1,245,423	30,961,207
Fidelity Growth Company Fund	477,734	46,932,621
Fidelity Series 100 Index Fund	3,996,258	41,601,048
Fidelity Series All-Sector Equity Fund	5,190,317	67,889,348
Fidelity Series Large Cap Value Fund	5,074,232	58,049,218
Fidelity Series Real Estate Equity Fund	341,223	4,128,801
Fidelity Series Small Cap Opportunities Fund	1,032,710	11,556,025
Fidelity Small Cap Growth Fund	397,232	6,578,159
Fidelity Small Cap Value Fund	421,627	6,459,326
TOTAL DOMESTIC EQUITY FUNDS		296,134,853
TOTAL DOMESTIC EQUITY FUNDS (Cost $261,830,517)		342,737,837
International Equity Funds - 5.5%

Developed International Equity Funds - 4.3%
Fidelity Series International Growth Fund	3,861,149	44,673,489
Fidelity Series International Small Cap Fund	742,526	9,095,943
Fidelity Series International Value Fund	4,919,918	44,525,260
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		98,294,692
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	1,736,811	28,188,441
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $120,150,986)		126,483,133
Bond Funds - 40.5%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Series Emerging Markets Debt Fund	1,216,430	$ 13,271,254
Fidelity Series Floating Rate High Income Fund	2,860,176	30,575,277
Fidelity Series High Income Fund	10,843,817	110,823,805
Fidelity Series Real Estate Income Fund	1,441,120	16,140,539
TOTAL HIGH YIELD BOND FUNDS		170,810,875
Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund	23,666,626	274,296,194
Investment Grade Bond Funds - 21.1%
Fidelity Series Investment Grade Bond Fund	40,183,522	484,613,280
TOTAL BOND FUNDS (Cost $831,761,422)		929,720,349
Short-Term Funds - 39.0%

Fidelity Institutional Money Market Portfolio Institutional Class	486,790,613	486,790,613
Fidelity Short-Term Bond Fund	47,488,710	408,402,910
TOTAL SHORT-TERM FUNDS (Cost $897,745,405)		895,193,523
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,111,488,330)		2,294,134,842
NET OTHER ASSETS (LIABILITIES) - 0.0%		(31,587)
NET ASSETS - 100%		$ 2,294,103,255
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,111,488,330) - See accompanying schedule		$ 2,294,134,842
Cash		12
Receivable for investments sold		375,726
Receivable for fund shares sold		2,157,411
Total assets		2,296,667,991

Liabilities
Payable for investments purchased	$ 254
Payable for fund shares redeemed	2,564,482
Total liabilities		2,564,736

Net Assets		$ 2,294,103,255
Net Assets consist of:
Paid in capital		$ 2,137,775,946
Undistributed net investment income		2,428,116
Accumulated undistributed net realized gain (loss) on investments		(28,747,319)
Net unrealized appreciation (depreciation) on investments		182,646,512
Net Assets, for 194,225,795 shares outstanding		$ 2,294,103,255
Net Asset Value, offering price and redemption price per share ($2,294,103,255 ÷ 194,225,795 shares)		$ 11.81

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,354,534

Expenses
Independent trustees' compensation	$ 4,127
Total expenses before reductions	4,127
Expense reductions	(4,127)	-
Net investment income (loss)		13,354,534
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,335,183
Capital gain distributions from underlying funds	1,012,258
Total net realized gain (loss)		6,347,441
Change in net unrealized appreciation (depreciation) on underlying funds		34,629,474
Net gain (loss)		40,976,915
Net increase (decrease) in net assets resulting from operations		$ 54,331,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,354,534	$ 41,397,654
Net realized gain (loss)	6,347,441	61,728,198
Change in net unrealized appreciation (depreciation)	34,629,474	(22,188,979)
Net increase (decrease) in net assets resulting from operations	54,331,449	80,936,873
Distributions to shareholders from net investment income	(13,621,658)	(42,298,956)
Distributions to shareholders from net realized gain	-	(17,888,732)
Total distributions	(13,621,658)	(60,187,688)
Share transactions Proceeds from sales of shares	275,001,866	849,715,344
Reinvestment of distributions	13,398,941	59,298,592
Cost of shares redeemed	(418,712,253)	(1,405,719,831)
Net increase (decrease) in net assets resulting from share transactions	(130,311,446)	(496,705,895)
Total increase (decrease) in net assets	(89,601,655)	(475,956,710)

Net Assets
Beginning of period	2,383,704,910	2,859,661,620
End of period (including undistributed net investment income of $2,428,116 and undistributed net investment income of $2,695,240, respectively)	$ 2,294,103,255	$ 2,383,704,910
Other Information Shares
Sold	23,693,302	74,273,185
Issued in reinvestment of distributions	1,155,374	5,222,417
Redeemed	(36,105,696)	(123,177,428)
Net increase (decrease)	(11,257,020)	(43,681,826)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.48	$ 10.96	$ 9.37	$ 11.19	$ 11.66
Income from Investment Operations
Net investment income (loss) D	.07	.18	.19	.26	.36	.47
Net realized and unrealized gain (loss)	.21	.21	.60	1.65	(1.66)	(.30)
Total from investment operations	.28	.39	.79	1.91	(1.30)	.17
Distributions from net investment income	(.07)	(.19)	(.20)	(.26)	(.37)	(.47)
Distributions from net realized gain	-	(.08)	(.07)	(.06)	(.15)	(.17)
Total distributions	(.07)	(.27)	(.27)	(.32) H	(.52)	(.64)
Net asset value, end of period	$ 11.81	$ 11.60	$ 11.48	$ 10.96	$ 9.37	$ 11.19
Total Return B, C	2.41%	3.47%	7.33%	20.60%	(11.97)%	1.41%
Ratios to Average Net Assets E, F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.15% A	1.58%	1.71%	2.54%	3.46%	4.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,294,103	$ 2,383,705	$ 2,859,662	$ 2,734,398	$ 2,179,906	$ 2,523,176
Portfolio turnover rate	6% A	20%	38%	29%	35%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than .01%.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.260 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.0	1.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.0	0.9
Fidelity Disciplined Equity Fund	1.3	1.8
Fidelity Growth Company Fund	2.1	2.1
Fidelity Series 100 Index Fund	1.8	1.6
Fidelity Series All-Sector Equity Fund	2.9	2.7
Fidelity Series Large Cap Value Fund	2.5	2.5
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
	12.9	12.9
Developed International Equity Funds
Fidelity Series International Growth Fund	2.0	1.9
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	1.9	1.9
	4.3	4.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.4	1.2
Fidelity Series High Income Fund	4.8	4.8
Fidelity Series Real Estate Income Fund	0.8	0.6
	7.6	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.9	12.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.1	21.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	21.3	21.7
Fidelity Short-Term Bond Fund	17.7	17.9
	39.0	39.6

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	11.9%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.0%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.6%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.9%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund	2,376,957	$ 22,367,162
Domestic Equity Funds - 12.9%
Fidelity Blue Chip Growth Fund	209,186	10,561,824
Fidelity Disciplined Equity Fund	597,417	14,851,779
Fidelity Growth Company Fund	230,205	22,615,377
Fidelity Series 100 Index Fund	1,906,137	19,842,889
Fidelity Series All-Sector Equity Fund	2,484,366	32,495,509
Fidelity Series Large Cap Value Fund	2,438,828	27,900,198
Fidelity Series Real Estate Equity Fund	169,837	2,055,030
Fidelity Series Small Cap Opportunities Fund	496,472	5,555,521
Fidelity Small Cap Growth Fund	190,667	3,157,446
Fidelity Small Cap Value Fund	202,485	3,102,064
TOTAL DOMESTIC EQUITY FUNDS		142,137,637
TOTAL DOMESTIC EQUITY FUNDS (Cost $124,007,781)		164,504,799
International Equity Funds - 5.5%

Developed International Equity Funds - 4.3%
Fidelity Series International Growth Fund	1,856,772	21,482,855
Fidelity Series International Small Cap Fund	356,750	4,370,184
Fidelity Series International Value Fund	2,360,889	21,366,048
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		47,219,087
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	833,440	13,526,734
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $56,294,632)		60,745,821
Bond Funds - 40.6%
	Shares	Value
High Yield Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund	618,909	$ 6,752,296
Fidelity Series Floating Rate High Income Fund	1,453,035	15,532,945
Fidelity Series High Income Fund	5,226,882	53,418,739
Fidelity Series Real Estate Income Fund	731,013	8,187,344
TOTAL HIGH YIELD BOND FUNDS		83,891,324
Inflation-Protected Bond Funds - 11.9%
Fidelity Series Inflation-Protected Bond Index Fund	11,415,428	132,304,811
Investment Grade Bond Funds - 21.1%
Fidelity Series Investment Grade Bond Fund	19,405,036	234,024,731
TOTAL BOND FUNDS (Cost $401,393,934)		450,220,866
Short-Term Funds - 39.0%

Fidelity Institutional Money Market Portfolio Institutional Class	235,715,164	235,715,164
Fidelity Short-Term Bond Fund	22,848,938	196,500,871
TOTAL SHORT-TERM FUNDS (Cost $434,277,367)		432,216,035
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,015,973,714)		1,107,687,521
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,026)
NET ASSETS - 100%		$ 1,107,650,495
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,015,973,714) - See accompanying schedule		$ 1,107,687,521
Receivable for investments sold		144,662
Receivable for fund shares sold		1,731,567
Total assets		1,109,563,750

Liabilities
Payable for investments purchased	$ 895,115
Payable for fund shares redeemed	1,018,140
Total liabilities		1,913,255

Net Assets		$ 1,107,650,495
Net Assets consist of:
Paid in capital		$ 1,035,843,191
Undistributed net investment income		6,489,389
Accumulated undistributed net realized gain (loss) on investments		(26,395,892)
Net unrealized appreciation (depreciation) on investments		91,713,807
Net Assets, for 88,324,014 shares outstanding		$ 1,107,650,495
Net Asset Value, offering price and redemption price per share ($1,107,650,495 ÷ 88,324,014 shares)		$ 12.54

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,644,418

Expenses
Independent trustees' compensation	$ 2,068
Total expenses before reductions	2,068
Expense reductions	(2,068)	-
Net investment income (loss)		6,644,418
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,493,922
Capital gain distributions from underlying funds	492,389
Total net realized gain (loss)		5,986,311
Change in net unrealized appreciation (depreciation) on underlying funds		13,619,126
Net gain (loss)		19,605,437
Net increase (decrease) in net assets resulting from operations		$ 26,249,855

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,644,418	$ 21,265,544
Net realized gain (loss)	5,986,311	36,174,564
Change in net unrealized appreciation (depreciation)	13,619,126	(16,570,580)
Net increase (decrease) in net assets resulting from operations	26,249,855	40,869,528
Distributions to shareholders from net investment income	(3,895,316)	(21,732,556)
Distributions to shareholders from net realized gain	-	(10,057,268)
Total distributions	(3,895,316)	(31,789,824)
Share transactions Proceeds from sales of shares	112,522,751	367,699,508
Reinvestment of distributions	3,863,967	31,577,916
Cost of shares redeemed	(247,094,584)	(674,322,091)
Net increase (decrease) in net assets resulting from share transactions	(130,707,866)	(275,044,667)
Total increase (decrease) in net assets	(108,353,327)	(265,964,963)

Net Assets
Beginning of period	1,216,003,822	1,481,968,785
End of period (including undistributed net investment income of $6,489,389 and undistributed net investment income of $3,740,287, respectively)	$ 1,107,650,495	$ 1,216,003,822
Other Information Shares
Sold	9,143,196	30,270,221
Issued in reinvestment of distributions	315,684	2,645,308
Redeemed	(20,116,587)	(55,588,770)
Net increase (decrease)	(10,657,707)	(22,673,241)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 12.18	$ 11.61	$ 9.86	$ 12.08	$ 12.66
Income from Investment Operations
Net investment income (loss) D	.07	.19	.20	.27	.37	.48
Net realized and unrealized gain (loss)	.22	.22	.67	1.83	(1.97)	(.31)
Total from investment operations	.29	.41	.87	2.10	(1.60)	.17
Distributions from net investment income	(.04)	(.20)	(.22)	(.29)	(.41)	(.48)
Distributions from net realized gain	-	(.10)	(.08)	(.06)	(.21)	(.27)
Total distributions	(.04)	(.30)	(.30)	(.35) H	(.62)	(.75)
Net asset value, end of period	$ 12.54	$ 12.29	$ 12.18	$ 11.61	$ 9.86	$ 12.08
Total Return B, C	2.37%	3.45%	7.56%	21.46%	(13.60)%	1.23%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.15% A	1.58%	1.67%	2.47%	3.33%	3.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,107,650	$ 1,216,004	$ 1,481,969	$ 1,708,818	$ 1,443,544	$ 1,780,803
Portfolio turnover rate	6% A	19%	32%	31%	33%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.290 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.2	4.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.8	1.8
Fidelity Disciplined Equity Fund	2.4	3.4
Fidelity Growth Company Fund	3.6	3.9
Fidelity Series 100 Index Fund	3.2	3.0
Fidelity Series All-Sector Equity Fund	5.2	5.2
Fidelity Series Large Cap Value Fund	4.5	4.7
Fidelity Series Real Estate Equity Fund	0.3	0.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Value Fund	0.5	0.5
	22.9	24.2
Developed International Equity Funds
Fidelity Series International Growth Fund	3.4	3.6
Fidelity Series International Small Cap Fund	0.7	0.8
Fidelity Series International Value Fund	3.4	3.5
	7.5	7.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.3	2.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	1.2	1.0
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.6	0.5
	7.2	6.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.8	9.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	18.3	18.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.4	14.6
Fidelity Short-Term Bond Fund	12.4	11.8
	27.8	26.4

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.2%
Domestic Equity Funds	22.9%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.3%
Short-Term Funds	27.8%

Six months ago
Commodity Funds	4.0%
Domestic Equity Funds	24.2%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.6%
Short-Term Funds	26.4%

Expected
Commodity Funds	3.8%
Domestic Equity Funds	21.5%
Developed International Equity Funds	7.1%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	19.6%
Short-Term Funds	31.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2005 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.1%
	Shares	Value
Commodity Funds - 4.2%
Fidelity Series Commodity Strategy Fund	3,269,137	$ 30,762,578
Domestic Equity Funds - 22.9%
Fidelity Blue Chip Growth Fund	253,891	12,818,949
Fidelity Disciplined Equity Fund	715,961	17,798,788
Fidelity Growth Company Fund	264,898	26,023,548
Fidelity Series 100 Index Fund	2,261,653	23,543,804
Fidelity Series All-Sector Equity Fund	2,932,980	38,363,376
Fidelity Series Large Cap Value Fund	2,855,580	32,667,835
Fidelity Series Real Estate Equity Fund	200,371	2,424,490
Fidelity Series Small Cap Opportunities Fund	601,237	6,727,842
Fidelity Small Cap Growth Fund	232,932	3,857,347
Fidelity Small Cap Value Fund	247,134	3,786,095
TOTAL DOMESTIC EQUITY FUNDS		168,012,074
TOTAL DOMESTIC EQUITY FUNDS (Cost $192,520,072)		198,774,652
International Equity Funds - 9.8%

Developed International Equity Funds - 7.5%
Fidelity Series International Growth Fund	2,160,722	24,999,554
Fidelity Series International Small Cap Fund	432,620	5,299,593
Fidelity Series International Value Fund	2,737,945	24,778,399
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		55,077,546
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	1,020,053	16,555,455
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $71,730,514)		71,633,001
Bond Funds - 35.3%
	Shares	Value
High Yield Bond Funds - 7.2%
Fidelity Series Emerging Markets Debt Fund	440,018	$ 4,800,601
Fidelity Series Floating Rate High Income Fund	810,894	8,668,462
Fidelity Series High Income Fund	3,373,169	34,473,784
Fidelity Series Real Estate Income Fund	410,055	4,592,611
TOTAL HIGH YIELD BOND FUNDS		52,535,458
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund	6,168,421	71,491,998
Investment Grade Bond Funds - 18.3%
Fidelity Series Investment Grade Bond Fund	11,140,864	134,358,825
TOTAL BOND FUNDS (Cost $246,062,917)		258,386,281
Short-Term Funds - 27.8%

Fidelity Institutional Money Market Portfolio Institutional Class	112,524,354	112,524,354
Fidelity Short-Term Bond Fund	10,613,618	91,277,115
TOTAL SHORT-TERM FUNDS (Cost $204,768,734)		203,801,469
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $715,082,237)		732,595,403
NET OTHER ASSETS (LIABILITIES) - 0.0%		(394)
NET ASSETS - 100%		$ 732,595,009
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $715,082,237) - See accompanying schedule		$ 732,595,403
Receivable for investments sold		9,536,787
Receivable for fund shares sold		835,518
Total assets		742,967,708

Liabilities
Payable for investments purchased	$ 9,433,298
Payable for fund shares redeemed	939,401
Total liabilities		10,372,699

Net Assets		$ 732,595,009
Net Assets consist of:
Paid in capital		$ 750,217,588
Undistributed net investment income		3,711,347
Accumulated undistributed net realized gain (loss) on investments		(38,847,092)
Net unrealized appreciation (depreciation) on investments		17,513,166
Net Assets, for 64,523,834 shares outstanding		$ 732,595,009
Net Asset Value, offering price and redemption price per share ($732,595,009 ÷ 64,523,834 shares)		$ 11.35

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,781,175

Expenses
Independent trustees' compensation	$ 1,350
Total expenses before reductions	1,350
Expense reductions	(1,350)	-
Net investment income (loss)		3,781,175
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,959,667
Capital gain distributions from underlying funds	558,828
Total net realized gain (loss)		4,518,495
Change in net unrealized appreciation (depreciation) on underlying funds		8,833,779
Net gain (loss)		13,352,274
Net increase (decrease) in net assets resulting from operations		$ 17,133,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,781,175	$ 13,483,753
Net realized gain (loss)	4,518,495	22,827,059
Change in net unrealized appreciation (depreciation)	8,833,779	(17,764,598)
Net increase (decrease) in net assets resulting from operations	17,133,449	18,546,214
Distributions to shareholders from net investment income	(2,122,478)	(13,768,494)
Distributions to shareholders from net realized gain	-	(9,568,884)
Total distributions	(2,122,478)	(23,337,378)
Share transactions Proceeds from sales of shares	77,460,604	262,175,970
Reinvestment of distributions	2,108,070	23,180,949
Cost of shares redeemed	(159,833,301)	(415,117,192)
Net increase (decrease) in net assets resulting from share transactions	(80,264,627)	(129,760,273)
Total increase (decrease) in net assets	(65,253,656)	(134,551,437)

Net Assets
Beginning of period	797,848,665	932,400,102
End of period (including undistributed net investment income of $3,711,347 and undistributed net investment income of $2,052,650, respectively)	$ 732,595,009	$ 797,848,665
Other Information Shares
Sold	7,011,607	24,006,753
Issued in reinvestment of distributions	191,643	2,184,224
Redeemed	(14,484,919)	(38,147,213)
Net increase (decrease)	(7,281,669)	(11,956,236)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 11.13	$ 10.32	$ 8.02	$ 11.19	$ 11.84
Income from Investment Operations
Net investment income (loss) D	.06	.17	.17	.23	.29	.35
Net realized and unrealized gain (loss)	.21	.12	.91	2.39	(2.88)	(.34)
Total from investment operations	.27	.29	1.08	2.62	(2.59)	.01
Distributions from net investment income	(.03)	(.18)	(.19)	(.24)	(.32)	(.32)
Distributions from net realized gain	-	(.13)	(.09)	(.08)	(.26)	(.34)
Total distributions	(.03)	(.31)	(.27) I	(.32) H	(.58)	(.66)
Net asset value, end of period	$ 11.35	$ 11.11	$ 11.13	$ 10.32	$ 8.02	$ 11.19
Total Return B, C	2.44%	2.76%	10.64%	32.83%	(23.91)%	(.17)%
Ratios to Average Net Assets E, F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.00% A	1.58%	1.60%	2.37%	3.03%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 732,595	$ 797,849	$ 932,400	$ 1,013,924	$ 770,642	$ 1,051,703
Portfolio turnover rate	10% A	29%	38%	34%	43%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than .01%.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.080 per share.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.2	5.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.3	2.2
Fidelity Disciplined Equity Fund	3.2	4.4
Fidelity Growth Company Fund	5.0	5.0
Fidelity Series 100 Index Fund	4.3	3.8
Fidelity Series All-Sector Equity Fund	7.1	6.6
Fidelity Series Large Cap Value Fund	6.1	6.1
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	1.2	1.2
Fidelity Small Cap Growth Fund	0.7	0.7
Fidelity Small Cap Value Fund	0.7	0.7
	31.0	31.1
Developed International Equity Funds
Fidelity Series International Growth Fund	4.6	4.6
Fidelity Series International Small Cap Fund	0.9	0.9
Fidelity Series International Value Fund	4.5	4.5
	10.0	10.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	1.5	1.3
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.8	0.6
	7.7	7.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.6	10.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.6	21.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.0	6.1
Fidelity Short-Term Bond Fund	5.0	5.1
	11.0	11.2

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.2%
Domestic Equity Funds	31.0%
Developed International Equity Funds	10.0%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.7%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	21.6%
Short-Term Funds	11.0%

Six months ago
Commodity Funds	5.0%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.0%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	21.9%
Short-Term Funds	11.2%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	29.8%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.4%
Short-Term Funds	13.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than .01%

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.2%
	Shares	Value
Commodity Funds - 5.2%
Fidelity Series Commodity Strategy Fund	35,645,028	$ 335,419,711
Domestic Equity Funds - 31.0%
Fidelity Blue Chip Growth Fund	2,893,045	146,069,818
Fidelity Disciplined Equity Fund	8,382,858	208,397,842
Fidelity Growth Company Fund	3,235,480	317,853,580
Fidelity Series 100 Index Fund	26,734,970	278,311,037
Fidelity Series All-Sector Equity Fund	34,802,531	455,217,100
Fidelity Series Large Cap Value Fund	33,929,977	388,158,937
Fidelity Series Real Estate Equity Fund	2,276,303	27,543,268
Fidelity Series Small Cap Opportunities Fund	6,852,561	76,680,159
Fidelity Small Cap Growth Fund	2,649,771	43,880,202
Fidelity Small Cap Value Fund	2,812,674	43,090,171
TOTAL DOMESTIC EQUITY FUNDS		1,985,202,114
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,199,867,359)		2,320,621,825
International Equity Funds - 12.9%

Developed International Equity Funds - 10.0%
Fidelity Series International Growth Fund	25,322,977	292,986,848
Fidelity Series International Small Cap Fund	4,857,236	59,501,142
Fidelity Series International Value Fund	32,240,567	291,777,128
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		644,265,118
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	11,340,710	184,059,718
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $828,865,192)		828,324,836
Bond Funds - 39.9%
	Shares	Value
High Yield Bond Funds - 7.7%
Fidelity Series Emerging Markets Debt Fund	4,328,282	$ 47,221,553
Fidelity Series Floating Rate High Income Fund	8,862,387	94,738,916
Fidelity Series High Income Fund	29,697,304	303,506,444
Fidelity Series Real Estate Income Fund	4,448,187	49,819,689
TOTAL HIGH YIELD BOND FUNDS		495,286,602
Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund	58,316,980	675,893,793
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund	114,604,164	1,382,126,212
TOTAL BOND FUNDS (Cost $2,417,137,554)		2,553,306,607
Short-Term Funds - 11.0%

Fidelity Institutional Money Market Portfolio Institutional Class	381,801,750	381,801,750
Fidelity Short-Term Bond Fund	37,482,439	322,348,972
TOTAL SHORT-TERM FUNDS (Cost $712,892,668)		704,150,722
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,158,762,773)		6,406,403,990
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,251)
NET ASSETS - 100%		$ 6,406,401,739
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $6,158,762,773) - See accompanying schedule		$ 6,406,403,990
Receivable for investments sold		2,583,960
Receivable for fund shares sold		4,491,849
Other receivables		52,578
Total assets		6,413,532,377

Liabilities
Payable for investments purchased	$ 1,187
Payable for fund shares redeemed	7,076,875
Other payables and accrued expenses	52,576
Total liabilities		7,130,638

Net Assets		$ 6,406,401,739
Net Assets consist of:
Paid in capital		$ 6,480,082,957
Undistributed net investment income		33,075,098
Accumulated undistributed net realized gain (loss) on investments		(354,397,533)
Net unrealized appreciation (depreciation) on investments		247,641,217
Net Assets, for 446,704,210 shares outstanding		$ 6,406,401,739
Net Asset Value, offering price and redemption price per share ($6,406,401,739 ÷ 446,704,210 shares)		$ 14.34

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 33,667,497

Expenses
Independent trustees' compensation	$ 11,834
Total expenses before reductions	11,834
Expense reductions	(11,834)	-
Net investment income (loss)		33,667,497
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	47,494,444
Capital gain distributions from underlying funds	6,304,667
Total net realized gain (loss)		53,799,111
Change in net unrealized appreciation (depreciation) on underlying funds		78,943,571
Net gain (loss)		132,742,682
Net increase (decrease) in net assets resulting from operations		$ 166,410,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,667,497	$ 137,057,347
Net realized gain (loss)	53,799,111	292,480,286
Change in net unrealized appreciation (depreciation)	78,943,571	(290,060,057)
Net increase (decrease) in net assets resulting from operations	166,410,179	139,477,576
Distributions to shareholders from net investment income	(19,340,470)	(140,843,917)
Distributions to shareholders from net realized gain	-	(108,792,143)
Total distributions	(19,340,470)	(249,636,060)
Share transactions Proceeds from sales of shares	500,101,779	1,448,243,890
Reinvestment of distributions	19,152,392	247,426,763
Cost of shares redeemed	(1,320,008,144)	(4,226,677,321)
Net increase (decrease) in net assets resulting from share transactions	(800,753,973)	(2,531,006,668)
Total increase (decrease) in net assets	(653,684,264)	(2,641,165,152)

Net Assets
Beginning of period	7,060,086,003	9,701,251,155
End of period (including undistributed net investment income of $33,075,098 and undistributed net investment income of $18,748,071, respectively)	$ 6,406,401,739	$ 7,060,086,003
Other Information Shares
Sold	36,062,709	105,551,960
Issued in reinvestment of distributions	1,386,850	18,684,890
Redeemed	(95,389,687)	(309,880,969)
Net increase (decrease)	(57,940,128)	(185,644,119)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.99	$ 14.05	$ 12.89	$ 9.87	$ 14.07	$ 14.89
Income from Investment Operations
Net investment income (loss) D	.07	.23	.22	.29	.37	.43
Net realized and unrealized gain (loss)	.32	.17	1.31	3.14	(3.77)	(.37)
Total from investment operations	.39	.40	1.53	3.43	(3.40)	.06
Distributions from net investment income	(.04)	(.26)	(.25)	(.31)	(.40)	(.41)
Distributions from net realized gain	-	(.20)	(.12)	(.11)	(.40)	(.47)
Total distributions	(.04)	(.46)	(.37)	(.41) H	(.80)	(.88)
Net asset value, end of period	$ 14.34	$ 13.99	$ 14.05	$ 12.89	$ 9.87	$ 14.07
Total Return B, C	2.79%	3.01%	12.02%	34.99%	(25.06)%	.14%
Ratios to Average Net Assets E, F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.02% A	1.67%	1.64%	2.40%	3.03%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,406,402	$ 7,060,086	$ 9,701,251	$ 11,088,228	$ 9,130,697	$ 13,903,554
Portfolio turnover rate	4% A	18%	34%	25%	39%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than .01%.

H Total distributions of $.41 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.5	5.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.3	2.3
Fidelity Disciplined Equity Fund	3.3	4.6
Fidelity Growth Company Fund	5.1	5.1
Fidelity Series 100 Index Fund	4.5	3.9
Fidelity Series All-Sector Equity Fund	7.3	6.8
Fidelity Series Large Cap Value Fund	6.2	6.2
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	1.2	1.2
Fidelity Small Cap Growth Fund	0.7	0.7
Fidelity Small Cap Value Fund	0.7	0.7
	31.7	31.9
Developed International Equity Funds
Fidelity Series International Growth Fund	4.8	4.7
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.7	4.6
	10.5	10.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	1.4	1.3
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.8	0.6
	7.6	7.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.1	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.1	22.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	5.2
Fidelity Short-Term Bond Fund	4.3	4.4
	9.5	9.6

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.5%
Domestic Equity Funds	31.7%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.1%
Short-Term Funds	9.5%

Six months ago
Commodity Funds	5.3%
Domestic Equity Funds	31.9%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.6%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	24.5%
Short-Term Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2015 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund	39,448,326	$ 371,208,744
Domestic Equity Funds - 31.7%
Fidelity Blue Chip Growth Fund	3,096,727	156,353,752
Fidelity Disciplined Equity Fund	8,984,761	223,361,159
Fidelity Growth Company Fund	3,464,524	340,354,806
Fidelity Series 100 Index Fund	28,723,970	299,016,531
Fidelity Series All-Sector Equity Fund	37,328,035	488,250,694
Fidelity Series Large Cap Value Fund	36,330,361	415,619,334
Fidelity Series Real Estate Equity Fund	2,432,378	29,431,768
Fidelity Series Small Cap Opportunities Fund	7,340,392	82,138,987
Fidelity Small Cap Growth Fund	2,838,661	47,008,218
Fidelity Small Cap Value Fund	3,012,046	46,144,543
TOTAL DOMESTIC EQUITY FUNDS		2,127,679,792
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,256,156,886)		2,498,888,536
International Equity Funds - 13.5%

Developed International Equity Funds - 10.5%
Fidelity Series International Growth Fund	27,683,294	320,295,709
Fidelity Series International Small Cap Fund	5,334,388	65,346,258
Fidelity Series International Value Fund	35,293,385	319,405,133
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		705,047,100
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	12,431,789	201,767,941
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $893,375,917)		906,815,041
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund	4,572,170	$ 49,882,370
Fidelity Series Floating Rate High Income Fund	9,028,426	96,513,875
Fidelity Series High Income Fund	30,678,415	313,533,400
Fidelity Series Real Estate Income Fund	4,534,935	50,791,274
TOTAL HIGH YIELD BOND FUNDS		510,720,919
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund	58,558,161	678,689,087
Investment Grade Bond Funds - 22.1%
Fidelity Series Investment Grade Bond Fund	123,535,990	1,489,844,044
TOTAL BOND FUNDS (Cost $2,492,879,893)		2,679,254,050
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Institutional Class	346,936,250	346,936,250
Fidelity Short-Term Bond Fund	33,877,211	291,344,012
TOTAL SHORT-TERM FUNDS (Cost $639,659,542)		638,280,262
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,282,072,238)		6,723,237,889
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,439)
NET ASSETS - 100%		$ 6,723,215,450
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $6,282,072,238) - See accompanying schedule		$ 6,723,237,889
Receivable for investments sold		2,111,582
Receivable for fund shares sold		7,251,458
Total assets		6,732,600,929

Liabilities
Payable for investments purchased	$ 1,896
Payable for fund shares redeemed	9,383,583
Total liabilities		9,385,479

Net Assets		$ 6,723,215,450
Net Assets consist of:
Paid in capital		$ 6,467,854,601
Undistributed net investment income		34,211,208
Accumulated undistributed net realized gain (loss) on investments		(220,016,010)
Net unrealized appreciation (depreciation) on investments		441,165,651
Net Assets, for 560,577,294 shares outstanding		$ 6,723,215,450
Net Asset Value, offering price and redemption price per share ($6,723,215,450 ÷ 560,577,294 shares)		$ 11.99

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 34,922,314

Expenses
Independent trustees' compensation	$ 12,218
Total expenses before reductions	12,218
Expense reductions	(12,218)	-
Net investment income (loss)		34,922,314
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	85,432,034
Capital gain distributions from underlying funds	6,718,704
Total net realized gain (loss)		92,150,738
Change in net unrealized appreciation (depreciation) on underlying funds		49,729,177
Net gain (loss)		141,879,915
Net increase (decrease) in net assets resulting from operations		$ 176,802,229

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,922,314	$ 135,913,221
Net realized gain (loss)	92,150,738	661,549,310
Change in net unrealized appreciation (depreciation)	49,729,177	(639,151,542)
Net increase (decrease) in net assets resulting from operations	176,802,229	158,310,989
Distributions to shareholders from net investment income	(19,316,648)	(137,866,230)
Distributions to shareholders from net realized gain	-	(106,366,861)
Total distributions	(19,316,648)	(244,233,091)
Share transactions Proceeds from sales of shares	854,391,673	2,362,612,585
Reinvestment of distributions	19,202,834	242,953,703
Cost of shares redeemed	(1,563,079,280)	(4,115,744,958)
Net increase (decrease) in net assets resulting from share transactions	(689,484,773)	(1,510,178,670)
Total increase (decrease) in net assets	(531,999,192)	(1,596,100,772)

Net Assets
Beginning of period	7,255,214,642	8,851,315,414
End of period (including undistributed net investment income of $34,211,208 and undistributed net investment income of $18,605,542, respectively)	$ 6,723,215,450	$ 7,255,214,642
Other Information Shares
Sold	73,691,835	206,404,025
Issued in reinvestment of distributions	1,677,104	22,000,679
Redeemed	(135,168,708)	(361,888,007)
Net increase (decrease)	(59,799,769)	(133,483,303)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.74	$ 10.74	$ 8.13	$ 11.73	$ 12.45
Income from Investment Operations
Net investment income (loss) D	.06	.20	.18	.24	.29	.34
Net realized and unrealized gain (loss)	.27	.12	1.12	2.70	(3.29)	(.38)
Total from investment operations	.33	.32	1.30	2.94	(3.00)	(.04)
Distributions from net investment income	(.03)	(.21)	(.20)	(.24)	(.30)	(.30)
Distributions from net realized gain	-	(.16)	(.10)	(.09)	(.30)	(.38)
Total distributions	(.03)	(.37)	(.30)	(.33) H	(.60)	(.68)
Net asset value, end of period	$ 11.99	$ 11.69	$ 11.74	$ 10.74	$ 8.13	$ 11.73
Total Return B, C	2.85%	2.95%	12.24%	36.33%	(26.45)%	(.62)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.02% A	1.71%	1.66%	2.38%	2.97%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,723,215	$ 7,255,215	$ 8,851,315	$ 8,848,519	$ 6,089,406	$ 7,116,671
Portfolio turnover rate	9% A	24%	43%	30%	36%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.091 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.2	5.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.6	2.6
Fidelity Disciplined Equity Fund	3.8	5.2
Fidelity Growth Company Fund	5.7	5.8
Fidelity Series 100 Index Fund	5.0	4.4
Fidelity Series All-Sector Equity Fund	8.2	7.7
Fidelity Series Large Cap Value Fund	7.0	7.1
Fidelity Series Real Estate Equity Fund	0.5	0.4
Fidelity Series Small Cap Opportunities Fund	1.4	1.4
Fidelity Small Cap Growth Fund	0.8	0.8
Fidelity Small Cap Value Fund	0.8	0.8
	35.8	36.2
Developed International Equity Funds
Fidelity Series International Growth Fund	5.4	5.4
Fidelity Series International Small Cap Fund	1.1	1.1
Fidelity Series International Value Fund	5.3	5.2
	11.8	11.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.4	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.7
Fidelity Series Floating Rate High Income Fund	1.3	1.2
Fidelity Series High Income Fund	5.7	5.7
Fidelity Series Real Estate Income Fund	0.7	0.6
	8.5	8.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.1	8.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	20.8	21.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.9	2.8
Fidelity Short-Term Bond Fund	2.5	2.4
	5.4	5.2

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.2%
Domestic Equity Funds	35.8%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	8.5%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	20.8%
Short-Term Funds	5.4%

Six months ago
Commodity Funds	5.9%
Domestic Equity Funds	36.2%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	8.2%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	21.2%
Short-Term Funds	5.2%

Expected
Commodity Funds	6.0%
Domestic Equity Funds	34.1%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	5.6%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	23.9%
Short-Term Funds	7.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.0%
	Shares	Value
Commodity Funds - 6.2%
Fidelity Series Commodity Strategy Fund	94,054,880	$ 885,056,421
Domestic Equity Funds - 35.8%
Fidelity Blue Chip Growth Fund	7,452,111	376,257,078
Fidelity Disciplined Equity Fund	21,550,134	535,736,332
Fidelity Growth Company Fund	8,290,060	814,415,517
Fidelity Series 100 Index Fund	68,662,134	714,772,814
Fidelity Series All-Sector Equity Fund	89,451,292	1,170,022,896
Fidelity Series Large Cap Value Fund	87,253,020	998,174,554
Fidelity Series Real Estate Equity Fund	5,904,278	71,441,766
Fidelity Series Small Cap Opportunities Fund	17,664,810	197,669,221
Fidelity Small Cap Growth Fund	6,818,761	112,918,675
Fidelity Small Cap Value Fund	7,238,664	110,896,332
TOTAL DOMESTIC EQUITY FUNDS		5,102,305,185
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,280,918,152)		5,987,361,606
International Equity Funds - 15.2%

Developed International Equity Funds - 11.8%
Fidelity Series International Growth Fund	66,192,344	765,845,422
Fidelity Series International Small Cap Fund	12,743,069	156,102,600
Fidelity Series International Value Fund	84,386,176	763,694,895
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,685,642,917
Emerging Markets Equity Funds - 3.4%
Fidelity Series Emerging Markets Fund	29,695,980	481,965,757
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,132,565,920)		2,167,608,674
Bond Funds - 37.4%
	Shares	Value
High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund	10,572,265	$ 115,343,416
Fidelity Series Floating Rate High Income Fund	17,902,208	191,374,602
Fidelity Series High Income Fund	79,359,234	811,051,372
Fidelity Series Real Estate Income Fund	8,976,011	100,531,318
TOTAL HIGH YIELD BOND FUNDS		1,218,300,708
Inflation-Protected Bond Funds - 8.1%
Fidelity Series Inflation-Protected Bond Index Fund	99,558,770	1,153,886,139
Investment Grade Bond Funds - 20.8%
Fidelity Series Investment Grade Bond Fund	245,338,640	2,958,783,996
TOTAL BOND FUNDS (Cost $4,996,198,643)		5,330,970,843
Short-Term Funds - 5.4%

Fidelity Institutional Money Market Portfolio Institutional Class	418,648,231	418,648,231
Fidelity Short-Term Bond Fund	40,845,125	351,268,072
TOTAL SHORT-TERM FUNDS (Cost $766,871,349)		769,916,303
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,176,554,064)		14,255,857,426
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,198)
NET ASSETS - 100%		$ 14,255,843,228
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $13,176,554,064) - See accompanying schedule		$ 14,255,857,426
Cash		6
Receivable for investments sold		3,817,810
Receivable for fund shares sold		14,869,021
Other receivables		88,576
Total assets		14,274,632,839

Liabilities
Payable for investments purchased	$ 3,631
Payable for fund shares redeemed	18,697,402
Other payables and accrued expenses	88,578
Total liabilities		18,789,611

Net Assets		$ 14,255,843,228
Net Assets consist of:
Paid in capital		$ 13,719,603,448
Undistributed net investment income		72,357,111
Accumulated undistributed net realized gain (loss) on investments		(615,420,693)
Net unrealized appreciation (depreciation) on investments		1,079,303,362
Net Assets, for 981,402,853 shares outstanding		$ 14,255,843,228
Net Asset Value, offering price and redemption price per share ($14,255,843,228 ÷ 981,402,853 shares)		$ 14.53

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 73,988,493

Expenses
Independent trustees' compensation	$ 25,986
Total expenses before reductions	25,986
Expense reductions	(25,986)	-
Net investment income (loss)		73,988,493
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	214,051,287
Capital gain distributions from underlying funds	16,016,461
Total net realized gain (loss)		230,067,748
Change in net unrealized appreciation (depreciation) on underlying funds		73,302,153
Net gain (loss)		303,369,901
Net increase (decrease) in net assets resulting from operations		$ 377,358,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 73,988,493	$ 300,423,343
Net realized gain (loss)	230,067,748	1,692,371,659
Change in net unrealized appreciation (depreciation)	73,302,153	(1,822,697,842)
Net increase (decrease) in net assets resulting from operations	377,358,394	170,097,160
Distributions to shareholders from net investment income	(41,470,273)	(305,833,965)
Distributions to shareholders from net realized gain	-	(255,195,490)
Total distributions	(41,470,273)	(561,029,455)
Share transactions Proceeds from sales of shares	1,437,832,220	3,897,423,920
Reinvestment of distributions	41,183,919	557,517,048
Cost of shares redeemed	(2,983,037,525)	(8,563,423,133)
Net increase (decrease) in net assets resulting from share transactions	(1,504,021,386)	(4,108,482,165)
Total increase (decrease) in net assets	(1,168,133,265)	(4,499,414,460)

Net Assets
Beginning of period	15,423,976,493	19,923,390,953
End of period (including undistributed net investment income of $72,357,111 and undistributed net investment income of $39,838,891, respectively)	$ 14,255,843,228	$ 15,423,976,493
Other Information Shares
Sold	102,745,147	281,444,802
Issued in reinvestment of distributions	2,982,179	41,972,559
Redeemed	(213,616,405)	(624,065,257)
Net increase (decrease)	(107,889,079)	(300,647,896)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.16	$ 14.33	$ 12.98	$ 9.42	$ 14.66	$ 15.84
Income from Investment Operations
Net investment income (loss) D	.07	.24	.22	.27	.33	.36
Net realized and unrealized gain (loss)	.34	.08 G	1.50	3.68	(4.74)	(.50)
Total from investment operations	.41	.32	1.72	3.95	(4.41)	(.14)
Distributions from net investment income	(.04)	(.26)	(.24)	(.29)	(.31)	(.37)
Distributions from net realized gain	-	(.22)	(.14)	(.11)	(.52)	(.67)
Total distributions	(.04)	(.49) K	(.37) J	(.39) I	(.83)	(1.04)
Net asset value, end of period	$ 14.53	$ 14.16	$ 14.33	$ 12.98	$ 9.42	$ 14.66
Total Return B, C	2.90%	2.45%	13.47%	42.19%	(31.39)%	(1.32)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.02% A	1.74%	1.69%	2.30%	2.73%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,255,843	$ 15,423,976	$ 19,923,391	$ 20,563,040	$ 14,316,696	$ 20,028,445
Portfolio turnover rate	9% A	24%	42%	29%	35%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.105 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.135 per share.

K Total distributions of $.49 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.222 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.5	7.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1	3.1
Fidelity Disciplined Equity Fund	4.5	6.2
Fidelity Growth Company Fund	6.8	6.9
Fidelity Series 100 Index Fund	5.9	5.3
Fidelity Series All-Sector Equity Fund	9.7	9.1
Fidelity Series Large Cap Value Fund	8.3	8.4
Fidelity Series Real Estate Equity Fund	0.6	0.5
Fidelity Series Small Cap Opportunities Fund	1.6	1.6
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Value Fund	0.9	0.9
	42.3	42.9
Developed International Equity Funds
Fidelity Series International Growth Fund	6.5	6.4
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.4	6.3
	14.2	14.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.1	4.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.7
Fidelity Series Floating Rate High Income Fund	1.1	0.9
Fidelity Series High Income Fund	6.8	7.0
Fidelity Series Real Estate Income Fund	0.6	0.5
	9.3	9.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.2	5.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.0	17.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.2	0.2
Fidelity Short-Term Bond Fund	0.2	0.1
	0.4	0.3

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.5%
Domestic Equity Funds	42.3%
Developed International Equity Funds	14.2%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	9.3%
Inflation-Protected Bond Funds	5.2%
Investment Grade Bond Funds	17.0%
Short-Term Funds	0.4%

Six months ago
Commodity Funds	7.2%
Domestic Equity Funds	42.9%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	5.0%
Investment Grade Bond Funds	17.4%
Short-Term Funds	0.3%

Expected
Commodity Funds	7.3%
Domestic Equity Funds	41.7%
Developed International Equity Funds	13.8%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	5.7%
Investment Grade Bond Funds	19.2%
Short-Term Funds	0.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2025 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund	64,850,341	$ 610,241,713
Domestic Equity Funds - 42.3%
Fidelity Blue Chip Growth Fund	5,028,939	253,911,124
Fidelity Disciplined Equity Fund	14,554,217	361,817,825
Fidelity Growth Company Fund	5,612,990	551,420,182
Fidelity Series 100 Index Fund	46,359,312	482,600,434
Fidelity Series All-Sector Equity Fund	60,381,638	789,791,831
Fidelity Series Large Cap Value Fund	58,879,171	673,577,719
Fidelity Series Real Estate Equity Fund	3,877,552	46,918,376
Fidelity Series Small Cap Opportunities Fund	11,930,648	133,503,950
Fidelity Small Cap Growth Fund	4,604,265	76,246,621
Fidelity Small Cap Value Fund	4,884,372	74,828,575
TOTAL DOMESTIC EQUITY FUNDS		3,444,616,637
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,707,477,007)		4,054,858,350
International Equity Funds - 18.3%

Developed International Equity Funds - 14.2%
Fidelity Series International Growth Fund	45,363,937	524,860,756
Fidelity Series International Small Cap Fund	8,727,067	106,906,572
Fidelity Series International Value Fund	57,939,442	524,351,951
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,156,119,279
Emerging Markets Equity Funds - 4.1%
Fidelity Series Emerging Markets Fund	20,341,704	330,145,860
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,443,756,191)		1,486,265,139
Bond Funds - 31.5%
	Shares	Value
High Yield Bond Funds - 9.3%
Fidelity Series Emerging Markets Debt Fund	6,105,285	$ 66,608,655
Fidelity Series Floating Rate High Income Fund	7,940,940	84,888,645
Fidelity Series High Income Fund	54,448,250	556,461,110
Fidelity Series Real Estate Income Fund	4,008,369	44,893,728
TOTAL HIGH YIELD BOND FUNDS		752,852,138
Inflation-Protected Bond Funds - 5.2%
Fidelity Series Inflation-Protected Bond Index Fund	36,425,496	422,171,493
Investment Grade Bond Funds - 17.0%
Fidelity Series Investment Grade Bond Fund	115,027,695	1,387,234,005
TOTAL BOND FUNDS (Cost $2,404,323,676)		2,562,257,636
Short-Term Funds - 0.4%

Fidelity Institutional Money Market Portfolio Institutional Class	19,012,143	19,012,143
Fidelity Short-Term Bond Fund	1,841,704	15,838,651
TOTAL SHORT-TERM FUNDS (Cost $34,705,159)		34,850,794
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,590,262,033)		8,138,231,919
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,061)
NET ASSETS - 100%		$ 8,138,230,858
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $7,590,262,033) - See accompanying schedule		$ 8,138,231,919
Receivable for investments sold		2,132,215
Receivable for fund shares sold		10,776,172
Total assets		8,151,140,306

Liabilities
Payable for investments purchased	$ 2,287
Payable for fund shares redeemed	12,907,161
Total liabilities		12,909,448

Net Assets		$ 8,138,230,858
Net Assets consist of:
Paid in capital		$ 7,772,177,976
Undistributed net investment income		37,108,131
Accumulated undistributed net realized gain (loss) on investments		(219,025,135)
Net unrealized appreciation (depreciation) on investments		547,969,886
Net Assets, for 671,823,413 shares outstanding		$ 8,138,230,858
Net Asset Value, offering price and redemption price per share ($8,138,230,858 ÷ 671,823,413 shares)		$ 12.11

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 38,486,612

Expenses
Independent trustees' compensation	$ 14,505
Total expenses before reductions	14,505
Expense reductions	(14,505)	-
Net investment income (loss)		38,486,612
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(47,411,087)
Capital gain distributions from underlying funds	10,611,953
Total net realized gain (loss)		(36,799,134)
Change in net unrealized appreciation (depreciation) on underlying funds		210,551,755
Net gain (loss)		173,752,621
Net increase (decrease) in net assets resulting from operations		$ 212,239,233

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,486,612	$ 159,820,643
Net realized gain (loss)	(36,799,134)	26,267,400
Change in net unrealized appreciation (depreciation)	210,551,755	(133,838,722)
Net increase (decrease) in net assets resulting from operations	212,239,233	52,249,321
Distributions to shareholders from net investment income	(20,968,797)	(161,271,864)
Distributions to shareholders from net realized gain	-	(144,613,448)
Total distributions	(20,968,797)	(305,885,312)
Share transactions Proceeds from sales of shares	1,010,769,240	2,683,363,305
Reinvestment of distributions	20,925,711	305,282,160
Cost of shares redeemed	(1,683,670,483)	(4,296,064,888)
Net increase (decrease) in net assets resulting from share transactions	(651,975,532)	(1,307,419,423)
Total increase (decrease) in net assets	(460,705,096)	(1,561,055,414)

Net Assets
Beginning of period	8,598,935,954	10,159,991,368
End of period (including undistributed net investment income of $37,108,131 and undistributed net investment income of $19,590,316, respectively)	$ 8,138,230,858	$ 8,598,935,954
Other Information Shares
Sold	87,061,810	233,329,832
Issued in reinvestment of distributions	1,808,618	27,842,491
Redeemed	(145,371,696)	(377,937,733)
Net increase (decrease)	(56,501,268)	(116,765,410)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 12.02	$ 10.77	$ 7.68	$ 12.15	$ 13.05
Income from Investment Operations
Net investment income (loss) D	.06	.20	.18	.22	.26	.28
Net realized and unrealized gain (loss)	.27	- F	1.37	3.18	(4.10)	(.49)
Total from investment operations	.33	.20	1.55	3.40	(3.84)	(.21)
Distributions from net investment income	(.03)	(.22)	(.19)	(.21)	(.26)	(.25)
Distributions from net realized gain	-	(.19)	(.11)	(.10)	(.37)	(.44)
Total distributions	(.03)	(.41)	(.30)	(.31) I	(.63)	(.69)
Net asset value, end of period	$ 12.11	$ 11.81	$ 12.02	$ 10.77	$ 7.68	$ 12.15
Total Return B, C	2.80%	1.93%	14.57%	44.43%	(32.84)%	(2.00)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.95% A	1.75%	1.67%	2.21%	2.64%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,138,231	$ 8,598,936	$ 10,159,991	$ 9,301,452	$ 5,798,688	$ 6,651,041
Portfolio turnover rate	13% A	28%	49%	26%	29%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

I Total distributions of $.31 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.8	7.4
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.3	3.2
Fidelity Disciplined Equity Fund	4.7	6.4
Fidelity Growth Company Fund	7.1	7.3
Fidelity Series 100 Index Fund	6.2	5.5
Fidelity Series All-Sector Equity Fund	10.2	9.6
Fidelity Series Large Cap Value Fund	8.7	8.8
Fidelity Series Real Estate Equity Fund	0.6	0.5
Fidelity Series Small Cap Opportunities Fund	1.7	1.7
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Value Fund	0.9	1.0
	44.4	45.0
Developed International Equity Funds
Fidelity Series International Growth Fund	6.7	6.7
Fidelity Series International Small Cap Fund	1.4	1.4
Fidelity Series International Value Fund	6.7	6.5
	14.8	14.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	4.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9	0.8
Fidelity Series Floating Rate High Income Fund	1.0	0.9
Fidelity Series High Income Fund	6.9	7.0
Fidelity Series Real Estate Income Fund	0.6	0.5
	9.4	9.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.1	1.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.3	17.6

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.8%
Domestic Equity Funds	44.4%
Developed International Equity Funds	14.8%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.4%
Inflation-Protected Bond Funds	2.1%
Investment Grade Bond Funds	17.3%

Six months ago
Commodity Funds	7.4%
Domestic Equity Funds	45.0%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	9.2%
Inflation-Protected Bond Funds	1.9%
Investment Grade Bond Funds	17.6%

Expected
Commodity Funds	7.7%
Domestic Equity Funds	43.9%
Developed International Equity Funds	14.5%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.8%
Investment Grade Bond Funds	19.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.2%
	Shares	Value
Commodity Funds - 7.8%
Fidelity Series Commodity Strategy Fund	91,107,302	$ 857,319,711
Domestic Equity Funds - 44.4%
Fidelity Blue Chip Growth Fund	7,098,613	358,408,945
Fidelity Disciplined Equity Fund	20,558,545	511,085,428
Fidelity Growth Company Fund	7,934,255	779,461,164
Fidelity Series 100 Index Fund	65,449,897	681,333,428
Fidelity Series All-Sector Equity Fund	85,297,301	1,115,688,703
Fidelity Series Large Cap Value Fund	83,143,289	951,159,222
Fidelity Series Real Estate Equity Fund	5,488,629	66,412,407
Fidelity Series Small Cap Opportunities Fund	16,833,016	188,361,452
Fidelity Small Cap Growth Fund	6,498,125	107,608,943
Fidelity Small Cap Value Fund	6,895,904	105,645,251
TOTAL DOMESTIC EQUITY FUNDS		4,865,164,943
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,149,108,355)		5,722,484,654
International Equity Funds - 19.0%

Developed International Equity Funds - 14.8%
Fidelity Series International Growth Fund	63,751,227	737,601,695
Fidelity Series International Small Cap Fund	12,132,191	148,619,339
Fidelity Series International Value Fund	81,341,167	736,137,561
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,622,358,595

	Shares	Value
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	28,518,638	$ 462,857,491
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,057,006,836)		2,085,216,086
Bond Funds - 28.8%

High Yield Bond Funds - 9.4%
Fidelity Series Emerging Markets Debt Fund	8,703,871	94,959,228
Fidelity Series Floating Rate High Income Fund	10,827,892	115,750,163
Fidelity Series High Income Fund	73,962,173	755,893,412
Fidelity Series Real Estate Income Fund	5,455,206	61,098,306
TOTAL HIGH YIELD BOND FUNDS		1,027,701,109
Inflation-Protected Bond Funds - 2.1%
Fidelity Series Inflation-Protected Bond Index Fund	19,936,814	231,067,678
Investment Grade Bond Funds - 17.3%
Fidelity Series Investment Grade Bond Fund	156,716,674	1,890,003,085
TOTAL BOND FUNDS (Cost $3,024,696,206)		3,148,771,872
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,230,811,397)		10,956,472,612
NET OTHER ASSETS (LIABILITIES) - 0.0%		(164)
NET ASSETS - 100%		$ 10,956,472,448
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $10,230,811,397) - See accompanying schedule		$ 10,956,472,612
Receivable for investments sold		217,896
Receivable for fund shares sold		14,285,350
Other receivables		61,627
Total assets		10,971,037,485

Liabilities
Payable for investments purchased	$ 864,034
Payable for fund shares redeemed	13,639,375
Other payables and accrued expenses	61,628
Total liabilities		14,565,037

Net Assets		$ 10,956,472,448
Net Assets consist of:
Paid in capital		$ 10,800,649,410
Undistributed net investment income		51,098,681
Accumulated undistributed net realized gain (loss) on investments		(620,936,858)
Net unrealized appreciation (depreciation) on investments		725,661,215
Net Assets, for 759,220,820 shares outstanding		$ 10,956,472,448
Net Asset Value, offering price and redemption price per share ($10,956,472,448 ÷ 759,220,820 shares)		$ 14.43

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 52,410,562

Expenses
Independent trustees' compensation	$ 19,616
Total expenses before reductions	19,616
Expense reductions	(19,616)	-
Net investment income (loss)		52,410,562
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	142,900,789
Capital gain distributions from underlying funds	14,936,021
Total net realized gain (loss)		157,836,810
Change in net unrealized appreciation (depreciation) on underlying funds		71,133,103
Net gain (loss)		228,969,913
Net increase (decrease) in net assets resulting from operations		$ 281,380,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,410,562	$ 222,844,916
Net realized gain (loss)	157,836,810	1,319,147,336
Change in net unrealized appreciation (depreciation)	71,133,103	(1,564,861,118)
Net increase (decrease) in net assets resulting from operations	281,380,475	(22,868,866)
Distributions to shareholders from net investment income	(28,714,516)	(223,391,088)
Distributions to shareholders from net realized gain	-	(211,206,217)
Total distributions	(28,714,516)	(434,597,305)
Share transactions Proceeds from sales of shares	1,167,340,456	3,079,728,395
Reinvestment of distributions	28,533,126	431,982,453
Cost of shares redeemed	(2,146,979,141)	(6,144,385,509)
Net increase (decrease) in net assets resulting from share transactions	(951,105,559)	(2,632,674,661)
Total increase (decrease) in net assets	(698,439,600)	(3,090,140,832)

Net Assets
Beginning of period	11,654,912,048	14,745,052,880
End of period (including undistributed net investment income of $51,098,681 and undistributed net investment income of $27,402,635, respectively)	$ 10,956,472,448	$ 11,654,912,048
Other Information Shares
Sold	84,493,723	224,798,338
Issued in reinvestment of distributions	2,072,127	33,126,599
Redeemed	(155,866,170)	(453,556,083)
Net increase (decrease)	(69,300,320)	(195,631,146)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 14.40	$ 12.87	$ 8.97	$ 15.02	$ 16.36
Income from Investment Operations
Net investment income (loss) D	.07	.24	.21	.23	.27	.28
Net realized and unrealized gain (loss)	.33	(.07)	1.67	4.02	(5.46)	(.63)
Total from investment operations	.40	.17	1.88	4.25	(5.19)	(.35)
Distributions from net investment income	(.04)	(.26)	(.22)	(.24)	(.27)	(.27)
Distributions from net realized gain	-	(.24)	(.13)	(.11)	(.59)	(.72)
Total distributions	(.04)	(.50)	(.35)	(.35) H	(.86)	(.99)
Net asset value, end of period	$ 14.43	$ 14.07	$ 14.40	$ 12.87	$ 8.97	$ 15.02
Total Return B, C	2.82%	1.48%	14.81%	47.57%	(36.25)%	(2.65)%
Ratios to Average Net Assets E, F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.96% A	1.75%	1.62%	2.01%	2.29%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,956,472	$ 11,654,912	$ 14,745,053	$ 14,595,428	$ 9,685,340	$ 13,446,741
Portfolio turnover rate	11% A	26%	44%	29%	23%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than .01%.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.240 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.2	8.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.7	3.7
Fidelity Disciplined Equity Fund	5.4	7.4
Fidelity Growth Company Fund	8.1	8.3
Fidelity Series 100 Index Fund	7.1	6.3
Fidelity Series All-Sector Equity Fund	11.7	10.9
Fidelity Series Large Cap Value Fund	9.9	10.0
Fidelity Series Real Estate Equity Fund	0.7	0.6
Fidelity Series Small Cap Opportunities Fund	2.0	2.0
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.1	1.1
	50.8	51.4
Developed International Equity Funds
Fidelity Series International Growth Fund	7.7	7.7
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.7	7.5
	17.0	16.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9	0.8
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	6.8	6.9
Fidelity Series Real Estate Income Fund	0.3	0.2
	8.5	8.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	9.6	9.6

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	50.8%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	9.6%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	51.4%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.4%
Investment Grade Bond Funds	9.6%

Expected
Commodity Funds	8.9%
Domestic Equity Funds	50.5%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2035 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund	54,459,757	$ 512,466,311
Domestic Equity Funds - 50.8%
Fidelity Blue Chip Growth Fund	4,140,951	209,076,599
Fidelity Disciplined Equity Fund	12,003,531	298,407,770
Fidelity Growth Company Fund	4,625,309	454,390,402
Fidelity Series 100 Index Fund	38,095,817	396,577,460
Fidelity Series All-Sector Equity Fund	49,679,184	649,803,725
Fidelity Series Large Cap Value Fund	48,448,071	554,245,931
Fidelity Series Real Estate Equity Fund	3,167,501	38,326,766
Fidelity Series Small Cap Opportunities Fund	9,830,027	109,998,005
Fidelity Small Cap Growth Fund	3,789,199	62,749,132
Fidelity Small Cap Value Fund	4,019,979	61,586,086
TOTAL DOMESTIC EQUITY FUNDS		2,835,161,876
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,050,086,704)		3,347,628,187
International Equity Funds - 21.9%

Developed International Equity Funds - 17.0%
Fidelity Series International Growth Fund	37,242,873	430,900,045
Fidelity Series International Small Cap Fund	7,111,111	87,111,112
Fidelity Series International Value Fund	47,574,752	430,551,503
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		948,562,660

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	16,661,647	$ 270,418,528
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,189,613,469)		1,218,981,188
Bond Funds - 18.1%

High Yield Bond Funds - 8.5%
Fidelity Series Emerging Markets Debt Fund	4,519,333	49,305,923
Fidelity Series Floating Rate High Income Fund	2,910,744	31,115,850
Fidelity Series High Income Fund	37,048,842	378,639,169
Fidelity Series Real Estate Income Fund	1,494,078	16,733,679
TOTAL HIGH YIELD BOND FUNDS		475,794,621
Investment Grade Bond Funds - 9.6%
Fidelity Series Investment Grade Bond Fund	44,254,125	533,704,749
TOTAL BOND FUNDS (Cost $963,566,946)		1,009,499,370
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,203,267,119)		5,576,108,745
NET OTHER ASSETS (LIABILITIES) - (0.0)%		(33)
NET ASSETS - 100%		$ 5,576,108,712
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $5,203,267,119) - See accompanying schedule		$ 5,576,108,745
Receivable for investments sold		284,026
Receivable for fund shares sold		9,307,647
Total assets		5,585,700,418

Liabilities
Payable for investments purchased	$ 798
Payable for fund shares redeemed	9,590,908
Total liabilities		9,591,706

Net Assets		$ 5,576,108,712
Net Assets consist of:
Paid in capital		$ 5,310,375,195
Undistributed net investment income		19,372,662
Accumulated undistributed net realized gain (loss) on investments		(126,480,771)
Net unrealized appreciation (depreciation) on investments		372,841,626
Net Assets, for 466,181,060 shares outstanding		$ 5,576,108,712
Net Asset Value, offering price and redemption price per share ($5,576,108,712 ÷ 466,181,060 shares)		$ 11.96

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 20,006,407

Expenses
Independent trustees' compensation	$ 9,869
Total expenses before reductions	9,869
Expense reductions	(9,869)	-
Net investment income (loss)		20,006,407
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(42,813,042)
Capital gain distributions from underlying funds	8,549,903
Total net realized gain (loss)		(34,263,139)
Change in net unrealized appreciation (depreciation) on underlying funds		144,063,533
Net gain (loss)		109,800,394
Net increase (decrease) in net assets resulting from operations		$ 129,806,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,006,407	$ 96,072,402
Net realized gain (loss)	(34,263,139)	32,328,558
Change in net unrealized appreciation (depreciation)	144,063,533	(179,779,375)
Net increase (decrease) in net assets resulting from operations	129,806,801	(51,378,415)
Distributions to shareholders from net investment income	(10,387,487)	(95,667,245)
Distributions to shareholders from net realized gain	-	(108,498,683)
Total distributions	(10,387,487)	(204,165,928)
Share transactions Proceeds from sales of shares	765,709,998	1,977,975,085
Reinvestment of distributions	10,375,737	203,895,877
Cost of shares redeemed	(1,176,788,576)	(2,978,199,641)
Net increase (decrease) in net assets resulting from share transactions	(400,702,841)	(796,328,679)
Total increase (decrease) in net assets	(281,283,527)	(1,051,873,022)

Net Assets
Beginning of period	5,857,392,239	6,909,265,261
End of period (including undistributed net investment income of $19,372,662 and undistributed net investment income of $9,753,742, respectively)	$ 5,576,108,712	$ 5,857,392,239
Other Information Shares
Sold	67,176,931	174,487,156
Issued in reinvestment of distributions	923,930	18,994,591
Redeemed	(103,390,100)	(266,004,062)
Net increase (decrease)	(35,289,239)	(72,522,315)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 12.04	$ 10.66	$ 7.36	$ 12.41	$ 13.48
Income from Investment Operations
Net investment income (loss) D	.04	.18	.16	.18	.22	.23
Net realized and unrealized gain (loss)	.26	(.14)	1.48	3.40	(4.63)	(.57)
Total from investment operations	.30	.04	1.64	3.58	(4.41)	(.34)
Distributions from net investment income	(.02)	(.19)	(.17)	(.18)	(.20)	(.21)
Distributions from net realized gain	-	(.21)	(.10)	(.10)	(.44)	(.52)
Total distributions	(.02)	(.40)	(.26) I	(.28) H	(.64)	(.73)
Net asset value, end of period	$ 11.96	$ 11.68	$ 12.04	$ 10.66	$ 7.36	$ 12.41
Total Return B, C	2.59%	.63%	15.63%	48.79%	(37.11)%	(3.00)%
Ratios to Average Net Assets E, F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.72% A	1.57%	1.49%	1.91%	2.24%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,576,109	$ 5,857,392	$ 6,909,265	$ 6,082,003	$ 3,576,031	$ 3,914,977
Portfolio turnover rate	15% A	30%	47%	25%	20%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than .01%.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.095 per share.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.3	8.9
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.8	3.8
Fidelity Disciplined Equity Fund	5.4	7.5
Fidelity Growth Company Fund	8.2	8.4
Fidelity Series 100 Index Fund	7.2	6.4
Fidelity Series All-Sector Equity Fund	11.8	11.0
Fidelity Series Large Cap Value Fund	10.1	10.1
Fidelity Series Real Estate Equity Fund	0.7	0.6
Fidelity Series Small Cap Opportunities Fund	2.0	2.0
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.1	1.1
	51.4	52.0
Developed International Equity Funds
Fidelity Series International Growth Fund	7.8	7.8
Fidelity Series International Small Cap Fund	1.6	1.5
Fidelity Series International Value Fund	7.8	7.6
	17.2	16.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	5.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9	0.8
Fidelity Series Floating Rate High Income Fund	0.5	0.4
Fidelity Series High Income Fund	7.2	7.3
Fidelity Series Real Estate Income Fund	0.3	0.2
	8.9	8.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.3	8.5

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.3%
Domestic Equity Funds	51.4%
Developed International Equity Funds	17.2%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.9%
Investment Grade Bond Funds	8.3%

Six months ago
Commodity Funds	8.9%
Domestic Equity Funds	52.0%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.7%
Investment Grade Bond Funds	8.5%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.4%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund	68,419,272	$ 643,825,345
Domestic Equity Funds - 51.4%
Fidelity Blue Chip Growth Fund	5,252,275	265,187,368
Fidelity Disciplined Equity Fund	15,075,541	374,777,942
Fidelity Growth Company Fund	5,803,109	570,097,427
Fidelity Series 100 Index Fund	47,965,068	499,316,356
Fidelity Series All-Sector Equity Fund	62,536,298	817,974,781
Fidelity Series Large Cap Value Fund	60,910,806	696,819,621
Fidelity Series Real Estate Equity Fund	3,960,491	47,921,936
Fidelity Series Small Cap Opportunities Fund	12,357,960	138,285,570
Fidelity Small Cap Growth Fund	4,762,356	78,864,609
Fidelity Small Cap Value Fund	5,053,595	77,421,081
TOTAL DOMESTIC EQUITY FUNDS		3,566,666,691
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,856,728,730)		4,210,492,036
International Equity Funds - 22.1%

Developed International Equity Funds - 17.2%
Fidelity Series International Growth Fund	46,867,764	542,260,030
Fidelity Series International Small Cap Fund	8,829,727	108,164,151
Fidelity Series International Value Fund	59,885,952	541,967,862
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,192,392,043

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	21,021,659	$ 341,181,530
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,522,824,439)		1,533,573,573
Bond Funds - 17.2%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund	5,822,870	63,527,514
Fidelity Series Floating Rate High Income Fund	3,177,236	33,964,654
Fidelity Series High Income Fund	48,889,996	499,655,759
Fidelity Series Real Estate Income Fund	1,633,639	18,296,757
TOTAL HIGH YIELD BOND FUNDS		615,444,684
Investment Grade Bond Funds - 8.3%
Fidelity Series Investment Grade Bond Fund	47,701,949	575,285,511
TOTAL BOND FUNDS (Cost $1,150,384,282)		1,190,730,195
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,529,937,451)		6,934,795,804
NET OTHER ASSETS (LIABILITIES) - 0.0%		(77)
NET ASSETS - 100%		$ 6,934,795,727
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $6,529,937,451) - See accompanying schedule		$ 6,934,795,804
Receivable for investments sold		41,888
Receivable for fund shares sold		11,695,954
Total assets		6,946,533,646

Liabilities
Payable for investments purchased	$ 3,906,140
Payable for fund shares redeemed	7,831,779
Total liabilities		11,737,919

Net Assets		$ 6,934,795,727
Net Assets consist of:
Paid in capital		$ 6,743,293,931
Undistributed net investment income		23,702,861
Accumulated undistributed net realized gain (loss) on investments		(237,059,418)
Net unrealized appreciation (depreciation) on investments		404,858,353
Net Assets, for 830,838,271 shares outstanding		$ 6,934,795,727
Net Asset Value, offering price and redemption price per share ($6,934,795,727 ÷ 830,838,271 shares)		$ 8.35

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,637,790

Expenses
Independent trustees' compensation	$ 12,298
Total expenses before reductions	12,298
Expense reductions	(12,298)	-
Net investment income (loss)		24,637,790
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	77,168,965
Capital gain distributions from underlying funds	10,723,070
Total net realized gain (loss)		87,892,035
Change in net unrealized appreciation (depreciation) on underlying funds		47,810,272
Net gain (loss)		135,702,307
Net increase (decrease) in net assets resulting from operations		$ 160,340,097

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,637,790	$ 120,982,921
Net realized gain (loss)	87,892,035	833,188,648
Change in net unrealized appreciation (depreciation)	47,810,272	(1,049,271,891)
Net increase (decrease) in net assets resulting from operations	160,340,097	(95,100,322)
Distributions to shareholders from net investment income	(12,481,650)	(122,139,578)
Distributions to shareholders from net realized gain	-	(138,786,891)
Total distributions	(12,481,650)	(260,926,469)
Share transactions Proceeds from sales of shares	853,122,380	2,209,757,962
Reinvestment of distributions	12,402,843	259,278,646
Cost of shares redeemed	(1,371,653,253)	(3,893,308,072)
Net increase (decrease) in net assets resulting from share transactions	(506,128,030)	(1,424,271,464)
Total increase (decrease) in net assets	(358,269,583)	(1,780,298,255)

Net Assets
Beginning of period	7,293,065,310	9,073,363,565
End of period (including undistributed net investment income of $23,702,861 and undistributed net investment income of $11,546,721, respectively)	$ 6,934,795,727	$ 7,293,065,310
Other Information Shares
Sold	107,255,985	279,471,713
Issued in reinvestment of distributions	1,562,071	34,637,769
Redeemed	(172,761,693)	(497,604,670)
Net increase (decrease)	(63,943,637)	(183,495,188)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.41	$ 7.45	$ 5.10	$ 8.79	$ 9.68
Income from Investment Operations
Net investment income (loss) D	.03	.12	.12	.13	.15	.16
Net realized and unrealized gain (loss)	.18	(.10)	1.03	2.42	(3.35)	(.42)
Total from investment operations	.21	.02	1.15	2.55	(3.20)	(.26)
Distributions from net investment income	(.01)	(.13)	(.12)	(.13)	(.15)	(.15)
Distributions from net realized gain	-	(.15)	(.07)	(.07)	(.34)	(.48)
Total distributions	(.01)	(.28)	(.19)	(.20) H	(.49)	(.63)
Net asset value, end of period	$ 8.35	$ 8.15	$ 8.41	$ 7.45	$ 5.10	$ 8.79
Total Return B, C	2.63%	.58%	15.66%	50.14%	(38.20)%	(3.29)%
Ratios to Average Net Assets E, F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.71% A	1.55%	1.52%	1.94%	2.22%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,934,796	$ 7,293,065	$ 9,073,364	$ 8,622,511	$ 5,336,303	$ 7,010,562
Portfolio turnover rate	12% A	27%	46%	27%	17%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Amount represents less than .01%.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.070 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.5	9.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.9	3.9
Fidelity Disciplined Equity Fund	5.5	7.7
Fidelity Growth Company Fund	8.4	8.6
Fidelity Series 100 Index Fund	7.3	6.5
Fidelity Series All-Sector Equity Fund	12.0	11.2
Fidelity Series Large Cap Value Fund	10.3	10.3
Fidelity Series Real Estate Equity Fund	0.7	0.6
Fidelity Series Small Cap Opportunities Fund	2.0	2.0
Fidelity Small Cap Growth Fund	1.2	1.1
Fidelity Small Cap Value Fund	1.2	1.1
	52.5	53.0
Developed International Equity Funds
Fidelity Series International Growth Fund	8.0	8.0
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	8.1	7.9
	17.7	17.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.0	5.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9	0.8
Fidelity Series Floating Rate High Income Fund	0.3	0.2
Fidelity Series High Income Fund	9.1	9.2
Fidelity Series Real Estate Income Fund	0.1	0.1
	10.4	10.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	4.9	4.8

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.5%
Domestic Equity Funds	52.5%
Developed International Equity Funds	17.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	4.9%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	53.0%
Developed International Equity Funds	17.5%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	4.8%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.8%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	5.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2045 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund	24,214,554	$ 227,858,952
Domestic Equity Funds - 52.5%
Fidelity Blue Chip Growth Fund	1,858,866	93,854,141
Fidelity Disciplined Equity Fund	5,331,872	132,550,334
Fidelity Growth Company Fund	2,059,985	202,372,878
Fidelity Series 100 Index Fund	16,837,775	175,281,233
Fidelity Series All-Sector Equity Fund	22,046,744	288,371,415
Fidelity Series Large Cap Value Fund	21,545,240	246,477,545
Fidelity Series Real Estate Equity Fund	1,400,127	16,941,536
Fidelity Series Small Cap Opportunities Fund	4,357,907	48,764,977
Fidelity Small Cap Growth Fund	1,684,681	27,898,310
Fidelity Small Cap Value Fund	1,787,067	27,377,871
TOTAL DOMESTIC EQUITY FUNDS		1,259,890,240
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,186,680,340)		1,487,749,192
International Equity Funds - 22.7%

Developed International Equity Funds - 17.7%
Fidelity Series International Growth Fund	16,554,265	191,532,851
Fidelity Series International Small Cap Fund	3,183,480	38,997,630
Fidelity Series International Value Fund	21,290,540	192,679,387
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		423,209,868

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund	7,434,828	$ 120,667,258
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $515,574,254)		543,877,126
Bond Funds - 15.3%

High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund	2,077,580	22,666,396
Fidelity Series Floating Rate High Income Fund	589,565	6,302,445
Fidelity Series High Income Fund	21,270,263	217,382,089
Fidelity Series Real Estate Income Fund	316,238	3,541,862
TOTAL HIGH YIELD BOND FUNDS		249,892,792
Investment Grade Bond Funds - 4.9%
Fidelity Series Investment Grade Bond Fund	9,657,520	116,469,696
TOTAL BOND FUNDS (Cost $350,933,035)		366,362,488
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,053,187,629)		2,397,988,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16)
NET ASSETS - 100%		$ 2,397,988,790
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,053,187,629) - See accompanying schedule		$ 2,397,988,806
Cash		4
Receivable for investments sold		15,202
Receivable for fund shares sold		7,267,954
Total assets		2,405,271,966

Liabilities
Payable for investments purchased	$ 3,831,481
Payable for fund shares redeemed	3,451,695
Total liabilities		7,283,176

Net Assets		$ 2,397,988,790
Net Assets consist of:
Paid in capital		$ 2,079,564,824
Undistributed net investment income		8,000,851
Accumulated undistributed net realized gain (loss) on investments		(34,378,062)
Net unrealized appreciation (depreciation) on investments		344,801,177
Net Assets, for 242,746,473 shares outstanding		$ 2,397,988,790
Net Asset Value, offering price and redemption price per share ($2,397,988,790 ÷ 242,746,473 shares)		$ 9.88

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,377,046

Expenses
Independent trustees' compensation	$ 4,158
Total expenses before reductions	4,158
Expense reductions	(4,158)	-
Net investment income (loss)		8,377,046
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,615,465)
Capital gain distributions from underlying funds	3,755,964
Total net realized gain (loss)		(3,859,501)
Change in net unrealized appreciation (depreciation) on underlying funds		51,937,068
Net gain (loss)		48,077,567
Net increase (decrease) in net assets resulting from operations		$ 56,454,613

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,377,046	$ 38,215,967
Net realized gain (loss)	(3,859,501)	83,768,771
Change in net unrealized appreciation (depreciation)	51,937,068	(143,372,598)
Net increase (decrease) in net assets resulting from operations	56,454,613	(21,387,860)
Distributions to shareholders from net investment income	(4,286,681)	(37,996,762)
Distributions to shareholders from net realized gain	-	(43,334,145)
Total distributions	(4,286,681)	(81,330,907)
Share transactions Proceeds from sales of shares	480,856,759	1,129,907,629
Reinvestment of distributions	4,283,937	81,272,235
Cost of shares redeemed	(572,147,405)	(1,336,056,773)
Net increase (decrease) in net assets resulting from share transactions	(87,006,709)	(124,876,909)
Total increase (decrease) in net assets	(34,838,777)	(227,595,676)

Net Assets
Beginning of period	2,432,827,567	2,660,423,243
End of period (including undistributed net investment income of $8,000,851 and undistributed net investment income of $3,910,486, respectively)	$ 2,397,988,790	$ 2,432,827,567
Other Information Shares
Sold	51,156,254	120,995,689
Issued in reinvestment of distributions	462,628	9,201,517
Redeemed	(60,948,779)	(144,738,699)
Net increase (decrease)	(9,329,897)	(14,541,493)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.98	$ 8.81	$ 5.99	$ 10.24	$ 10.96
Income from Investment Operations
Net investment income (loss) D	.03	.15	.14	.16	.18	.18
Net realized and unrealized gain (loss)	.22	(.15)	1.25	2.88	(4.00)	(.49)
Total from investment operations	.25	-	1.39	3.04	(3.82)	(.31)
Distributions from net investment income	(.02)	(.15)	(.14)	(.15)	(.15)	(.13)
Distributions from net realized gain	-	(.17)	(.08)	(.07)	(.28)	(.28)
Total distributions	(.02)	(.33) I	(.22)	(.22) H	(.43)	(.41)
Net asset value, end of period	$ 9.88	$ 9.65	$ 9.98	$ 8.81	$ 5.99	$ 10.24
Total Return B, C	2.57%	.29%	15.99%	50.86%	(38.60)%	(3.19)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.71% A	1.57%	1.55%	1.97%	2.29%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,397,989	$ 2,432,828	$ 2,660,423	$ 2,071,143	$ 946,939	$ 656,210
Portfolio turnover rate	24% A	40%	50%	24%	17%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.070 per share.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.174 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.8	9.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	4.0	4.0
Fidelity Disciplined Equity Fund	5.6	7.9
Fidelity Growth Company Fund	8.6	8.8
Fidelity Series 100 Index Fund	7.5	6.7
Fidelity Series All-Sector Equity Fund	12.3	11.5
Fidelity Series Large Cap Value Fund	10.5	10.6
Fidelity Series Real Estate Equity Fund	0.7	0.6
Fidelity Series Small Cap Opportunities Fund	2.1	2.1
Fidelity Small Cap Growth Fund	1.2	1.2
Fidelity Small Cap Value Fund	1.2	1.2
	53.7	54.6
Developed International Equity Funds
Fidelity Series International Growth Fund	8.2	8.2
Fidelity Series International Small Cap Fund	1.6	1.7
Fidelity Series International Value Fund	8.3	8.1
	18.1	18.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.1	5.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.9	0.8
Fidelity Series Floating Rate High Income Fund	0.1	0.1
Fidelity Series High Income Fund	9.2	9.2
Fidelity Series Real Estate Income Fund	0.1	0.0*
	10.3	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	3.0	2.5

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.8%
Domestic Equity Funds	53.7%
Developed International Equity Funds	18.1%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	3.0%

Six months ago
Commodity Funds	9.5%
Domestic Equity Funds	54.6%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	2.5%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2050 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund	21,388,576	$ 201,266,504
Domestic Equity Funds - 53.7%
Fidelity Blue Chip Growth Fund	1,630,717	82,334,900
Fidelity Disciplined Equity Fund	4,673,287	116,177,921
Fidelity Growth Company Fund	1,800,651	176,895,953
Fidelity Series 100 Index Fund	14,787,160	153,934,340
Fidelity Series All-Sector Equity Fund	19,337,121	252,929,545
Fidelity Series Large Cap Value Fund	18,873,278	215,910,303
Fidelity Series Real Estate Equity Fund	1,196,551	14,478,267
Fidelity Series Small Cap Opportunities Fund	3,832,396	42,884,508
Fidelity Small Cap Growth Fund	1,476,098	24,444,191
Fidelity Small Cap Value Fund	1,567,623	24,015,983
TOTAL DOMESTIC EQUITY FUNDS		1,104,005,911
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,063,331,501)		1,305,272,415
International Equity Funds - 23.2%

Developed International Equity Funds - 18.1%
Fidelity Series International Growth Fund	14,499,034	167,753,825
Fidelity Series International Small Cap Fund	2,780,714	34,063,751
Fidelity Series International Value Fund	18,778,211	169,942,813
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		371,760,389

	Shares	Value
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund	6,546,265	$ 106,245,885
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $453,810,314)		478,006,274
Bond Funds - 13.3%

High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund	1,782,448	19,446,503
Fidelity Series Floating Rate High Income Fund	189,440	2,025,116
Fidelity Series High Income Fund	18,404,361	188,092,574
Fidelity Series Real Estate Income Fund	113,663	1,273,030
TOTAL HIGH YIELD BOND FUNDS		210,837,223
Investment Grade Bond Funds - 3.0%
Fidelity Series Investment Grade Bond Fund	5,165,712	62,298,493
TOTAL BOND FUNDS (Cost $265,549,517)		273,135,716
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,782,691,332)		2,056,414,405
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5)
NET ASSETS - 100%		$ 2,056,414,400
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,782,691,332) - See accompanying schedule		$ 2,056,414,405
Receivable for investments sold		38,238
Receivable for fund shares sold		6,743,064
Total assets		2,063,195,707

Liabilities
Payable for investments purchased	$ 3,942,492
Payable for fund shares redeemed	2,838,815
Total liabilities		6,781,307

Net Assets		$ 2,056,414,400
Net Assets consist of:
Paid in capital		$ 1,845,426,677
Undistributed net investment income		6,121,240
Accumulated undistributed net realized gain (loss) on investments		(68,856,590)
Net unrealized appreciation (depreciation) on investments		273,723,073
Net Assets, for 211,334,020 shares outstanding		$ 2,056,414,400
Net Asset Value, offering price and redemption price per share ($2,056,414,400 ÷ 211,334,020 shares)		$ 9.73

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,512,340

Expenses
Independent trustees' compensation	$ 3,540
Total expenses before reductions	3,540
Expense reductions	(3,540)	-
Net investment income (loss)		6,512,340
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,785,639)
Capital gain distributions from underlying funds	3,285,495
Total net realized gain (loss)		(3,500,144)
Change in net unrealized appreciation (depreciation) on underlying funds		45,005,125
Net gain (loss)		41,504,981
Net increase (decrease) in net assets resulting from operations		$ 48,017,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,512,340	$ 29,999,810
Net realized gain (loss)	(3,500,144)	65,496,216
Change in net unrealized appreciation (depreciation)	45,005,125	(118,193,738)
Net increase (decrease) in net assets resulting from operations	48,017,321	(22,697,712)
Distributions to shareholders from net investment income	(3,256,127)	(29,642,403)
Distributions to shareholders from net realized gain	-	(37,922,950)
Total distributions	(3,256,127)	(67,565,353)
Share transactions Proceeds from sales of shares	411,380,518	1,070,131,795
Reinvestment of distributions	3,238,263	67,201,744
Cost of shares redeemed	(469,270,850)	(1,146,994,203)
Net increase (decrease) in net assets resulting from share transactions	(54,652,069)	(9,660,664)
Total increase (decrease) in net assets	(9,890,875)	(99,923,729)

Net Assets
Beginning of period	2,066,305,275	2,166,229,004
End of period (including undistributed net investment income of $6,121,240 and undistributed net investment income of $2,865,027, respectively)	$ 2,056,414,400	$ 2,066,305,275
Other Information Shares
Sold	44,466,824	116,303,992
Issued in reinvestment of distributions	355,073	7,744,377
Redeemed	(50,706,030)	(126,179,123)
Net increase (decrease)	(5,884,133)	(2,130,754)

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 9.88	$ 8.69	$ 5.84	$ 10.26	$ 10.98
Income from Investment Operations
Net investment income (loss) D	.03	.14	.13	.14	.17	.18
Net realized and unrealized gain (loss)	.21	(.19)	1.27	2.92	(4.15)	(.53)
Total from investment operations	.24	(.05)	1.40	3.06	(3.98)	(.35)
Distributions from net investment income	(.02)	(.14)	(.13)	(.13)	(.15)	(.12)
Distributions from net realized gain	-	(.18)	(.08)	(.08)	(.29)	(.25)
Total distributions	(.02)	(.32)	(.21)	(.21) H	(.44)	(.37)
Net asset value, end of period	$ 9.73	$ 9.51	$ 9.88	$ 8.69	$ 5.84	$ 10.26
Total Return B, C	2.48%	(.17)%	16.29%	52.51%	(40.19)%	(3.53)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.65% A	1.49%	1.47%	1.85%	2.13%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,056,414	$ 2,066,305	$ 2,166,229	$ 1,665,296	$ 767,949	$ 624,662
Portfolio turnover rate	23% A	41%	51%	23%	20%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2055 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	10.1	9.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	4.2	4.2
Fidelity Disciplined Equity Fund	5.8	8.3
Fidelity Growth Company Fund	8.6	9.1
Fidelity Series 100 Index Fund	7.8	6.8
Fidelity Series All-Sector Equity Fund	12.8	11.9
Fidelity Series Large Cap Value Fund	10.9	11.0
Fidelity Series Real Estate Equity Fund	0.8	0.5
Fidelity Series Small Cap Opportunities Fund	2.2	2.1
Fidelity Small Cap Growth Fund	1.3	1.2
Fidelity Small Cap Value Fund	1.3	1.2
	55.7	56.3
Developed International Equity Funds
Fidelity Series International Growth Fund	8.4	8.5
Fidelity Series International Small Cap Fund	1.7	1.7
Fidelity Series International Value Fund	8.3	8.3
	18.4	18.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.5	5.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.5
Fidelity Series Floating Rate High Income Fund	0.0*	0.0*
Fidelity Series High Income Fund	9.2	9.0
Fidelity Series Real Estate Income Fund	0.0*	0.0*
	10.0	9.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.3	0.5

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	10.1%
Domestic Equity Funds	55.7%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.3%

Six months ago
Commodity Funds	9.8%
Domestic Equity Funds	56.3%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	5.4%
High Yield Bond Funds	9.5%
Investment Grade Bond Funds	0.5%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.8%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

* Amount represents less than 0.1%

Semiannual Report

Fidelity Freedom 2055 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 10.1%
Fidelity Series Commodity Strategy Fund	839,292	$ 7,897,741
Domestic Equity Funds - 55.7%
Fidelity Blue Chip Growth Fund	64,796	3,271,551
Fidelity Disciplined Equity Fund	183,533	4,562,619
Fidelity Growth Company Fund	68,576	6,736,882
Fidelity Series 100 Index Fund	585,615	6,096,249
Fidelity Series All-Sector Equity Fund	764,506	9,999,736
Fidelity Series Large Cap Value Fund	745,803	8,531,989
Fidelity Series Real Estate Equity Fund	51,856	627,461
Fidelity Series Small Cap Opportunities Fund	156,199	1,747,863
Fidelity Small Cap Growth Fund	59,535	985,899
Fidelity Small Cap Value Fund	63,634	974,873
TOTAL DOMESTIC EQUITY FUNDS		43,535,122
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,033,563)		51,432,863
International Equity Funds - 23.9%

Developed International Equity Funds - 18.4%
Fidelity Series International Growth Fund	564,742	6,534,062
Fidelity Series International Small Cap Fund	107,746	1,319,883
Fidelity Series International Value Fund	721,930	6,533,464
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		14,387,409

	Shares	Value
Emerging Markets Equity Funds - 5.5%
Fidelity Series Emerging Markets Fund	265,764	$ 4,313,351
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,864,706)		18,700,760
Bond Funds - 10.3%

High Yield Bond Funds - 10.0%
Fidelity Series Emerging Markets Debt Fund	56,193	613,064
Fidelity Series Floating Rate High Income Fund	1,140	12,188
Fidelity Series High Income Fund	702,659	7,181,170
Fidelity Series Real Estate Income Fund	1,158	12,971
TOTAL HIGH YIELD BOND FUNDS		7,819,393
Investment Grade Bond Funds - 0.3%
Fidelity Series Investment Grade Bond Fund	19,126	230,655
TOTAL BOND FUNDS (Cost $7,821,290)		8,050,048
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $74,719,559)		78,183,671
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 78,183,671
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $74,719,559) - See accompanying schedule		$ 78,183,671
Receivable for fund shares sold		1,475,594
Total assets		79,659,265

Liabilities
Payable for investments purchased	$ 1,412,851
Payable for fund shares redeemed	62,743
Total liabilities		1,475,594

Net Assets		$ 78,183,671
Net Assets consist of:
Paid in capital		$ 74,515,931
Undistributed net investment income		129,714
Accumulated undistributed net realized gain (loss) on investments		73,914
Net unrealized appreciation (depreciation) on investments		3,464,112
Net Assets, for 7,854,029 shares outstanding		$ 78,183,671
Net Asset Value, offering price and redemption price per share ($78,183,671 ÷ 7,854,029 shares)		$ 9.95

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 134,780

Expenses
Independent trustees' compensation	$ 67
Total expenses before reductions	67
Expense reductions	(67)	-
Net investment income (loss)		134,780
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(34,137)
Capital gain distributions from underlying funds	117,190
Total net realized gain (loss)		83,053
Change in net unrealized appreciation (depreciation) on underlying funds		3,072,587
Net gain (loss)		3,155,640
Net increase (decrease) in net assets resulting from operations		$ 3,290,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 134,780	$ 132,068
Net realized gain (loss)	83,053	258,119
Change in net unrealized appreciation (depreciation)	3,072,587	391,525
Net increase (decrease) in net assets resulting from operations	3,290,420	781,712
Distributions to shareholders from net investment income	(25,467)	(111,654)
Distributions to shareholders from net realized gain	(133,703)	(133,568)
Total distributions	(159,170)	(245,222)
Share transactions Proceeds from sales of shares	66,727,724	23,292,628
Reinvestment of distributions	159,121	245,212
Cost of shares redeemed	(12,812,754)	(3,096,000)
Net increase (decrease) in net assets resulting from share transactions	54,074,091	20,441,840
Total increase (decrease) in net assets	57,205,341	20,978,330

Net Assets
Beginning of period	20,978,330	-
End of period (including undistributed net investment income of $129,714 and undistributed net investment income of $20,401, respectively)	$ 78,183,671	$ 20,978,330
Other Information Shares
Sold	7,031,689	2,441,454
Issued in reinvestment of distributions	17,091	28,024
Redeemed	(1,341,532)	(322,697)
Net increase (decrease)	5,707,248	2,146,781

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.13
Net realized and unrealized gain (loss)	.20	(.12) F
Total from investment operations	.23	.01
Distributions from net investment income	(.01)	(.11)
Distributions from net realized gain	(.04)	(.13)
Total distributions	(.05)	(.24)
Net asset value, end of period	$ 9.95	$ 9.77
Total Return B, C	2.39%	.32%
Ratios to Average Net Assets E, H
Expenses before reductions I	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.58% A	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,184	$ 20,978
Portfolio turnover rate	7% A	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2012 (Unaudited)

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund and Freedom 2055 (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Freedom Income	$ 2,113,059,328	$ 193,888,613	$ (12,813,099)	$ 181,075,514
Freedom 2000	1,017,571,467	96,078,185	(5,962,131)	90,116,054
Freedom 2005	717,068,468	29,584,442	(14,057,507)	15,526,935
Freedom 2010	6,177,591,374	378,244,927	(149,432,311)	228,812,616
Freedom 2015	6,295,662,363	543,644,419	(116,068,893)	427,575,526
Freedom 2020	13,216,057,814	1,294,308,648	(254,509,036)	1,039,799,612
Freedom 2025	7,602,259,426	701,487,868	(165,515,375)	535,972,493
Freedom 2030	10,263,642,748	970,038,211	(277,208,347)	692,829,864
Freedom 2035	5,213,077,190	496,652,325	(133,620,770)	363,031,555
Freedom 2040	6,558,715,642	596,880,993	(220,800,831)	376,080,162
Freedom 2045	2,062,984,021	376,941,753	(41,936,968)	335,004,785
Freedom 2050	1,792,554,835	303,782,390	(39,922,820)	263,859,570
Freedom 2055	74,766,270	3,891,465	(474,064)	3,417,401

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At March 31, 2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2018	2019	Total with expiration
Freedom Income	$ (30,278,167)	$ -	$ (30,278,167)
Freedom 2000	(27,941,249)	(1,781,309)	(29,722,558)
Freedom 2005	(41,286,013)	-	(41,286,013)
Freedom 2010	(378,454,710)	-	(378,454,710)
Freedom 2015	-	(298,809,259)	(298,809,259)
Freedom 2020	-	(802,307,602)	(802,307,602)
Freedom 2025	(70,645,658)	-	(70,645,658)
Freedom 2030	-	(736,284,267)	(736,284,267)
Freedom 2035	(26,359,649)	-	(26,359,649)
Freedom 2040	-	(295,284,975)	(295,284,975)
Freedom 2045	(9,209,509)	(1,913,878)	(11,123,387)
Freedom 2050	(22,829,872)	(21,669,638)	(44,499,510)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Freedom 2025	$ (5,696,723)	$ (44,580,411)	$ (50,277,134)	$ (120,922,792)
Freedom 2035	(5,999,025)	(14,737,227)	(20,736,252)	(47,095,901)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	74,473,008	204,009,986
Freedom 2000	33,682,044	161,115,810
Freedom 2005	36,456,256	114,504,589
Freedom 2010	143,763,616	923,896,023
Freedom 2015	294,596,723	961,749,523

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments - continued

	Purchases ($)	Redemptions ($)
Freedom 2020	624,906,207	2,080,397,959
Freedom 2025	533,592,381	1,157,437,636
Freedom 2030	599,740,698	1,512,214,662
Freedom 2035	424,570,783	807,104,811
Freedom 2040	429,356,214	912,604,966
Freedom 2045	287,298,390	366,458,724
Freedom 2050	235,474,855	283,585,209
Freedom 2055	55,724,337	1,557,432

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser
Freedom Income	$ 4,127
Freedom 2000	2,068
Freedom 2005	1,350
Freedom 2010	11,834
Freedom 2015	12,218
Freedom 2020	25,986
Freedom 2025	14,505
Freedom 2030	19,616
Freedom 2035	9,869
Freedom 2040	12,298
Freedom 2045	4,158
Freedom 2050	3,540
Freedom 2055	67

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their

Semiannual Report

6. Other - continued

principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom 2020
Fidelity Series Investment Grade Bond Fund	12%
Fidelity Series Inflation-Protected Bond Index Fund	15%
Fidelity Series Floating Rate High Income Fund	14%
Fidelity Series Real Estate Income Fund	14%
Fidelity Series Emerging Markets Debt Fund	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	41%
Fidelity Small Cap Growth Fund	31%
Fidelity Small Cap Value Fund	21%
Fidelity Series Small Cap Opportunities Fund	43%
Fidelity Series 100 Index Fund	46%
Fidelity Series Investment Grade Bond Fund	46%
Fidelity Series All-Sector Equity Fund	45%
Fidelity Series Large Cap Value Fund	45%
Fidelity Series Emerging Markets Fund	45%
Fidelity Series Inflation-Protected Bond Index Fund	46%
Fidelity Series High Income Fund	45%
Fidelity Series Floating Rate High Income Fund	51%
Fidelity Series Real Estate Income Fund	50%
Fidelity Series Commodity Strategy Fund	43%
Fidelity Series International Growth Fund	45%
Fidelity Series International Value Fund	45%
Fidelity Series International Small Cap Fund	45%
Fidelity Series Emerging Markets Debt Fund	49%
Fidelity Series Real Estate Equity Fund	46%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Investment Performance (for each fund except Freedom 2055 Fund). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a proprietary custom index. The Board noted that FMR believes that no meaningful peer group exists for the funds, given that competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and/or glide path construction. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than Freedom Income Fund).

Freedom 2000 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Freedom 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Freedom 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Freedom 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Freedom 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Semiannual Report

Freedom 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Freedom 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2045 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Freedom 2050 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Semiannual Report

Freedom Income Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Investment Performance (for Freedom 2055 Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2000 Fund

Freedom 2005 Fund

Semiannual Report

Freedom 2010 Fund

Freedom 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2020 Fund

Freedom 2025 Fund

Semiannual Report

Freedom 2030 Fund

Freedom 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2040 Fund

Freedom 2045 Fund

Semiannual Report

Freedom 2050 Fund

Freedom 2055 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds do not pay transfer agent fees. Instead, each underlying fund (or the retail class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FF-USAN-1112
1.792160.109

Fidelity Freedom® Index Funds - Class W

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Semiannual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Index Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Freedom Index Income Fund	.10%
Actual		$ 1,000.00	$ 1,019.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Fidelity Freedom Index 2000 Fund	.09%
Actual		$ 1,000.00	$ 1,019.30	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46
Fidelity Freedom Index 2005 Fund	.09%
Actual		$ 1,000.00	$ 1,020.50	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46
Fidelity Freedom Index 2010 Fund	.10%
Actual		$ 1,000.00	$ 1,025.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Fidelity Freedom Index 2015 Fund	.10%
Actual		$ 1,000.00	$ 1,025.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Fidelity Freedom Index 2020 Fund	.10%
Actual		$ 1,000.00	$ 1,025.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.57	$ .51
Fidelity Freedom Index 2025 Fund	.09%
Actual		$ 1,000.00	$ 1,026.10	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46
Fidelity Freedom Index 2030 Fund	.09%
Actual		$ 1,000.00	$ 1,026.00	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46
Fidelity Freedom Index 2035 Fund	.08%
Actual		$ 1,000.00	$ 1,023.50	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Fidelity Freedom Index 2040 Fund	.08%
Actual		$ 1,000.00	$ 1,023.50	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41
Fidelity Freedom Index 2045 Fund	.08%
Actual		$ 1,000.00	$ 1,023.10	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41
Fidelity Freedom Index 2050 Fund	.08%
Actual		$ 1,000.00	$ 1,022.90	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41
Fidelity Freedom Index 2055 Fund	.08%
Actual		$ 1,000.00	$ 1,022.70	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.67	$ .41

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the funds invest are not included in the Funds' annualized expense ratio.

Semiannual Report

Fidelity Freedom Index Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	2.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	12.6	12.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.3	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	12.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	28.1	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	40.0	40.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.3%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.1%
Short-Term Funds	40.0%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index Income Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	252,095	$ 2,379,777
Domestic Equity Funds - 12.6%
Fidelity Spartan Total Market Index Fund Class F	353,056	14,768,339
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,374,334)		17,148,116
International Equity Funds - 5.3%

Developed International Equity Funds - 5.3%
Fidelity Series Global ex U.S. Index Fund (Cost $6,016,897)	599,469	6,288,433
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,219,062	14,128,924

	Shares	Value
Investment Grade Bond Funds - 28.1%
Fidelity Spartan U.S. Bond Index Fund Class F	2,745,197	$ 33,024,716
TOTAL BOND FUNDS (Cost $45,438,625)		47,153,640
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $47,098,221)	47,098,221	47,098,221
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $113,928,077)		117,688,410
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,610)
NET ASSETS - 100%		$ 117,679,800
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $113,928,077) - See accompanying schedule		$ 117,688,410
Cash		2
Receivable for investments sold		647,583
Receivable for fund shares sold		194,949
Receivable from affiliate for expense reductions		5,808
Total assets		118,536,752

Liabilities
Payable for investments purchased	$ 659,103
Payable for fund shares redeemed	183,429
Other affiliated payables	14,420
Total liabilities		856,952

Net Assets		$ 117,679,800
Net Assets consist of:
Paid in capital		$ 114,151,483
Undistributed net investment income		80,083
Accumulated undistributed net realized gain (loss) on investments		(312,099)
Net unrealized appreciation (depreciation) on investments		3,760,333
Net Assets, for 10,650,255 shares outstanding		$ 117,679,800
Net Asset Value, offering price and redemption price per share ($117,679,800 ÷ 10,650,255 shares)		$ 11.05

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 407,039

Expenses
Transfer agent fees	$ 69,616
Independent trustees' compensation	150
Total expenses before reductions	69,766
Expense reductions	(25,622)	44,144
Net investment income (loss)		362,895
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(61,986)
Change in net unrealized appreciation (depreciation) on investment securities		1,826,912
Net gain (loss)		1,764,926
Net increase (decrease) in net assets resulting from operations		$ 2,127,821

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 362,895	$ 651,537
Net realized gain (loss)	(61,986)	325,074
Change in net unrealized appreciation (depreciation)	1,826,912	1,031,293
Net increase (decrease) in net assets resulting from operations	2,127,821	2,007,904
Distributions to shareholders from net investment income	(340,865)	(632,906)
Distributions to shareholders from net realized gain	(50,177)	(507,773)
Total distributions	(391,042)	(1,140,679)
Share transactions Proceeds from sales of shares	58,890,600	45,547,466
Reinvestment of distributions	391,042	1,140,679
Cost of shares redeemed	(10,743,464)	(18,690,664)
Net increase (decrease) in net assets resulting from share transactions	48,538,178	27,997,481
Total increase (decrease) in net assets	50,274,957	28,864,706

Net Assets
Beginning of period	67,404,843	38,540,137
End of period (including undistributed net investment income of $80,083 and undistributed net investment income of $58,053, respectively)	$ 117,679,800	$ 67,404,843
Other Information Shares
Sold	5,410,142	4,234,058
Issued in reinvestment of distributions	35,958	106,683
Redeemed	(984,659)	(1,739,141)
Net increase (decrease)	4,461,441	2,601,600

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.74	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.13	.13	.06
Net realized and unrealized gain (loss)	.17	.24	.47	.30
Total from investment operations	.21	.37	.60	.36
Distributions from net investment income	(.04)	(.13)	(.12)	(.07)
Distributions from net realized gain	(.01)	(.09)	(.03)	(.01)
Total distributions	(.05)	(.22)	(.15)	(.07) H
Net asset value, end of period	$ 11.05	$ 10.89	$ 10.74	$ 10.29
Total Return B, C	1.94%	3.52%	5.89%	3.62%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.10% A	.09%	.06%	.04% A
Expenses net of all reductions	.10% A	.09%	.06%	.04% A
Net investment income (loss)	.78% A	1.24%	1.27%	1.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,680	$ 67,405	$ 38,540	$ 6,401
Portfolio turnover rate	18% A	31%	36%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	2.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	12.6	12.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.3	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	12.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	28.1	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	40.0	40.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.3%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.1%
Short-Term Funds	40.0%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	118,768	$ 1,121,173
Domestic Equity Funds - 12.6%
Fidelity Spartan Total Market Index Fund Class F	166,338	6,957,925
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,155,083)		8,079,098
International Equity Funds - 5.3%

Developed International Equity Funds - 5.3%
Fidelity Series Global ex U.S. Index Fund (Cost $2,843,774)	282,434	2,962,735
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	574,343	6,656,634

	Shares	Value
Investment Grade Bond Funds - 28.1%
Fidelity Spartan U.S. Bond Index Fund Class F	1,293,393	$ 15,559,514
TOTAL BOND FUNDS (Cost $21,192,956)		22,216,148
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $22,189,647)	22,189,647	22,189,647
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $53,381,460)		55,447,628
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,108)
NET ASSETS - 100%		$ 55,443,520
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $53,381,460) - See accompanying schedule		$ 55,447,628
Cash		2
Receivable for investments sold		287,223
Receivable for fund shares sold		112,699
Receivable from affiliate for expense reductions		2,772
Total assets		55,850,324

Liabilities
Payable for investments purchased	$ 395,643
Payable for fund shares redeemed	4,279
Other affiliated payables	6,882
Total liabilities		406,804

Net Assets		$ 55,443,520
Net Assets consist of:
Paid in capital		$ 53,386,165
Undistributed net investment income		183,855
Accumulated undistributed net realized gain (loss) on investments		(192,668)
Net unrealized appreciation (depreciation) on investments		2,066,168
Net Assets, for 4,986,926 shares outstanding		$ 55,443,520
Net Asset Value, offering price and redemption price per share ($55,443,520 ÷ 4,986,926 shares)		$ 11.12

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 208,306

Expenses
Transfer agent fees	$ 35,489
Independent trustees' compensation	79
Total expenses before reductions	35,568
Expense reductions	(13,263)	22,305
Net investment income (loss)		186,001
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(15,376)
Change in net unrealized appreciation (depreciation) on investment securities		881,007
Net gain (loss)		865,631
Net increase (decrease) in net assets resulting from operations		$ 1,051,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 186,001	$ 416,242
Net realized gain (loss)	(15,376)	178,231
Change in net unrealized appreciation (depreciation)	881,007	542,590
Net increase (decrease) in net assets resulting from operations	1,051,632	1,137,063
Distributions to shareholders from net investment income	(79,597)	(383,260)
Distributions to shareholders from net realized gain	(34,113)	(338,538)
Total distributions	(113,710)	(721,798)
Share transactions Proceeds from sales of shares	20,060,527	24,976,823
Reinvestment of distributions	113,710	721,798
Cost of shares redeemed	(5,467,780)	(11,921,048)
Net increase (decrease) in net assets resulting from share transactions	14,706,457	13,777,573
Total increase (decrease) in net assets	15,644,379	14,192,838

Net Assets
Beginning of period	39,799,141	25,606,303
End of period (including undistributed net investment income of $183,855 and undistributed net investment income of $77,451, respectively)	$ 55,443,520	$ 39,799,141
Other Information Shares
Sold	1,837,782	2,304,006
Issued in reinvestment of distributions	10,442	67,509
Redeemed	(499,889)	(1,105,067)
Net increase (decrease)	1,348,335	1,266,448

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.79	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.13	.13	.05
Net realized and unrealized gain (loss)	.17	.24	.49	.34
Total from investment operations	.21	.37	.62	.39
Distributions from net investment income	(.02)	(.12)	(.11)	(.06)
Distributions from net realized gain	(.01)	(.10)	(.04)	(.01)
Total distributions	(.03)	(.22)	(.15)	(.07)
Net asset value, end of period	$ 11.12	$ 10.94	$ 10.79	$ 10.32
Total Return B, C	1.93%	3.50%	6.00%	3.86%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09% A	.09%	.05%	.04% A
Expenses net of all reductions	.09% A	.09%	.05%	.04% A
Net investment income (loss)	.79% A	1.23%	1.25%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,444	$ 39,799	$ 25,606	$ 6,841
Portfolio turnover rate	21% A	36%	33%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.0	4.2
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	22.5	23.7
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	9.6	10.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.8	9.8
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	24.9	25.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	29.2	27.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.0%
Domestic Equity Funds	22.5%
Developed International Equity Funds	9.6%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	24.9%
Short-Term Funds	29.2%

Six months ago
Commodity Funds	4.2%
Domestic Equity Funds	23.7%
Developed International Equity Funds	10.2%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	25.0%
Short-Term Funds	27.1%

Expected
Commodity Funds	3.8%
Domestic Equity Funds	21.5%
Developed International Equity Funds	9.2%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	24.6%
Short-Term Funds	31.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.5%
	Shares	Value
Commodity Funds - 4.0%
Fidelity Series Commodity Strategy Fund Class F	227,276	$ 2,145,485
Domestic Equity Funds - 22.5%
Fidelity Spartan Total Market Index Fund Class F	286,499	11,984,236
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,866,089)		14,129,721
International Equity Funds - 9.6%

Developed International Equity Funds - 9.6%
Fidelity Series Global ex U.S. Index Fund (Cost $5,123,791)	486,304	5,101,329
Bond Funds - 34.7%

Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	448,714	5,200,593

	Shares	Value
Investment Grade Bond Funds - 24.9%
Fidelity Spartan U.S. Bond Index Fund Class F	1,102,867	$ 13,267,495
TOTAL BOND FUNDS (Cost $17,580,897)		18,468,088
Short-Term Funds - 29.2%

Fidelity Institutional Money Market Portfolio Class F (Cost $15,575,685)	15,575,685	15,575,685
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $51,146,462)		53,274,823
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,838)
NET ASSETS - 100%		$ 53,270,985
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $51,146,462) - See accompanying schedule		$ 53,274,823
Cash		2
Receivable for investments sold		560,024
Receivable for fund shares sold		123,579
Receivable from affiliate for expense reductions		2,801
Total assets		53,961,229

Liabilities
Payable for investments purchased	$ 608,911
Payable for fund shares redeemed	74,691
Other affiliated payables	6,642
Total liabilities		690,244

Net Assets		$ 53,270,985
Net Assets consist of:
Paid in capital		$ 51,208,373
Undistributed net investment income		180,617
Accumulated undistributed net realized gain (loss) on investments		(246,366)
Net unrealized appreciation (depreciation) on investments		2,128,361
Net Assets, for 4,548,979 shares outstanding		$ 53,270,985
Net Asset Value, offering price and redemption price per share ($53,270,985 ÷ 4,548,979 shares)		$ 11.71

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 205,756

Expenses
Transfer agent fees	$ 36,526
Independent trustees' compensation	83
Total expenses before reductions	36,609
Expense reductions	(14,609)	22,000
Net investment income (loss)		183,756
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(16,244)
Change in net unrealized appreciation (depreciation) on investment securities		962,322
Net gain (loss)		946,078
Net increase (decrease) in net assets resulting from operations		$ 1,129,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 183,756	$ 523,714
Net realized gain (loss)	(16,244)	286,898
Change in net unrealized appreciation (depreciation)	962,322	485,847
Net increase (decrease) in net assets resulting from operations	1,129,834	1,296,459
Distributions to shareholders from net investment income	(76,559)	(482,346)
Distributions to shareholders from net realized gain	(24,176)	(476,765)
Total distributions	(100,735)	(959,111)
Share transactions Proceeds from sales of shares	13,233,767	30,398,248
Reinvestment of distributions	100,735	959,111
Cost of shares redeemed	(5,078,692)	(11,168,026)
Net increase (decrease) in net assets resulting from share transactions	8,255,810	20,189,333
Total increase (decrease) in net assets	9,284,909	20,526,681

Net Assets
Beginning of period	43,986,076	23,459,395
End of period (including undistributed net investment income of $180,617 and undistributed net investment income of $73,420, respectively)	$ 53,270,985	$ 43,986,076
Other Information Shares
Sold	1,161,594	2,676,312
Issued in reinvestment of distributions	8,852	86,914
Redeemed	(446,678)	(989,518)
Net increase (decrease)	723,768	1,773,708

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.44	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.16	.16	.06
Net realized and unrealized gain (loss)	.20	.18	.86	.62
Total from investment operations	.24	.34	1.02	.68
Distributions from net investment income	(.02)	(.14)	(.12)	(.08)
Distributions from net realized gain	(.01)	(.14)	(.05)	(.01)
Total distributions	(.03)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 11.71	$ 11.50	$ 11.44	$ 10.59
Total Return B, C	2.05%	3.11%	9.72%	6.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09% A	.09%	.06%	.03% A
Expenses net of all reductions	.09% A	.09%	.06%	.03% A
Net investment income (loss)	.75% A	1.45%	1.42%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,271	$ 43,986	$ 23,459	$ 2,167
Portfolio turnover rate	25% A	37%	53%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.4	5.4
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	30.1	30.5
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	12.8	13.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.6	10.6
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	28.8	28.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	12.3	11.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.4%
Domestic Equity Funds	30.1%
Developed International Equity Funds	12.8%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	28.8%
Short-Term Funds	12.3%

Six months ago
Commodity Funds	5.4%
Domestic Equity Funds	30.5%
Developed International Equity Funds	13.1%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	28.8%
Short-Term Funds	11.6%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	29.8%
Developed International Equity Funds	12.8%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	28.4%
Short-Term Funds	13.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund Class F	1,917,446	$ 18,100,694
Domestic Equity Funds - 30.1%
Fidelity Spartan Total Market Index Fund Class F	2,415,554	101,042,634
TOTAL DOMESTIC EQUITY FUNDS (Cost $105,942,130)		119,143,328
International Equity Funds - 12.8%

Developed International Equity Funds - 12.8%
Fidelity Series Global ex U.S. Index Fund (Cost $41,824,509)	4,100,857	43,017,986
Bond Funds - 39.4%

Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,076,627	35,658,113

	Shares	Value
Investment Grade Bond Funds - 28.8%
Fidelity Spartan U.S. Bond Index Fund Class F	8,020,707	$ 96,489,109
TOTAL BOND FUNDS (Cost $126,562,185)		132,147,222
Short-Term Funds - 12.3%

Fidelity Institutional Money Market Portfolio Class F (Cost $41,204,936)	41,204,936	41,204,936
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $315,533,760)		335,513,472
NET OTHER ASSETS (LIABILITIES) - 0.0%		(25,802)
NET ASSETS - 100%		$ 335,487,670
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $315,533,760) - See accompanying schedule		$ 335,513,472
Cash		2
Receivable for investments sold		2,713,109
Receivable for fund shares sold		1,160,406
Receivable from affiliate for expense reductions		15,981
Total assets		339,402,970

Liabilities
Payable for investments purchased	$ 3,701,956
Payable for fund shares redeemed	171,560
Other affiliated payables	41,784
Total liabilities		3,915,300

Net Assets		$ 335,487,670
Net Assets consist of:
Paid in capital		$ 316,031,281
Undistributed net investment income		1,194,876
Accumulated undistributed net realized gain (loss) on investments		(1,718,199)
Net unrealized appreciation (depreciation) on investments		19,979,712
Net Assets, for 28,004,092 shares outstanding		$ 335,487,670
Net Asset Value, offering price and redemption price per share ($335,487,670 ÷ 28,004,092 shares)		$ 11.98

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,346,778

Expenses
Transfer agent fees	$ 216,153
Independent trustees' compensation	482
Total expenses before reductions	216,635
Expense reductions	(77,185)	139,450
Net investment income (loss)		1,207,328
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(317,447)
Change in net unrealized appreciation (depreciation) on investment securities		8,269,778
Net gain (loss)		7,952,331
Net increase (decrease) in net assets resulting from operations		$ 9,159,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,207,328	$ 3,326,671
Net realized gain (loss)	(317,447)	1,764,285
Change in net unrealized appreciation (depreciation)	8,269,778	3,675,834
Net increase (decrease) in net assets resulting from operations	9,159,659	8,766,790
Distributions to shareholders from net investment income	(426,156)	(3,179,610)
Distributions to shareholders from net realized gain	(112,146)	(3,122,531)
Total distributions	(538,302)	(6,302,141)
Share transactions Proceeds from sales of shares	126,609,598	140,455,555
Reinvestment of distributions	538,302	6,302,141
Cost of shares redeemed	(38,439,312)	(55,342,655)
Net increase (decrease) in net assets resulting from share transactions	88,708,588	91,415,041
Total increase (decrease) in net assets	97,329,945	93,879,690

Net Assets
Beginning of period	238,157,725	144,278,035
End of period (including undistributed net investment income of $1,194,876 and undistributed net investment income of $413,704, respectively)	$ 335,487,670	$ 238,157,725
Other Information Shares
Sold	10,923,554	12,227,606
Issued in reinvestment of distributions	46,890	565,709
Redeemed	(3,303,941)	(4,842,607)
Net increase (decrease)	7,666,503	7,950,708

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.65	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.20	.19	.05
Net realized and unrealized gain (loss)	.24	.21	.98	.70
Total from investment operations	.29	.41	1.17	.75
Distributions from net investment income	(.02)	(.18)	(.13)	(.09)
Distributions from net realized gain	(.01)	(.17)	(.04)	(.01)
Total distributions	(.02) H	(.35)	(.17)	(.10)
Net asset value, end of period	$ 11.98	$ 11.71	$ 11.65	$ 10.65
Total Return B, C	2.52%	3.64%	11.08%	7.47%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.10% A	.09%	.05%	.03% A
Expenses net of all reductions	.10% A	.09%	.05%	.03% A
Net investment income (loss)	.84% A	1.71%	1.68%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,488	$ 238,158	$ 144,278	$ 19,773
Portfolio turnover rate	22% A	33%	36%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.02 per share is comprised of distributions from net investment income of $.019 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.6	5.6
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	31.2	31.4
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.3	13.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.4	10.2
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	29.6	29.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.9	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.6%
Domestic Equity Funds	31.2%
Developed International Equity Funds	13.3%
Inflation-Protected Bond Funds	10.4%
Investment Grade Bond Funds	29.6%
Short-Term Funds	9.9%

Six months ago
Commodity Funds	5.6%
Domestic Equity Funds	31.4%
Developed International Equity Funds	13.5%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	29.5%
Short-Term Funds	9.8%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.1%
Developed International Equity Funds	13.4%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	29.5%
Short-Term Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund Class F	3,485,277	$ 32,901,016
Domestic Equity Funds - 31.2%
Fidelity Spartan Total Market Index Fund Class F	4,389,794	183,625,095
TOTAL DOMESTIC EQUITY FUNDS (Cost $194,658,272)		216,526,111
International Equity Funds - 13.3%

Developed International Equity Funds - 13.3%
Fidelity Series Global ex U.S. Index Fund (Cost $76,443,856)	7,453,345	78,185,590
Bond Funds - 40.0%

Inflation-Protected Bond Funds - 10.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	5,282,771	61,227,321

	Shares	Value
Investment Grade Bond Funds - 29.6%
Fidelity Spartan U.S. Bond Index Fund Class F	14,504,244	$ 174,486,054
TOTAL BOND FUNDS (Cost $226,825,860)		235,713,375
Short-Term Funds - 9.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $58,398,232)	58,398,232	58,398,232
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $556,326,220)		588,823,308
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45,107)
NET ASSETS - 100%		$ 588,778,201
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $556,326,220) - See accompanying schedule		$ 588,823,308
Cash		2
Receivable for investments sold		4,857,382
Receivable for fund shares sold		930,063
Receivable from affiliate for expense reductions		27,446
Total assets		594,638,201

Liabilities
Payable for investments purchased	$ 5,681,131
Payable for fund shares redeemed	106,313
Other affiliated payables	72,556
Total liabilities		5,860,000

Net Assets		$ 588,778,201
Net Assets consist of:
Paid in capital		$ 556,886,521
Undistributed net investment income		2,204,226
Accumulated undistributed net realized gain (loss) on investments		(2,809,634)
Net unrealized appreciation (depreciation) on investments		32,497,088
Net Assets, for 48,733,503 shares outstanding		$ 588,778,201
Net Asset Value, offering price and redemption price per share ($588,778,201 ÷ 48,733,503 shares)		$ 12.08

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,466,380

Expenses
Transfer agent fees	$ 385,959
Independent trustees' compensation	860
Total expenses before reductions	386,819
Expense reductions	(136,081)	250,738
Net investment income (loss)		2,215,642
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(953,743)
Change in net unrealized appreciation (depreciation) on investment securities		14,943,993
Net gain (loss)		13,990,250
Net increase (decrease) in net assets resulting from operations		$ 16,205,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,215,642	$ 5,433,546
Net realized gain (loss)	(953,743)	2,980,662
Change in net unrealized appreciation (depreciation)	14,943,993	7,150,024
Net increase (decrease) in net assets resulting from operations	16,205,892	15,564,232
Distributions to shareholders from net investment income	(732,311)	(5,096,608)
Distributions to shareholders from net realized gain	(244,103)	(4,537,088)
Total distributions	(976,414)	(9,633,696)
Share transactions Proceeds from sales of shares	210,639,514	242,332,025
Reinvestment of distributions	976,414	9,633,696
Cost of shares redeemed	(50,443,310)	(66,072,172)
Net increase (decrease) in net assets resulting from share transactions	161,172,618	185,893,549
Total increase (decrease) in net assets	176,402,096	191,824,085

Net Assets
Beginning of period	412,376,105	220,552,020
End of period (including undistributed net investment income of $2,204,226 and undistributed net investment income of $720,895, respectively)	$ 588,778,201	$ 412,376,105
Other Information Shares
Sold	18,012,532	20,993,676
Issued in reinvestment of distributions	84,465	860,633
Redeemed	(4,301,793)	(5,744,654)
Net increase (decrease)	13,795,204	16,109,655

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.20	.20	.06
Net realized and unrealized gain (loss)	.25	.22	1.00	.71
Total from investment operations	.30	.42	1.20	.77
Distributions from net investment income	(.02)	(.17)	(.12)	(.09)
Distributions from net realized gain	(.01)	(.15)	(.04)	(.01)
Total distributions	(.02) I	(.33) H	(.16)	(.10)
Net asset value, end of period	$ 12.08	$ 11.80	$ 11.71	$ 10.67
Total Return B, C	2.59%	3.70%	11.29%	7.67%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.10% A	.09%	.06%	.03% A
Expenses net of all reductions	.10% A	.09%	.06%	.03% A
Net investment income (loss)	.86% A	1.76%	1.78%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 588,778	$ 412,376	$ 220,552	$ 13,901
Portfolio turnover rate	16% A	23%	19%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.151 per share.

I Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.2	6.3
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	34.7	35.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	14.8	15.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.5	8.2
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	29.5	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	6.3	5.6

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.2%
Domestic Equity Funds	34.7%
Developed International Equity Funds	14.8%
Inflation-Protected Bond Funds	8.5%
Investment Grade Bond Funds	29.5%
Short-Term Funds	6.3%

Six months ago
Commodity Funds	6.3%
Domestic Equity Funds	35.6%
Developed International Equity Funds	15.3%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	29.0%
Short-Term Funds	5.6%

Expected
Commodity Funds	6.0%
Domestic Equity Funds	34.1%
Developed International Equity Funds	14.6%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	29.5%
Short-Term Funds	7.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.9%
	Shares	Value
Commodity Funds - 6.2%
Fidelity Series Commodity Strategy Fund Class F	7,881,472	$ 74,401,093
Domestic Equity Funds - 34.7%
Fidelity Spartan Total Market Index Fund Class F	9,926,112	415,209,279
TOTAL DOMESTIC EQUITY FUNDS (Cost $437,897,356)		489,610,372
International Equity Funds - 14.8%

Developed International Equity Funds - 14.8%
Fidelity Series Global ex U.S. Index Fund (Cost $171,554,037)	16,848,660	176,742,440
Bond Funds - 38.0%

Inflation-Protected Bond Funds - 8.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,804,994	102,049,884

	Shares	Value
Investment Grade Bond Funds - 29.5%
Fidelity Spartan U.S. Bond Index Fund Class F	29,307,165	$ 352,565,191
TOTAL BOND FUNDS (Cost $438,697,161)		454,615,075
Short-Term Funds - 6.3%

Fidelity Institutional Money Market Portfolio Class F (Cost $75,790,613)	75,790,613	75,790,613
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,123,939,167)		1,196,758,500
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90,783)
NET ASSETS - 100%		$ 1,196,667,717
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,123,939,167) - See accompanying schedule		$ 1,196,758,500
Cash		2
Receivable for investments sold		11,506,081
Receivable for fund shares sold		1,988,270
Receivable from affiliate for expense reductions		57,059
Total assets		1,210,309,912

Liabilities
Payable for investments purchased	$ 13,291,114
Payable for fund shares redeemed	203,234
Other affiliated payables	147,847
Total liabilities		13,642,195

Net Assets		$ 1,196,667,717
Net Assets consist of:
Paid in capital		$ 1,125,323,393
Undistributed net investment income		4,308,019
Accumulated undistributed net realized gain (loss) on investments		(5,783,028)
Net unrealized appreciation (depreciation) on investments		72,819,333
Net Assets, for 97,191,824 shares outstanding		$ 1,196,667,717
Net Asset Value, offering price and redemption price per share ($1,196,667,717 ÷ 97,191,824 shares)		$ 12.31

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,820,297

Expenses
Transfer agent fees	$ 759,340
Independent trustees' compensation	1,678
Total expenses before reductions	761,018
Expense reductions	(270,491)	490,527
Net investment income (loss)		4,329,770
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(2,218,044)
Change in net unrealized appreciation (depreciation) on investment securities		32,619,308
Net gain (loss)		30,401,264
Net increase (decrease) in net assets resulting from operations		$ 34,731,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,329,770	$ 11,007,122
Net realized gain (loss)	(2,218,044)	6,064,679
Change in net unrealized appreciation (depreciation)	32,619,308	13,310,990
Net increase (decrease) in net assets resulting from operations	34,731,034	30,382,791
Distributions to shareholders from net investment income	(1,378,619)	(10,382,261)
Distributions to shareholders from net realized gain	(306,359)	(9,302,189)
Total distributions	(1,684,978)	(19,684,450)
Share transactions Proceeds from sales of shares	421,312,117	437,530,199
Reinvestment of distributions	1,684,978	19,684,450
Cost of shares redeemed	(71,744,251)	(80,390,633)
Net increase (decrease) in net assets resulting from share transactions	351,252,844	376,824,016
Total increase (decrease) in net assets	384,298,900	387,522,357

Net Assets
Beginning of period	812,368,817	424,846,460
End of period (including undistributed net investment income of $4,308,019 and undistributed net investment income of $1,356,868, respectively)	$ 1,196,667,717	$ 812,368,817
Other Information Shares
Sold	35,545,207	37,249,596
Issued in reinvestment of distributions	143,525	1,736,955
Redeemed	(6,052,860)	(6,846,542)
Net increase (decrease)	29,635,872	32,140,009

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 12.00	$ 10.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.22	.21	.05
Net realized and unrealized gain (loss)	.25	.16	1.15	.87
Total from investment operations	.30	.38	1.36	.92
Distributions from net investment income	(.02)	(.19)	(.14)	(.10)
Distributions from net realized gain	- I	(.16)	(.04)	(.01)
Total distributions	(.02)	(.35)	(.17) H	(.11)
Net asset value, end of period	$ 12.31	$ 12.03	$ 12.00	$ 10.81
Total Return B, C	2.52%	3.36%	12.67%	9.18%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.10% A	.09%	.05%	.03% A
Expenses net of all reductions	.10% A	.09%	.05%	.03% A
Net investment income (loss)	.86% A	1.85%	1.82%	.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,196,668	$ 812,369	$ 424,846	$ 38,734
Portfolio turnover rate	13% A	20%	21%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.037 per share.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.5	7.6
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	42.1	42.5
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	17.9	18.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.5	5.1
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	26.4	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.6	0.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.5%
Domestic Equity Funds	42.1%
Developed International Equity Funds	17.9%
Inflation-Protected Bond Funds	5.5%
Investment Grade Bond Funds	26.4%
Short-Term Funds	0.6%

Six months ago
Commodity Funds	7.6%
Domestic Equity Funds	42.5%
Developed International Equity Funds	18.3%
Inflation-Protected Bond Funds	5.1%
Investment Grade Bond Funds	26.1%
Short-Term Funds	0.4%

Expected
Commodity Funds	7.3%
Domestic Equity Funds	41.7%
Developed International Equity Funds	17.9%
Inflation-Protected Bond Funds	5.7%
Investment Grade Bond Funds	26.6%
Short-Term Funds	0.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.6%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund Class F	6,341,467	$ 59,863,452
Domestic Equity Funds - 42.1%
Fidelity Spartan Total Market Index Fund Class F	7,990,291	334,233,890
TOTAL DOMESTIC EQUITY FUNDS (Cost $358,126,194)		394,097,342
International Equity Funds - 17.9%

Developed International Equity Funds - 17.9%
Fidelity Series Global ex U.S. Index Fund (Cost $139,555,893)	13,569,623	142,345,341
Bond Funds - 31.9%

Inflation-Protected Bond Funds - 5.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,744,521	43,398,999

	Shares	Value
Investment Grade Bond Funds - 26.4%
Fidelity Spartan U.S. Bond Index Fund Class F	17,451,994	$ 209,947,485
TOTAL BOND FUNDS (Cost $244,988,286)		253,346,484
Short-Term Funds - 0.6%

Fidelity Institutional Money Market Portfolio Class F (Cost $4,459,451)	4,459,451	4,459,451
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $747,129,824)		794,248,618
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,520)
NET ASSETS - 100%		$ 794,191,098
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $747,129,824) - See accompanying schedule		$ 794,248,618
Cash		2
Receivable for investments sold		6,283,962
Receivable for fund shares sold		1,943,800
Receivable from affiliate for expense reductions		40,161
Total assets		802,516,543

Liabilities
Payable for investments purchased	$ 7,927,334
Payable for fund shares redeemed	300,427
Other affiliated payables	97,684
Total liabilities		8,325,445

Net Assets		$ 794,191,098
Net Assets consist of:
Paid in capital		$ 748,082,466
Undistributed net investment income		2,718,880
Accumulated undistributed net realized gain (loss) on investments		(3,729,042)
Net unrealized appreciation (depreciation) on investments		47,118,794
Net Assets, for 63,493,349 shares outstanding		$ 794,191,098
Net Asset Value, offering price and redemption price per share ($794,191,098 ÷ 63,493,349 shares)		$ 12.51

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,040,359

Expenses
Transfer agent fees	$ 506,650
Independent trustees' compensation	1,121
Total expenses before reductions	507,771
Expense reductions	(192,399)	315,372
Net investment income (loss)		2,724,987
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(1,665,616)
Change in net unrealized appreciation (depreciation) on investment securities		22,140,109
Net gain (loss)		20,474,493
Net increase (decrease) in net assets resulting from operations		$ 23,199,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,724,987	$ 7,381,073
Net realized gain (loss)	(1,665,616)	4,034,483
Change in net unrealized appreciation (depreciation)	22,140,109	9,750,706
Net increase (decrease) in net assets resulting from operations	23,199,480	21,166,262
Distributions to shareholders from net investment income	(776,903)	(6,931,296)
Distributions to shareholders from net realized gain	(155,380)	(5,936,126)
Total distributions	(932,283)	(12,867,422)
Share transactions Proceeds from sales of shares	272,389,192	310,474,750
Reinvestment of distributions	932,283	12,867,422
Cost of shares redeemed	(38,802,487)	(43,841,934)
Net increase (decrease) in net assets resulting from share transactions	234,518,988	279,500,238
Total increase (decrease) in net assets	256,786,185	287,799,078

Net Assets
Beginning of period	537,404,913	249,605,835
End of period (including undistributed net investment income of $2,718,880 and undistributed net investment income of $770,796, respectively)	$ 794,191,098	$ 537,404,913
Other Information Shares
Sold	22,628,300	26,171,883
Issued in reinvestment of distributions	78,674	1,131,081
Redeemed	(3,233,460)	(3,706,339)
Net increase (decrease)	19,473,514	23,596,625

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 12.22	$ 10.88	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.23	.22	.05
Net realized and unrealized gain (loss)	.27	.11	1.30	.94
Total from investment operations	.32	.34	1.52	.99
Distributions from net investment income	(.02)	(.19)	(.15)	(.10)
Distributions from net realized gain	- H	(.16)	(.03)	(.01)
Total distributions	(.02)	(.35)	(.18)	(.11)
Net asset value, end of period	$ 12.51	$ 12.21	$ 12.22	$ 10.88
Total Return B, C	2.61%	3.03%	14.03%	9.93%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09% A	.09%	.05%	.03% A
Expenses net of all reductions	.09% A	.09%	.05%	.03% A
Net investment income (loss)	.81% A	1.97%	1.91%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 794,191	$ 537,405	$ 249,606	$ 18,150
Portfolio turnover rate	10% A	18%	18%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.9	7.9
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	44.0	44.5
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.8	19.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.4	2.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	26.9	26.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.9%
Domestic Equity Funds	44.0%
Developed International Equity Funds	18.8%
Inflation-Protected Bond Funds	2.4%
Investment Grade Bond Funds	26.9%

Six months ago
Commodity Funds	7.9%
Domestic Equity Funds	44.5%
Developed International Equity Funds	19.1%
Inflation-Protected Bond Funds	2.0%
Investment Grade Bond Funds	26.5%

Expected
Commodity Funds	7.7%
Domestic Equity Funds	43.9%
Developed International Equity Funds	18.8%
Inflation-Protected Bond Funds	2.8%
Investment Grade Bond Funds	26.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Commodity Funds - 7.9%
Fidelity Series Commodity Strategy Fund Class F	8,216,031	$ 77,559,334
Domestic Equity Funds - 44.0%
Fidelity Spartan Total Market Index Fund Class F	10,342,590	432,630,541
TOTAL DOMESTIC EQUITY FUNDS (Cost $460,339,594)		510,189,875
International Equity Funds - 18.8%

Developed International Equity Funds - 18.8%
Fidelity Series Global ex U.S. Index Fund (Cost $179,102,707)	17,563,201	184,237,982
Bond Funds - 29.3%

Inflation-Protected Bond Funds - 2.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,065,998	23,944,922

	Shares	Value
Investment Grade Bond Funds - 26.9%
Fidelity Spartan U.S. Bond Index Fund Class F	21,973,398	$ 264,339,983
TOTAL BOND FUNDS (Cost $279,479,947)		288,284,905
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $918,922,248)		982,712,762
NET OTHER ASSETS (LIABILITIES) - 0.0%		(69,817)
NET ASSETS - 100%		$ 982,642,945
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $918,922,248) - See accompanying schedule		$ 982,712,762
Cash		1
Receivable for investments sold		6,915,051
Receivable for fund shares sold		2,470,095
Receivable from affiliate for expense reductions		51,366
Total assets		992,149,275

Liabilities
Payable for investments purchased	$ 9,125,207
Payable for fund shares redeemed	259,938
Other affiliated payables	121,185
Total liabilities		9,506,330

Net Assets		$ 982,642,945
Net Assets consist of:
Paid in capital		$ 920,359,955
Undistributed net investment income		3,308,718
Accumulated undistributed net realized gain (loss) on investments		(4,816,242)
Net unrealized appreciation (depreciation) on investments		63,790,514
Net Assets, for 78,103,973 shares outstanding		$ 982,642,945
Net Asset Value, offering price and redemption price per share ($982,642,945 ÷ 78,103,973 shares)		$ 12.58

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,692,871

Expenses
Transfer agent fees	$ 612,030
Independent trustees' compensation	1,345
Total expenses before reductions	613,375
Expense reductions	(237,646)	375,729
Net investment income (loss)		3,317,142
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(2,171,759)
Change in net unrealized appreciation (depreciation) on investment securities		29,482,877
Net gain (loss)		27,311,118
Net increase (decrease) in net assets resulting from operations		$ 30,628,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,317,142	$ 9,052,412
Net realized gain (loss)	(2,171,759)	4,620,786
Change in net unrealized appreciation (depreciation)	29,482,877	10,465,785
Net increase (decrease) in net assets resulting from operations	30,628,260	24,138,983
Distributions to shareholders from net investment income	(899,851)	(8,621,542)
Distributions to shareholders from net realized gain	(179,970)	(7,031,717)
Total distributions	(1,079,821)	(15,653,259)
Share transactions Proceeds from sales of shares	347,353,111	369,961,293
Reinvestment of distributions	1,079,821	15,653,259
Cost of shares redeemed	(49,258,105)	(57,532,680)
Net increase (decrease) in net assets resulting from share transactions	299,174,827	328,081,872
Total increase (decrease) in net assets	328,723,266	336,567,596

Net Assets
Beginning of period	653,919,679	317,352,083
End of period (including undistributed net investment income of $3,308,718 and undistributed net investment income of $891,427, respectively)	$ 982,642,945	$ 653,919,679
Other Information Shares
Sold	28,858,511	30,992,636
Issued in reinvestment of distributions	89,835	1,371,481
Redeemed	(4,086,879)	(4,831,461)
Net increase (decrease)	24,861,467	27,532,656

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.34	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.24	.22	.04
Net realized and unrealized gain (loss)	.27	.07	1.34	1.04
Total from investment operations	.32	.31	1.56	1.08
Distributions from net investment income	(.02)	(.20)	(.15)	(.11)
Distributions from net realized gain	- H	(.16)	(.03)	(.01)
Total distributions	(.02)	(.37) I	(.18)	(.12)
Net asset value, end of period	$ 12.58	$ 12.28	$ 12.34	$ 10.96
Total Return B, C	2.60%	2.70%	14.27%	10.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.15% A	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09% A	.09%	.05%	.03% A
Expenses net of all reductions	.09% A	.09%	.05%	.03% A
Net investment income (loss)	.81% A	1.99%	1.90%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 982,643	$ 653,920	$ 317,352	$ 27,567
Portfolio turnover rate	10% A	18%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of the underlying funds.

H Amount represents less than $.01 per share.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.163 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.1	9.1
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	50.9	51.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	21.6	22.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	18.4	17.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.1%
Domestic Equity Funds	50.9%
Developed International Equity Funds	21.6%
Investment Grade Bond Funds	18.4%

Six months ago
Commodity Funds	9.1%
Domestic Equity Funds	51.1%
Developed International Equity Funds	22.0%
Investment Grade Bond Funds	17.8%

Expected
Commodity Funds	8.9%
Domestic Equity Funds	50.5%
Developed International Equity Funds	21.7%
Investment Grade Bond Funds	18.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F	5,224,199	$ 49,316,438
Domestic Equity Funds - 50.9%
Fidelity Spartan Total Market Index Fund Class F	6,576,246	275,084,355
TOTAL DOMESTIC EQUITY FUNDS (Cost $296,846,079)		324,400,793
International Equity Funds - 21.6%

Developed International Equity Funds - 21.6%
Fidelity Series Global ex U.S. Index Fund (Cost $115,303,956)	11,167,682	117,148,983
Bond Funds - 18.4%
	Shares	Value
Investment Grade Bond Funds - 18.4%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $96,651,276)	8,277,715	$ 99,580,908
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $508,801,311)		541,130,684
NET OTHER ASSETS (LIABILITIES) - 0.0%		(34,606)
NET ASSETS - 100%		$ 541,096,078
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $508,801,311) - See accompanying schedule		$ 541,130,684
Cash		2
Receivable for investments sold		2,935,168
Receivable for fund shares sold		1,573,893
Receivable from affiliate for expense reductions		31,790
Total assets		545,671,537

Liabilities
Payable for investments purchased	$ 4,419,456
Payable for fund shares redeemed	89,608
Other affiliated payables	66,395
Total liabilities		4,575,459

Net Assets		$ 541,096,078
Net Assets consist of:
Paid in capital		$ 509,668,051
Undistributed net investment income		1,372,631
Accumulated undistributed net realized gain (loss) on investments		(2,273,977)
Net unrealized appreciation (depreciation) on investments		32,329,373
Net Assets, for 42,659,099 shares outstanding		$ 541,096,078
Net Asset Value, offering price and redemption price per share ($541,096,078 ÷ 42,659,099 shares)		$ 12.68

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,616,640

Expenses
Transfer agent fees	$ 336,362
Independent trustees' compensation	740
Total expenses before reductions	337,102
Expense reductions	(147,295)	189,807
Net investment income (loss)		1,426,833
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(1,103,313)
Change in net unrealized appreciation (depreciation) on investment securities		15,647,499
Net gain (loss)		14,544,186
Net increase (decrease) in net assets resulting from operations		$ 15,971,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,426,833	$ 4,626,676
Net realized gain (loss)	(1,103,313)	2,664,517
Change in net unrealized appreciation (depreciation)	15,647,499	5,880,711
Net increase (decrease) in net assets resulting from operations	15,971,019	13,171,904
Distributions to shareholders from net investment income	(367,827)	(4,445,640)
Distributions to shareholders from net realized gain	-	(3,816,141)
Total distributions	(367,827)	(8,261,781)
Share transactions Proceeds from sales of shares	192,669,077	225,620,489
Reinvestment of distributions	367,827	8,261,781
Cost of shares redeemed	(24,925,798)	(31,509,551)
Net increase (decrease) in net assets resulting from share transactions	168,111,106	202,372,719
Total increase (decrease) in net assets	183,714,298	207,282,842

Net Assets
Beginning of period	357,381,780	150,098,938
End of period (including undistributed net investment income of $1,372,631 and undistributed net investment income of $313,625, respectively)	$ 541,096,078	$ 357,381,780
Other Information Shares
Sold	15,859,181	18,766,314
Issued in reinvestment of distributions	30,449	725,332
Redeemed	(2,054,782)	(2,635,839)
Net increase (decrease)	13,834,848	16,855,807

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.54	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.23	.21	.03
Net realized and unrealized gain (loss)	.25	(.01) E	1.48	1.11
Total from investment operations	.29	.22	1.69	1.14
Distributions from net investment income	(.01)	(.19)	(.15)	(.11)
Distributions from net realized gain	-	(.17)	(.03)	(.01)
Total distributions	(.01)	(.36)	(.17) I	(.12)
Net asset value, end of period	$ 12.68	$ 12.40	$ 12.54	$ 11.02
Total Return B, C	2.35%	2.00%	15.46%	11.38%
Ratios to Average Net Assets G, H
Expenses before reductions	.15% A	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.08% A	.08%	.05%	.03% A
Expenses net of all reductions	.08% A	.08%	.05%	.03% A
Net investment income (loss)	.64% A	1.93%	1.83%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 541,096	$ 357,382	$ 150,099	$ 10,728
Portfolio turnover rate	7% A	15%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of the underlying funds.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.028 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.2	9.2
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	51.5	51.5
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	21.9	22.2
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	17.4	17.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	51.5%
Developed International Equity Funds	21.9%
Investment Grade Bond Funds	17.4%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	51.5%
Developed International Equity Funds	22.2%
Investment Grade Bond Funds	17.1%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.4%
Developed International Equity Funds	22.1%
Investment Grade Bond Funds	17.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	6,131,167	$ 57,878,213
Domestic Equity Funds - 51.5%
Fidelity Spartan Total Market Index Fund Class F	7,719,148	322,891,962
TOTAL DOMESTIC EQUITY FUNDS (Cost $345,159,427)		380,770,175
International Equity Funds - 21.9%

Developed International Equity Funds - 21.9%
Fidelity Series Global ex U.S. Index Fund (Cost $133,854,908)	13,108,655	137,509,788
Bond Funds - 17.4%
	Shares	Value
Investment Grade Bond Funds - 17.4%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $105,883,572)	9,068,218	$ 109,090,665
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $584,897,907)		627,370,628
NET OTHER ASSETS (LIABILITIES) - 0.0%		(39,974)
NET ASSETS - 100%		$ 627,330,654
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $584,897,907) - See accompanying schedule		$ 627,370,628
Cash		2
Receivable for investments sold		2,976,593
Receivable for fund shares sold		2,000,592
Receivable from affiliate for expense reductions		37,316
Total assets		632,385,131

Liabilities
Payable for investments purchased	$ 4,457,849
Payable for fund shares redeemed	519,337
Other affiliated payables	77,291
Total liabilities		5,054,477

Net Assets		$ 627,330,654
Net Assets consist of:
Paid in capital		$ 586,175,840
Undistributed net investment income		1,511,570
Accumulated undistributed net realized gain (loss) on investments		(2,829,477)
Net unrealized appreciation (depreciation) on investments		42,472,721
Net Assets, for 49,388,392 shares outstanding		$ 627,330,654
Net Asset Value, offering price and redemption price per share ($627,330,654 ÷ 49,388,392 shares)		$ 12.70

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,769,672

Expenses
Transfer agent fees	$ 381,811
Independent trustees' compensation	836
Total expenses before reductions	382,647
Expense reductions	(167,630)	215,017
Net investment income (loss)		1,554,655
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(1,399,279)
Change in net unrealized appreciation (depreciation) on investment securities		19,994,885
Net gain (loss)		18,595,606
Net increase (decrease) in net assets resulting from operations		$ 20,150,261

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,554,655	$ 5,363,712
Net realized gain (loss)	(1,399,279)	3,223,262
Change in net unrealized appreciation (depreciation)	19,994,885	6,132,596
Net increase (decrease) in net assets resulting from operations	20,150,261	14,719,570
Distributions to shareholders from net investment income	(364,162)	(5,208,574)
Distributions to shareholders from net realized gain	(36,416)	(4,616,980)
Total distributions	(400,578)	(9,825,554)
Share transactions Proceeds from sales of shares	232,189,587	259,900,679
Reinvestment of distributions	400,578	9,825,554
Cost of shares redeemed	(34,308,802)	(39,484,845)
Net increase (decrease) in net assets resulting from share transactions	198,281,363	230,241,388
Total increase (decrease) in net assets	218,031,046	235,135,404
Net Assets
Beginning of period	409,299,608	174,164,204
End of period (including undistributed net investment income of $1,511,570 and undistributed net investment income of $321,077, respectively)	$ 627,330,654	$ 409,299,608
Other Information Shares
Sold	19,216,622	21,553,328
Issued in reinvestment of distributions	33,133	861,522
Redeemed	(2,823,514)	(3,299,673)
Net increase (decrease)	16,426,241	19,115,177

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.58	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.23	.21	.03
Net realized and unrealized gain (loss)	.25	(.02) E	1.50	1.13
Total from investment operations	.29	.21	1.71	1.16
Distributions from net investment income	(.01)	(.20)	(.15)	(.11)
Distributions from net realized gain	- J	(.17)	(.03)	(.01)
Total distributions	(.01)	(.37)	(.17) I	(.12)
Net asset value, end of period	$ 12.70	$ 12.42	$ 12.58	$ 11.04
Total Return B,C	2.35%	1.92%	15.59%	11.58%
Ratios to Average Net Assets G,H
Expenses before reductions	.15% A	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.08% A	.08%	.05%	.03% A
Expenses net of all reductions	.08% A	.08%	.05%	.03% A
Net investment income (loss)	.61% A	1.91%	1.80%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 627,331	$ 409,300	$ 174,164	$ 16,259
Portfolio turnover rate	7% A	16%	13%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of the underlying funds.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.027 per share.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.5	9.4
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	52.8	52.9
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.5	22.7
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	15.2	15.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.5%
Domestic Equity Funds	52.8%
Developed International Equity Funds	22.5%
Investment Grade Bond Funds	15.2%

Six months ago
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	22.7%
Investment Grade Bond Funds	15.0%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.8%
Developed International Equity Funds	22.6%
Investment Grade Bond Funds	15.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund Class F	2,716,528	$ 25,644,026
Domestic Equity Funds - 52.8%
Fidelity Spartan Total Market Index Fund Class F	3,422,651	143,169,506
TOTAL DOMESTIC EQUITY FUNDS (Cost $154,946,039)		168,813,532
International Equity Funds - 22.5%

Developed International Equity Funds - 22.5%
Fidelity Series Global ex U.S. Index Fund (Cost $59,804,349)	5,813,919	60,988,012
Bond Funds - 15.2%
	Shares	Value
Investment Grade Bond Funds - 15.2%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $40,144,173)	3,431,751	$ 41,283,967
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $254,894,561)		271,085,511
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,738)
NET ASSETS - 100%		$ 271,068,773
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $254,894,561) - See accompanying schedule		$ 271,085,511
Cash		2
Receivable for investments sold		960,968
Receivable for fund shares sold		1,186,568
Receivable from affiliate for expense reductions		16,315
Total assets		273,249,364

Liabilities
Payable for investments purchased	$ 2,100,218
Payable for fund shares redeemed	47,316
Other affiliated payables	33,057
Total liabilities		2,180,591

Net Assets		$ 271,068,773
Net Assets consist of:
Paid in capital		$ 255,448,986
Undistributed net investment income		620,506
Accumulated undistributed net realized gain (loss) on investments		(1,191,669)
Net unrealized appreciation (depreciation) on investments		16,190,950
Net Assets, for 21,252,148 shares outstanding		$ 271,068,773
Net Asset Value, offering price and redemption price per share ($271,068,773 ÷ 21,252,148 shares)		$ 12.75

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 731,249

Expenses
Transfer agent fees	$ 166,252
Independent trustees' compensation	365
Total expenses before reductions	166,617
Expense reductions	(74,634)	91,983
Net investment income (loss)		639,266
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(617,228)
Change in net unrealized appreciation (depreciation) on investment securities		7,893,720
Net gain (loss)		7,276,492
Net increase (decrease) in net assets resulting from operations		$ 7,915,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 639,266	$ 2,114,321
Net realized gain (loss)	(617,228)	1,182,797
Change in net unrealized appreciation (depreciation)	7,893,720	3,989,101
Net increase (decrease) in net assets resulting from operations	7,915,758	7,286,219
Distributions to shareholders from net investment income	(131,283)	(2,045,537)
Distributions to shareholders from net realized gain	-	(1,751,052)
Total distributions	(131,283)	(3,796,589)
Share transactions Proceeds from sales of shares	99,815,221	135,671,559
Reinvestment of distributions	131,283	3,796,589
Cost of shares redeemed	(15,543,584)	(17,623,137)
Net increase (decrease) in net assets resulting from share transactions	84,402,920	121,845,011
Total increase (decrease) in net assets	92,187,395	125,334,641

Net Assets
Beginning of period	178,881,378	53,546,737
End of period (including undistributed net investment income of $620,506 and undistributed net investment income of $112,523, respectively)	$ 271,068,773	$ 178,881,378
Other Information Shares
Sold	8,174,252	11,245,414
Issued in reinvestment of distributions	10,814	332,359
Redeemed	(1,276,195)	(1,475,649)
Net increase (decrease)	6,908,871	10,102,124

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.63	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.23	.21	.03
Net realized and unrealized gain (loss)	.25	(.04) E	1.54	1.14
Total from investment operations	.29	.19	1.75	1.17
Distributions from net investment income	(.01)	(.19)	(.14)	(.11)
Distributions from net realized gain	-	(.16)	(.03)	(.01)
Total distributions	(.01)	(.35)	(.17)	(.12)
Net asset value, end of period	$ 12.75	$ 12.47	$ 12.63	$ 11.05
Total Return B,C	2.31%	1.74%	15.91%	11.68%
Ratios to Average Net Assets G,H
Expenses before reductions	.15% A	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.08% A	.09%	.05%	.04% A
Expenses net of all reductions	.08% A	.09%	.05%	.04% A
Net investment income (loss)	.58% A	1.94%	1.83%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,069	$ 178,881	$ 53,547	$ 4,213
Portfolio turnover rate	7% A	15%	11%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.6	9.7
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	53.9	54.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.9	23.4
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	13.6	12.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.6%
Domestic Equity Funds	53.9%
Developed International Equity Funds	22.9%
Investment Grade Bond Funds	13.6%

Six months ago
Commodity Funds	9.7%
Domestic Equity Funds	54.3%
Developed International Equity Funds	23.4%
Investment Grade Bond Funds	12.6%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	53.5%
Developed International Equity Funds	22.9%
Investment Grade Bond Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund Class F	2,133,246	$ 20,137,838
Domestic Equity Funds - 53.9%
Fidelity Spartan Total Market Index Fund Class F	2,688,226	112,448,492
TOTAL DOMESTIC EQUITY FUNDS (Cost $121,352,945)		132,586,330
International Equity Funds - 22.9%

Developed International Equity Funds - 22.9%
Fidelity Series Global ex U.S. Index Fund (Cost $46,798,131)	4,564,032	47,876,695
Bond Funds - 13.6%
	Shares	Value
Investment Grade Bond Funds - 13.6%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $27,648,854)	2,357,642	$ 28,362,439
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $195,799,930)		208,825,464
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,683)
NET ASSETS - 100%		$ 208,812,781
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $195,799,930) - See accompanying schedule		$ 208,825,464
Cash		2
Receivable for investments sold		837,830
Receivable for fund shares sold		865,938
Receivable from affiliate for expense reductions		12,873
Total assets		210,542,107

Liabilities
Payable for investments purchased	$ 1,626,339
Payable for fund shares redeemed	77,431
Other affiliated payables	25,556
Total liabilities		1,729,326

Net Assets		$ 208,812,781
Net Assets consist of:
Paid in capital		$ 196,345,937
Undistributed net investment income		430,135
Accumulated undistributed net realized gain (loss) on investments		(988,825)
Net unrealized appreciation (depreciation) on investments		13,025,534
Net Assets, for 16,306,767 shares outstanding		$ 208,812,781
Net Asset Value, offering price and redemption price per share ($208,812,781 ÷ 16,306,767 shares)		$ 12.81

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 523,525

Expenses
Transfer agent fees	$ 128,228
Independent trustees' compensation	282
Total expenses before reductions	128,510
Expense reductions	(58,444)	70,066
Net investment income (loss)		453,459
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(522,781)
Change in net unrealized appreciation (depreciation) on investment securities		6,435,241
Net gain (loss)		5,912,460
Net increase (decrease) in net assets resulting from operations		$ 6,365,919

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 453,459	$ 1,572,594
Net realized gain (loss)	(522,781)	890,227
Change in net unrealized appreciation (depreciation)	6,435,241	3,172,660
Net increase (decrease) in net assets resulting from operations	6,365,919	5,635,481
Distributions to shareholders from net investment income	(87,321)	(1,517,162)
Distributions to shareholders from net realized gain	-	(1,363,980)
Total distributions	(87,321)	(2,881,142)
Share transactions Proceeds from sales of shares	75,686,888	114,576,873
Reinvestment of distributions	87,321	2,881,142
Cost of shares redeemed	(13,895,015)	(16,315,643)
Net increase (decrease) in net assets resulting from share transactions	61,879,194	101,142,372
Total increase (decrease) in net assets	68,157,792	103,896,711

Net Assets
Beginning of period	140,654,989	36,758,278
End of period (including undistributed net investment income of $430,135 and undistributed net investment income of $63,997, respectively)	$ 208,812,781	$ 140,654,989
Other Information Shares
Sold	6,209,038	9,444,552
Issued in reinvestment of distributions	7,259	251,918
Redeemed	(1,136,076)	(1,357,568)
Net increase (decrease)	5,080,221	8,338,902

Financial Highlights

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 12.73	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.23	.20	.04
Net realized and unrealized gain (loss)	.26	(.09) E	1.59	1.18
Total from investment operations	.29	.14	1.79	1.22
Distributions from net investment income	(.01)	(.18)	(.14)	(.11)
Distributions from net realized gain	-	(.16)	(.02)	(.01)
Total distributions	(.01)	(.34)	(.16)	(.12)
Net asset value, end of period	$ 12.81	$ 12.53	$ 12.73	$ 11.10
Total Return B,C	2.29%	1.39%	16.19%	12.18%
Ratios to Average Net Assets G,H
Expenses before reductions	.15% A	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.08% A	.08%	.05%	.04% A
Expenses net of all reductions	.08% A	.08%	.05%	.04% A
Net investment income (loss)	.53% A	1.89%	1.72%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,813	$ 140,655	$ 36,758	$ 1,638
Portfolio turnover rate	7% A	15%	11%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2055 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	10.0	9.9
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	55.8	55.9
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	23.8	24.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	10.4	10.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Current
Commodity Funds	10.0%
Domestic Equity Funds	55.8%
Developed International Equity Funds	23.8%
Investment Grade Bond Funds	10.4%

Six months ago
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	24.0%
Investment Grade Bond Funds	10.2%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.8%
Developed International Equity Funds	23.9%
Investment Grade Bond Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Freedom Index 2055 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 10.0%
Fidelity Series Commodity Strategy Fund Class F	137,062	$ 1,293,864
Domestic Equity Funds - 55.8%
Fidelity Spartan Total Market Index Fund Class F	172,741	7,225,739
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,061,443)		8,519,603
International Equity Funds - 23.8%

Developed International Equity Funds - 23.8%
Fidelity Series Global ex U.S. Index Fund (Cost $3,088,384)	293,323	3,076,957
Bond Funds - 10.4%
	Shares	Value
Investment Grade Bond Funds - 10.4%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $1,315,922)	111,722	$ 1,344,016
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,465,749)		12,940,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		(741)
NET ASSETS - 100%		$ 12,939,835
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $12,465,749) - See accompanying schedule		$ 12,940,576
Receivable for investments sold		11,914
Receivable for fund shares sold		186,753
Receivable from affiliate for expense reductions		794
Total assets		13,140,037

Liabilities
Payable for investments purchased	$ 193,292
Payable for fund shares redeemed	5,377
Other affiliated payables	1,533
Total liabilities		200,202

Net Assets		$ 12,939,835
Net Assets consist of:
Paid in capital		$ 12,509,597
Undistributed net investment income		21,627
Accumulated undistributed net realized gain (loss) on investments		(66,216)
Net unrealized appreciation (depreciation) on investments		474,827
Net Assets, for 1,284,048 shares outstanding		$ 12,939,835
Net Asset Value, offering price and redemption price per share ($12,939,835 ÷ 1,284,048 shares)		$ 10.08

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 26,579

Expenses
Transfer agent fees	$ 7,360
Independent trustees' compensation	16
Total expenses before reductions	7,376
Expense reductions	(3,487)	3,889
Net investment income (loss)		22,690
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(51,342)
Change in net unrealized appreciation (depreciation) on investment securities		391,214
Net gain (loss)		339,872
Net increase (decrease) in net assets resulting from operations		$ 362,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,690	$ 82,665
Net realized gain (loss)	(51,342)	69,493
Change in net unrealized appreciation (depreciation)	391,214	83,613
Net increase (decrease) in net assets resulting from operations	362,562	235,771
Distributions to shareholders from net investment income	(3,712)	(79,792)
Distributions to shareholders from net realized gain	-	(84,591)
Total distributions	(3,712)	(164,383)
Share transactions Proceeds from sales of shares	7,138,203	7,938,066
Reinvestment of distributions	3,712	164,383
Cost of shares redeemed	(2,492,353)	(242,414)
Net increase (decrease) in net assets resulting from share transactions	4,649,562	7,860,035
Total increase (decrease) in net assets	5,008,412	7,931,423

Net Assets
Beginning of period	7,931,423	-
End of period (including undistributed net investment income of $21,627 and undistributed net investment income of $2,649, respectively)	$ 12,939,835	$ 7,931,423
Other Information Shares
Sold	740,479	811,446
Issued in reinvestment of distributions	392	18,326
Redeemed	(261,165)	(25,430)
Net increase (decrease)	479,706	804,342

Financial Highlights

	Six months ended September 30, 2012	Period ended March 31,
	(Unaudited)	2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.14
Net realized and unrealized gain (loss)	.20	(.01) E
Total from investment operations	.22	.13
Distributions from net investment income	- I	(.13)
Distributions from net realized gain	-	(.14)
Total distributions	- I	(.27)
Net asset value, end of period	$ 10.08	$ 9.86
Total Return B, C	2.27%	1.61%
Ratios to Average Net Assets G, H
Expenses before reductions	.15% A	.15% A
Expenses net of fee waivers, if any	.08% A	.07% A
Expenses net of all reductions	.08% A	.07% A
Net investment income (loss)	.46% A	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,940	$ 7,931
Portfolio turnover rate	30% A	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of the underlying funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2012 (Unaudited)

1. Organization.

Fidelity Freedom® Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$ 114,216,691	$ 3,820,787	$ (349,068)	$ 3,471,719
Fidelity Freedom Index 2000 Fund	53,564,817	2,113,352	(230,541)	1,882,811
Fidelity Freedom Index 2005 Fund	51,349,195	2,518,585	(592,957)	1,925,628
Fidelity Freedom Index 2010 Fund	317,161,315	21,494,440	(3,142,283)	18,352,157
Fidelity Freedom Index 2015 Fund	558,877,297	35,319,141	(5,373,130)	29,946,011
Fidelity Freedom Index 2020 Fund	1,129,434,761	78,422,425	(11,098,686)	67,323,739
Fidelity Freedom Index 2025 Fund	750,544,545	52,938,986	(9,234,913)	43,704,073
Fidelity Freedom Index 2030 Fund	923,609,702	70,008,609	(10,905,549)	59,103,060
Fidelity Freedom Index 2035 Fund	511,022,264	37,678,876	(7,570,456)	30,108,420
Fidelity Freedom Index 2040 Fund	587,727,112	47,799,484	(8,155,968)	39,643,516
Fidelity Freedom Index 2045 Fund	256,097,112	18,742,051	(3,753,652)	14,988,399
Fidelity Freedom Index 2050 Fund	196,794,428	14,950,400	(2,919,364)	12,031,036
Fidelity Freedom Index 2055 Fund	12,533,352	665,500	(258,276)	407,224

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	56,869,233	8,355,483
Fidelity Freedom Index 2000 Fund	19,718,828	4,938,885
Fidelity Freedom Index 2005 Fund	14,475,640	6,136,164
Fidelity Freedom Index 2010 Fund	121,758,340	32,373,104
Fidelity Freedom Index 2015 Fund	202,615,094	40,189,679
Fidelity Freedom Index 2020 Fund	417,678,873	63,750,786
Fidelity Freedom Index 2025 Fund	271,372,990	35,042,311
Fidelity Freedom Index 2030 Fund	342,681,458	41,243,991
Fidelity Freedom Index 2035 Fund	185,926,053	16,743,854
Fidelity Freedom Index 2040 Fund	218,287,251	18,837,064
Fidelity Freedom Index 2045 Fund	92,527,127	7,610,334
Fidelity Freedom Index 2050 Fund	67,913,176	5,663,378
Fidelity Freedom Index 2055 Fund	6,180,128	1,511,289

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .15% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Expense Reductions.

FMR contractually agreed to reimburse each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2015. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from affiliate
Fidelity Freedom Index Income Fund	.19%	$ 25,622
Fidelity Freedom Index 2000 Fund	.19%	13,263
Fidelity Freedom Index 2005 Fund	.19%	14,609
Fidelity Freedom Index 2010 Fund	.19%	77,185
Fidelity Freedom Index 2015 Fund	.19%	136,081
Fidelity Freedom Index 2020 Fund	.19%	270,491
Fidelity Freedom Index 2025 Fund	.19%	192,399
Fidelity Freedom Index 2030 Fund	.19%	237,646
Fidelity Freedom Index 2035 Fund	.19%	147,295
Fidelity Freedom Index 2040 Fund	.19%	167,630
Fidelity Freedom Index 2045 Fund	.19%	74,634
Fidelity Freedom Index 2050 Fund	.19%	58,444
Fidelity Freedom Index 2055 Fund	.19%	3,487

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Index Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020	Fidelity Freedom Index 2025	Fidelity Freedom Index 2030	Fidelity Freedom Index 2035	Fidelity Freedom Index 2040
Fidelity Series Global ex U.S. Index Fund	18%	14%	18%	12%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	100%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 36% of the outstanding shares of Fidelity Freedom Index 2055 Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Investment Performance (for each fund except Freedom Index 2055 Fund). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index. The Board noted that FMR believes that no meaningful peer group exists for the funds, given that competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and/or glide path construction. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one-year period ended December 31, 2011, the fund's total return and the total return of a proprietary custom index ("benchmark"). For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than Freedom Index Income Fund).

Freedom Index 2000 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom Index 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Freedom Index 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom Index 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom Index 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Freedom Index 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom Index 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2045 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Freedom Index 2050 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Semiannual Report

Freedom Index Income Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the period shown, primarily because the fund and the underlying funds in which it invests bear fees, expenses, and brokerage commissions while the benchmark does not. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Investment Performance (for Freedom Index 2055 Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2000 Fund

Freedom Index 2005 Fund

Semiannual Report

Freedom Index 2010 Fund

Freedom Index 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2020 Fund

Freedom Index 2025 Fund

Semiannual Report

Freedom Index 2030 Fund

Freedom Index 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index 2040 Fund

Freedom Index 2045 Fund

Semiannual Report

Freedom Index 2050 Fund

Freedom Index 2055 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom Index Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered that the funds pay transfer agent fees. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011.

The Board further considered that FMR contractually agreed to reimburse each fund to the extent that total expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests), as a percentage of average net assets, exceed 0.19% through May 31, 2015.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Semiannual Report

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

The Bank of New York Mellon

New York, NY
2055

(Fidelity Investment logo)(registered trademark)

FRX-W-USAN-1112
1.899266.102

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 - Institutional Class

Semiannual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,022.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.10	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.80	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,018.90	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,023.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,023.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.20	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.10	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,027.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,025.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,023.60	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.90	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,028.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,027.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,026.80	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,023.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,028.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,027.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,026.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,024.40	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.60	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,029.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,027.80	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,027.10	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,024.50	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,029.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,027.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,026.80	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,024.20	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.40	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,028.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,024.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,024.40	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,021.40	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,021.50	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,026.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,024.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,023.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.90	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,027.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,025.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,023.60	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,021.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,021.20	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,023.70	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.90	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.90	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,024.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.80	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.70	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.1	1.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.5	1.3
Fidelity Advisor Growth & Income Fund Institutional Class	1.9	1.9
Fidelity Advisor Large Cap Fund Institutional Class	1.7	1.8
Fidelity Advisor Small Cap Fund Institutional Class	0.6	0.6
Fidelity Series 100 Index Fund	1.3	1.6
Fidelity Series All-Sector Equity Fund	2.7	2.6
Fidelity Series Large Cap Value Fund	2.5	2.5
Fidelity Series Real Estate Equity Fund	0.2	0.1
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	13.0	13.0
Developed International Equity Funds
Fidelity Series International Growth Fund	2.0	1.9
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	1.9	1.9
	4.3	4.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	1.0
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.6	0.5
	6.9	6.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.9	12.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.3	21.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	17.8	17.8
Fidelity Institutional Money Market Portfolio Institutional Class	21.5	21.8
	39.3	39.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.1%
Domestic Equity Funds	13.0%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.9%
Investment Grade Bond Funds	21.3%
Short-Term Funds	39.3%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	13.0%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.4%
Short-Term Funds	39.6%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund	701,303	$ 6,599,258
Domestic Equity Funds - 13.0%
Fidelity Advisor Equity Growth Fund Institutional Class	72,875	4,922,710
Fidelity Advisor Growth & Income Fund Institutional Class	290,398	5,912,512
Fidelity Advisor Large Cap Fund Institutional Class	250,483	5,475,568
Fidelity Advisor Small Cap Fund Institutional Class	82,643	1,959,457
Fidelity Series 100 Index Fund	381,686	3,973,348
Fidelity Series All-Sector Equity Fund	649,559	8,496,232
Fidelity Series Large Cap Value Fund	702,956	8,041,815
Fidelity Series Real Estate Equity Fund	49,491	598,846
Fidelity Series Small Cap Opportunities Fund	181,654	2,032,714
TOTAL DOMESTIC EQUITY FUNDS		41,413,202
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,949,028)		48,012,460
International Equity Funds - 5.5%

Developed International Equity Funds - 4.3%
Fidelity Series International Growth Fund	540,225	6,250,399
Fidelity Series International Small Cap Fund	104,107	1,275,307
Fidelity Series International Value Fund	689,780	6,242,506
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		13,768,212
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	242,521	3,936,109
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,715,112)		17,704,321
Bond Funds - 40.1%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund	141,572	$ 1,544,554
Fidelity Series Floating Rate High Income Fund	320,911	3,430,542
Fidelity Series High Income Fund	1,481,541	15,141,351
Fidelity Series Real Estate Income Fund	162,415	1,819,048
TOTAL HIGH YIELD BOND FUNDS		21,935,495
Inflation-Protected Bond Funds - 11.9%
Fidelity Series Inflation-Protected Bond Index Fund	3,264,881	37,839,971
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund	5,642,712	68,051,106
TOTAL BOND FUNDS (Cost $117,387,533)		127,826,572
Short-Term Funds - 39.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,055,958	56,683,764
Fidelity Institutional Money Market Portfolio Institutional Class	68,366,284	68,366,284
TOTAL SHORT-TERM FUNDS (Cost $124,221,051)		125,050,048
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $297,272,724)		318,593,401
NET OTHER ASSETS (LIABILITIES) - 0.0%		(77,753)
NET ASSETS - 100%		$ 318,515,648
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $297,272,724) - See accompanying schedule		$ 318,593,401
Receivable for investments sold		28,436
Receivable for fund shares sold		903,181
Receivable from affiliate for expense reductions		182
Total assets		319,525,200

Liabilities
Payable for investments purchased	$ 545,041
Payable for fund shares redeemed	388,728
Distribution and service plan fees payable	75,783
Total liabilities		1,009,552

Net Assets		$ 318,515,648
Net Assets consist of:
Paid in capital		$ 297,701,703
Undistributed net investment income		247,722
Accumulated undistributed net realized gain (loss) on investments		(754,454)
Net unrealized appreciation (depreciation) on investments		21,320,677
Net Assets		$ 318,515,648

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($175,293,001 ÷ 15,720,074 shares)		$ 11.15

Maximum offering price per share (100/94.25 of $11.15)		$ 11.83
Class T: Net Asset Value and redemption price per share ($54,610,822 ÷ 4,902,329 shares)		$ 11.14

Maximum offering price per share (100/96.50 of $11.14)		$ 11.54
Class B: Net Asset Value and offering price per share ($2,652,027 ÷ 238,155 shares)A		$ 11.14

Class C: Net Asset Value and offering price per share ($17,492,456 ÷ 1,571,765 shares)A		$ 11.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($68,467,342 ÷ 6,126,885 shares)		$ 11.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,756,969

Expenses
Distribution and service plan fees	$ 445,508
Independent trustees' compensation	542
Total expenses before reductions	446,050
Expense reductions	(542)	445,508
Net investment income (loss)		1,311,461
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(111,084)
Capital gain distributions from underlying funds	98,346
Total net realized gain (loss)		(12,738)
Change in net unrealized appreciation (depreciation) on underlying funds		5,700,936
Net gain (loss)		5,688,198
Net increase (decrease) in net assets resulting from operations		$ 6,999,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,311,461	$ 3,691,556
Net realized gain (loss)	(12,738)	4,714,552
Change in net unrealized appreciation (depreciation)	5,700,936	871,075
Net increase (decrease) in net assets resulting from operations	6,999,659	9,277,183
Distributions to shareholders from net investment income	(1,283,245)	(3,668,106)
Distributions to shareholders from net realized gain	(758,089)	(2,101,589)
Total distributions	(2,041,334)	(5,769,695)
Share transactions - net increase (decrease)	10,344,823	31,446,678
Total increase (decrease) in net assets	15,303,148	34,954,166

Net Assets
Beginning of period	303,212,500	268,258,334
End of period (including undistributed net investment income of $247,722 and undistributed net investment income of $219,506, respectively)	$ 318,515,648	$ 303,212,500

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.85	$ 10.35	$ 8.74	$ 10.46	$ 10.74
Income from Investment Operations
Net investment income (loss) E	.05	.15	.16	.22	.29	.40
Net realized and unrealized gain (loss)	.20	.21	.57	1.66	(1.60)	(.21)
Total from investment operations	.25	.36	.73	1.88	(1.31)	.19
Distributions from net investment income	(.05)	(.15)	(.16)	(.22)	(.30)	(.40)
Distributions from net realized gain	(.03)	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.08)	(.23)	(.23)	(.27) I	(.41)	(.47) H
Net asset value, end of period	$ 11.15	$ 10.98	$ 10.85	$ 10.35	$ 8.74	$ 10.46
Total Return B,C,D	2.25%	3.34%	7.11%	21.74%	(12.78)%	1.73%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.89% A	1.37%	1.48%	2.19%	3.03%	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,293	$ 166,658	$ 157,695	$ 142,691	$ 93,865	$ 87,469
Portfolio turnover rate	9% A	24%	35%	31%	44%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share. ITotal distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.34	$ 8.73	$ 10.45	$ 10.73
Income from Investment Operations
Net investment income (loss) E	.03	.12	.13	.19	.27	.38
Net realized and unrealized gain (loss)	.21	.20	.57	1.67	(1.61)	(.22)
Total from investment operations	.24	.32	.70	1.86	(1.34)	.16
Distributions from net investment income	(.03)	(.12)	(.13)	(.19)	(.27)	(.38)
Distributions from net realized gain	(.03)	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.06)	(.20)	(.20)	(.25) I	(.38)	(.44) H
Net asset value, end of period	$ 11.14	$ 10.96	$ 10.84	$ 10.34	$ 8.73	$ 10.45
Total Return B,C,D	2.21%	3.01%	6.85%	21.47%	(13.03)%	1.48%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.64% A	1.12%	1.23%	1.94%	2.78%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,611	$ 56,246	$ 57,404	$ 52,047	$ 42,675	$ 44,882
Portfolio turnover rate	9% A	24%	35%	31%	44%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.44 per share is comprised of distributions from net investment income of $.377and distributions from net realized gain of $.066 per share. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.44	$ 10.72
Income from Investment Operations
Net investment income (loss) E	.01	.07	.08	.14	.22	.32
Net realized and unrealized gain (loss)	.21	.19	.58	1.67	(1.60)	(.21)
Total from investment operations	.22	.26	.66	1.81	(1.38)	.11
Distributions from net investment income	(.01)	(.07)	(.08)	(.14)	(.23)	(.32)
Distributions from net realized gain	(.03)	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.04)	(.14) J	(.15)	(.20) I	(.34)	(.39) H
Net asset value, end of period	$ 11.14	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.44
Total Return B,C,D	1.98%	2.47%	6.39%	20.86%	(13.48)%	.97%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.14% A	.62%	.73%	1.44%	2.28%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,652	$ 2,889	$ 3,938	$ 5,319	$ 4,282	$ 5,539
Portfolio turnover rate	9% A	24%	35%	31%	44%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share. ITotal distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share. JTotal distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.43	$ 10.71
Income from Investment Operations
Net investment income (loss) E	.01	.07	.08	.14	.22	.32
Net realized and unrealized gain (loss)	.20	.20	.58	1.67	(1.60)	(.21)
Total from investment operations	.21	.27	.66	1.81	(1.38)	.11
Distributions from net investment income	(.01)	(.07)	(.08)	(.14)	(.22)	(.32)
Distributions from net realized gain	(.03)	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.04)	(.15)	(.15)	(.20) I	(.33)	(.39) H
Net asset value, end of period	$ 11.13	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.43
Total Return B,C,D	1.89%	2.50%	6.42%	20.83%	(13.41)%	.97%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.14% A	.62%	.73%	1.44%	2.28%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,492	$ 17,170	$ 16,581	$ 14,697	$ 11,362	$ 14,718
Portfolio turnover rate	9% A	24%	35%	31%	44%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share. ITotal distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.87	$ 10.37	$ 8.75	$ 10.48	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.06	.18	.18	.24	.31	.43
Net realized and unrealized gain (loss)	.20	.20	.57	1.68	(1.61)	(.21)
Total from investment operations	.26	.38	.75	1.92	(1.30)	.22
Distributions from net investment income	(.06)	(.17)	(.19)	(.24)	(.32)	(.43)
Distributions from net realized gain	(.03)	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.09)	(.25)	(.25) J	(.30) I	(.43)	(.50) H
Net asset value, end of period	$ 11.17	$ 11.00	$ 10.87	$ 10.37	$ 8.75	$ 10.48
Total Return B,C	2.36%	3.58%	7.36%	22.16%	(12.63)%	2.00%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.14% A	1.62%	1.73%	2.44%	3.28%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,467	$ 60,248	$ 32,640	$ 18,137	$ 8,461	$ 9,119
Portfolio turnover rate	9% A	24%	35%	31%	44%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FAmount represents less than .01%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share. ITotal distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.1	4.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.7	2.4
Fidelity Advisor Growth & Income Fund Institutional Class	3.2	3.5
Fidelity Advisor Large Cap Fund Institutional Class	3.0	3.4
Fidelity Advisor Small Cap Fund Institutional Class	1.1	1.2
Fidelity Series 100 Index Fund	2.2	3.0
Fidelity Series All-Sector Equity Fund	4.7	4.8
Fidelity Series Large Cap Value Fund	4.4	4.6
Fidelity Series Real Estate Equity Fund	0.3	0.2
Fidelity Series Small Cap Opportunities Fund	1.2	1.1
	22.8	24.2
Developed International Equity Funds
Fidelity Series International Growth Fund	3.4	3.6
Fidelity Series International Small Cap Fund	0.7	0.7
Fidelity Series International Value Fund	3.4	3.6
	7.5	7.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.2	2.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.0	0.9
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.8	6.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.6	9.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	18.4	18.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	12.8	11.9
Fidelity Institutional Money Market Portfolio Institutional Class	15.8	14.6
	28.6	26.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.1%
Domestic Equity Funds	22.8%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	9.6%
Investment Grade Bond Funds	18.4%
Short-Term Funds	28.6%

Six months ago
Commodity Funds	4.1%
Domestic Equity Funds	24.2%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.6%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.6%
Short-Term Funds	26.5%

Expected
Commodity Funds	3.8%
Domestic Equity Funds	21.5%
Developed International Equity Funds	7.1%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	19.6%
Short-Term Funds	31.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.9%
	Shares	Value
Commodity Funds - 4.1%
Fidelity Series Commodity Strategy Fund	1,263,713	$ 11,891,537
Domestic Equity Funds - 22.8%
Fidelity Advisor Equity Growth Fund Institutional Class	117,093	7,909,655
Fidelity Advisor Growth & Income Fund Institutional Class	457,993	9,324,728
Fidelity Advisor Large Cap Fund Institutional Class	388,173	8,485,460
Fidelity Advisor Small Cap Fund Institutional Class	135,492	3,212,524
Fidelity Series 100 Index Fund	604,591	6,293,794
Fidelity Series All-Sector Equity Fund	1,023,354	13,385,464
Fidelity Series Large Cap Value Fund	1,110,231	12,701,045
Fidelity Series Real Estate Equity Fund	81,062	980,850
Fidelity Series Small Cap Opportunities Fund	297,855	3,332,996
TOTAL DOMESTIC EQUITY FUNDS		65,626,516
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,474,278)		77,518,053
International Equity Funds - 9.7%

Developed International Equity Funds - 7.5%
Fidelity Series International Growth Fund	846,660	9,795,855
Fidelity Series International Small Cap Fund	169,623	2,077,885
Fidelity Series International Value Fund	1,072,796	9,708,803
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		21,582,543
Emerging Markets Equity Funds - 2.2%
Fidelity Series Emerging Markets Fund	396,169	6,429,820
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,294,292)		28,012,363
Bond Funds - 34.8%
	Shares	Value
High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund	147,439	$ 1,608,560
Fidelity Series Floating Rate High Income Fund	258,492	2,763,280
Fidelity Series High Income Fund	1,325,873	13,550,419
Fidelity Series Real Estate Income Fund	130,589	1,462,597
TOTAL HIGH YIELD BOND FUNDS		19,384,856
Inflation-Protected Bond Funds - 9.6%
Fidelity Series Inflation-Protected Bond Index Fund	2,387,072	27,666,170
Investment Grade Bond Funds - 18.4%
Fidelity Series Investment Grade Bond Fund	4,391,577	52,962,423
TOTAL BOND FUNDS (Cost $92,052,947)		100,013,449
Short-Term Funds - 28.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,940,163	36,879,921
Fidelity Institutional Money Market Portfolio Institutional Class	45,262,702	45,262,702
TOTAL SHORT-TERM FUNDS (Cost $81,500,943)		82,142,623
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $264,322,460)		287,686,488
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59,813)
NET ASSETS - 100%		$ 287,626,675
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $264,322,460) - See accompanying schedule		$ 287,686,488
Cash		9
Receivable for investments sold		3,253,549
Receivable for fund shares sold		920,968
Receivable from affiliate for expense reductions		161
Total assets		291,861,175

Liabilities
Payable for investments purchased	$ 3,947,157
Payable for fund shares redeemed	230,052
Distribution and service plan fees payable	57,291
Total liabilities		4,234,500

Net Assets		$ 287,626,675
Net Assets consist of:
Paid in capital		$ 272,238,115
Undistributed net investment income		971,507
Accumulated undistributed net realized gain (loss) on investments		(8,946,975)
Net unrealized appreciation (depreciation) on investments		23,364,028
Net Assets		$ 287,626,675

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($196,183,585 ÷ 16,777,562 shares)		$ 11.69

Maximum offering price per share (100/94.25 of $11.69)		$ 12.40
Class T: Net Asset Value and redemption price per share ($22,479,118 ÷ 1,923,080 shares)		$ 11.69

Maximum offering price per share (100/96.50 of $11.69)		$ 12.11
Class B: Net Asset Value and offering price per share ($1,474,945 ÷ 126,147 shares)A		$ 11.69

Class C: Net Asset Value and offering price per share ($7,261,744 ÷ 623,433 shares)A		$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,227,283 ÷ 5,117,600 shares)		$ 11.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,364,579

Expenses
Distribution and service plan fees	$ 336,977
Independent trustees' compensation	481
Total expenses before reductions	337,458
Expense reductions	(481)	336,977
Net investment income (loss)		1,027,602
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,086,752
Capital gain distributions from underlying funds	149,729
Total net realized gain (loss)		1,236,481
Change in net unrealized appreciation (depreciation) on underlying funds		4,331,511
Net gain (loss)		5,567,992
Net increase (decrease) in net assets resulting from operations		$ 6,595,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,027,602	$ 3,460,669
Net realized gain (loss)	1,236,481	5,192,572
Change in net unrealized appreciation (depreciation)	4,331,511	(1,891,328)
Net increase (decrease) in net assets resulting from operations	6,595,594	6,761,913
Distributions to shareholders from net investment income	(546,753)	(3,346,222)
Distributions to shareholders from net realized gain	-	(2,914,928)
Total distributions	(546,753)	(6,261,150)
Share transactions - net increase (decrease)	8,725,956	27,220,944
Total increase (decrease) in net assets	14,774,797	27,721,707

Net Assets
Beginning of period	272,851,878	245,130,171
End of period (including undistributed net investment income of $971,507 and undistributed net investment income of $490,658, respectively)	$ 287,626,675	$ 272,851,878

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
September 30,	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.40	$ 11.83
Income from Investment Operations
Net investment income (loss) E	.04	.15	.15	.20	.27	.33
Net realized and unrealized gain (loss)	.22	.13	.97	2.53	(3.06)	(.34)
Total from investment operations	.26	.28	1.12	2.73	(2.79)	(.01)
Distributions from net investment income	(.02)	(.15)	(.15)	(.19)	(.28)	(.26)
Distributions from net realized gain	-	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.02)	(.28)	(.24)	(.26)	(.51)	(.42)
Net asset value, end of period	$ 11.69	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.40
Total Return B,C,D	2.30%	2.53%	10.72%	33.91%	(25.09)%	(.23)%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.75% A	1.37%	1.37%	2.01%	2.75%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,184	$ 193,977	$ 177,385	$ 155,482	$ 88,593	$ 98,483
Portfolio turnover rate	16% A	28%	41%	35%	54%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.39	$ 11.81
Income from Investment Operations
Net investment income (loss) E	.03	.13	.12	.17	.25	.30
Net realized and unrealized gain (loss)	.23	.12	.97	2.54	(3.06)	(.33)
Total from investment operations	.26	.25	1.09	2.71	(2.81)	(.03)
Distributions from net investment income	(.02)	(.12)	(.12)	(.17)	(.25)	(.23)
Distributions from net realized gain	-	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.02)	(.25)	(.21)	(.24)	(.48)	(.39)
Net asset value, end of period	$ 11.69	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.39
Total Return B,C,D	2.23%	2.25%	10.42%	33.61%	(25.27)%	(.44)%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.50% A	1.12%	1.12%	1.76%	2.50%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,479	$ 22,316	$ 21,658	$ 23,113	$ 14,437	$ 20,837
Portfolio turnover rate	16% A	28%	41%	35%	54%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.45	$ 10.56	$ 8.09	$ 11.37	$ 11.78
Income from Investment Operations
Net investment income (loss) E	- J	.07	.07	.12	.20	.24
Net realized and unrealized gain (loss)	.22	.12	.97	2.53	(3.06)	(.33)
Total from investment operations	.22	.19	1.04	2.65	(2.86)	(.09)
Distributions from net investment income	-	(.05)	(.07)	(.11)	(.19)	(.16)
Distributions from net realized gain	-	(.12)	(.09)	(.07)	(.23)	(.16)
Total distributions	-	(.17)	(.15) I	(.18)	(.42)	(.32)
Net asset value, end of period	$ 11.69	$ 11.47	$ 11.45	$ 10.56	$ 8.09	$ 11.37
Total Return B,C,D	1.92%	1.73%	9.94%	32.90%	(25.69)%	(.89)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	-% A,G	.62%	.62%	1.26%	2.00%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,475	$ 1,571	$ 2,338	$ 2,986	$ 2,692	$ 4,348
Portfolio turnover rate	16% A	28%	41%	35%	54%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.42	$ 10.54	$ 8.08	$ 11.34	$ 11.76
Income from Investment Operations
Net investment income (loss) E	- J	.07	.07	.12	.20	.24
Net realized and unrealized gain (loss)	.23	.11	.97	2.53	(3.04)	(.33)
Total from investment operations	.23	.18	1.04	2.65	(2.84)	(.09)
Distributions from net investment income	-	(.07)	(.07)	(.12)	(.19)	(.17)
Distributions from net realized gain	-	(.12)	(.09)	(.07)	(.23)	(.16)
Total distributions	-	(.18) I	(.16)	(.19)	(.42)	(.33)
Net asset value, end of period	$ 11.65	$ 11.42	$ 11.42	$ 10.54	$ 8.08	$ 11.34
Total Return B,C,D	2.01%	1.66%	9.91%	32.90%	(25.61)%	(.91)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	-% A,G	.62%	.62%	1.26%	2.00%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,262	$ 8,053	$ 8,679	$ 9,377	$ 6,761	$ 11,052
Portfolio turnover rate	16% A	28%	41%	35%	54%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share. JAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.52	$ 10.63	$ 8.14	$ 11.46	$ 11.87
Income from Investment Operations
Net investment income (loss) D	.06	.18	.18	.22	.29	.35
Net realized and unrealized gain (loss)	.23	.11	.98	2.55	(3.07)	(.32)
Total from investment operations	.29	.29	1.16	2.77	(2.78)	.03
Distributions from net investment income	(.03)	(.18)	(.18)	(.21)	(.31)	(.28)
Distributions from net realized gain	-	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.03)	(.30) H	(.27)	(.28)	(.54)	(.44)
Net asset value, end of period	$ 11.77	$ 11.51	$ 11.52	$ 10.63	$ 8.14	$ 11.46
Total Return B,C	2.53%	2.67%	11.02%	34.28%	(24.93)%	.12%
Ratios to Average Net Assets E,F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.00% A	1.62%	1.62%	2.26%	3.00%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,227	$ 46,935	$ 35,069	$ 18,775	$ 9,313	$ 9,645
Portfolio turnover rate	16% A	28%	41%	35%	54%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. GAmount represents less than $.01 per share.

HTotal distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.4	5.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.6	3.1
Fidelity Advisor Growth & Income Fund Institutional Class	4.4	4.5
Fidelity Advisor Large Cap Fund Institutional Class	4.1	4.4
Fidelity Advisor Small Cap Fund Institutional Class	1.5	1.5
Fidelity Series 100 Index Fund	2.9	3.8
Fidelity Series All-Sector Equity Fund	6.3	6.1
Fidelity Series Large Cap Value Fund	6.0	5.9
Fidelity Series Real Estate Equity Fund	0.4	0.2
Fidelity Series Small Cap Opportunities Fund	1.5	1.5
	30.7	31.0
Developed International Equity Funds
Fidelity Series International Growth Fund	4.6	4.6
Fidelity Series International Small Cap Fund	0.9	0.9
Fidelity Series International Value Fund	4.6	4.5
	10.1	10.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.2	1.1
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.6	0.6
	7.1	6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.4	10.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.0	22.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.2	5.1
Fidelity Institutional Money Market Portfolio Institutional Class	6.2	6.2
	11.4	11.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.4%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.4%
Investment Grade Bond Funds	22.0%
Short-Term Funds	11.4%

Six months ago
Commodity Funds	5.2%
Domestic Equity Funds	31.0%
Developed International Equity Funds	10.0%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	22.1%
Short-Term Funds	11.3%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	29.8%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.4%
Short-Term Funds	13.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund	5,042,376	$ 47,448,763
Domestic Equity Funds - 30.7%
Fidelity Advisor Equity Growth Fund Institutional Class	477,159	32,232,082
Fidelity Advisor Growth & Income Fund Institutional Class	1,907,789	38,842,590
Fidelity Advisor Large Cap Fund Institutional Class	1,640,579	35,863,055
Fidelity Advisor Small Cap Fund Institutional Class	539,883	12,800,623
Fidelity Series 100 Index Fund	2,499,716	26,022,048
Fidelity Series All-Sector Equity Fund	4,253,743	55,638,963
Fidelity Series Large Cap Value Fund	4,603,027	52,658,625
Fidelity Series Real Estate Equity Fund	323,946	3,919,742
Fidelity Series Small Cap Opportunities Fund	1,188,290	13,296,961
TOTAL DOMESTIC EQUITY FUNDS		271,274,689
TOTAL DOMESTIC EQUITY FUNDS (Cost $278,345,760)		318,723,452
International Equity Funds - 13.0%

Developed International Equity Funds - 10.1%
Fidelity Series International Growth Fund	3,519,252	40,717,751
Fidelity Series International Small Cap Fund	678,961	8,317,271
Fidelity Series International Value Fund	4,484,673	40,586,286
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		89,621,308
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	1,574,700	25,557,385
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $110,536,692)		115,178,693
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	502,395	$ 5,481,126
Fidelity Series Floating Rate High Income Fund	970,756	10,377,385
Fidelity Series High Income Fund	4,078,130	41,678,492
Fidelity Series Real Estate Income Fund	498,884	5,587,501
TOTAL HIGH YIELD BOND FUNDS		63,124,504
Inflation-Protected Bond Funds - 10.4%
Fidelity Series Inflation-Protected Bond Index Fund	7,949,550	92,135,288
Investment Grade Bond Funds - 22.0%
Fidelity Series Investment Grade Bond Fund	16,100,909	194,176,964
TOTAL BOND FUNDS (Cost $323,598,273)		349,436,756
Short-Term Funds - 11.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,893,771	45,805,692
Fidelity Institutional Money Market Portfolio Institutional Class	55,238,901	55,238,901
TOTAL SHORT-TERM FUNDS (Cost $100,773,100)		101,044,593
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $813,253,825)		884,383,494
NET OTHER ASSETS (LIABILITIES) - 0.0%		(205,348)
NET ASSETS - 100%		$ 884,178,146
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $813,253,825) - See accompanying schedule		$ 884,383,494
Receivable for investments sold		2,201,241
Receivable for fund shares sold		1,413,219
Receivable from affiliate for expense reductions		307
Total assets		887,998,261

Liabilities
Payable for investments purchased	$ 148
Payable for fund shares redeemed	3,616,108
Distribution and service plan fees payable	203,859
Total liabilities		3,820,115

Net Assets		$ 884,178,146
Net Assets consist of:
Paid in capital		$ 839,303,673
Undistributed net investment income		3,034,544
Accumulated undistributed net realized gain (loss) on investments		(29,289,740)
Net unrealized appreciation (depreciation) on investments		71,129,669
Net Assets		$ 884,178,146

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($540,439,173 ÷ 44,332,082 shares)		$ 12.19

Maximum offering price per share (100/94.25 of $12.19)		$ 12.93
Class T: Net Asset Value and redemption price per share ($124,659,726 ÷ 10,260,971 shares)		$ 12.15

Maximum offering price per share (100/96.50 of $12.15)		$ 12.59
Class B: Net Asset Value and offering price per share ($7,529,701 ÷ 619,777 shares)A		$ 12.15

Class C: Net Asset Value and offering price per share ($38,140,425 ÷ 3,160,903 shares)A		$ 12.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($173,409,121 ÷ 14,158,278 shares)		$ 12.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,379,172

Expenses
Distribution and service plan fees	$ 1,212,403
Independent trustees' compensation	1,538
Total expenses before reductions	1,213,941
Expense reductions	(1,538)	1,212,403
Net investment income (loss)		3,166,769
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,281,977
Capital gain distributions from underlying funds	596,795
Total net realized gain (loss)		11,878,772
Change in net unrealized appreciation (depreciation) on underlying funds		7,666,416
Net gain (loss)		19,545,188
Net increase (decrease) in net assets resulting from operations		$ 22,711,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,166,769	$ 12,180,618
Net realized gain (loss)	11,878,772	36,518,657
Change in net unrealized appreciation (depreciation)	7,666,416	(26,218,587)
Net increase (decrease) in net assets resulting from operations	22,711,957	22,480,688
Distributions to shareholders from net investment income	(1,716,468)	(11,889,345)
Distributions to shareholders from net realized gain	-	(11,297,317)
Total distributions	(1,716,468)	(23,186,662)
Share transactions - net increase (decrease)	(25,667,765)	24,335,850
Total increase (decrease) in net assets	(4,672,276)	23,629,876

Net Assets
Beginning of period	888,850,422	865,220,546
End of period (including undistributed net investment income of $3,034,544 and undistributed net investment income of $1,584,243, respectively)	$ 884,178,146	$ 888,850,422

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 11.92	$ 10.87	$ 8.19	$ 11.78	$ 12.28
Income from Investment Operations
Net investment income (loss) E	.04	.17	.15	.21	.27	.33
Net realized and unrealized gain (loss)	.28	.12	1.17	2.76	(3.28)	(.34)
Total from investment operations	.32	.29	1.32	2.97	(3.01)	(.01)
Distributions from net investment income	(.02)	(.17)	(.17)	(.21)	(.28)	(.30)
Distributions from net realized gain	-	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.02)	(.32) I	(.27)	(.29) H	(.58)	(.49)
Net asset value, end of period	$ 12.19	$ 11.89	$ 11.92	$ 10.87	$ 8.19	$ 11.78
Total Return B,C,D	2.73%	2.63%	12.27%	36.51%	(26.36)%	(.27)%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.76% A	1.48%	1.38%	2.04%	2.77%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,439	$ 552,770	$ 536,999	$ 478,025	$ 339,203	$ 377,118
Portfolio turnover rate	11% A	25%	41%	42%	44%	15%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share. ITotal distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.88	$ 10.83	$ 8.16	$ 11.74	$ 12.24
Income from Investment Operations
Net investment income (loss) E	.03	.14	.13	.18	.25	.30
Net realized and unrealized gain (loss)	.28	.13	1.15	2.76	(3.28)	(.34)
Total from investment operations	.31	.27	1.28	2.94	(3.03)	(.04)
Distributions from net investment income	(.02)	(.14)	(.13)	(.19)	(.25)	(.27)
Distributions from net realized gain	-	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.02)	(.29) I	(.23)	(.27) H	(.55)	(.46)
Net asset value, end of period	$ 12.15	$ 11.86	$ 11.88	$ 10.83	$ 8.16	$ 11.74
Total Return B,C,D	2.59%	2.43%	11.95%	36.19%	(26.57)%	(.52)%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.51% A	1.23%	1.13%	1.79%	2.52%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,660	$ 132,044	$ 152,126	$ 204,059	$ 163,842	$ 216,732
Portfolio turnover rate	11% A	25%	41%	42%	44%	15%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share. ITotal distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.87	$ 10.82	$ 8.15	$ 11.70	$ 12.20
Income from Investment Operations
Net investment income (loss) E	- J	.08	.07	.13	.20	.24
Net realized and unrealized gain (loss)	.28	.13	1.15	2.76	(3.26)	(.35)
Total from investment operations	.28	.21	1.22	2.89	(3.06)	(.11)
Distributions from net investment income	-	(.07)	(.07)	(.13)	(.19)	(.20)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.30)	(.19)
Total distributions	-	(.21) I	(.17)	(.22) H	(.49)	(.39)
Net asset value, end of period	$ 12.15	$ 11.87	$ 11.87	$ 10.82	$ 8.15	$ 11.70
Total Return B,C,D	2.36%	1.90%	11.37%	35.54%	(26.92)%	(1.04)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.01% A	.73%	.63%	1.29%	2.03%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,530	$ 9,154	$ 15,842	$ 22,468	$ 19,950	$ 34,137
Portfolio turnover rate	11% A	25%	41%	42%	44%	15%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share. ITotal distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.81	$ 10.78	$ 8.13	$ 11.67	$ 12.17
Income from Investment Operations
Net investment income (loss) E	- H	.08	.07	.13	.20	.23
Net realized and unrealized gain (loss)	.28	.13	1.14	2.74	(3.25)	(.33)
Total from investment operations	.28	.21	1.21	2.87	(3.05)	(.10)
Distributions from net investment income	- H	(.08)	(.08)	(.14)	(.19)	(.21)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.30)	(.19)
Total distributions	- H	(.23)	(.18)	(.22) I	(.49)	(.40)
Net asset value, end of period	$ 12.07	$ 11.79	$ 11.81	$ 10.78	$ 8.13	$ 11.67
Total Return B,C,D	2.39%	1.90%	11.33%	35.45%	(26.88)%	(.97)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.01% A	.73%	.63%	1.29%	2.02%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,140	$ 38,423	$ 44,764	$ 47,178	$ 37,524	$ 58,378
Portfolio turnover rate	11% A	25%	41%	42%	44%	15%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.96	$ 10.91	$ 8.22	$ 11.82	$ 12.32
Income from Investment Operations
Net investment income (loss) D	.06	.20	.18	.23	.30	.36
Net realized and unrealized gain (loss)	.28	.13	1.17	2.78	(3.30)	(.34)
Total from investment operations	.34	.33	1.35	3.01	(3.00)	.02
Distributions from net investment income	(.03)	(.20)	(.20)	(.23)	(.30)	(.33)
Distributions from net realized gain	-	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.03)	(.35) I	(.30)	(.32) H	(.60)	(.52)
Net asset value, end of period	$ 12.25	$ 11.94	$ 11.96	$ 10.91	$ 8.22	$ 11.82
Total Return B,C	2.87%	2.97%	12.50%	36.80%	(26.16)%	(.05)%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.01% A	1.73%	1.63%	2.29%	3.02%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,409	$ 156,459	$ 115,490	$ 75,569	$ 41,737	$ 39,922
Portfolio turnover rate	11% A	25%	41%	42%	44%	15%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FAmount represents less than .01%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share. ITotal distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.6	5.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	3.2
Fidelity Advisor Growth & Income Fund Institutional Class	4.5	4.6
Fidelity Advisor Large Cap Fund Institutional Class	4.2	4.5
Fidelity Advisor Small Cap Fund Institutional Class	1.5	1.6
Fidelity Series 100 Index Fund	3.0	4.0
Fidelity Series All-Sector Equity Fund	6.5	6.3
Fidelity Series Large Cap Value Fund	6.1	6.1
Fidelity Series Real Estate Equity Fund	0.5	0.3
Fidelity Series Small Cap Opportunities Fund	1.6	1.5
	31.7	32.1
Developed International Equity Funds
Fidelity Series International Growth Fund	4.8	4.7
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.7	4.6
	10.5	10.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	3.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.6	0.5
	7.0	6.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.1	10.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.6	22.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.3	4.3
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	5.3
	9.5	9.6

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.6%
Domestic Equity Funds	31.7%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.5%

Six months ago
Commodity Funds	5.3%
Domestic Equity Funds	32.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.6%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	24.5%
Short-Term Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund	10,896,375	$ 102,534,887
Domestic Equity Funds - 31.7%
Fidelity Advisor Equity Growth Fund Institutional Class	1,026,253	69,323,370
Fidelity Advisor Growth & Income Fund Institutional Class	4,101,968	83,516,075
Fidelity Advisor Large Cap Fund Institutional Class	3,526,822	77,096,332
Fidelity Advisor Small Cap Fund Institutional Class	1,163,203	27,579,553
Fidelity Series 100 Index Fund	5,374,274	55,946,192
Fidelity Series All-Sector Equity Fund	9,145,500	119,623,145
Fidelity Series Large Cap Value Fund	9,897,530	113,227,739
Fidelity Series Real Estate Equity Fund	696,415	8,426,626
Fidelity Series Small Cap Opportunities Fund	2,557,121	28,614,180
TOTAL DOMESTIC EQUITY FUNDS		583,353,212
TOTAL DOMESTIC EQUITY FUNDS (Cost $580,763,794)		685,888,099
International Equity Funds - 13.5%

Developed International Equity Funds - 10.5%
Fidelity Series International Growth Fund	7,568,594	87,568,631
Fidelity Series International Small Cap Fund	1,458,929	17,871,876
Fidelity Series International Value Fund	9,656,747	87,393,559
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		192,834,066
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	3,394,993	55,100,742
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $234,378,797)		247,934,808
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	991,948	$ 10,822,154
Fidelity Series Floating Rate High Income Fund	1,878,441	20,080,536
Fidelity Series High Income Fund	8,524,749	87,122,935
Fidelity Series Real Estate Income Fund	958,295	10,732,901
TOTAL HIGH YIELD BOND FUNDS		128,758,526
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund	16,027,519	185,758,949
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund	34,566,369	416,870,412
TOTAL BOND FUNDS (Cost $677,040,559)		731,387,887
Short-Term Funds - 9.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,483,332	79,403,991
Fidelity Institutional Money Market Portfolio Institutional Class	95,772,770	95,772,770
TOTAL SHORT-TERM FUNDS (Cost $173,578,177)		175,176,761
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,665,761,327)		1,840,387,555
NET OTHER ASSETS (LIABILITIES) - 0.0%		(403,865)
NET ASSETS - 100%		$ 1,839,983,690
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,665,761,327) - See accompanying schedule		$ 1,840,387,555
Receivable for investments sold		1,868,984
Receivable for fund shares sold		2,684,258
Receivable from affiliate for expense reductions		1,440
Total assets		1,844,942,237

Liabilities
Payable for investments purchased	$ 711
Payable for fund shares redeemed	4,558,284
Distribution and service plan fees payable	399,552
Total liabilities		4,958,547

Net Assets		$ 1,839,983,690
Net Assets consist of:
Paid in capital		$ 1,710,031,508
Undistributed net investment income		6,260,154
Accumulated undistributed net realized gain (loss) on investments		(50,934,200)
Net unrealized appreciation (depreciation) on investments		174,626,228
Net Assets		$ 1,839,983,690

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,135,914,823 ÷ 93,466,689 shares)		$ 12.15

Maximum offering price per share (100/94.25 of $12.15)		$ 12.89
Class T: Net Asset Value and redemption price per share ($212,300,205 ÷ 17,504,434 shares)		$ 12.13

Maximum offering price per share (100/96.50 of $12.13)		$ 12.57
Class B: Net Asset Value and offering price per share ($20,118,196 ÷ 1,663,806 shares)A		$ 12.09

Class C: Net Asset Value and offering price per share ($70,072,391 ÷ 5,815,753 shares)A		$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($401,578,075 ÷ 32,804,271 shares)		$ 12.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,877,383

Expenses
Distribution and service plan fees	$ 2,333,589
Independent trustees' compensation	3,092
Total expenses before reductions	2,336,681
Expense reductions	(3,092)	2,333,589
Net investment income (loss)		6,543,794
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,375,605)
Capital gain distributions from underlying funds	1,266,851
Total net realized gain (loss)		(108,754)
Change in net unrealized appreciation (depreciation) on underlying funds		42,652,002
Net gain (loss)		42,543,248
Net increase (decrease) in net assets resulting from operations		$ 49,087,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,543,794	$ 23,538,138
Net realized gain (loss)	(108,754)	42,817,853
Change in net unrealized appreciation (depreciation)	42,652,002	(18,849,124)
Net increase (decrease) in net assets resulting from operations	49,087,042	47,506,867
Distributions to shareholders from net investment income	(3,360,615)	(22,803,456)
Distributions to shareholders from net realized gain	-	(21,487,940)
Total distributions	(3,360,615)	(44,291,396)
Share transactions - net increase (decrease)	37,748,555	170,418,837
Total increase (decrease) in net assets	83,474,982	173,634,308

Net Assets
Beginning of period	1,756,508,708	1,582,874,400
End of period (including undistributed net investment income of $6,260,154 and undistributed net investment income of $3,076,975, respectively)	$ 1,839,983,690	$ 1,756,508,708

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85	$ 12.40
Income from Investment Operations
Net investment income (loss) E	.04	.17	.16	.20	.26	.31
Net realized and unrealized gain (loss)	.28	.13	1.16	2.84	(3.47)	(.35)
Total from investment operations	.32	.30	1.32	3.04	(3.21)	(.04)
Distributions from net investment income	(.02)	(.17)	(.16)	(.20)	(.26)	(.27)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.02)	(.32)	(.26)	(.28) J	(.59) I	(.51) H
Net asset value, end of period	$ 12.15	$ 11.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85
Total Return B,C,D	2.73%	2.71%	12.36%	37.95%	(28.01)%	(.53)%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.76% A	1.50%	1.42%	2.02%	2.69%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,135,915	$ 1,101,302	$ 1,004,955	$ 830,024	$ 477,641	$ 517,888
Portfolio turnover rate	9% A	19%	33%	29%	36%	13%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share. ITotal distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share. JTotal distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.85	$ 10.79	$ 8.04	$ 11.82	$ 12.38
Income from Investment Operations
Net investment income (loss) E	.03	.14	.13	.18	.24	.28
Net realized and unrealized gain (loss)	.29	.13	1.16	2.82	(3.46)	(.36)
Total from investment operations	.32	.27	1.29	3.00	(3.22)	(.08)
Distributions from net investment income	(.02)	(.14)	(.13)	(.17)	(.23)	(.23)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.02)	(.29)	(.23)	(.25) J	(.56) I	(.48) H
Net asset value, end of period	$ 12.13	$ 11.83	$ 11.85	$ 10.79	$ 8.04	$ 11.82
Total Return B,C,D	2.68%	2.44%	12.09%	37.53%	(28.13)%	(.89)%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.51% A	1.25%	1.17%	1.77%	2.44%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 212,300	$ 213,366	$ 236,106	$ 225,384	$ 162,439	$ 203,822
Portfolio turnover rate	9% A	19%	33%	29%	36%	13%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share. ITotal distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.82	$ 10.76	$ 8.02	$ 11.77	$ 12.33
Income from Investment Operations
Net investment income (loss) E	- L	.09	.07	.13	.19	.21
Net realized and unrealized gain (loss)	.28	.13	1.16	2.82	(3.44)	(.36)
Total from investment operations	.28	.22	1.23	2.95	(3.25)	(.15)
Distributions from net investment income	-	(.07)	(.07)	(.12)	(.17)	(.17)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	-	(.23) K	(.17)	(.21) J	(.50) I	(.41) H
Net asset value, end of period	$ 12.09	$ 11.81	$ 11.82	$ 10.76	$ 8.02	$ 11.77
Total ReturnB,C,D	2.37%	1.95%	11.51%	36.85%	(28.47)%	(1.37)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.01% A	.75%	.67%	1.27%	1.94%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,118	$ 23,552	$ 32,762	$ 35,932	$ 27,727	$ 43,608
Portfolio turnover rate	9% A	19%	33%	29%	36%	13%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share. ITotal distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share. KTotal distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.79	$ 10.74	$ 8.00	$ 11.76	$ 12.32
Income from Investment Operations
Net investment income (loss)E	- K	.09	.07	.13	.19	.21
Net realized and unrealized gain (loss)	.28	.13	1.15	2.82	(3.45)	(.35)
Total from investment operations	.28	.22	1.22	2.95	(3.26)	(.14)
Distributions from net investment income	-	(.09)	(.07)	(.13)	(.18)	(.18)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	-	(.24)	(.17)	(.21)J	(.50)I	(.42)H
Net asset value, end of period	$ 12.05	$ 11.77	$ 11.79	$ 10.74	$ 8.00	$ 11.76
Total ReturnB,C,D	2.38%	1.98%	11.49%	36.97%	(28.53)%	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.01% A	.75%	.67%	1.27%	1.94%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,072	$ 70,220	$ 70,396	$ 64,801	$ 46,942	$ 65,543
Portfolio turnover rate	9% A	19%	33%	29%	36%	13%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share. ITotal distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share. KAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.94	$ 10.87	$ 8.09	$ 11.91	$ 12.47
Income from Investment Operations
Net investment income (loss) D	.06	.20	.19	.23	.29	.34
Net realized and unrealized gain (loss)	.28	.14	1.17	2.85	(3.50)	(.36)
Total from investment operations	.34	.34	1.36	3.08	(3.21)	(.02)
Distributions from net investment income	(.03)	(.19)	(.19)	(.22)	(.29)	(.29)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.03)	(.35)K	(.29)	(.30)J	(.61)I	(.54)H
Net asset value, end of period	$ 12.24	$ 11.93	$ 11.94	$ 10.87	$ 8.09	$ 11.91
Total Return B,C	2.86%	3.01%	12.67%	38.30%	(27.85)%	(.42)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.01% A	1.75%	1.67%	2.27%	2.94%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,578	$ 348,068	$ 238,655	$ 137,487	$ 77,998	$ 68,797
Portfolio turnover rate	9% A	19%	33%	29%	36%	13%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. GAmount represents less than ..01%. HTotal distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share. ITotal distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share. JTotal distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share. KTotal distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.3	6.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.2	3.7
Fidelity Advisor Growth & Income Fund Institutional Class	5.1	5.2
Fidelity Advisor Large Cap Fund Institutional Class	4.7	5.1
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.8
Fidelity Series 100 Index Fund	3.4	4.5
Fidelity Series All-Sector Equity Fund	7.3	7.1
Fidelity Series Large Cap Value Fund	6.9	6.9
Fidelity Series Real Estate Equity Fund	0.5	0.3
Fidelity Series Small Cap Opportunities Fund	1.8	1.7
	35.6	36.3
Developed International Equity Funds
Fidelity Series International Growth Fund	5.4	5.4
Fidelity Series International Small Cap Fund	1.1	1.1
Fidelity Series International Value Fund	5.3	5.2
	11.8	11.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.3	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.0	1.0
Fidelity Series High Income Fund	5.7	5.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	7.8	7.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.2	8.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.3	21.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.6	2.4
Fidelity Institutional Money Market Portfolio Institutional Class	3.1	3.0
	5.7	5.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.3%
Domestic Equity Funds	35.6%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.3%
Short-Term Funds	5.7%

Six months ago
Commodity Funds	6.0%
Domestic Equity Funds	36.3%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	21.2%
Short-Term Funds	5.4%

Expected
Commodity Funds	6.0%
Domestic Equity Funds	34.1%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	5.6%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	23.9%
Short-Term Funds	7.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.9%
	Shares	Value
Commodity Funds - 6.3%
Fidelity Series Commodity Strategy Fund	20,055,010	$ 188,717,641
Domestic Equity Funds - 35.6%
Fidelity Advisor Equity Growth Fund Institutional Class	1,887,069	127,471,536
Fidelity Advisor Growth & Income Fund Institutional Class	7,544,268	153,601,296
Fidelity Advisor Large Cap Fund Institutional Class	6,484,569	141,752,672
Fidelity Advisor Small Cap Fund Institutional Class	2,139,066	50,717,258
Fidelity Series 100 Index Fund	9,881,844	102,869,997
Fidelity Series All-Sector Equity Fund	16,816,251	219,956,563
Fidelity Series Large Cap Value Fund	18,198,749	208,193,693
Fidelity Series Real Estate Equity Fund	1,280,637	15,495,714
Fidelity Series Small Cap Opportunities Fund	4,702,192	52,617,532
TOTAL DOMESTIC EQUITY FUNDS		1,072,676,261
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,101,626,731)		1,261,393,902
International Equity Funds - 15.1%

Developed International Equity Funds - 11.8%
Fidelity Series International Growth Fund	13,917,377	161,024,054
Fidelity Series International Small Cap Fund	2,681,812	32,852,202
Fidelity Series International Value Fund	17,762,980	160,754,968
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		354,631,224
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund	6,240,687	101,286,345
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $435,656,567)		455,917,569
Bond Funds - 37.3%
	Shares	Value
High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund	1,702,082	$ 18,569,711
Fidelity Series Floating Rate High Income Fund	2,734,104	29,227,567
Fidelity Series High Income Fund	16,963,953	173,371,603
Fidelity Series Real Estate Income Fund	1,382,006	15,478,468
TOTAL HIGH YIELD BOND FUNDS		236,647,349
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund	21,217,042	245,905,511
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund	53,313,651	642,962,627
TOTAL BOND FUNDS (Cost $1,058,083,857)		1,125,515,487
Short-Term Funds - 5.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,289,746	77,592,024
Fidelity Institutional Money Market Portfolio Institutional Class	93,652,969	93,652,969
TOTAL SHORT-TERM FUNDS (Cost $170,018,005)		171,244,993
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,765,385,160)		3,014,071,951
NET OTHER ASSETS (LIABILITIES) - 0.0%		(668,979)
NET ASSETS - 100%		$ 3,013,402,972
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,765,385,160) - See accompanying schedule		$ 3,014,071,951
Cash		3,959
Receivable for investments sold		1,451,595
Receivable for fund shares sold		6,072,768
Receivable from affiliate for expense reductions		3,433
Total assets		3,021,603,706

Liabilities
Payable for investments purchased	$ 4,534
Payable for fund shares redeemed	7,533,202
Distribution and service plan fees payable	662,998
Total liabilities		8,200,734

Net Assets		$ 3,013,402,972
Net Assets consist of:
Paid in capital		$ 2,814,201,062
Undistributed net investment income		9,983,836
Accumulated undistributed net realized gain (loss) on investments		(59,468,717)
Net unrealized appreciation (depreciation) on investments		248,686,791
Net Assets		$ 3,013,402,972

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,843,656,566 ÷ 145,590,635 shares)		$ 12.66

Maximum offering price per share (100/94.25 of $12.66)		$ 13.43
Class T: Net Asset Value and redemption price per share ($398,052,545 ÷ 31,455,609 shares)		$ 12.65

Maximum offering price per share (100/96.50 of $12.65)		$ 13.11
Class B: Net Asset Value and offering price per share ($37,395,051 ÷ 2,964,288 shares)A		$ 12.62

Class C: Net Asset Value and offering price per share ($100,922,920 ÷ 8,032,537 shares)A		$ 12.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($633,375,890 ÷ 49,675,426 shares)		$ 12.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,270,412
Expenses
Distribution and service plan fees	$ 3,812,882
Independent trustees' compensation	4,995
Total expenses before reductions	3,817,877
Expense reductions	(4,995)	3,812,882
Net investment income (loss)		10,457,530
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	23,622,660
Capital gain distributions from underlying funds	2,292,256
Total net realized gain (loss)		25,914,916
Change in net unrealized appreciation (depreciation) on underlying funds		44,893,591
Net gain (loss)		70,808,507
Net increase (decrease) in net assets resulting from operations		$ 81,266,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,457,530	$ 38,367,434
Net realized gain (loss)	25,914,916	115,708,832
Change in net unrealized appreciation (depreciation)	44,893,591	(89,788,111)
Net increase (decrease) in net assets resulting from operations	81,266,037	64,288,155
Distributions to shareholders from net investment income	(5,385,251)	(36,847,353)
Distributions to shareholders from net realized gain	-	(37,208,864)
Total distributions	(5,385,251)	(74,056,217)
Share transactions - net increase (decrease)	114,455,467	322,693,501
Total increase (decrease) in net assets	190,336,253	312,925,439

Net Assets
Beginning of period	2,823,066,719	2,510,141,280
End of period (including undistributed net investment income of $9,983,836 and undistributed net investment income of $4,911,557, respectively)	$ 3,013,402,972	$ 2,823,066,719

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 12.45	$ 11.21	$ 7.97	$ 12.73	$ 13.49
Income from Investment Operations
Net investment income (loss) E	.05	.19	.16	.20	.25	.28
Net realized and unrealized gain (loss)	.28	.06	1.36	3.32	(4.33)	(.49)
Total from investment operations	.33	.25	1.52	3.52	(4.08)	(.21)
Distributions from net investment income	(.02)	(.18)	(.17)	(.19)	(.25)	(.25)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.02)	(.35) I	(.28)	(.28) H	(.68)	(.55)
Net asset value, end of period	$ 12.66	$ 12.35	$ 12.45	$ 11.21	$ 7.97	$ 12.73
Total Return B,C,D	2.71%	2.23%	13.73%	44.32%	(33.34)%	(1.83)%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.75% A	1.55%	1.43%	1.92%	2.49%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,843,657	$ 1,740,500	$ 1,557,402	$ 1,238,015	$ 677,210	$ 811,992
Portfolio turnover rate	8% A	18%	39%	26%	31%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share. ITotal distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 12.45	$ 11.20	$ 7.96	$ 12.72	$ 13.47
Income from Investment Operations
Net investment income (loss) E	.03	.16	.13	.17	.23	.25
Net realized and unrealized gain (loss)	.30	.05	1.37	3.32	(4.34)	(.49)
Total from investment operations	.33	.21	1.50	3.49	(4.11)	(.24)
Distributions from net investment income	(.02)	(.15)	(.13)	(.16)	(.22)	(.21)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.02)	(.32) J	(.25) I	(.25) H	(.65)	(.51)
Net asset value, end of period	$ 12.65	$ 12.34	$ 12.45	$ 11.20	$ 7.96	$ 12.72
Total Return B,C,D	2.65%	1.86%	13.50%	44.02%	(33.56)%	(2.02)%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.50% A	1.30%	1.18%	1.67%	2.24%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 398,053	$ 386,416	$ 424,707	$ 488,097	$ 343,919	$ 458,465
Portfolio turnover rate	8% A	18%	39%	26%	31%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share. JTotal distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

Financial Highlights - Class B

	Six months ended September 30,	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 12.41	$ 11.17	$ 7.94	$ 12.66	$ 13.41
Income from Investment Operations
Net investment income (loss) E	-	.10	.08	.12	.18	.18
Net realized and unrealized gain (loss)	.30	.06	1.35	3.31	(4.31)	(.48)
Total from investment operations	.30	.16	1.43	3.43	(4.13)	(.30)
Distributions from net investment income	-	(.08)	(.08)	(.12)	(.16)	(.15)
Distributions from net realized gain	-	(.17)	(.11)	(.09)	(.43)	(.30)
Total distributions	-	(.25)	(.19)	(.20) H	(.59)	(.45)
Net asset value, end of period	$ 12.62	$ 12.32	$ 12.41	$ 11.17	$ 7.94	$ 12.66
Total Return B,C,D	2.44%	1.39%	12.87%	43.34%	(33.87)%	(2.51)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	-% A	.80%	.68%	1.17%	1.74%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,395	$ 43,138	$ 61,856	$ 71,888	$ 52,871	$ 89,049
Portfolio turnover rate	8% A	18%	39%	26%	31%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30,	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.37	$ 11.14	$ 7.92	$ 12.64	$ 13.40
Income from Investment Operations
Net investment income (loss) E	-	.10	.08	.12	.18	.18
Net realized and unrealized gain (loss)	.29	.06	1.34	3.31	(4.31)	(.49)
Total from investment operations	.29	.16	1.42	3.43	(4.13)	(.31)
Distributions from net investment income	-	(.09)	(.08)	(.12)	(.16)	(.15)
Distributions from net realized gain	-	(.17)	(.11)	(.09)	(.43)	(.30)
Total distributions	-	(.26)	(.19)	(.21) H	(.59)	(.45)
Net asset value, end of period	$ 12.56	$ 12.27	$ 12.37	$ 11.14	$ 7.92	$ 12.64
Total Return B,C,D	2.36%	1.43%	12.89%	43.38%	(33.90)%	(2.56)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	-% A	.80%	.68%	1.17%	1.74%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,923	$ 97,550	$ 101,019	$ 93,237	$ 62,702	$ 95,224
Portfolio turnover rate	8% A	18%	39%	26%	31%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.53	$ 11.27	$ 8.01	$ 12.79	$ 13.55
Income from Investment Operations
Net investment income (loss) D	.06	.22	.19	.22	.28	.32
Net realized and unrealized gain (loss)	.30	.05	1.38	3.34	(4.35)	(.50)
Total from investment operations	.36	.27	1.57	3.56	(4.07)	(.18)
Distributions from net investment income	(.03)	(.21)	(.20)	(.21)	(.28)	(.28)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.03)	(.38) I	(.31)	(.30) H	(.71)	(.58)
Net asset value, end of period	$ 12.75	$ 12.42	$ 12.53	$ 11.27	$ 8.01	$ 12.79
Total Return B,C	2.92%	2.39%	14.09%	44.65%	(33.16)%	(1.62)%
Ratios to Average Net Assets E,F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.00% A	1.80%	1.68%	2.17%	2.74%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 633,376	$ 555,462	$ 365,157	$ 214,905	$ 105,660	$ 87,568
Portfolio turnover rate	8% A	18%	39%	26%	31%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the Underlying Funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share. I Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.5	7.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.1	4.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.1	6.2
Fidelity Advisor Large Cap Fund Institutional Class	5.6	6.1
Fidelity Advisor Small Cap Fund Institutional Class	2.0	2.1
Fidelity Series 100 Index Fund	4.1	5.3
Fidelity Series All-Sector Equity Fund	8.7	8.5
Fidelity Series Large Cap Value Fund	8.2	8.2
Fidelity Series Real Estate Equity Fund	0.6	0.3
Fidelity Series Small Cap Opportunities Fund	2.1	2.0
	42.5	43.1
Developed International Equity Funds
Fidelity Series International Growth Fund	6.4	6.4
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.4	6.3
	14.1	14.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.8	0.7
Fidelity Series High Income Fund	6.9	7.0
Fidelity Series Real Estate Income Fund	0.4	0.4
	8.7	8.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.3	5.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.4	17.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.1
Fidelity Institutional Money Market Portfolio Institutional Class	0.3	0.2
	0.5	0.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.5%
Domestic Equity Funds	42.5%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	8.7%
Inflation-Protected Bond Funds	5.3%
Investment Grade Bond Funds	17.4%
Short-Term Funds	0.5%

Six months ago
Commodity Funds	7.3%
Domestic Equity Funds	43.1%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.7%
Inflation-Protected Bond Funds	5.1%
Investment Grade Bond Funds	17.3%
Short-Term Funds	0.3%

Expected
Commodity Funds	7.3%
Domestic Equity Funds	41.7%
Developed International Equity Funds	13.8%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	5.7%
Investment Grade Bond Funds	19.2%
Short-Term Funds	0.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.0%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund	20,734,093	$ 195,107,812
Domestic Equity Funds - 42.5%
Fidelity Advisor Equity Growth Fund Institutional Class	1,936,298	130,796,902
Fidelity Advisor Growth & Income Fund Institutional Class	7,742,096	157,629,078
Fidelity Advisor Large Cap Fund Institutional Class	6,651,828	145,408,965
Fidelity Advisor Small Cap Fund Institutional Class	2,197,490	52,102,496
Fidelity Series 100 Index Fund	10,136,428	105,520,211
Fidelity Series All-Sector Equity Fund	17,251,941	225,655,390
Fidelity Series Large Cap Value Fund	18,672,586	213,614,389
Fidelity Series Real Estate Equity Fund	1,313,843	15,897,503
Fidelity Series Small Cap Opportunities Fund	4,826,461	54,008,100
TOTAL DOMESTIC EQUITY FUNDS		1,100,633,034
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,117,393,303)		1,295,740,846
International Equity Funds - 18.1%

Developed International Equity Funds - 14.1%
Fidelity Series International Growth Fund	14,347,288	165,998,120
Fidelity Series International Small Cap Fund	2,763,535	33,853,298
Fidelity Series International Value Fund	18,319,343	165,790,058
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		365,641,476
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund	6,441,204	104,540,745
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $447,434,115)		470,182,221
Bond Funds - 31.4%
	Shares	Value
High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund	1,474,348	$ 16,085,132
Fidelity Series Floating Rate High Income Fund	1,830,624	19,569,372
Fidelity Series High Income Fund	17,621,275	180,089,435
Fidelity Series Real Estate Income Fund	927,838	10,391,781
TOTAL HIGH YIELD BOND FUNDS		226,135,720
Inflation-Protected Bond Funds - 5.3%
Fidelity Series Inflation-Protected Bond Index Fund	11,717,444	135,805,182
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund	37,329,335	450,191,781
TOTAL BOND FUNDS (Cost $765,623,999)		812,132,683
Short-Term Funds - 0.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	582,004	5,447,556
Fidelity Institutional Money Market Portfolio Institutional Class	6,586,023	6,586,023
TOTAL SHORT-TERM FUNDS (Cost $11,988,996)		12,033,579
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,342,440,413)		2,590,089,329
NET OTHER ASSETS (LIABILITIES) - 0.0%		(531,940)
NET ASSETS - 100%		$ 2,589,557,389
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,342,440,413) - See accompanying schedule		$ 2,590,089,329
Cash		8
Receivable for investments sold		176,661
Receivable for fund shares sold		4,712,149
Receivable from affiliate for expense reductions		3,912
Total assets		2,594,982,059

Liabilities
Payable for investments purchased	$ 75,918
Payable for fund shares redeemed	4,810,623
Distribution and service plan fees payable	538,129
Total liabilities		5,424,670

Net Assets		$ 2,589,557,389
Net Assets consist of:
Paid in capital		$ 2,395,423,781
Undistributed net investment income		7,731,108
Accumulated undistributed net realized gain (loss) on investments		(61,246,416)
Net unrealized appreciation (depreciation) on investments		247,648,916
Net Assets		$ 2,589,557,389

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,665,737,290 ÷ 136,341,797 shares)		$ 12.22

Maximum offering price per share (100/94.25 of $12.22)		$ 12.97
Class T: Net Asset Value and redemption price per share ($275,833,656 ÷ 22,543,876 shares)		$ 12.24

Maximum offering price per share (100/96.50 of $12.24)		$ 12.68
Class B: Net Asset Value and offering price per share ($25,513,682 ÷ 2,103,562 shares)A		$ 12.13

Class C: Net Asset Value and offering price per share ($69,276,863 ÷ 5,733,065 shares)A		$ 12.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($553,195,898 ÷ 44,946,951 shares)		$ 12.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,146,663
Expenses
Distribution and service plan fees	$ 3,039,746
Independent trustees' compensation	4,190
Total expenses before reductions	3,043,936
Expense reductions	(4,190)	3,039,746
Net investment income (loss)		8,106,917
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,315,584)
Capital gain distributions from underlying funds	2,299,280
Total net realized gain (loss)		(1,016,304)
Change in net unrealized appreciation (depreciation) on underlying funds		63,954,947
Net gain (loss)		62,938,643
Net increase (decrease) in net assets resulting from operations		$ 71,045,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,106,917	$ 31,259,419
Net realized gain (loss)	(1,016,304)	69,317,481
Change in net unrealized appreciation (depreciation)	63,954,947	(49,933,046)
Net increase (decrease) in net assets resulting from operations	71,045,560	50,643,854
Distributions to shareholders from net investment income	(4,025,917)	(29,784,172)
Distributions to shareholders from net realized gain	-	(32,097,999)
Total distributions	(4,025,917)	(61,882,171)
Share transactions - net increase (decrease)	159,578,652	440,882,254
Total increase (decrease) in net assets	226,598,295	429,643,937

Net Assets
Beginning of period	2,362,959,094	1,933,315,157
End of period (including undistributed net investment income of $7,731,108 and undistributed net investment income of $3,650,108, respectively)	$ 2,589,557,389	$ 2,362,959,094

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.09	$ 10.76	$ 7.51	$ 12.26	$ 13.01
Income from Investment Operations
Net investment income (loss) E	.04	.18	.16	.18	.23	.26
Net realized and unrealized gain (loss)	.29	(.01) G	1.43	3.32	(4.36)	(.50)
Total from investment operations	.33	.17	1.59	3.50	(4.13)	(.24)
Distributions from net investment income	(.02)	(.17)	(.16)	(.17)	(.22)	(.22)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.02)	(.35)	(.26) J	(.25) I	(.62)	(.51)
Net asset value, end of period	$ 12.22	$ 11.91	$ 12.09	$ 10.76	$ 7.51	$ 12.26
Total Return B,C,D	2.78%	1.61%	14.97%	46.86%	(34.98)%	(2.14)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.68% A	1.56%	1.42%	1.82%	2.41%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,665,737	$ 1,539,333	$ 1,290,255	$ 999,687	$ 512,482	$ 558,890
Portfolio turnover rate	7% A	14%	34%	19%	29%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share. JTotal distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 12.11	$ 10.78	$ 7.52	$ 12.28	$ 13.03
Income from Investment Operations
Net investment income (loss) E	.03	.15	.13	.15	.21	.23
Net realized and unrealized gain (loss)	.29	(.01) G	1.43	3.34	(4.37)	(.51)
Total from investment operations	.32	.14	1.56	3.49	(4.16)	(.28)
Distributions from net investment income	(.01)	(.14)	(.13)	(.15)	(.20)	(.18)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.01)	(.32)	(.23) J	(.23) I	(.60)	(.47)
Net asset value, end of period	$ 12.24	$ 11.93	$ 12.11	$ 10.78	$ 7.52	$ 12.28
Total Return B,C,D	2.71%	1.33%	14.67%	46.60%	(35.20)%	(2.40)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.43% A	1.31%	1.17%	1.57%	2.16%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,834	$ 257,594	$ 258,166	$ 230,003	$ 139,330	$ 173,946
Portfolio turnover rate	7% A	14%	34%	19%	29%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share. JTotal distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 12.01	$ 10.70	$ 7.47	$ 12.17	$ 12.93
Income from Investment Operations
Net investment income (loss) E	- J	.09	.07	.10	.16	.16
Net realized and unrealized gain (loss)	.29	(.01) G	1.42	3.32	(4.32)	(.51)
Total from investment operations	.29	.08	1.49	3.42	(4.16)	(.35)
Distributions from net investment income	-	(.08)	(.07)	(.10)	(.14)	(.12)
Distributions from net realized gain	-	(.17)	(.11)	(.09)	(.40)	(.29)
Total distributions	-	(.25)	(.18)	(.19) I	(.54)	(.41)
Net asset value, end of period	$ 12.13	$ 11.84	$ 12.01	$ 10.70	$ 7.47	$ 12.17
Total Return B,C,D	2.45%	.82%	14.02%	45.83%	(35.45)%	(2.95)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.07)% A	.81%	.67%	1.07%	1.66%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,514	$ 29,202	$ 38,946	$ 38,816	$ 27,207	$ 43,016
Portfolio turnover rate	7% A	14%	34%	19%	29%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.98	$ 10.68	$ 7.46	$ 12.16	$ 12.92
Income from Investment Operations
Net investment income (loss) E	- K	.09	.07	.10	.16	.16
Net realized and unrealized gain (loss)	.28	(.01) G	1.41	3.31	(4.32)	(.50)
Total from investment operations	.28	.08	1.48	3.41	(4.16)	(.34)
Distributions from net investment income	-	(.09)	(.08)	(.11)	(.14)	(.13)
Distributions from net realized gain	-	(.17)	(.11)	(.09)	(.40)	(.29)
Total distributions	-	(.26)	(.18) J	(.19) I	(.54)	(.42)
Net asset value, end of period	$ 12.08	$ 11.80	$ 11.98	$ 10.68	$ 7.46	$ 12.16
Total Return B,C,D	2.37%	.86%	14.01%	45.83%	(35.44)%	(2.91)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.07)% A	.81%	.67%	1.07%	1.66%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,277	$ 66,126	$ 61,640	$ 52,756	$ 31,735	$ 40,426
Portfolio turnover rate	7% A	14%	34%	19%	29%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share. JTotal distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share. KAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 12.17	$ 10.83	$ 7.55	$ 12.33	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.05	.21	.19	.20	.26	.29
Net realized and unrealized gain (loss)	.30	(.02)G	1.44	3.35	(4.39)	(.50)
Total from investment operations	.35	.19	1.63	3.55	(4.13)	(.21)
Distributions from net investment income	(.03)	(.20)	(.18)	(.19)	(.25)	(.25)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.03)	(.37)I	(.29)	(.27)J	(.65)	(.54)
Net asset value, end of period	$ 12.31	$ 11.99	$ 12.17	$ 10.83	$ 7.55	$ 12.33
Total Return B,C	2.90%	1.84%	15.23%	47.31%	(34.83)%	(1.93)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.93% A	1.81%	1.67%	2.07%	2.66%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 553,196	$ 470,704	$ 284,309	$ 140,948	$ 69,731	$ 52,762
Portfolio turnover rate	7% A	14%	34%	19%	29%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FAmount represents less than .01%. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.9	7.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.3	4.6
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	6.5
Fidelity Advisor Large Cap Fund Institutional Class	5.9	6.4
Fidelity Advisor Small Cap Fund Institutional Class	2.1	2.2
Fidelity Series 100 Index Fund	4.3	5.6
Fidelity Series All-Sector Equity Fund	9.1	8.9
Fidelity Series Large Cap Value Fund	8.6	8.6
Fidelity Series Real Estate Equity Fund	0.6	0.4
Fidelity Series Small Cap Opportunities Fund	2.2	2.1
	44.5	45.3
Developed International Equity Funds
Fidelity Series International Growth Fund	6.7	6.7
Fidelity Series International Small Cap Fund	1.4	1.3
Fidelity Series International Value Fund	6.7	6.6
	14.8	14.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	4.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.8	0.8
Fidelity Series High Income Fund	7.0	7.0
Fidelity Series Real Estate Income Fund	0.4	0.4
	8.8	8.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.2	1.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.6	17.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.9%
Domestic Equity Funds	44.5%
Developed International Equity Funds	14.8%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	2.2%
Investment Grade Bond Funds	17.6%

Six months ago
Commodity Funds	7.5%
Domestic Equity Funds	45.3%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	1.9%
Investment Grade Bond Funds	17.5%

Expected
Commodity Funds	7.7%
Domestic Equity Funds	43.9%
Developed International Equity Funds	14.5%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.8%
Investment Grade Bond Funds	19.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Commodity Funds - 7.9%
Fidelity Series Commodity Strategy Fund	22,123,052	$ 208,177,922
Domestic Equity Funds - 44.5%
Fidelity Advisor Equity Growth Fund Institutional Class	2,070,045	139,831,534
Fidelity Advisor Growth & Income Fund Institutional Class	8,278,885	168,558,098
Fidelity Advisor Large Cap Fund Institutional Class	7,112,901	155,488,007
Fidelity Advisor Small Cap Fund Institutional Class	2,347,720	55,664,452
Fidelity Series 100 Index Fund	10,838,663	112,830,484
Fidelity Series All-Sector Equity Fund	18,446,261	241,277,093
Fidelity Series Large Cap Value Fund	19,963,857	228,386,522
Fidelity Series Real Estate Equity Fund	1,404,919	16,999,519
Fidelity Series Small Cap Opportunities Fund	5,159,031	57,729,554
TOTAL DOMESTIC EQUITY FUNDS		1,176,765,263
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,221,266,429)		1,384,943,185
International Equity Funds - 19.0%

Developed International Equity Funds - 14.8%
Fidelity Series International Growth Fund	15,339,146	177,473,915
Fidelity Series International Small Cap Fund	2,954,920	36,197,765
Fidelity Series International Value Fund	19,585,819	177,251,664
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		390,923,344

	Shares	Value
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	6,882,987	$ 111,710,876
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $480,041,022)		502,634,220
Bond Funds - 28.6%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund	1,603,795	17,497,404
Fidelity Series Floating Rate High Income Fund	1,910,484	20,423,069
Fidelity Series High Income Fund	18,212,062	186,127,278
Fidelity Series Real Estate Income Fund	966,425	10,823,964
TOTAL HIGH YIELD BOND FUNDS		234,871,715
Inflation-Protected Bond Funds - 2.2%
Fidelity Series Inflation-Protected Bond Index Fund	5,005,787	58,017,066
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund	38,570,902	465,165,080
TOTAL BOND FUNDS (Cost $723,705,048)		758,053,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,425,012,499)		2,645,631,266
NET OTHER ASSETS (LIABILITIES) - 0.0%		(558,390)
NET ASSETS - 100%		$ 2,645,072,876
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,425,012,499) - See accompanying schedule		$ 2,645,631,266
Cash		4
Receivable for investments sold		2,662,035
Receivable for fund shares sold		4,105,560
Receivable from affiliate for expense reductions		3,755
Total assets		2,652,402,620

Liabilities
Payable for fund shares redeemed	6,767,610
Distribution and service plan fees payable	562,134
Total liabilities		7,329,744

Net Assets		$ 2,645,072,876
Net Assets consist of:
Paid in capital		$ 2,472,588,442
Undistributed net investment income		8,040,036
Accumulated undistributed net realized gain (loss) on investments		(56,174,369)
Net unrealized appreciation (depreciation) on investments		220,618,767
Net Assets		$ 2,645,072,876

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,610,106,686 ÷ 125,764,436 shares)		$ 12.80

Maximum offering price per share (100/94.25 of $12.80)		$ 13.58
Class T: Net Asset Value and redemption price per share ($344,580,007 ÷ 27,006,953 shares)		$ 12.76

Maximum offering price per share (100/96.50 of $12.76)		$ 13.22
Class B: Net Asset Value and offering price per share ($30,060,735 ÷ 2,366,006 shares)A		$ 12.71

Class C: Net Asset Value and offering price per share ($70,255,490 ÷ 5,549,417 shares)A		$ 12.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($590,069,958 ÷ 45,853,912 shares)		$ 12.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,589,606

Expenses
Distribution and service plan fees	$ 3,194,900
Independent trustees' compensation	4,327
Total expenses before reductions	3,199,227
Expense reductions	(4,327)	3,194,900
Net investment income (loss)		8,394,706
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	24,881,602
Capital gain distributions from underlying funds	2,460,965
Total net realized gain (loss)		27,342,567
Change in net unrealized appreciation (depreciation) on underlying funds		36,502,136
Net gain (loss)		63,844,703
Net increase (decrease) in net assets resulting from operations		$ 72,239,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,394,706	$ 33,350,591
Net realized gain (loss)	27,342,567	105,028,851
Change in net unrealized appreciation (depreciation)	36,502,136	(97,033,979)
Net increase (decrease) in net assets resulting from operations	72,239,409	41,345,463
Distributions to shareholders from net investment income	(4,002,874)	(31,808,537)
Distributions to shareholders from net realized gain	-	(34,249,192)
Total distributions	(4,002,874)	(66,057,729)
Share transactions - net increase (decrease)	128,099,920	347,268,422
Total increase (decrease) in net assets	196,336,455	322,556,156

Net Assets
Beginning of period	2,448,736,421	2,126,180,265
End of period (including undistributed net investment income of $8,040,036 and undistributed net investment income of $3,648,204, respectively)	$ 2,645,072,876	$ 2,448,736,421

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.72	$ 11.29	$ 7.69	$ 13.29	$ 14.27
Income from Investment Operations
Net investment income (loss) E	.04	.19	.16	.16	.21	.22
Net realized and unrealized gain (loss)	.30	(.06) G	1.54	3.68	(5.10)	(.63)
Total from investment operations	.34	.13	1.70	3.84	(4.89)	(.41)
Distributions from net investment income	(.02)	(.18)	(.16)	(.15)	(.21)	(.19)
Distributions from net realized gain	-	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.02)	(.37)	(.27)	(.24) I	(.71)	(.57)
Net asset value, end of period	$ 12.80	$ 12.48	$ 12.72	$ 11.29	$ 7.69	$ 13.29
Total Return B,C,D	2.73%	1.25%	15.27%	50.17%	(38.49)%	(3.22)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.69% A	1.57%	1.38%	1.61%	2.08%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,610,107	$ 1,506,827	$ 1,340,583	$ 1,030,972	$ 527,042	$ 626,641
Portfolio turnover rate	8% A	16%	38%	20%	22%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 12.68	$ 11.25	$ 7.67	$ 13.25	$ 14.23
Income from Investment Operations
Net investment income (loss) E	.03	.16	.13	.14	.19	.19
Net realized and unrealized gain (loss)	.30	(.06) G	1.54	3.66	(5.09)	(.64)
Total from investment operations	.33	.10	1.67	3.80	(4.90)	(.45)
Distributions from net investment income	(.01)	(.15)	(.13)	(.13)	(.18)	(.15)
Distributions from net realized gain	-	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.01)	(.34)	(.24)	(.22) I	(.68)	(.53)
Net asset value, end of period	$ 12.76	$ 12.44	$ 12.68	$ 11.25	$ 7.67	$ 13.25
Total Return B,C,D	2.68%	.98%	14.98%	49.72%	(38.62)%	(3.49)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.44% A	1.32%	1.12%	1.36%	1.83%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,580	$ 335,407	$ 348,443	$ 382,092	$ 236,333	$ 297,618
Portfolio turnover rate	8% A	16%	38%	20%	22%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.63	$ 11.21	$ 7.64	$ 13.17	$ 14.15
Income from Investment Operations
Net investment income (loss) E	-	.10	.07	.09	.14	.11
Net realized and unrealized gain (loss)	.30	(.06) G	1.53	3.65	(5.06)	(.63)
Total from investment operations	.30	.04	1.60	3.74	(4.92)	(.52)
Distributions from net investment income	-	(.08)	(.07)	(.08)	(.11)	(.09)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.50)	(.37)
Total distributions	-	(.26)	(.18)	(.17) I	(.61)	(.46)
Net asset value, end of period	$ 12.71	$ 12.41	$ 12.63	$ 11.21	$ 7.64	$ 13.17
Total Return B,C,D	2.42%	.52%	14.38%	49.07%	(38.94)%	(3.96)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.06)% A	.82%	.62%	.86%	1.33%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,061	$ 34,324	$ 47,275	$ 51,360	$ 35,701	$ 60,367
Portfolio turnover rate	8% A	16%	38%	20%	22%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.60	$ 11.19	$ 7.63	$ 13.17	$ 14.15
Income from Investment Operations
Net investment income (loss) E	-	.10	.07	.09	.14	.11
Net realized and unrealized gain (loss)	.29	(.05) G	1.53	3.65	(5.06)	(.63)
Total from investment operations	.29	.05	1.60	3.74	(4.92)	(.52)
Distributions from net investment income	-	(.09)	(.08)	(.08)	(.12)	(.09)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.50)	(.37)
Total distributions	-	(.28) J	(.19)	(.18) I	(.62)	(.46)
Net asset value, end of period	$ 12.66	$ 12.37	$ 12.60	$ 11.19	$ 7.63	$ 13.17
Total Return B,C,D	2.34%	.55%	14.38%	49.06%	(38.96)%	(3.95)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.06)% A	.82%	.63%	.86%	1.33%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,255	$ 66,418	$ 68,349	$ 63,700	$ 40,294	$ 58,768
Portfolio turnover rate	8% A	16%	38%	20%	22%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share. JTotal distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 12.77	$ 11.33	$ 7.72	$ 13.34	$ 14.32
Income from Investment Operations
Net investment income (loss) D	.06	.22	.19	.19	.23	.26
Net realized and unrealized gain (loss)	.30	(.05) F	1.55	3.69	(5.11)	(.64)
Total from investment operations	.36	.17	1.74	3.88	(4.88)	(.38)
Distributions from net investment income	(.03)	(.21)	(.19)	(.17)	(.24)	(.22)
Distributions from net realized gain	-	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.03)	(.40)	(.30)	(.27) H	(.74)	(.60)
Net asset value, end of period	$ 12.87	$ 12.54	$ 12.77	$ 11.33	$ 7.72	$ 13.34
Total Return B,C	2.87%	1.57%	15.56%	50.42%	(38.31)%	(3.01)%
Ratios to Average Net Assets E,G
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.94% A	1.82%	1.62%	1.86%	2.33%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 590,070	$ 505,761	$ 321,529	$ 178,232	$ 82,534	$ 69,011
Portfolio turnover rate	8% A	16%	38%	20%	22%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share. IAmount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.1	8.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.1	5.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.3	7.5
Fidelity Advisor Large Cap Fund Institutional Class	6.8	7.4
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.5
Fidelity Series 100 Index Fund	4.9	6.4
Fidelity Series All-Sector Equity Fund	10.5	10.2
Fidelity Series Large Cap Value Fund	9.9	9.8
Fidelity Series Real Estate Equity Fund	0.7	0.4
Fidelity Series Small Cap Opportunities Fund	2.5	2.5
	51.1	51.9
Developed International Equity Funds
Fidelity Series International Growth Fund	7.7	7.7
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.7	7.5
	17.0	16.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	5.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.4	0.4
Fidelity Series High Income Fund	6.9	6.9
Fidelity Series Real Estate Income Fund	0.2	0.2
	8.2	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	9.7	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.1%
Domestic Equity Funds	51.1%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	9.7%

Six months ago
Commodity Funds	8.6%
Domestic Equity Funds	51.9%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	9.5%

Expected
Commodity Funds	8.9%
Domestic Equity Funds	50.5%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund	17,467,728	$ 164,371,320
Domestic Equity Funds - 51.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,624,374	109,726,441
Fidelity Advisor Growth & Income Fund Institutional Class	6,496,477	132,268,278
Fidelity Advisor Large Cap Fund Institutional Class	5,579,690	121,972,033
Fidelity Advisor Small Cap Fund Institutional Class	1,843,892	43,718,673
Fidelity Series 100 Index Fund	8,503,254	88,518,878
Fidelity Series All-Sector Equity Fund	14,472,513	189,300,471
Fidelity Series Large Cap Value Fund	15,664,230	179,198,792
Fidelity Series Real Estate Equity Fund	1,102,441	13,339,538
Fidelity Series Small Cap Opportunities Fund	4,049,127	45,309,736
TOTAL DOMESTIC EQUITY FUNDS		923,352,840
TOTAL DOMESTIC EQUITY FUNDS (Cost $949,418,972)		1,087,724,160
International Equity Funds - 21.9%

Developed International Equity Funds - 17.0%
Fidelity Series International Growth Fund	12,075,477	139,713,265
Fidelity Series International Small Cap Fund	2,325,633	28,489,010
Fidelity Series International Value Fund	15,420,537	139,555,862
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		307,758,137

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	5,421,809	$ 87,995,966
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $377,886,204)		395,754,103
Bond Funds - 17.9%

High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund	1,111,913	12,130,972
Fidelity Series Floating Rate High Income Fund	685,508	7,328,085
Fidelity Series High Income Fund	12,233,450	125,025,855
Fidelity Series Real Estate Income Fund	355,112	3,977,254
TOTAL HIGH YIELD BOND FUNDS		148,462,166
Investment Grade Bond Funds - 9.7%
Fidelity Series Investment Grade Bond Fund	14,571,724	175,734,987
TOTAL BOND FUNDS (Cost $309,231,525)		324,197,153
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,636,536,701)		1,807,675,416
NET OTHER ASSETS (LIABILITIES) - 0.0%		(358,571)
NET ASSETS - 100%		$ 1,807,316,845
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,636,536,701) - See accompanying schedule		$ 1,807,675,416
Cash		9
Receivable for investments sold		41,668
Receivable for fund shares sold		3,497,435
Receivable from affiliate for expense reductions		3,102
Total assets		1,811,217,630

Liabilities
Payable for investments purchased	$ 212,619
Payable for fund shares redeemed	3,326,506
Distribution and service plan fees payable	361,660
Total liabilities		3,900,785

Net Assets		$ 1,807,316,845
Net Assets consist of:
Paid in capital		$ 1,672,093,734
Undistributed net investment income		3,559,967
Accumulated undistributed net realized gain (loss) on investments		(39,475,571)
Net unrealized appreciation (depreciation) on investments		171,138,715
Net Assets		$ 1,807,316,845

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,137,263,543 ÷ 94,117,808 shares)		$ 12.08

Maximum offering price per share (100/94.25 of $12.08)		$ 12.82
Class T: Net Asset Value and redemption price per share ($183,942,415 ÷ 15,302,285 shares)		$ 12.02

Maximum offering price per share (100/96.50 of $12.02)		$ 12.46
Class B: Net Asset Value and offering price per share ($19,476,079 ÷ 1,634,381 shares)A		$ 11.92

Class C: Net Asset Value and offering price per share ($39,779,923 ÷ 3,343,302 shares)A		$ 11.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($426,854,885 ÷ 35,133,455 shares)		$ 12.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,896,840

Expenses
Distribution and service plan fees	$ 2,029,041
Independent trustees' compensation	2,901
Total expenses before reductions	2,031,942
Expense reductions	(2,901)	2,029,041
Net investment income (loss)		3,867,799
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,562,714)
Capital gain distributions from underlying funds	1,883,517
Total net realized gain (loss)		(679,197)
Change in net unrealized appreciation (depreciation) on underlying funds		43,055,979
Net gain (loss)		42,376,782
Net increase (decrease) in net assets resulting from operations		$ 46,244,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,867,799	$ 19,358,537
Net realized gain (loss)	(679,197)	51,989,047
Change in net unrealized appreciation (depreciation)	43,055,979	(49,807,030)
Net increase (decrease) in net assets resulting from operations	46,244,581	21,540,554
Distributions to shareholders from net investment income	(1,908,529)	(18,511,496)
Distributions to shareholders from net realized gain	-	(23,728,615)
Total distributions	(1,908,529)	(42,240,111)
Share transactions - net increase (decrease)	117,828,949	306,672,323
Total increase (decrease) in net assets	162,165,001	285,972,766

Net Assets
Beginning of period	1,645,151,844	1,359,179,078
End of period (including undistributed net investment income of $3,559,967 and undistributed net investment income of $1,600,697, respectively)	$ 1,807,316,845	$ 1,645,151,844

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 12.11	$ 10.65	$ 7.18	$ 12.53	$ 13.44
Income from Investment Operations
Net investment income (loss) E	.03	.16	.14	.14	.20	.20
Net realized and unrealized gain (loss)	.26	(.13) G	1.56	3.55	(4.92)	(.60)
Total from investment operations	.29	.03	1.70	3.69	(4.72)	(.40)
Distributions from net investment income	(.01)	(.15)	(.13)	(.14)	(.18)	(.17)
Distributions from net realized gain	-	(.19)	(.11)	(.08)	(.45)	(.34)
Total distributions	(.01)	(.34)	(.24)	(.22)	(.63) I	(.51)
Net asset value, end of period	$ 12.08	$ 11.80	$ 12.11	$ 10.65	$ 7.18	$ 12.53
Total Return B,C,D	2.49%	.47%	16.13%	51.59%	(39.29)%	(3.34)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46% A	1.39%	1.26%	1.51%	2.04%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,137,264	$ 1,057,102	$ 906,896	$ 669,450	$ 314,996	$ 336,805
Portfolio turnover rate	8% A	13%	30%	16%	21%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 12.05	$ 10.60	$ 7.15	$ 12.47	$ 13.38
Income from Investment Operations
Net investment income (loss) E	.01	.13	.11	.12	.17	.17
Net realized and unrealized gain (loss)	.28	(.13) G	1.55	3.53	(4.89)	(.62)
Total from investment operations	.29	-	1.66	3.65	(4.72)	(.45)
Distributions from net investment income	(.01)	(.12)	(.11)	(.12)	(.16)	(.13)
Distributions from net realized gain	-	(.19)	(.11)	(.08)	(.45)	(.33)
Total distributions	(.01)	(.31)	(.21) J	(.20)	(.60) I	(.46)
Net asset value, end of period	$ 12.02	$ 11.74	$ 12.05	$ 10.60	$ 7.15	$ 12.47
Total Return B,C,D	2.44%	.19%	15.84%	51.17%	(39.42)%	(3.66)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21% A	1.14%	1.01%	1.26%	1.79%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183,942	$ 166,843	$ 169,442	$ 143,106	$ 81,463	$ 99,531
Portfolio turnover rate	8% A	13%	30%	16%	21%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.96	$ 10.52	$ 7.10	$ 12.38	$ 13.29
Income from Investment Operations
Net investment income (loss) E	(.02)	.07	.05	.07	.13	.10
Net realized and unrealized gain (loss)	.27	(.12) G	1.55	3.50	(4.86)	(.61)
Total from investment operations	.25	(.05)	1.60	3.57	(4.73)	(.51)
Distributions from net investment income	-	(.07)	(.06)	(.07)	(.10)	(.08)
Distributions from net realized gain	-	(.17)	(.10)	(.08)	(.45)	(.32)
Total distributions	-	(.24)	(.16)	(.15)	(.55) I	(.40)
Net asset value, end of period	$ 11.92	$ 11.67	$ 11.96	$ 10.52	$ 7.10	$ 12.38
Total Return B,C,D	2.14%	(.23)%	15.28%	50.43%	(39.76)%	(4.10)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.64%	.51%	.76%	1.30%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,476	$ 22,013	$ 28,360	$ 27,408	$ 17,892	$ 27,854
Portfolio turnover rate	8% A	13%	30%	16%	21%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.96	$ 10.52	$ 7.11	$ 12.39	$ 13.30
Income from Investment Operations
Net investment income (loss) E	(.02)	.07	.06	.07	.12	.10
Net realized and unrealized gain (loss)	.27	(.13) G	1.54	3.50	(4.85)	(.61)
Total from investment operations	.25	(.06)	1.60	3.57	(4.73)	(.51)
Distributions from net investment income	-	(.08)	(.06)	(.08)	(.11)	(.08)
Distributions from net realized gain	-	(.18)	(.10)	(.08)	(.45)	(.32)
Total distributions	-	(.25) J	(.16)	(.16)	(.55) I	(.40)
Net asset value, end of period	$ 11.90	$ 11.65	$ 11.96	$ 10.52	$ 7.11	$ 12.39
Total Return B,C,D	2.15%	(.29)%	15.33%	50.28%	(39.70)%	(4.10)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.64%	.51%	.76%	1.29%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,780	$ 38,614	$ 36,389	$ 30,994	$ 17,821	$ 23,168
Portfolio turnover rate	8% A	13%	30%	16%	21%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 12.17	$ 10.69	$ 7.21	$ 12.57	$ 13.49
Income from Investment Operations
Net investment income (loss) D	.04	.19	.17	.17	.22	.24
Net realized and unrealized gain (loss)	.27	(.14) F	1.57	3.55	(4.93)	(.62)
Total from investment operations	.31	.05	1.74	3.72	(4.71)	(.38)
Distributions from net investment income	(.02)	(.17)	(.16)	(.16)	(.21)	(.20)
Distributions from net realized gain	-	(.19)	(.11)	(.08)	(.45)	(.34)
Total distributions	(.02)	(.36)	(.26) I	(.24)	(.65) H	(.54)
Net asset value, end of period	$ 12.15	$ 11.86	$ 12.17	$ 10.69	$ 7.21	$ 12.57
Total Return B,C	2.62%	.71%	16.51%	51.81%	(39.08)%	(3.19)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.71% A	1.64%	1.51%	1.76%	2.29%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 426,855	$ 360,580	$ 218,092	$ 97,629	$ 43,667	$ 34,162
Portfolio turnover rate	8% A	13%	30%	16%	21%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share. ITotal distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.1	8.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.1	5.3
Fidelity Advisor Growth & Income Fund Institutional Class	7.4	7.6
Fidelity Advisor Large Cap Fund Institutional Class	6.8	7.4
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.5
Fidelity Series 100 Index Fund	5.0	6.5
Fidelity Series All-Sector Equity Fund	10.6	10.3
Fidelity Series Large Cap Value Fund	10.0	9.9
Fidelity Series Real Estate Equity Fund	0.8	0.4
Fidelity Series Small Cap Opportunities Fund	2.5	2.5
	51.6	52.4
Developed International Equity Funds
Fidelity Series International Growth Fund	7.8	7.7
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.7	7.6
	17.1	16.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	5.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.4	0.3
Fidelity Series High Income Fund	7.3	7.3
Fidelity Series Real Estate Income Fund	0.2	0.2
	8.6	8.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.7	8.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.1%
Domestic Equity Funds	51.6%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.6%
Investment Grade Bond Funds	8.7%

Six months ago
Commodity Funds	8.7%
Domestic Equity Funds	52.4%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	8.5%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.4%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund	17,446,678	$ 164,173,238
Domestic Equity Funds - 51.6%
Fidelity Advisor Equity Growth Fund Institutional Class	1,635,476	110,476,435
Fidelity Advisor Growth & Income Fund Institutional Class	6,542,727	133,209,920
Fidelity Advisor Large Cap Fund Institutional Class	5,619,602	122,844,507
Fidelity Advisor Small Cap Fund Institutional Class	1,854,625	43,973,160
Fidelity Series 100 Index Fund	8,563,838	89,149,557
Fidelity Series All-Sector Equity Fund	14,574,569	190,635,364
Fidelity Series Large Cap Value Fund	15,773,294	180,446,478
Fidelity Series Real Estate Equity Fund	1,110,106	13,432,278
Fidelity Series Small Cap Opportunities Fund	4,075,586	45,605,812
TOTAL DOMESTIC EQUITY FUNDS		929,773,511
TOTAL DOMESTIC EQUITY FUNDS (Cost $996,354,246)		1,093,946,749
International Equity Funds - 22.0%

Developed International Equity Funds - 17.1%
Fidelity Series International Growth Fund	12,098,214	139,976,334
Fidelity Series International Small Cap Fund	2,330,124	28,544,022
Fidelity Series International Value Fund	15,446,709	139,792,718
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		308,313,074

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	5,426,487	$ 88,071,892
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $377,410,614)		396,384,966
Bond Funds - 17.3%

High Yield Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund	1,178,144	12,853,546
Fidelity Series Floating Rate High Income Fund	609,171	6,512,043
Fidelity Series High Income Fund	12,933,493	132,180,293
Fidelity Series Real Estate Income Fund	330,797	3,704,921
TOTAL HIGH YIELD BOND FUNDS		155,250,803
Investment Grade Bond Funds - 8.7%
Fidelity Series Investment Grade Bond Fund	13,044,831	157,320,660
TOTAL BOND FUNDS (Cost $300,866,837)		312,571,463
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,674,631,697)		1,802,903,178
NET OTHER ASSETS (LIABILITIES) - 0.0%		(396,783)
NET ASSETS - 100%		$ 1,802,506,395
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,674,631,697) - See accompanying schedule		$ 1,802,903,178
Cash		7
Receivable for investments sold		1,201,488
Receivable for fund shares sold		4,000,420
Receivable from affiliate for expense reductions		2,758
Total assets		1,808,107,851

Liabilities
Payable for investments purchased	$ 3,962
Payable for fund shares redeemed	5,197,950
Distribution and service plan fees payable	399,544
Total liabilities		5,601,456

Net Assets		$ 1,802,506,395
Net Assets consist of:
Paid in capital		$ 1,688,501,336
Undistributed net investment income		3,411,976
Accumulated undistributed net realized gain (loss) on investments		(17,678,398)
Net unrealized appreciation (depreciation) on investments		128,271,481
Net Assets		$ 1,802,506,395

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,045,542,760 ÷ 81,051,396 shares)		$ 12.90

Maximum offering price per share (100/94.25 of $12.90)		$ 13.69
Class T: Net Asset Value and redemption price per share ($265,647,270 ÷ 20,654,180 shares)		$ 12.86

Maximum offering price per share (100/96.50 of $12.86)		$ 13.33
Class B: Net Asset Value and offering price per share ($27,403,239 ÷ 2,150,685 shares)A		$ 12.74

Class C: Net Asset Value and offering price per share ($57,931,704 ÷ 4,557,268 shares)A		$ 12.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($405,981,422 ÷ 31,310,270 shares)		$ 12.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 5,936,597

Expenses
Distribution and service plan fees	$ 2,269,039
Independent trustees' compensation	2,938
Total expenses before reductions	2,271,977
Expense reductions	(2,938)	2,269,039
Net investment income (loss)		3,667,558
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,989,929)
Capital gain distributions from underlying funds	1,901,945
Total net realized gain (loss)		(2,087,984)
Change in net unrealized appreciation (depreciation) on underlying funds		43,995,740
Net gain (loss)		41,907,756
Net increase (decrease) in net assets resulting from operations		$ 45,575,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,667,558	$ 19,663,939
Net realized gain (loss)	(2,087,984)	18,013,632
Change in net unrealized appreciation (depreciation)	43,995,740	(22,180,489)
Net increase (decrease) in net assets resulting from operations	45,575,314	15,497,082
Distributions to shareholders from net investment income	(1,709,764)	(18,881,497)
Distributions to shareholders from net realized gain	-	(25,268,073)
Total distributions	(1,709,764)	(44,149,570)
Share transactions - net increase (decrease)	87,113,780	229,257,376
Total increase (decrease) in net assets	130,979,330	200,604,888

Net Assets
Beginning of period	1,671,527,065	1,470,922,177
End of period (including undistributed net investment income of $3,411,976 and undistributed net investment income of $1,454,182, respectively)	$ 1,802,506,395	$ 1,671,527,065

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.95	$ 11.37	$ 7.59	$ 13.57	$ 14.69
Income from Investment Operations
Net investment income (loss) E	.03	.17	.15	.15	.21	.22
Net realized and unrealized gain (loss)	.28	(.15)	1.69	3.87	(5.44)	(.74)
Total from investment operations	.31	.02	1.84	4.02	(5.23)	(.52)
Distributions from net investment income	(.01)	(.16)	(.15)	(.15)	(.20)	(.20)
Distributions from net realized gain	-	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.01)	(.37)	(.26)	(.24)	(.75) H	(.60)
Net asset value, end of period	$ 12.90	$ 12.60	$ 12.95	$ 11.37	$ 7.59	$ 13.57
Total Return B,C,D	2.49%	.38%	16.38%	53.15%	(40.42)%	(3.92)%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46% A	1.38%	1.25%	1.52%	2.02%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,045,543	$ 967,348	$ 865,008	$ 670,673	$ 342,357	$ 428,381
Portfolio turnover rate	9% A	14%	38%	18%	18%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.92	$ 11.34	$ 7.57	$ 13.54	$ 14.64
Income from Investment Operations
Net investment income (loss) E	.01	.14	.12	.13	.18	.18
Net realized and unrealized gain (loss)	.29	(.16)	1.68	3.86	(5.43)	(.72)
Total from investment operations	.30	(.02)	1.80	3.99	(5.25)	(.54)
Distributions from net investment income	(.01)	(.13)	(.11)	(.13)	(.17)	(.16)
Distributions from net realized gain	-	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.01)	(.33) I	(.22)	(.22)	(.72) H	(.56)
Net asset value, end of period	$ 12.86	$ 12.57	$ 12.92	$ 11.34	$ 7.57	$ 13.54
Total Return B,C,D	2.35%	.12%	16.06%	52.83%	(40.61)%	(4.05)%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21% A	1.13%	1.00%	1.27%	1.77%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,647	$ 262,944	$ 276,335	$ 300,594	$ 181,917	$ 238,675
Portfolio turnover rate	9% A	14%	38%	18%	18%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share. ITotal distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.82	$ 11.26	$ 7.52	$ 13.42	$ 14.53
Income from Investment Operations
Net investment income (loss) E	(.02)	.08	.06	.08	.13	.11
Net realized and unrealized gain (loss)	.28	(.15)	1.66	3.83	(5.37)	(.73)
Total from investment operations	.26	(.07)	1.72	3.91	(5.24)	(.62)
Distributions from net investment income	-	(.07)	(.06)	(.08)	(.11)	(.10)
Distributions from net realized gain	-	(.20)	(.10)	(.09)	(.55)	(.39)
Total distributions	-	(.27)	(.16)	(.17)	(.66) H	(.49)
Net asset value, end of period	$ 12.74	$ 12.48	$ 12.82	$ 11.26	$ 7.52	$ 13.42
Total Return B,C,D	2.08%	(.36)%	15.43%	52.08%	(40.85)%	(4.59)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.63%	.50%	.77%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,403	$ 31,574	$ 41,935	$ 43,773	$ 29,479	$ 50,827
Portfolio turnover rate	9% A	14%	38%	18%	18%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.80	$ 11.25	$ 7.51	$ 13.42	$ 14.52
Income from Investment Operations
Net investment income (loss) E	(.02)	.08	.06	.08	.13	.11
Net realized and unrealized gain (loss)	.28	(.15)	1.66	3.83	(5.37)	(.72)
Total from investment operations	.26	(.07)	1.72	3.91	(5.24)	(.61)
Distributions from net investment income	-	(.08)	(.07)	(.08)	(.12)	(.10)
Distributions from net realized gain	-	(.20)	(.10)	(.09)	(.55)	(.39)
Total distributions	-	(.28)	(.17)	(.17)	(.67) H	(.49)
Net asset value, end of period	$ 12.71	$ 12.45	$ 12.80	$ 11.25	$ 7.51	$ 13.42
Total Return B,C,D	2.09%	(.35)%	15.39%	52.18%	(40.91)%	(4.54)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.63%	.50%	.77%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,932	$ 56,910	$ 58,416	$ 53,334	$ 34,036	$ 54,549
Portfolio turnover rate	9% A	14%	38%	18%	18%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 13.00	$ 11.42	$ 7.62	$ 13.62	$ 14.74
Income from Investment Operations
Net investment income (loss) D	.04	.20	.18	.18	.23	.25
Net realized and unrealized gain (loss)	.30	(.16)	1.69	3.88	(5.45)	(.74)
Total from investment operations	.34	.04	1.87	4.06	(5.22)	(.49)
Distributions from net investment income	(.02)	(.19)	(.18)	(.17)	(.22)	(.23)
Distributions from net realized gain	-	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.02)	(.39) I	(.29)	(.26)	(.78) H	(.63)
Net asset value, end of period	$ 12.97	$ 12.65	$ 13.00	$ 11.42	$ 7.62	$ 13.62
Total Return B,C	2.70%	.61%	16.57%	53.53%	(40.24)%	(3.70)%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.71% A	1.63%	1.50%	1.77%	2.27%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 405,981	$ 352,751	$ 229,228	$ 126,440	$ 56,940	$ 46,457
Portfolio turnover rate	9% A	14%	38%	18%	18%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FAmount represents less than .01%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share. ITotal distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.4	9.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	5.4
Fidelity Advisor Growth & Income Fund Institutional Class	7.6	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.0	7.6
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.6
Fidelity Series 100 Index Fund	5.1	6.6
Fidelity Series All-Sector Equity Fund	10.8	10.6
Fidelity Series Large Cap Value Fund	10.3	10.1
Fidelity Series Real Estate Equity Fund	0.7	0.4
Fidelity Series Small Cap Opportunities Fund	2.6	2.5
	52.9	53.5
Developed International Equity Funds
Fidelity Series International Growth Fund	8.0	8.0
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	8.0	7.8
	17.6	17.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.1	5.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.2	0.2
Fidelity Series High Income Fund	9.1	9.1
Fidelity Series Real Estate Income Fund	0.1	0.1
	10.1	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	4.9	4.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	4.9%

Six months ago
Commodity Funds	9.1%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	4.7%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.8%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	5.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund	7,533,816	$ 70,893,207
Domestic Equity Funds - 52.9%
Fidelity Advisor Equity Growth Fund Institutional Class	701,344	47,375,781
Fidelity Advisor Growth & Income Fund Institutional Class	2,804,348	57,096,528
Fidelity Advisor Large Cap Fund Institutional Class	2,408,384	52,647,266
Fidelity Advisor Small Cap Fund Institutional Class	797,347	18,905,087
Fidelity Series 100 Index Fund	3,669,779	38,202,404
Fidelity Series All-Sector Equity Fund	6,247,095	81,712,002
Fidelity Series Large Cap Value Fund	6,762,294	77,360,639
Fidelity Series Real Estate Equity Fund	475,647	5,755,327
Fidelity Series Small Cap Opportunities Fund	1,749,139	19,572,865
TOTAL DOMESTIC EQUITY FUNDS		398,627,899
TOTAL DOMESTIC EQUITY FUNDS (Cost $413,962,319)		469,521,106
International Equity Funds - 22.7%

Developed International Equity Funds - 17.6%
Fidelity Series International Growth Fund	5,205,629	60,229,125
Fidelity Series International Small Cap Fund	1,001,517	12,268,586
Fidelity Series International Value Fund	6,657,651	60,251,744
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		132,749,455

	Shares	Value
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund	2,340,258	$ 37,982,383
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $163,424,238)		170,731,838
Bond Funds - 15.0%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	468,404	5,110,290
Fidelity Series Floating Rate High Income Fund	125,873	1,345,586
Fidelity Series High Income Fund	6,746,625	68,950,511
Fidelity Series Real Estate Income Fund	72,985	817,430
TOTAL HIGH YIELD BOND FUNDS		76,223,817
Investment Grade Bond Funds - 4.9%
Fidelity Series Investment Grade Bond Fund	3,061,204	36,918,123
TOTAL BOND FUNDS (Cost $108,773,316)		113,141,940
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $686,159,873)		753,394,884
NET OTHER ASSETS (LIABILITIES) - 0.0%		(137,370)
NET ASSETS - 100%		$ 753,257,514
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $686,159,873) - See accompanying schedule		$ 753,394,884
Cash		7
Receivable for investments sold		25,337
Receivable for fund shares sold		1,591,514
Receivable from affiliate for expense reductions		1,435
Total assets		755,013,177

Liabilities
Payable for investments purchased	$ 639,221
Payable for fund shares redeemed	977,629
Distribution and service plan fees payable	138,813
Total liabilities		1,755,663

Net Assets		$ 753,257,514
Net Assets consist of:
Paid in capital		$ 686,198,363
Undistributed net investment income		1,475,405
Accumulated undistributed net realized gain (loss) on investments		(1,651,265)
Net unrealized appreciation (depreciation) on investments		67,235,011
Net Assets		$ 753,257,514

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($464,687,920 ÷ 46,960,574 shares)		$ 9.90

Maximum offering price per share (100/94.25 of $9.90)		$ 10.50
Class T: Net Asset Value and redemption price per share ($73,258,694 ÷ 7,435,025 shares)		$ 9.85

Maximum offering price per share (100/96.50 of $9.85)		$ 10.21
Class B: Net Asset Value and offering price per share ($3,618,841 ÷ 368,749 shares)A		$ 9.81

Class C: Net Asset Value and offering price per share ($10,913,622 ÷ 1,114,757 shares)A		$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($200,778,437 ÷ 20,195,813 shares)		$ 9.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 2,366,191

Expenses
Distribution and service plan fees	$ 756,067
Independent trustees' compensation	1,165
Total expenses before reductions	757,232
Expense reductions	(1,165)	756,067
Net investment income (loss)		1,610,124
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(490,733)
Capital gain distributions from underlying funds	803,750
Total net realized gain (loss)		313,017
Change in net unrealized appreciation (depreciation) on underlying funds		18,656,024
Net gain (loss)		18,969,041
Net increase (decrease) in net assets resulting from operations		$ 20,579,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,610,124	$ 7,359,765
Net realized gain (loss)	313,017	20,295,934
Change in net unrealized appreciation (depreciation)	18,656,024	(17,147,846)
Net increase (decrease) in net assets resulting from operations	20,579,165	10,507,853
Distributions to shareholders from net investment income	(738,590)	(7,058,225)
Distributions to shareholders from net realized gain	(8,081,002)	(8,884,925)
Total distributions	(8,819,592)	(15,943,150)
Share transactions - net increase (decrease)	98,726,581	170,603,885
Total increase (decrease) in net assets	110,486,154	165,168,588

Net Assets
Beginning of period	642,771,360	477,602,772
End of period (including undistributed net investment income of $1,475,405 and undistributed net investment income of $603,871, respectively)	$ 753,257,514	$ 642,771,360

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 10.08	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Income from Investment Operations
Net investment income (loss) E	.02	.13	.12	.12	.16	.16
Net realized and unrealized gain (loss)	.22	(.14) G	1.33	3.02	(4.29)	(.57)
Total from investment operations	.24	(.01)	1.45	3.14	(4.13)	(.41)
Distributions from net investment income	(.01)	(.12)	(.11)	(.11)	(.14)	(.11)
Distributions from net realized gain	(.12)	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.13)	(.28)	(.19)	(.18)	(.40)	(.25) I
Net asset value, end of period	$ 9.90	$ 9.79	$ 10.08	$ 8.82	$ 5.86	$ 10.39
Total Return B,C,D	2.52%	.12%	16.67%	53.81%	(40.93)%	(3.96)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.45% A	1.41%	1.35%	1.53%	2.12%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 464,688	$ 403,850	$ 320,731	$ 205,405	$ 81,985	$ 61,721
Portfolio turnover rate	7% A	11%	32%	14%	18%	22%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.04	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Income from Investment Operations
Net investment income (loss) E	.01	.11	.10	.10	.14	.13
Net realized and unrealized gain (loss)	.21	(.15) G	1.32	3.02	(4.28)	(.57)
Total from investment operations	.22	(.04)	1.42	3.12	(4.14)	(.44)
Distributions from net investment income	- I	(.10)	(.09)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.12)	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.12)	(.25) K	(.17)	(.17)	(.38)	(.23) J
Net asset value, end of period	$ 9.85	$ 9.75	$ 10.04	$ 8.79	$ 5.84	$ 10.36
Total Return B,C,D	2.36%	(.15)%	16.36%	53.52%	(41.08)%	(4.23)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.20% A	1.16%	1.10%	1.28%	1.87%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,259	$ 62,438	$ 60,268	$ 43,326	$ 18,065	$ 11,746
Portfolio turnover rate	7% A	11%	32%	14%	18%	22%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. IAmount represents less than $.01 per share. JTotal distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share. KTotal distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 10.01	$ 8.77	$ 5.83	$ 10.33	$ 11.01
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.05	.06	.11	.08
Net realized and unrealized gain (loss)	.21	(.14) G	1.32	3.01	(4.27)	(.57)
Total from investment operations	.20	(.08)	1.37	3.07	(4.16)	(.49)
Distributions from net investment income	-	(.05)	(.05)	(.06)	(.08)	(.06)
Distributions from net realized gain	(.12)	(.15)	(.08)	(.07)	(.26)	(.13)
Total distributions	(.12)	(.20)	(.13)	(.13)	(.34)	(.19) I
Net asset value, end of period	$ 9.81	$ 9.73	$ 10.01	$ 8.77	$ 5.83	$ 10.33
Total Return B,C,D	2.11%	(.62)%	15.71%	52.74%	(41.39)%	(4.65)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.30)% A	.66%	.60%	.78%	1.37%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,619	$ 3,786	$ 4,612	$ 4,089	$ 2,231	$ 2,476
Portfolio turnover rate	7% A	11%	32%	14%	18%	22%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 10.00	$ 8.76	$ 5.82	$ 10.32	$ 11.01
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.05	.06	.11	.08
Net realized and unrealized gain (loss)	.21	(.14) G	1.32	3.01	(4.27)	(.58)
Total from investment operations	.20	(.08)	1.37	3.07	(4.16)	(.50)
Distributions from net investment income	-	(.06)	(.06)	(.06)	(.08)	(.06)
Distributions from net realized gain	(.12)	(.15)	(.08)	(.07)	(.26)	(.13)
Total distributions	(.12)	(.21)	(.13) J	(.13)	(.34)	(.19) I
Net asset value, end of period	$ 9.79	$ 9.71	$ 10.00	$ 8.76	$ 5.82	$ 10.32
Total Return B,C,D	2.12%	(.62)%	15.80%	52.90%	(41.39)%	(4.74)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.30)% A	.66%	.60%	.78%	1.37%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,914	$ 9,926	$ 8,753	$ 6,199	$ 3,027	$ 2,539
Portfolio turnover rate	7% A	11%	32%	14%	18%	22%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share. JTotal distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 10.11	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Income from Investment Operations
Net investment income (loss) D	.03	.16	.15	.14	.18	.19
Net realized and unrealized gain (loss)	.21	(.14) G	1.32	3.04	(4.30)	(.59)
Total from investment operations	.24	.02	1.47	3.18	(4.12)	(.40)
Distributions from net investment income	(.02)	(.14)	(.13)	(.13)	(.16)	(.13)
Distributions from net realized gain	(.12)	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.13) J	(.30)	(.21)	(.20)	(.42)	(.26) I
Net asset value, end of period	$ 9.94	$ 9.83	$ 10.11	$ 8.85	$ 5.87	$ 10.41
Total Return B,C	2.57%	.45%	16.86%	54.35%	(40.81)%	(3.82)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.70% A	1.66%	1.60%	1.78%	2.37%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 200,778	$ 162,772	$ 83,240	$ 32,842	$ 12,078	$ 6,631
Portfolio turnover rate	7% A	11%	32%	14%	18%	22%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FAmount represents less than .01%. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share. JTotal distributions of $.13 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.118 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.6	9.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.4	5.6
Fidelity Advisor Growth & Income Fund Institutional Class	7.7	7.9
Fidelity Advisor Large Cap Fund Institutional Class	7.1	7.8
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.7
Fidelity Series 100 Index Fund	5.2	6.8
Fidelity Series All-Sector Equity Fund	11.1	10.9
Fidelity Series Large Cap Value Fund	10.5	10.4
Fidelity Series Real Estate Equity Fund	0.8	0.4
Fidelity Series Small Cap Opportunities Fund	2.6	2.6
	54.0	55.1
Developed International Equity Funds
Fidelity Series International Growth Fund	8.2	8.2
Fidelity Series International Small Cap Fund	1.6	1.7
Fidelity Series International Value Fund	8.2	8.1
	18.0	18.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.2	5.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.1	0.1
Fidelity Series High Income Fund	9.2	9.1
Fidelity Series Real Estate Income Fund	0.1	0.0*
	10.1	9.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	3.1	2.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.6%
Domestic Equity Funds	54.0%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	3.1%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	55.1%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	2.4%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.6%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund	5,772,102	$ 54,315,475
Domestic Equity Funds - 54.0%
Fidelity Advisor Equity Growth Fund Institutional Class	535,418	36,167,486
Fidelity Advisor Growth & Income Fund Institutional Class	2,141,361	43,598,119
Fidelity Advisor Large Cap Fund Institutional Class	1,839,004	40,200,617
Fidelity Advisor Small Cap Fund Institutional Class	608,185	14,420,062
Fidelity Series 100 Index Fund	2,802,712	29,176,232
Fidelity Series All-Sector Equity Fund	4,770,108	62,393,010
Fidelity Series Large Cap Value Fund	5,163,105	59,065,919
Fidelity Series Real Estate Equity Fund	363,294	4,395,857
Fidelity Series Small Cap Opportunities Fund	1,334,937	14,937,943
TOTAL DOMESTIC EQUITY FUNDS		304,355,245
TOTAL DOMESTIC EQUITY FUNDS (Cost $314,941,762)		358,670,720
International Equity Funds - 23.2%

Developed International Equity Funds - 18.0%
Fidelity Series International Growth Fund	3,983,626	46,090,551
Fidelity Series International Small Cap Fund	766,327	9,387,500
Fidelity Series International Value Fund	5,093,008	46,091,725
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		101,569,776

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund	1,788,815	$ 29,032,467
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $124,594,923)		130,602,243
Bond Funds - 13.2%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	382,156	4,169,323
Fidelity Series Floating Rate High Income Fund	39,699	424,377
Fidelity Series High Income Fund	5,070,375	51,819,232
Fidelity Series Real Estate Income Fund	22,975	257,315
TOTAL HIGH YIELD BOND FUNDS		56,670,247
Investment Grade Bond Funds - 3.1%
Fidelity Series Investment Grade Bond Fund	1,464,140	17,657,531
TOTAL BOND FUNDS (Cost $72,017,087)		74,327,778
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $511,553,772)		563,600,741
NET OTHER ASSETS (LIABILITIES) - 0.0%		(111,778)
NET ASSETS - 100%		$ 563,488,963
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $511,553,772) - See accompanying schedule		$ 563,600,741
Cash		1
Receivable for investments sold		50,863
Receivable for fund shares sold		1,413,492
Receivable from affiliate for expense reductions		1,103
Total assets		565,066,200

Liabilities
Payable for investments purchased	$ 6,188
Payable for fund shares redeemed	1,458,165
Distribution and service plan fees payable	112,884
Total liabilities		1,577,237

Net Assets		$ 563,488,963
Net Assets consist of:
Paid in capital		$ 512,526,352
Undistributed net investment income		909,962
Accumulated undistributed net realized gain (loss) on investments		(1,994,320)
Net unrealized appreciation (depreciation) on investments		52,046,969
Net Assets		$ 563,488,963

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($319,282,966 ÷ 32,535,841 shares)		$ 9.81

Maximum offering price per share (100/94.25 of $9.81)		$ 10.41
Class T: Net Asset Value and redemption price per share ($73,550,101 ÷ 7,519,980 shares)		$ 9.78

Maximum offering price per share (100/96.50 of $9.78)		$ 10.13
Class B: Net Asset Value and offering price per share ($5,456,281 ÷ 561,528 shares)A		$ 9.72

Class C: Net Asset Value and offering price per share ($14,476,286 ÷ 1,489,377 shares)A		$ 9.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($150,723,329 ÷ 15,281,198 shares)		$ 9.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,629,304

Expenses
Distribution and service plan fees	$ 620,321
Independent trustees' compensation	880
Total expenses before reductions	621,201
Expense reductions	(880)	620,321
Net investment income (loss)		1,008,983
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(549,210)
Capital gain distributions from underlying funds	611,762
Total net realized gain (loss)		62,552
Change in net unrealized appreciation (depreciation) on underlying funds		13,717,273
Net gain (loss)		13,779,825
Net increase (decrease) in net assets resulting from operations		$ 14,788,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,008,983	$ 5,163,022
Net realized gain (loss)	62,552	16,208,511
Change in net unrealized appreciation (depreciation)	13,717,273	(15,390,288)
Net increase (decrease) in net assets resulting from operations	14,788,808	5,981,245
Distributions to shareholders from net investment income	(421,791)	(4,903,717)
Distributions to shareholders from net realized gain	(951,830)	(7,127,717)
Total distributions	(1,373,621)	(12,031,434)
Share transactions - net increase (decrease)	59,599,267	133,278,402
Total increase (decrease) in net assets	73,014,454	127,228,213

Net Assets
Beginning of period	490,474,509	363,246,296
End of period (including undistributed net investment income of $909,962 and undistributed net investment income of $322,770, respectively)	$ 563,488,963	$ 490,474,509

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 9.93	$ 8.66	$ 5.67	$ 10.32	$ 11.04
Income from Investment Operations
Net investment income (loss) E	.02	.12	.11	.11	.16	.16
Net realized and unrealized gain (loss)	.21	(.17) G	1.34	3.05	(4.39)	(.60)
Total from investment operations	.23	(.05)	1.45	3.16	(4.23)	(.44)
Distributions from net investment income	(.01)	(.11)	(.11)	(.10)	(.13)	(.11)
Distributions from net realized gain	(.02)	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.03)	(.27)	(.18) J	(.17)	(.42) I	(.28)
Net asset value, end of period	$ 9.81	$ 9.61	$ 9.93	$ 8.66	$ 5.67	$ 10.32
Total Return B,C,D	2.37%	(.22)%	16.99%	55.94%	(42.30)%	(4.27)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.39% A	1.32%	1.23%	1.43%	2.04%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,283	$ 280,478	$ 220,549	$ 137,716	$ 57,591	$ 55,250
Portfolio turnover rate	9% A	12%	36%	15%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share. JTotal distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.90	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.01	.10	.09	.09	.14	.13
Net realized and unrealized gain (loss)	.21	(.17) G	1.33	3.05	(4.37)	(.59)
Total from investment operations	.22	(.07)	1.42	3.14	(4.23)	(.46)
Distributions from net investment income	-	(.09)	(.09)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.02)	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.02)	(.25)	(.16) J	(.16)	(.41) I	(.26)
Net asset value, end of period	$ 9.78	$ 9.58	$ 9.90	$ 8.64	$ 5.66	$ 10.30
Total Return B,C,D	2.29%	(.48)%	16.66%	55.57%	(42.41)%	(4.45)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.14% A	1.07%	.98%	1.18%	1.79%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,550	$ 64,512	$ 61,195	$ 46,449	$ 21,186	$ 15,147
Portfolio turnover rate	9% A	12%	36%	15%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share. JTotal distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.86	$ 8.60	$ 5.64	$ 10.26	$ 11.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.04	.05	.10	.07
Net realized and unrealized gain (loss)	.22	(.17) G	1.34	3.03	(4.35)	(.59)
Total from investment operations	.20	(.12)	1.38	3.08	(4.25)	(.52)
Distributions from net investment income	-	(.05)	(.05)	(.05)	(.08)	(.06)
Distributions from net realized gain	(.02)	(.15)	(.07)	(.07)	(.29)	(.16)
Total distributions	(.02)	(.20)	(.12)	(.12)	(.37) I	(.22)
Net asset value, end of period	$ 9.72	$ 9.54	$ 9.86	$ 8.60	$ 5.64	$ 10.26
Total Return B,C,D	2.09%	(1.06)%	16.16%	54.72%	(42.71)%	(4.93)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.36)% A	.57%	.48%	.68%	1.29%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,456	$ 5,643	$ 6,704	$ 5,847	$ 3,078	$ 3,414
Portfolio turnover rate	9% A	12%	36%	15%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.87	$ 8.61	$ 5.63	$ 10.25	$ 11.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.04	.05	.10	.07
Net realized and unrealized gain (loss)	.22	(.18) G	1.34	3.05	(4.35)	(.59)
Total from investment operations	.20	(.13)	1.38	3.10	(4.25)	(.52)
Distributions from net investment income	-	(.05)	(.05)	(.05)	(.08)	(.07)
Distributions from net realized gain	(.02)	(.15)	(.07)	(.07)	(.29)	(.16)
Total distributions	(.02)	(.20)	(.12)	(.12)	(.37) I	(.23)
Net asset value, end of period	$ 9.72	$ 9.54	$ 9.87	$ 8.61	$ 5.63	$ 10.25
Total Return B,C,D	2.09%	(1.08)%	16.16%	55.15%	(42.74)%	(4.99)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.36)% A	.57%	.48%	.68%	1.29%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,476	$ 13,344	$ 12,014	$ 9,646	$ 5,436	$ 5,380
Portfolio turnover rate	9% A	12%	36%	15%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.97	$ 8.70	$ 5.68	$ 10.35	$ 11.06
Income from Investment Operations
Net investment income (loss) D	.03	.15	.13	.13	.17	.18
Net realized and unrealized gain (loss)	.21	(.18) F	1.34	3.08	(4.40)	(.59)
Total from investment operations	.24	(.03)	1.47	3.21	(4.23)	(.41)
Distributions from net investment income	(.01)	(.13)	(.13)	(.12)	(.15)	(.13)
Distributions from net realized gain	(.02)	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.03)	(.29)	(.20) J	(.19)	(.44) I	(.30)
Net asset value, end of period	$ 9.86	$ 9.65	$ 9.97	$ 8.70	$ 5.68	$ 10.35
Total Return B,C	2.52%	.02%	17.17%	56.66%	(42.22)%	(4.02)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.64% A	1.57%	1.48%	1.68%	2.29%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,723	$ 126,497	$ 62,785	$ 40,214	$ 15,010	$ 6,882
Portfolio turnover rate	9% A	12%	36%	15%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share. JTotal distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.9	9.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	5.6
Fidelity Advisor Growth & Income Fund Institutional Class	8.0	7.8
Fidelity Advisor Large Cap Fund Institutional Class	7.4	7.8
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.8
Fidelity Series 100 Index Fund	5.3	6.8
Fidelity Series All-Sector Equity Fund	11.4	11.2
Fidelity Series Large Cap Value Fund	10.8	10.8
Fidelity Series Real Estate Equity Fund	0.8	0.5
Fidelity Series Small Cap Opportunities Fund	2.8	2.8
	55.9	56.1
Developed International Equity Funds
Fidelity Series International Growth Fund	8.4	8.5
Fidelity Series International Small Cap Fund	1.7	1.7
Fidelity Series International Value Fund	8.5	8.4
	18.6	18.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.5	5.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.8
Fidelity Series Floating Rate High Income Fund	0.0*	0.0*
Fidelity Series High Income Fund	9.0	9.1
Fidelity Series Real Estate Income Fund	0.0*	0.0*
	9.8	9.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.3	0.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	0.3%

Six months ago
Commodity Funds	9.7%
Domestic Equity Funds	56.1%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.2%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.8%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund	276,285	$ 2,599,844
Domestic Equity Funds - 55.9%
Fidelity Advisor Equity Growth Fund Institutional Class	25,901	1,749,597
Fidelity Advisor Growth & Income Fund Institutional Class	103,120	2,099,524
Fidelity Advisor Large Cap Fund Institutional Class	88,408	1,932,605
Fidelity Advisor Small Cap Fund Institutional Class	30,000	711,290
Fidelity Series 100 Index Fund	134,794	1,403,211
Fidelity Series All-Sector Equity Fund	229,870	3,006,696
Fidelity Series Large Cap Value Fund	249,193	2,850,766
Fidelity Series Real Estate Equity Fund	17,517	211,950
Fidelity Series Small Cap Opportunities Fund	64,925	726,512
TOTAL DOMESTIC EQUITY FUNDS		14,692,151
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,611,920)		17,291,995
International Equity Funds - 24.1%

Developed International Equity Funds - 18.6%
Fidelity Series International Growth Fund	190,804	2,207,603
Fidelity Series International Small Cap Fund	36,301	444,685
Fidelity Series International Value Fund	247,939	2,243,848
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		4,896,136

	Shares	Value
Emerging Markets Equity Funds - 5.5%
Fidelity Series Emerging Markets Fund	88,208	$ 1,431,622
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,145,448)		6,327,758
Bond Funds - 10.1%

High Yield Bond Funds - 9.8%
Fidelity Series Emerging Markets Debt Fund	18,938	206,612
Fidelity Series Floating Rate High Income Fund	183	1,960
Fidelity Series High Income Fund	231,922	2,370,246
Fidelity Series Real Estate Income Fund	294	3,293
TOTAL HIGH YIELD BOND FUNDS		2,582,111
Investment Grade Bond Funds - 0.3%
Fidelity Series Investment Grade Bond Fund	6,319	76,205
TOTAL BOND FUNDS (Cost $2,592,318)		2,658,316
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $25,349,686)		26,278,069
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,640)
NET ASSETS - 100%		$ 26,273,429
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $25,349,686) - See accompanying schedule		$ 26,278,069
Receivable for fund shares sold		420,840
Receivable from affiliate for expense reductions		124
Total assets		26,699,033

Liabilities
Payable for investments purchased	$ 268,772
Payable for fund shares redeemed	152,063
Distribution and service plan fees payable	4,769
Total liabilities		425,604

Net Assets		$ 26,273,429
Net Assets consist of:
Paid in capital		$ 25,313,465
Undistributed net investment income		23,997
Accumulated undistributed net realized gain (loss) on investments		7,584
Net unrealized appreciation (depreciation) on investments		928,383
Net Assets		$ 26,273,429

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,265,161 ÷ 1,436,012 shares)		$ 9.93

Maximum offering price per share (100/94.25 of $9.93)		$ 10.54
Class T: Net Asset Value and redemption price per share ($3,483,435 ÷ 351,134 shares)		$ 9.92

Maximum offering price per share (100/96.50 of $9.92)		$ 10.28
Class C: Net Asset Value and offering price per share ($742,962 ÷ 75,177 shares)A		$ 9.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,781,871 ÷ 781,882 shares)		$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 45,161

Expenses
Distribution and service plan fees	$ 19,959
Independent trustees' compensation	23
Total expenses before reductions	19,982
Expense reductions	(23)	19,959
Net investment income (loss)		25,202
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,266)
Capital gain distributions from underlying funds	26,548
Total net realized gain (loss)		19,282
Change in net unrealized appreciation (depreciation) on underlying funds		1,018,935
Net gain (loss)		1,038,217
Net increase (decrease) in net assets resulting from operations		$ 1,063,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,202	$ 56,691
Net realized gain (loss)	19,282	124,116
Change in net unrealized appreciation (depreciation)	1,018,935	(90,552)
Net increase (decrease) in net assets resulting from operations	1,063,419	90,255
Distributions to shareholders from net investment income	(3,426)	(53,298)
Distributions to shareholders from net realized gain	(57,688)	(79,300)
Total distributions	(61,114)	(132,598)
Share transactions - net increase (decrease)	17,542,980	7,770,487
Total increase (decrease) in net assets	18,545,285	7,728,144

Net Assets
Beginning of period	7,728,144	-
End of period (including undistributed net investment income of $23,997 and undistributed net investment income of $2,221, respectively)	$ 26,273,429	$ 7,728,144

Financial Highlights - Class A

	Six months ended September 30, 2012	Period ended March 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11
Net realized and unrealized gain (loss)	.22	(.11) G
Total from investment operations	.23	-
Distributions from net investment income	- J	(.11)
Distributions from net realized gain	(.05)	(.15)
Total distributions	(.05)	(.25) K
Net asset value, end of period	$ 9.93	$ 9.75
Total Return B,C,D	2.42%	.29%
Ratios to Average Net Assets F,I
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	.32% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,265	$ 2,655
Portfolio turnover rate	5% A	18% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 1, 2011 (commencement of operations) to March 31, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Amount represents less than $.01 per share. K Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Period ended March 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.09
Net realized and unrealized gain (loss)	.22	(.10) G
Total from investment operations	.22	(.01)
Distributions from net investment income	-	(.09)
Distributions from net realized gain	(.05)	(.15)
Total distributions	(.05)	(.24)
Net asset value, end of period	$ 9.92	$ 9.75
Total Return B,C,D	2.28%	.12%
Ratios to Average Net Assets F,I
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	.07% A	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,483	$ 1,444
Portfolio turnover rate	5% A	18% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 1, 2011 (commencement of operations) to March 31, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended September 30, 2012	Period ended March 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.05
Net realized and unrealized gain (loss)	.21	(.10) G
Total from investment operations	.19	(.05)
Distributions from net investment income	-	(.06)
Distributions from net realized gain	(.05)	(.15)
Total distributions	(.05)	(.21)
Net asset value, end of period	$ 9.88	$ 9.74
Total Return B,C,D	1.97%	(.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	(.43)% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 743	$ 1,127
Portfolio turnover rate	5% A	18% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 1, 2011 (commencement of operations) to March 31, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Period ended March 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.13
Net realized and unrealized gain (loss)	.21	(.11) G
Total from investment operations	.24	.02
Distributions from net investment income	(.01)	(.12)
Distributions from net realized gain	(.05)	(.15)
Total distributions	(.05) K	(.26) J
Net asset value, end of period	$ 9.95	$ 9.76
Total Return B,C	2.54%	.51%
Ratios to Average Net Assets E,I
Expenses before reductions F	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.57% A	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,782	$ 2,503
Portfolio turnover rate	5% A	18% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the Underlying Funds. F Amount represents less than .01%. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 1, 2011 (commencement of operations) to March 31, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.049 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund(the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 298,034,756	$ 21,567,017	$ (1,008,372)	$ 20,558,645
Advisor Freedom 2005	265,874,079	23,467,806	(1,655,397)	21,812,409
Advisor Freedom 2010	815,381,687	76,466,149	(7,464,342)	69,001,807
Advisor Freedom 2015	1,669,814,998	185,283,818	(14,711,261)	170,572,557
Advisor Freedom 2020	2,772,035,082	272,600,798	(30,563,929)	242,036,869
Advisor Freedom 2025	2,348,639,526	273,928,124	(32,478,321)	241,449,803
Advisor Freedom 2030	2,430,736,838	250,202,517	(35,308,089)	214,894,428
Advisor Freedom 2035	1,641,340,494	196,104,011	(29,769,089)	166,334,922
Advisor Freedom 2040	1,679,938,824	153,852,057	(30,887,703)	122,964,354
Advisor Freedom 2045	688,379,208	78,143,819	(13,128,143)	65,015,676
Advisor Freedom 2050	513,989,969	59,962,755	(10,351,983)	49,610,772
Advisor Freedom 2055	25,368,073	1,230,923	(320,927)	909,996

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At March 31, 2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Advisor Freedom 2005	$ (3,745,727)	$ -	$ (4,680,468)	$ (8,426,195)
Advisor Freedom 2010	(5,303,118)	(3,389,708)	(30,283,526)	(38,976,352)
Advisor Freedom 2015	(12,200,505)	-	(34,728,327)	(46,928,832)
Advisor Freedom 2020	(2,152,254)	-	(76,387,841)	(78,540,095)
Advisor Freedom 2025	(12,715,917)	-	(41,149,901)	(53,865,818)
Advisor Freedom 2030	(343,841)	-	(76,889,926)	(77,233,767)
Advisor Freedom 2035	(5,768,526)	-	(28,322,021)	(34,090,547)
Advisor Freedom 2040	(8,343,013)	-	-	(8,343,013)
	No expiration
	Long-term	Total capital loss carryforward
Advisor Freedom 2005	$ -	$ (8,426,195)
Advisor Freedom 2010	-	(38,976,352)
Advisor Freedom 2015	-	(46,928,832)
Advisor Freedom 2020	-	(78,540,095)
Advisor Freedom 2025	-	(53,865,818)
Advisor Freedom 2030	-	(77,233,767)
Advisor Freedom 2035	-	(34,090,547)
Advisor Freedom 2040	(2,255,144)	(10,598,157)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	24,062,945	14,347,644
Advisor Freedom 2005	32,057,016	22,697,697
Advisor Freedom 2010	48,196,139	71,825,981
Advisor Freedom 2015	125,361,525	83,136,862
Advisor Freedom 2020	232,498,758	110,667,020
Advisor Freedom 2025	256,605,984	90,621,740
Advisor Freedom 2030	235,023,708	100,065,878
Advisor Freedom 2035	187,678,804	65,986,776
Advisor Freedom 2040	168,839,948	77,852,200
Advisor Freedom 2045	115,800,208	23,462,844
Advisor Freedom 2050	82,386,334	22,528,457
Advisor Freedom 2055	17,913,064	376,681

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 211,084	$ 9,518
Class T	.25%	.25%	135,558	93
Class B	.75%	.25%	13,655	10,244
Class C	.75%	.25%	85,472	8,269
			$ 445,769	$ 28,124
Advisor Freedom 2005
Class A	0%	.25%	$ 239,623	$ 28,880
Class T	.25%	.25%	51,990	132
Class B	.75%	.25%	7,440	5,586
Class C	.75%	.25%	38,162	2,828
			$ 337,215	$ 37,426
Advisor Freedom 2010
Class A	0%	.25%	$ 670,397	$ 78,139
Class T	.25%	.25%	314,966	1,319
Class B	.75%	.25%	40,251	30,198
Class C	.75%	.25%	187,376	11,350
			$ 1,212,990	$ 121,006
Advisor Freedom 2015
Class A	0%	.25%	$ 1,367,022	$ 158,125
Class T	.25%	.25%	521,100	540
Class B	.75%	.25%	105,902	79,457
Class C	.75%	.25%	341,272	30,369
			$ 2,335,296	$ 268,491

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2020	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 2,186,445	$ 217,119
Class T	.25%	.25%	953,967	57
Class B	.75%	.25%	194,094	145,611
Class C	.75%	.25%	478,376	46,842
			$ 3,812,882	$ 409,629
Advisor Freedom 2025
Class A	0%	.25%	$ 1,941,343	$ 249,035
Class T	.25%	.25%	640,291	149
Class B	.75%	.25%	132,427	99,362
Class C	.75%	.25%	325,685	35,964
			$ 3,039,746	$ 384,510
Advisor Freedom 2030
Class A	0%	.25%	$ 1,889,048	$ 185,275
Class T	.25%	.25%	823,180	-
Class B	.75%	.25%	154,377	115,831
Class C	.75%	.25%	328,295	38,232
			$ 3,194,900	$ 339,338
Advisor Freedom 2035
Class A	0%	.25%	$ 1,322,337	$ 156,502
Class T	.25%	.25%	419,415	1
Class B	.75%	.25%	99,516	74,742
Class C	.75%	.25%	187,773	23,686
			$ 2,029,041	$ 254,931
Advisor Freedom 2040
Class A	0%	.25%	$ 1,214,463	$ 97,250
Class T	.25%	.25%	638,614	1,477
Class B	.75%	.25%	140,995	105,827
Class C	.75%	.25%	274,967	31,777
			$ 2,269,039	$ 236,331
Advisor Freedom 2045
Class A	0%	.25%	$ 526,422	$ 63,926
Class T	.25%	.25%	162,036	-
Class B	.75%	.25%	17,843	13,393
Class C	.75%	.25%	49,766	10,562
			$ 756,067	$ 87,881
Advisor Freedom 2050
Class A	0%	.25%	$ 361,092	$ 25,279
Class T	.25%	.25%	166,336	-
Class B	.75%	.25%	26,709	20,050
Class C	.75%	.25%	66,184	12,476
			$ 620,321	$ 57,805
Advisor Freedom 2055
Class A	0%	.25%	$ 9,956	$ 942
Class T	.25%	.25%	5,430	1,715
Class C	.75%	.25%	4,573	4,373
			$ 19,959	$ 7,030

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$ 4,224
Class T	842
Class B*	5,265
Class C*	541
$ 10,872
Advisor Freedom 2005
Class A	$ 687
Class T	198
Class B*	612
Class C*	146
$ 1,643
Advisor Freedom 2010
Class A	$ 4,179
Class T	923
Class B*	7,720
Class C*	752
$ 13,574
Advisor Freedom 2015
Class A	$ 14,064
Class T	5,378
Class B*	9,891
Class C*	2,938
$ 32,271
Advisor Freedom 2020
Class A	$ 31,719
Class T	7,345
Class B*	25,052
Class C*	3,540
$ 67,656
Advisor Freedom 2025
Class A	$ 21,587
Class T	10,922
Class B*	14,545
Class C*	2,342
$ 49,396
Advisor Freedom 2030
Class A	$ 27,977
Class T	10,129
Class B*	21,266
Class C*	2,932
$ 62,304
Advisor Freedom 2035
Class A	$ 21,549
Class T	8,325
Class B*	12,252
Class C*	2,960
$ 45,086

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Advisor Freedom 2040
Class A	$ 23,964
Class T	10,999
Class B*	21,405
Class C*	4,626
$ 60,994
Advisor Freedom 2045
Class A	$ 8,004
Class T	4,733
Class B*	4,879
Class C*	1,209
$ 18,825
Advisor Freedom 2050
Class A	$ 8,548
Class T	5,201
Class B*	3,530
Class C*	1,014
$ 18,293
Advisor Freedom 2055
Class A	$ 3,019
Class T	1,210
Class C*	170
$ 4,399

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from affiliate

Advisor Freedom Income
Class A	.25%	$ 297
Class T	.50%	95
Class B	1.00%	5
Class C	1.00%	30
Institutional Class	.00%	115
Advisor Freedom 2005
Class A	.25%	336
Class T	.50%	37
Class B	1.00%	3
Class C	1.00%	13
Institutional Class	.00%	92

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from affiliate

Advisor Freedom 2010
Class A	.25%	$ 948
Class T	.50%	223
Class B	1.00%	14
Class C	1.00%	66
Institutional Class	.00%	287
Advisor Freedom 2015
Class A	.25%	1,917
Class T	.50%	365
Class B	1.00%	37
Class C	1.00%	120
Institutional Class	.00%	653
Advisor Freedom 2020
Class A	.25%	3,047
Class T	.50%	649
Class B	1.00%	50
Class C	1.00%	200
Institutional Class	.00%	1,049
Advisor Freedom 2025
Class A	.25%	2,708
Class T	.50%	447
Class B	1.00%	45
Class C	1.00%	114
Institutional Class	.00%	876
Advisor Freedom 2030
Class A	.25%	2,639
Class T	.50%	563
Class B	1.00%	43
Class C	1.00%	130
Institutional Class	.00%	952
Advisor Freedom 2035
Class A	.25%	1,826
Class T	.50%	290
Class B	1.00%	29
Class C	1.00%	58
Institutional Class	.00%	698
Advisor Freedom 2040
Class A	.25%	1,697
Class T	.50%	446
Class B	1.00%	50
Class C	1.00%	96
Institutional Class	.00%	649
Advisor Freedom 2045
Class A	.25%	726
Class T	.50%	112
Class B	1.00%	6
Class C	1.00%	17
Institutional Class	.00%	304

Semiannual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from affiliate

Advisor Freedom 2050
Class A	.25%	$ 493
Class T	.50%	114
Class B	1.00%	9
Class C	1.00%	26
Institutional Class	.00%	238
Advisor Freedom 2055
Class A	.25%	12
Class T	.50%	3
Class C	1.00%	1
Institutional Class	.00%	7

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2012	Year ended March 31, 2012 A
Advisor Freedom Income
From net investment income
Class A	$ 737,037	$ 2,187,187
Class T	168,094	629,755
Class B	2,272	19,380
Class C	14,038	105,273
Institutional Class	361,804	726,511
Total	$ 1,283,245	$ 3,668,106
From net realized gain
Class A	$ 411,375	$ 1,181,735
Class T	132,220	406,416
Class B	6,913	22,819
Class C	42,149	121,808
Institutional Class	165,432	368,811
Total	$ 758,089	$ 2,101,589
Advisor Freedom 2005
From net investment income
Class A	$ 391,222	$ 2,436,350
Class T	26,012	208,571
Class B	-	7,358
Class C	-	47,660
Institutional Class	129,519	646,283
Total	$ 546,753	$ 3,346,222
From net realized gain
Class A	$ -	$ 2,110,528
Class T	-	226,243
Class B	-	17,862
Class C	-	84,322
Institutional Class	-	475,973
Total	$ -	$ 2,914,928

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2012	Year ended March 31, 2012 A
Advisor Freedom 2010
From net investment income
Class A	$ 1,110,534	$ 7,710,919
Class T	173,630	1,583,173
Class B	-	58,993
Class C	6,457	254,685
Institutional Class	425,847	2,281,575
Total	$ 1,716,468	$ 11,889,345
From net realized gain
Class A	$ -	$ 7,072,545
Class T	-	1,793,526
Class B	-	137,428
Class C	-	506,154
Institutional Class	-	1,787,664
Total	$ -	$ 11,297,317
Advisor Freedom 2015
From net investment income
Class A	$ 2,143,901	$ 14,904,161
Class T	287,605	2,481,473
Class B	-	158,540
Class C	-	504,952
Institutional Class	929,109	4,754,330
Total	$ 3,360,615	$ 22,803,456
From net realized gain
Class A	$ -	$ 13,671,476
Class T	-	2,769,769
Class B	-	340,954
Class C	-	915,393
Institutional Class	-	3,790,348
Total	$ -	$ 21,487,940
Advisor Freedom 2020
From net investment income
Class A	$ 3,413,774	$ 23,576,228
Class T	496,762	4,636,252
Class B	-	297,637
Class C	-	696,364
Institutional Class	1,474,715	7,640,872
Total	$ 5,385,251	$ 36,847,353
From net realized gain
Class A	$ -	$ 23,169,017
Class T	-	5,607,667
Class B	-	648,689
Class C	-	1,335,116
Institutional Class	-	6,448,375
Total	$ -	$ 37,208,864
Advisor Freedom 2025
From net investment income
Class A	$ 2,623,935	$ 19,932,334
Class T	279,456	2,880,883
Class B	-	205,978
Class C	-	468,001
Institutional Class	1,122,526	6,296,976
Total	$ 4,025,917	$ 29,784,172
From net realized gain
Class A	$ -	$ 21,177,159
Class T	-	3,767,040
Class B	-	458,277
Class C	-	923,057
Institutional Class	-	5,772,466
Total	$ -	$ 32,097,999

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2012	Year ended March 31, 2012 A
Advisor Freedom 2030
From net investment income
Class A	$ 2,441,128	$ 20,115,725
Class T	347,828	3,861,655
Class B	-	250,086
Class C	-	496,777
Institutional Class	1,213,918	7,084,294
Total	$ 4,002,874	$ 31,808,537
From net realized gain
Class A	$ -	$ 21,297,759
Class T	-	5,006,885
Class B	-	541,636
Class C	-	964,853
Institutional Class	-	6,438,059
Total	$ -	$ 34,249,192
Advisor Freedom 2035
From net investment income
Class A	$ 1,181,698	$ 12,155,921
Class T	85,635	1,567,804
Class B	-	132,734
Class C	-	239,769
Institutional Class	641,196	4,415,268
Total	$ 1,908,529	$ 18,511,496
From net realized gain
Class A	$ -	$ 15,521,588
Class T	-	2,563,657
Class B	-	353,335
Class C	-	553,791
Institutional Class	-	4,736,244
Total	$ -	$ 23,728,615
Advisor Freedom 2040
From net investment income
Class A	$ 1,013,455	$ 11,304,090
Class T	104,383	2,585,003
Class B	-	196,144
Class C	-	369,059
Institutional Class	591,926	4,427,201
Total	$ 1,709,764	$ 18,881,497
From net realized gain
Class A	$ -	$ 14,726,886
Class T	-	4,232,762
Class B	-	545,075
Class C	-	902,702
Institutional Class	-	4,860,648
Total	$ -	$ 25,268,073
Advisor Freedom 2045
From net investment income
Class A	$ 428,121	$ 4,503,330
Class T	25,909	586,545
Class B	-	22,195
Class C	-	61,259
Institutional Class	284,560	1,884,896
Total	$ 738,590	$ 7,058,225
From net realized gain
Class A	$ 5,051,818	$ 5,718,089
Class T	764,313	942,329
Class B	45,051	60,090
Class C	121,187	143,108
Institutional Class	2,098,633	2,021,309
Total	$ 8,081,002	$ 8,884,925

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2012	Year ended March 31, 2012 A
Advisor Freedom 2050
From net investment income
Class A	$ 240,308	$ 2,879,907
Class T	-	564,306
Class B	-	29,299
Class C	-	72,828
Institutional Class	181,483	1,357,377
Total	$ 421,791	$ 4,903,717
From net realized gain
Class A	$ 540,882	$ 4,184,946
Class T	123,998	1,020,104
Class B	10,561	90,871
Class C	25,106	200,027
Institutional Class	251,283	1,631,769
Total	$ 951,830	$ 7,127,717
Advisor Freedom 2055
From net investment income
Class A	$ 1,618	$ 13,594
Class T	-	9,780
Class C	-	6,716
Institutional Class	1,808	23,208
Total	$ 3,426	$ 53,298
From net realized gain
Class A	$ 26,422	$ 18,902
Class T	8,444	15,866
Class C	5,100	15,322
Institutional Class	17,722	29,210
Total	$ 57,688	$ 79,300

A Distributions to shareholders for Advisor Freedom 2055 are for the period June 1, 2011 (commencement of sale of shares) to March 31, 2012.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Advisor Freedom Income
Class A
Shares sold	2,529,335	6,763,064	$ 27,733,287	$ 73,229,954
Reinvestment of distributions	103,362	309,472	1,131,174	3,322,953
Shares redeemed	(2,097,843)	(6,417,079)	(22,999,145)	(69,457,016)
Net increase (decrease)	534,854	655,457	$ 5,865,316	$ 7,095,891
Class T
Shares sold	826,598	2,077,443	$ 9,044,808	$ 22,457,794
Reinvestment of distributions	26,412	90,952	288,744	974,784
Shares redeemed	(1,080,873)	(2,331,629)	(11,833,823)	(25,241,205)
Net increase (decrease)	(227,863)	(163,234)	$ (2,500,271)	$ (1,808,627)
Class B
Shares sold	5,732	6,072	$ 62,576	$ 65,035
Reinvestment of distributions	737	3,507	8,052	37,482
Shares redeemed	(31,879)	(109,320)	(348,367)	(1,183,454)
Net increase (decrease)	(25,410)	(99,741)	$ (277,739)	$ (1,080,937)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	168,980	421,367	$ 1,848,821	$ 4,564,257
Reinvestment of distributions	4,187	17,199	45,709	183,797
Shares redeemed	(168,655)	(401,421)	(1,843,098)	(4,324,783)
Net increase (decrease)	4,512	37,145	$ 51,432	$ 423,271
Institutional Class
Shares sold	1,735,464	3,628,852	$ 19,086,056	$ 39,319,829
Reinvestment of distributions	47,401	99,130	519,670	1,066,090
Shares redeemed	(1,134,218)	(1,251,597)	(12,399,641)	(13,568,839)
Net increase (decrease)	648,647	2,476,385	$ 7,206,085	$ 26,817,080
Advisor Freedom 2005
Class A
Shares sold	2,490,375	7,786,540	$ 28,430,524	$ 87,322,424
Reinvestment of distributions	33,706	412,506	382,230	4,511,865
Shares redeemed	(2,692,813)	(6,738,587)	(30,677,778)	(75,603,513)
Net increase (decrease)	(168,732)	1,460,459	$ (1,865,024)	$ 16,230,776
Class T
Shares sold	541,964	1,024,147	$ 6,173,486	$ 11,495,416
Reinvestment of distributions	2,221	38,544	25,206	421,872
Shares redeemed	(570,324)	(1,004,234)	(6,490,587)	(11,236,630)
Net increase (decrease)	(26,139)	58,457	$ (291,895)	$ 680,658
Class B
Shares sold	-	3,744	$ -	$ 41,659
Reinvestment of distributions	-	2,169	-	23,707
Shares redeemed	(10,848)	(73,115)	(123,150)	(821,480)
Net increase (decrease)	(10,848)	(67,202)	$ (123,150)	$ (756,114)
Class C
Shares sold	25,527	112,181	$ 289,192	$ 1,248,134
Reinvestment of distributions	-	11,279	-	122,598
Shares redeemed	(107,170)	(178,517)	(1,217,628)	(1,995,084)
Net increase (decrease)	(81,643)	(55,057)	$ (928,436)	$ (624,352)
Institutional Class
Shares sold	1,622,768	2,429,586	$ 18,610,754	$ 27,506,243
Reinvestment of distributions	11,280	101,406	128,593	1,115,392
Shares redeemed	(593,118)	(1,498,923)	(6,804,886)	(16,931,659)
Net increase (decrease)	1,040,930	1,032,069	$ 11,934,461	$ 11,689,976
Advisor Freedom 2010
Class A
Shares sold	5,949,961	17,608,014	$ 70,264,756	$ 204,386,415
Reinvestment of distributions	93,443	1,298,075	1,097,954	14,610,159
Shares redeemed	(8,186,554)	(17,499,800)	(96,522,593)	(202,700,755)
Net increase (decrease)	(2,143,150)	1,406,289	$ (25,159,883)	$ 16,295,819
Class T
Shares sold	1,786,691	3,132,138	$ 21,058,669	$ 36,364,131
Reinvestment of distributions	14,441	294,000	169,251	3,301,119
Shares redeemed	(2,673,837)	(5,099,183)	(31,566,071)	(59,080,492)
Net increase (decrease)	(872,705)	(1,673,045)	$ (10,338,151)	$ (19,415,242)
Class B
Shares sold	2,528	30,105	$ 29,730	$ 347,386
Reinvestment of distributions	-	16,202	-	181,659
Shares redeemed	(153,688)	(610,001)	(1,809,384)	(7,070,261)
Net increase (decrease)	(151,160)	(563,694)	$ (1,779,654)	$ (6,541,216)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	184,765	353,574	$ 2,166,439	$ 4,060,801
Reinvestment of distributions	491	61,010	5,731	680,336
Shares redeemed	(282,010)	(947,002)	(3,300,574)	(10,883,002)
Net increase (decrease)	(96,754)	(532,418)	$ (1,128,404)	$ (6,141,865)
Institutional Class
Shares sold	3,275,847	6,849,441	$ 38,984,050	$ 79,864,607
Reinvestment of distributions	35,855	357,132	422,728	4,032,766
Shares redeemed	(2,255,323)	(3,758,825)	(26,668,451)	(43,759,019)
Net increase (decrease)	1,056,379	3,447,748	$ 12,738,327	$ 40,138,354
Advisor Freedom 2015
Class A
Shares sold	12,760,848	34,624,687	$ 150,051,672	$ 399,860,256
Reinvestment of distributions	182,975	2,528,175	2,124,346	28,303,874
Shares redeemed	(12,408,086)	(28,888,739)	(145,762,844)	(333,768,183)
Net increase (decrease)	535,737	8,264,123	$ 6,413,174	$ 94,395,947
Class T
Shares sold	3,175,914	5,394,979	$ 37,267,608	$ 62,336,809
Reinvestment of distributions	24,149	453,320	280,126	5,071,415
Shares redeemed	(3,725,141)	(7,739,962)	(43,634,603)	(89,491,495)
Net increase (decrease)	(525,078)	(1,891,663)	$ (6,086,869)	$ (22,083,271)
Class B
Shares sold	4,412	57,144	$ 52,695	$ 659,696
Reinvestment of distributions	-	41,296	-	461,175
Shares redeemed	(334,564)	(875,784)	(3,923,394)	(10,114,879)
Net increase (decrease)	(330,152)	(777,344)	$ (3,870,699)	$ (8,994,008)
Class C
Shares sold	480,521	1,085,862	$ 5,604,301	$ 12,546,495
Reinvestment of distributions	-	116,272	-	1,293,137
Shares redeemed	(630,912)	(1,205,400)	(7,367,327)	(13,842,650)
Net increase (decrease)	(150,391)	(3,266)	$ (1,763,026)	$ (3,018)
Institutional Class
Shares sold	7,675,289	15,140,133	$ 90,944,207	$ 176,381,907
Reinvestment of distributions	77,958	741,880	910,554	8,353,211
Shares redeemed	(4,126,935)	(6,686,950)	(48,798,786)	(77,631,931)
Net increase (decrease)	3,626,312	9,195,063	$ 43,055,975	$ 107,103,187
Advisor Freedom 2020
Class A
Shares sold	19,922,844	49,404,994	$ 243,355,519	$ 593,663,103
Reinvestment of distributions	277,857	3,987,583	3,378,742	46,179,945
Shares redeemed	(15,586,887)	(37,475,426)	(190,122,531)	(450,426,886)
Net increase (decrease)	4,613,814	15,917,151	$ 56,611,730	$ 189,416,162
Class T
Shares sold	5,143,289	8,792,460	$ 62,852,027	$ 105,703,636
Reinvestment of distributions	39,976	866,942	486,105	10,045,446
Shares redeemed	(5,029,966)	(12,474,056)	(61,548,236)	(149,794,855)
Net increase (decrease)	153,299	(2,814,654)	$ 1,789,896	$ (34,045,773)
Class B
Shares sold	12,826	44,465	$ 154,637	$ 529,456
Reinvestment of distributions	-	74,204	-	856,002
Shares redeemed	(549,741)	(1,602,205)	(6,691,607)	(19,227,315)
Net increase (decrease)	(536,915)	(1,483,536)	$ (6,536,970)	$ (17,841,857)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	795,738	1,454,135	$ 9,712,540	$ 17,405,863
Reinvestment of distributions	-	160,265	-	1,841,015
Shares redeemed	(712,746)	(1,828,349)	(8,617,756)	(21,813,476)
Net increase (decrease)	82,992	(213,949)	$ 1,094,784	$ (2,566,598)
Institutional Class
Shares sold	11,073,812	23,399,673	$ 136,427,224	$ 282,767,751
Reinvestment of distributions	118,824	1,189,695	1,453,212	13,857,103
Shares redeemed	(6,232,372)	(9,021,589)	(76,384,409)	(108,893,287)
Net increase (decrease)	4,960,264	15,567,779	$ 61,496,027	$ 187,731,567
Advisor Freedom 2025
Class A
Shares sold	21,534,278	48,848,908	$ 252,799,629	$ 562,258,705
Reinvestment of distributions	222,952	3,688,982	2,604,075	40,792,623
Shares redeemed	(14,696,050)	(29,982,380)	(171,898,387)	(345,037,796)
Net increase (decrease)	7,061,180	22,555,510	$ 83,505,317	$ 258,013,532
Class T
Shares sold	4,237,033	7,637,990	$ 49,709,207	$ 88,292,253
Reinvestment of distributions	23,334	584,870	273,245	6,482,700
Shares redeemed	(3,304,570)	(7,949,975)	(38,686,733)	(91,910,477)
Net increase (decrease)	955,797	272,885	$ 11,295,719	$ 2,864,476
Class B
Shares sold	13,267	42,663	$ 149,800	$ 486,555
Reinvestment of distributions	-	55,370	-	608,468
Shares redeemed	(375,137)	(874,149)	(4,371,703)	(10,083,099)
Net increase (decrease)	(361,870)	(776,116)	$ (4,221,903)	$ (8,988,076)
Class C
Shares sold	624,236	1,292,036	$ 7,251,219	$ 14,806,798
Reinvestment of distributions	-	120,148	-	1,315,255
Shares redeemed	(494,716)	(951,921)	(5,715,999)	(10,872,825)
Net increase (decrease)	129,520	460,263	$ 1,535,220	$ 5,249,228
Institutional Class
Shares sold	10,659,159	21,538,187	$ 126,116,644	$ 249,495,381
Reinvestment of distributions	93,420	1,059,523	1,097,679	11,781,405
Shares redeemed	(5,073,433)	(6,697,811)	(59,750,024)	(77,533,692)
Net increase (decrease)	5,679,146	15,899,899	$ 67,464,299	$ 183,743,094
Advisor Freedom 2030
Class A
Shares sold	18,668,175	42,835,455	$ 229,135,061	$ 516,945,396
Reinvestment of distributions	197,809	3,546,218	2,417,228	41,015,516
Shares redeemed	(13,851,536)	(31,045,553)	(169,942,880)	(374,459,437)
Net increase (decrease)	5,014,448	15,336,120	$ 61,609,409	$ 183,501,475
Class T
Shares sold	4,945,574	8,388,334	$ 60,482,265	$ 101,146,779
Reinvestment of distributions	28,023	756,879	341,599	8,734,784
Shares redeemed	(4,918,160)	(9,670,716)	(60,315,613)	(116,676,153)
Net increase (decrease)	55,437	(525,503)	$ 508,251	$ (6,794,590)
Class B
Shares sold	11,878	36,631	$ 144,282	$ 434,470
Reinvestment of distributions	-	63,872	-	732,818
Shares redeemed	(411,640)	(1,077,382)	(5,019,276)	(13,009,676)
Net increase (decrease)	(399,762)	(976,879)	$ (4,874,994)	$ (11,842,388)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	698,523	1,073,369	$ 8,521,152	$ 12,925,305
Reinvestment of distributions	-	118,601	-	1,356,119
Shares redeemed	(520,103)	(1,245,011)	(6,347,299)	(14,990,414)
Net increase (decrease)	178,420	(53,041)	$ 2,173,853	$ (708,990)
Institutional Class
Shares sold	10,544,807	20,661,419	$ 130,483,516	$ 250,301,603
Reinvestment of distributions	97,062	1,142,818	1,190,948	13,249,779
Shares redeemed	(5,134,052)	(6,631,955)	(62,991,063)	(80,438,467)
Net increase (decrease)	5,507,817	15,172,282	$ 68,683,401	$ 183,112,915
Advisor Freedom 2035
Class A
Shares sold	15,457,073	34,768,661	$ 178,367,918	$ 395,110,554
Reinvestment of distributions	101,899	2,535,573	1,172,815	27,466,248
Shares redeemed	(11,038,264)	(22,595,877)	(126,997,481)	(256,243,586)
Net increase (decrease)	4,520,708	14,708,357	$ 52,543,252	$ 166,333,216
Class T
Shares sold	3,728,686	5,610,062	$ 42,891,372	$ 63,400,892
Reinvestment of distributions	7,306	373,246	83,728	4,025,458
Shares redeemed	(2,639,638)	(5,835,413)	(30,347,404)	(66,246,222)
Net increase (decrease)	1,096,354	147,895	$ 12,627,696	$ 1,180,128
Class B
Shares sold	4,404	16,340	$ 49,612	$ 193,121
Reinvestment of distributions	-	42,889	-	457,833
Shares redeemed	(256,976)	(542,682)	(2,923,511)	(6,109,260)
Net increase (decrease)	(252,572)	(483,453)	$ (2,873,899)	$ (5,458,306)
Class C
Shares sold	363,582	842,694	$ 4,138,759	$ 9,496,396
Reinvestment of distributions	-	70,870	-	755,598
Shares redeemed	(335,306)	(641,298)	(3,794,541)	(7,207,675)
Net increase (decrease)	28,276	272,266	$ 344,218	$ 3,044,319
Institutional Class
Shares sold	8,526,145	16,658,611	$ 99,160,168	$ 189,846,559
Reinvestment of distributions	54,089	818,992	625,263	8,903,922
Shares redeemed	(3,861,956)	(4,989,829)	(44,597,749)	(57,177,515)
Net increase (decrease)	4,718,278	12,487,774	$ 55,187,682	$ 141,572,966
Advisor Freedom 2040
Class A
Shares sold	13,497,766	27,553,613	$ 166,003,306	$ 334,702,393
Reinvestment of distributions	81,763	2,231,713	1,004,054	25,789,507
Shares redeemed	(9,321,646)	(19,786,758)	(114,638,388)	(240,137,054)
Net increase (decrease)	4,257,883	9,998,568	$ 52,368,972	$ 120,354,846
Class T
Shares sold	3,689,562	6,790,457	$ 45,336,504	$ 82,309,118
Reinvestment of distributions	8,373	582,365	102,655	6,718,555
Shares redeemed	(3,967,013)	(7,839,034)	(48,834,776)	(95,324,860)
Net increase (decrease)	(269,078)	(466,212)	$ (3,395,617)	$ (6,297,187)
Class B
Shares sold	3,840	34,162	$ 47,467	$ 399,867
Reinvestment of distributions	-	59,748	-	684,139
Shares redeemed	(383,939)	(833,809)	(4,688,973)	(10,085,732)
Net increase (decrease)	(380,099)	(739,899)	$ (4,641,506)	$ (9,001,726)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	440,956	941,734	$ 5,365,952	$ 11,282,554
Reinvestment of distributions	-	105,857	-	1,207,626
Shares redeemed	(455,950)	(1,037,963)	(5,533,747)	(12,466,739)
Net increase (decrease)	(14,994)	9,628	$ (167,795)	$ 23,441
Institutional Class
Shares sold	7,698,712	14,522,651	$ 95,554,393	$ 176,901,050
Reinvestment of distributions	46,225	769,888	569,952	8,925,684
Shares redeemed	(4,313,218)	(5,040,997)	(53,174,619)	(61,648,732)
Net increase (decrease)	3,431,719	10,251,542	$ 42,949,726	$ 124,178,002
Advisor Freedom 2045
Class A
Shares sold	10,649,480	19,758,396	$ 100,575,897	$ 185,621,088
Reinvestment of distributions	586,439	1,134,594	5,448,020	10,161,242
Shares redeemed	(5,539,356)	(11,463,161)	(52,365,943)	(107,406,601)
Net increase (decrease)	5,696,563	9,429,829	$ 53,657,974	$ 88,375,729
Class T
Shares sold	2,525,665	3,401,988	$ 23,755,582	$ 31,874,287
Reinvestment of distributions	85,116	166,144	787,324	1,483,402
Shares redeemed	(1,578,517)	(3,169,427)	(14,945,543)	(30,052,164)
Net increase (decrease)	1,032,264	398,705	$ 9,597,363	$ 3,305,525
Class B
Shares sold	3,475	1,569	$ 31,356	$ 14,905
Reinvestment of distributions	4,757	8,926	43,959	79,324
Shares redeemed	(28,417)	(82,138)	(268,392)	(781,057)
Net increase (decrease)	(20,185)	(71,643)	$ (193,077)	$ (686,828)
Class C
Shares sold	198,688	354,761	$ 1,852,838	$ 3,296,660
Reinvestment of distributions	12,921	22,645	118,999	200,564
Shares redeemed	(119,109)	(230,539)	(1,113,675)	(2,135,319)
Net increase (decrease)	92,500	146,867	$ 858,162	$ 1,361,905
Institutional Class
Shares sold	5,647,665	10,643,520	$ 53,852,069	$ 100,329,191
Reinvestment of distributions	251,408	428,124	2,343,123	3,841,804
Shares redeemed	(2,268,239)	(2,737,721)	(21,389,033)	(25,923,441)
Net increase (decrease)	3,630,834	8,333,923	$ 34,806,159	$ 78,247,554
Advisor Freedom 2050
Class A
Shares sold	7,457,520	15,354,022	$ 69,646,509	$ 142,028,423
Reinvestment of distributions	84,009	796,372	772,881	6,986,139
Shares redeemed	(4,197,973)	(9,162,643)	(39,175,812)	(84,488,019)
Net increase (decrease)	3,343,556	6,987,751	$ 31,243,578	$ 64,526,543
Class T
Shares sold	2,105,454	3,433,527	$ 19,592,654	$ 31,583,600
Reinvestment of distributions	13,399	179,974	123,016	1,573,378
Shares redeemed	(1,333,152)	(3,058,786)	(12,447,635)	(28,457,436)
Net increase (decrease)	785,701	554,715	$ 7,268,035	$ 4,699,542
Class B
Shares sold	285	8,292	$ 2,675	$ 76,015
Reinvestment of distributions	1,113	13,247	10,174	114,938
Shares redeemed	(31,352)	(110,174)	(288,861)	(1,015,943)
Net increase (decrease)	(29,954)	(88,635)	$ (276,012)	$ (824,990)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	228,150	463,409	$ 2,126,019	$ 4,275,978
Reinvestment of distributions	2,669	30,263	24,396	262,422
Shares redeemed	(139,667)	(313,018)	(1,304,663)	(2,839,212)
Net increase (decrease)	91,152	180,654	$ 845,752	$ 1,699,188
Institutional Class
Shares sold	4,270,670	8,780,555	$ 40,201,483	$ 81,542,570
Reinvestment of distributions	45,281	329,360	418,397	2,895,515
Shares redeemed	(2,143,229)	(2,296,393)	(20,101,966)	(21,259,966)
Net increase (decrease)	2,172,722	6,813,522	$ 20,517,914	$ 63,178,119
Advisor Freedom 2055 A
Class A
Shares sold	1,370,681	311,914	$ 12,997,132	$ 3,010,798
Reinvestment of distributions	3,015	3,701	28,038	32,496
Shares redeemed	(209,872)	(43,427)	(1,996,422)	(412,755)
Net increase (decrease)	1,163,824	272,188	$ 11,028,748	$ 2,630,539
Class T
Shares sold	280,889	145,637	$ 2,669,374	$ 1,433,545
Reinvestment of distributions	908	2,921	8,444	25,646
Shares redeemed	(78,733)	(488)	(754,460)	(4,666)
Net increase (decrease)	203,064	148,070	$ 1,923,358	$ 1,454,525
Class C
Shares sold	22,302	114,214	$ 212,773	$ 1,133,007
Reinvestment of distributions	550	2,506	5,100	22,001
Shares redeemed	(63,418)	(977)	(607,706)	(8,833)
Net increase (decrease)	(40,566)	115,743	$ (389,833)	$ 1,146,175
Institutional Class
Shares sold	690,529	251,229	$ 6,567,479	$ 2,494,347
Reinvestment of distributions	2,098	5,970	19,530	52,418
Shares redeemed	(167,165)	(779)	(1,606,302)	(7,517)
Net increase (decrease)	525,462	256,420	$ 4,980,707	$ 2,539,248

A Share transactions for Advisor Freedom 2055 are for the period June 1, 2011 (commencement of sale of shares) to March 31, 2012.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020	Fidelity Advisor Freedom 2025	Fidelity Advisor Freedom 2030

Fidelity Advisor Growth & Income Fund	11%	11%	12%
Fidelity Advisor Large Cap Fund	11%	11%	12%

Semiannual Report

8. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held

Fidelity Advisor Equity Growth Fund	25%
Fidelity Advisor Growth & Income Fund	69%
Fidelity Advisor Large Cap Fund	69%
Fidelity Advisor Short Fixed-Income Fund	28%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance (for each fund except Advisor Freedom 2055 Fund). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR believes that no meaningful peer group exists for the funds, given that competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and/or glide path construction.

For Advisor Freedom 2005 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2010 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, and Advisor Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than Advisor Freedom Income Fund).

Advisor Freedom 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Advisor Freedom 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Advisor Freedom 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2045 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Advisor Freedom 2050 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Advisor Freedom Income Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Investment Performance (for Advisor Freedom 2055 Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Semiannual Report

Advisor Freedom 2010 Fund

Advisor Freedom 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

Advisor Freedom 2025 Fund

Semiannual Report

Advisor Freedom 2030 Fund

Advisor Freedom 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

Advisor Freedom 2045 Fund

Semiannual Report

Advisor Freedom 2050 Fund

Advisor Freedom 2055 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

For each fund except Advisor Freedom 2055, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2011 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2011.

The Board noted that the total expense ratio of each of Class A, Class C and Institutional Class of Advisor Freedom 2055 Fund ranked below its competitive median for 2011 and the total expense ratio of Class T of Advisor Freedom 2055 Fund ranked equal to its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Semiannual Report

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFFI-USAN-1112
1.792159.109

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Fidelity Advisor Freedom® 2055 Fund -

Class A, Class T, and Class C

Semiannual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,022.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.10	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.80	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,018.90	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,023.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,023.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,019.20	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.10	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,027.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,025.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,023.60	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.90	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,028.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,027.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,026.80	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,023.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,028.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,027.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,026.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,024.40	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.60	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,029.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,027.80	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,027.10	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,024.50	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,029.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,027.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,026.80	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,024.20	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,023.40	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,028.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,024.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,024.40	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,021.40	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,021.50	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,026.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,024.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,023.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.90	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,027.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,025.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,023.60	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,021.10	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,021.20	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,023.70	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.90	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Class C	1.00%
Actual		$ 1,000.00	$ 1,020.90	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,024.20	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Class T	.50%
Actual		$ 1,000.00	$ 1,022.80	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.54
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.70	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.05	$ 5.06
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,025.07	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.1	1.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.5	1.3
Fidelity Advisor Growth & Income Fund Institutional Class	1.9	1.9
Fidelity Advisor Large Cap Fund Institutional Class	1.7	1.8
Fidelity Advisor Small Cap Fund Institutional Class	0.6	0.6
Fidelity Series 100 Index Fund	1.3	1.6
Fidelity Series All-Sector Equity Fund	2.7	2.6
Fidelity Series Large Cap Value Fund	2.5	2.5
Fidelity Series Real Estate Equity Fund	0.2	0.1
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	13.0	13.0
Developed International Equity Funds
Fidelity Series International Growth Fund	2.0	1.9
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	1.9	1.9
	4.3	4.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	1.0
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.6	0.5
	6.9	6.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.9	12.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.3	21.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	17.8	17.8
Fidelity Institutional Money Market Portfolio Institutional Class	21.5	21.8
	39.3	39.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.1%
Domestic Equity Funds	13.0%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.9%
Investment Grade Bond Funds	21.3%
Short-Term Funds	39.3%

Six months ago
Commodity Funds	1.9%
Domestic Equity Funds	13.0%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.4%
Short-Term Funds	39.6%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund	701,303	$ 6,599,258
Domestic Equity Funds - 13.0%
Fidelity Advisor Equity Growth Fund Institutional Class	72,875	4,922,710
Fidelity Advisor Growth & Income Fund Institutional Class	290,398	5,912,512
Fidelity Advisor Large Cap Fund Institutional Class	250,483	5,475,568
Fidelity Advisor Small Cap Fund Institutional Class	82,643	1,959,457
Fidelity Series 100 Index Fund	381,686	3,973,348
Fidelity Series All-Sector Equity Fund	649,559	8,496,232
Fidelity Series Large Cap Value Fund	702,956	8,041,815
Fidelity Series Real Estate Equity Fund	49,491	598,846
Fidelity Series Small Cap Opportunities Fund	181,654	2,032,714
TOTAL DOMESTIC EQUITY FUNDS		41,413,202
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,949,028)		48,012,460
International Equity Funds - 5.5%

Developed International Equity Funds - 4.3%
Fidelity Series International Growth Fund	540,225	6,250,399
Fidelity Series International Small Cap Fund	104,107	1,275,307
Fidelity Series International Value Fund	689,780	6,242,506
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		13,768,212
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	242,521	3,936,109
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,715,112)		17,704,321
Bond Funds - 40.1%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund	141,572	$ 1,544,554
Fidelity Series Floating Rate High Income Fund	320,911	3,430,542
Fidelity Series High Income Fund	1,481,541	15,141,351
Fidelity Series Real Estate Income Fund	162,415	1,819,048
TOTAL HIGH YIELD BOND FUNDS		21,935,495
Inflation-Protected Bond Funds - 11.9%
Fidelity Series Inflation-Protected Bond Index Fund	3,264,881	37,839,971
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund	5,642,712	68,051,106
TOTAL BOND FUNDS (Cost $117,387,533)		127,826,572
Short-Term Funds - 39.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,055,958	56,683,764
Fidelity Institutional Money Market Portfolio Institutional Class	68,366,284	68,366,284
TOTAL SHORT-TERM FUNDS (Cost $124,221,051)		125,050,048
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $297,272,724)		318,593,401
NET OTHER ASSETS (LIABILITIES) - 0.0%		(77,753)
NET ASSETS - 100%		$ 318,515,648
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $297,272,724) - See accompanying schedule		$ 318,593,401
Receivable for investments sold		28,436
Receivable for fund shares sold		903,181
Receivable from affiliate for expense reductions		182
Total assets		319,525,200

Liabilities
Payable for investments purchased	$ 545,041
Payable for fund shares redeemed	388,728
Distribution and service plan fees payable	75,783
Total liabilities		1,009,552

Net Assets		$ 318,515,648
Net Assets consist of:
Paid in capital		$ 297,701,703
Undistributed net investment income		247,722
Accumulated undistributed net realized gain (loss) on investments		(754,454)
Net unrealized appreciation (depreciation) on investments		21,320,677
Net Assets		$ 318,515,648

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($175,293,001 ÷ 15,720,074 shares)		$ 11.15

Maximum offering price per share (100/94.25 of $11.15)		$ 11.83
Class T: Net Asset Value and redemption price per share ($54,610,822 ÷ 4,902,329 shares)		$ 11.14

Maximum offering price per share (100/96.50 of $11.14)		$ 11.54
Class B: Net Asset Value and offering price per share ($2,652,027 ÷ 238,155 shares)A		$ 11.14

Class C: Net Asset Value and offering price per share ($17,492,456 ÷ 1,571,765 shares)A		$ 11.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($68,467,342 ÷ 6,126,885 shares)		$ 11.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,756,969

Expenses
Distribution and service plan fees	$ 445,508
Independent trustees' compensation	542
Total expenses before reductions	446,050
Expense reductions	(542)	445,508
Net investment income (loss)		1,311,461
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(111,084)
Capital gain distributions from underlying funds	98,346
Total net realized gain (loss)		(12,738)
Change in net unrealized appreciation (depreciation) on underlying funds		5,700,936
Net gain (loss)		5,688,198
Net increase (decrease) in net assets resulting from operations		$ 6,999,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,311,461	$ 3,691,556
Net realized gain (loss)	(12,738)	4,714,552
Change in net unrealized appreciation (depreciation)	5,700,936	871,075
Net increase (decrease) in net assets resulting from operations	6,999,659	9,277,183
Distributions to shareholders from net investment income	(1,283,245)	(3,668,106)
Distributions to shareholders from net realized gain	(758,089)	(2,101,589)
Total distributions	(2,041,334)	(5,769,695)
Share transactions - net increase (decrease)	10,344,823	31,446,678
Total increase (decrease) in net assets	15,303,148	34,954,166

Net Assets
Beginning of period	303,212,500	268,258,334
End of period (including undistributed net investment income of $247,722 and undistributed net investment income of $219,506, respectively)	$ 318,515,648	$ 303,212,500

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.85	$ 10.35	$ 8.74	$ 10.46	$ 10.74
Income from Investment Operations
Net investment income (loss) E	.05	.15	.16	.22	.29	.40
Net realized and unrealized gain (loss)	.20	.21	.57	1.66	(1.60)	(.21)
Total from investment operations	.25	.36	.73	1.88	(1.31)	.19
Distributions from net investment income	(.05)	(.15)	(.16)	(.22)	(.30)	(.40)
Distributions from net realized gain	(.03)	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.08)	(.23)	(.23)	(.27) I	(.41)	(.47) H
Net asset value, end of period	$ 11.15	$ 10.98	$ 10.85	$ 10.35	$ 8.74	$ 10.46
Total Return B,C,D	2.25%	3.34%	7.11%	21.74%	(12.78)%	1.73%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.89% A	1.37%	1.48%	2.19%	3.03%	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,293	$ 166,658	$ 157,695	$ 142,691	$ 93,865	$ 87,469
Portfolio turnover rate	9% A	24%	35%	31%	44%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share. ITotal distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.34	$ 8.73	$ 10.45	$ 10.73
Income from Investment Operations
Net investment income (loss) E	.03	.12	.13	.19	.27	.38
Net realized and unrealized gain (loss)	.21	.20	.57	1.67	(1.61)	(.22)
Total from investment operations	.24	.32	.70	1.86	(1.34)	.16
Distributions from net investment income	(.03)	(.12)	(.13)	(.19)	(.27)	(.38)
Distributions from net realized gain	(.03)	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.06)	(.20)	(.20)	(.25) I	(.38)	(.44) H
Net asset value, end of period	$ 11.14	$ 10.96	$ 10.84	$ 10.34	$ 8.73	$ 10.45
Total Return B,C,D	2.21%	3.01%	6.85%	21.47%	(13.03)%	1.48%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.64% A	1.12%	1.23%	1.94%	2.78%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,611	$ 56,246	$ 57,404	$ 52,047	$ 42,675	$ 44,882
Portfolio turnover rate	9% A	24%	35%	31%	44%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.44 per share is comprised of distributions from net investment income of $.377and distributions from net realized gain of $.066 per share. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.44	$ 10.72
Income from Investment Operations
Net investment income (loss) E	.01	.07	.08	.14	.22	.32
Net realized and unrealized gain (loss)	.21	.19	.58	1.67	(1.60)	(.21)
Total from investment operations	.22	.26	.66	1.81	(1.38)	.11
Distributions from net investment income	(.01)	(.07)	(.08)	(.14)	(.23)	(.32)
Distributions from net realized gain	(.03)	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.04)	(.14) J	(.15)	(.20) I	(.34)	(.39) H
Net asset value, end of period	$ 11.14	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.44
Total Return B,C,D	1.98%	2.47%	6.39%	20.86%	(13.48)%	.97%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.14% A	.62%	.73%	1.44%	2.28%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,652	$ 2,889	$ 3,938	$ 5,319	$ 4,282	$ 5,539
Portfolio turnover rate	9% A	24%	35%	31%	44%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share. ITotal distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share. JTotal distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.43	$ 10.71
Income from Investment Operations
Net investment income (loss) E	.01	.07	.08	.14	.22	.32
Net realized and unrealized gain (loss)	.20	.20	.58	1.67	(1.60)	(.21)
Total from investment operations	.21	.27	.66	1.81	(1.38)	.11
Distributions from net investment income	(.01)	(.07)	(.08)	(.14)	(.22)	(.32)
Distributions from net realized gain	(.03)	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.04)	(.15)	(.15)	(.20) I	(.33)	(.39) H
Net asset value, end of period	$ 11.13	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.43
Total Return B,C,D	1.89%	2.50%	6.42%	20.83%	(13.41)%	.97%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.14% A	.62%	.73%	1.44%	2.28%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,492	$ 17,170	$ 16,581	$ 14,697	$ 11,362	$ 14,718
Portfolio turnover rate	9% A	24%	35%	31%	44%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share. ITotal distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.87	$ 10.37	$ 8.75	$ 10.48	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.06	.18	.18	.24	.31	.43
Net realized and unrealized gain (loss)	.20	.20	.57	1.68	(1.61)	(.21)
Total from investment operations	.26	.38	.75	1.92	(1.30)	.22
Distributions from net investment income	(.06)	(.17)	(.19)	(.24)	(.32)	(.43)
Distributions from net realized gain	(.03)	(.08)	(.07)	(.06)	(.11)	(.07)
Total distributions	(.09)	(.25)	(.25) J	(.30) I	(.43)	(.50) H
Net asset value, end of period	$ 11.17	$ 11.00	$ 10.87	$ 10.37	$ 8.75	$ 10.48
Total Return B,C	2.36%	3.58%	7.36%	22.16%	(12.63)%	2.00%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.14% A	1.62%	1.73%	2.44%	3.28%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,467	$ 60,248	$ 32,640	$ 18,137	$ 8,461	$ 9,119
Portfolio turnover rate	9% A	24%	35%	31%	44%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FAmount represents less than .01%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share. ITotal distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	4.1	4.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	2.7	2.4
Fidelity Advisor Growth & Income Fund Institutional Class	3.2	3.5
Fidelity Advisor Large Cap Fund Institutional Class	3.0	3.4
Fidelity Advisor Small Cap Fund Institutional Class	1.1	1.2
Fidelity Series 100 Index Fund	2.2	3.0
Fidelity Series All-Sector Equity Fund	4.7	4.8
Fidelity Series Large Cap Value Fund	4.4	4.6
Fidelity Series Real Estate Equity Fund	0.3	0.2
Fidelity Series Small Cap Opportunities Fund	1.2	1.1
	22.8	24.2
Developed International Equity Funds
Fidelity Series International Growth Fund	3.4	3.6
Fidelity Series International Small Cap Fund	0.7	0.7
Fidelity Series International Value Fund	3.4	3.6
	7.5	7.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.2	2.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.0	0.9
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	6.8	6.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.6	9.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	18.4	18.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	12.8	11.9
Fidelity Institutional Money Market Portfolio Institutional Class	15.8	14.6
	28.6	26.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.1%
Domestic Equity Funds	22.8%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	9.6%
Investment Grade Bond Funds	18.4%
Short-Term Funds	28.6%

Six months ago
Commodity Funds	4.1%
Domestic Equity Funds	24.2%
Developed International Equity Funds	7.9%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.6%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.6%
Short-Term Funds	26.5%

Expected
Commodity Funds	3.8%
Domestic Equity Funds	21.5%
Developed International Equity Funds	7.1%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	19.6%
Short-Term Funds	31.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.9%
	Shares	Value
Commodity Funds - 4.1%
Fidelity Series Commodity Strategy Fund	1,263,713	$ 11,891,537
Domestic Equity Funds - 22.8%
Fidelity Advisor Equity Growth Fund Institutional Class	117,093	7,909,655
Fidelity Advisor Growth & Income Fund Institutional Class	457,993	9,324,728
Fidelity Advisor Large Cap Fund Institutional Class	388,173	8,485,460
Fidelity Advisor Small Cap Fund Institutional Class	135,492	3,212,524
Fidelity Series 100 Index Fund	604,591	6,293,794
Fidelity Series All-Sector Equity Fund	1,023,354	13,385,464
Fidelity Series Large Cap Value Fund	1,110,231	12,701,045
Fidelity Series Real Estate Equity Fund	81,062	980,850
Fidelity Series Small Cap Opportunities Fund	297,855	3,332,996
TOTAL DOMESTIC EQUITY FUNDS		65,626,516
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,474,278)		77,518,053
International Equity Funds - 9.7%

Developed International Equity Funds - 7.5%
Fidelity Series International Growth Fund	846,660	9,795,855
Fidelity Series International Small Cap Fund	169,623	2,077,885
Fidelity Series International Value Fund	1,072,796	9,708,803
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		21,582,543
Emerging Markets Equity Funds - 2.2%
Fidelity Series Emerging Markets Fund	396,169	6,429,820
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,294,292)		28,012,363
Bond Funds - 34.8%
	Shares	Value
High Yield Bond Funds - 6.8%
Fidelity Series Emerging Markets Debt Fund	147,439	$ 1,608,560
Fidelity Series Floating Rate High Income Fund	258,492	2,763,280
Fidelity Series High Income Fund	1,325,873	13,550,419
Fidelity Series Real Estate Income Fund	130,589	1,462,597
TOTAL HIGH YIELD BOND FUNDS		19,384,856
Inflation-Protected Bond Funds - 9.6%
Fidelity Series Inflation-Protected Bond Index Fund	2,387,072	27,666,170
Investment Grade Bond Funds - 18.4%
Fidelity Series Investment Grade Bond Fund	4,391,577	52,962,423
TOTAL BOND FUNDS (Cost $92,052,947)		100,013,449
Short-Term Funds - 28.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,940,163	36,879,921
Fidelity Institutional Money Market Portfolio Institutional Class	45,262,702	45,262,702
TOTAL SHORT-TERM FUNDS (Cost $81,500,943)		82,142,623
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $264,322,460)		287,686,488
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59,813)
NET ASSETS - 100%		$ 287,626,675
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $264,322,460) - See accompanying schedule		$ 287,686,488
Cash		9
Receivable for investments sold		3,253,549
Receivable for fund shares sold		920,968
Receivable from affiliate for expense reductions		161
Total assets		291,861,175

Liabilities
Payable for investments purchased	$ 3,947,157
Payable for fund shares redeemed	230,052
Distribution and service plan fees payable	57,291
Total liabilities		4,234,500

Net Assets		$ 287,626,675
Net Assets consist of:
Paid in capital		$ 272,238,115
Undistributed net investment income		971,507
Accumulated undistributed net realized gain (loss) on investments		(8,946,975)
Net unrealized appreciation (depreciation) on investments		23,364,028
Net Assets		$ 287,626,675

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($196,183,585 ÷ 16,777,562 shares)		$ 11.69

Maximum offering price per share (100/94.25 of $11.69)		$ 12.40
Class T: Net Asset Value and redemption price per share ($22,479,118 ÷ 1,923,080 shares)		$ 11.69

Maximum offering price per share (100/96.50 of $11.69)		$ 12.11
Class B: Net Asset Value and offering price per share ($1,474,945 ÷ 126,147 shares)A		$ 11.69

Class C: Net Asset Value and offering price per share ($7,261,744 ÷ 623,433 shares)A		$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,227,283 ÷ 5,117,600 shares)		$ 11.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,364,579

Expenses
Distribution and service plan fees	$ 336,977
Independent trustees' compensation	481
Total expenses before reductions	337,458
Expense reductions	(481)	336,977
Net investment income (loss)		1,027,602
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,086,752
Capital gain distributions from underlying funds	149,729
Total net realized gain (loss)		1,236,481
Change in net unrealized appreciation (depreciation) on underlying funds		4,331,511
Net gain (loss)		5,567,992
Net increase (decrease) in net assets resulting from operations		$ 6,595,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,027,602	$ 3,460,669
Net realized gain (loss)	1,236,481	5,192,572
Change in net unrealized appreciation (depreciation)	4,331,511	(1,891,328)
Net increase (decrease) in net assets resulting from operations	6,595,594	6,761,913
Distributions to shareholders from net investment income	(546,753)	(3,346,222)
Distributions to shareholders from net realized gain	-	(2,914,928)
Total distributions	(546,753)	(6,261,150)
Share transactions - net increase (decrease)	8,725,956	27,220,944
Total increase (decrease) in net assets	14,774,797	27,721,707

Net Assets
Beginning of period	272,851,878	245,130,171
End of period (including undistributed net investment income of $971,507 and undistributed net investment income of $490,658, respectively)	$ 287,626,675	$ 272,851,878

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
September 30,	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.40	$ 11.83
Income from Investment Operations
Net investment income (loss) E	.04	.15	.15	.20	.27	.33
Net realized and unrealized gain (loss)	.22	.13	.97	2.53	(3.06)	(.34)
Total from investment operations	.26	.28	1.12	2.73	(2.79)	(.01)
Distributions from net investment income	(.02)	(.15)	(.15)	(.19)	(.28)	(.26)
Distributions from net realized gain	-	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.02)	(.28)	(.24)	(.26)	(.51)	(.42)
Net asset value, end of period	$ 11.69	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.40
Total Return B,C,D	2.30%	2.53%	10.72%	33.91%	(25.09)%	(.23)%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.75% A	1.37%	1.37%	2.01%	2.75%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,184	$ 193,977	$ 177,385	$ 155,482	$ 88,593	$ 98,483
Portfolio turnover rate	16% A	28%	41%	35%	54%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.39	$ 11.81
Income from Investment Operations
Net investment income (loss) E	.03	.13	.12	.17	.25	.30
Net realized and unrealized gain (loss)	.23	.12	.97	2.54	(3.06)	(.33)
Total from investment operations	.26	.25	1.09	2.71	(2.81)	(.03)
Distributions from net investment income	(.02)	(.12)	(.12)	(.17)	(.25)	(.23)
Distributions from net realized gain	-	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.02)	(.25)	(.21)	(.24)	(.48)	(.39)
Net asset value, end of period	$ 11.69	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.39
Total Return B,C,D	2.23%	2.25%	10.42%	33.61%	(25.27)%	(.44)%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.50% A	1.12%	1.12%	1.76%	2.50%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,479	$ 22,316	$ 21,658	$ 23,113	$ 14,437	$ 20,837
Portfolio turnover rate	16% A	28%	41%	35%	54%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.45	$ 10.56	$ 8.09	$ 11.37	$ 11.78
Income from Investment Operations
Net investment income (loss) E	- J	.07	.07	.12	.20	.24
Net realized and unrealized gain (loss)	.22	.12	.97	2.53	(3.06)	(.33)
Total from investment operations	.22	.19	1.04	2.65	(2.86)	(.09)
Distributions from net investment income	-	(.05)	(.07)	(.11)	(.19)	(.16)
Distributions from net realized gain	-	(.12)	(.09)	(.07)	(.23)	(.16)
Total distributions	-	(.17)	(.15) I	(.18)	(.42)	(.32)
Net asset value, end of period	$ 11.69	$ 11.47	$ 11.45	$ 10.56	$ 8.09	$ 11.37
Total Return B,C,D	1.92%	1.73%	9.94%	32.90%	(25.69)%	(.89)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	-% A,G	.62%	.62%	1.26%	2.00%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,475	$ 1,571	$ 2,338	$ 2,986	$ 2,692	$ 4,348
Portfolio turnover rate	16% A	28%	41%	35%	54%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.42	$ 10.54	$ 8.08	$ 11.34	$ 11.76
Income from Investment Operations
Net investment income (loss) E	- J	.07	.07	.12	.20	.24
Net realized and unrealized gain (loss)	.23	.11	.97	2.53	(3.04)	(.33)
Total from investment operations	.23	.18	1.04	2.65	(2.84)	(.09)
Distributions from net investment income	-	(.07)	(.07)	(.12)	(.19)	(.17)
Distributions from net realized gain	-	(.12)	(.09)	(.07)	(.23)	(.16)
Total distributions	-	(.18) I	(.16)	(.19)	(.42)	(.33)
Net asset value, end of period	$ 11.65	$ 11.42	$ 11.42	$ 10.54	$ 8.08	$ 11.34
Total Return B,C,D	2.01%	1.66%	9.91%	32.90%	(25.61)%	(.91)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	-% A,G	.62%	.62%	1.26%	2.00%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,262	$ 8,053	$ 8,679	$ 9,377	$ 6,761	$ 11,052
Portfolio turnover rate	16% A	28%	41%	35%	54%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share. JAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.52	$ 10.63	$ 8.14	$ 11.46	$ 11.87
Income from Investment Operations
Net investment income (loss) D	.06	.18	.18	.22	.29	.35
Net realized and unrealized gain (loss)	.23	.11	.98	2.55	(3.07)	(.32)
Total from investment operations	.29	.29	1.16	2.77	(2.78)	.03
Distributions from net investment income	(.03)	(.18)	(.18)	(.21)	(.31)	(.28)
Distributions from net realized gain	-	(.13)	(.09)	(.07)	(.23)	(.16)
Total distributions	(.03)	(.30) H	(.27)	(.28)	(.54)	(.44)
Net asset value, end of period	$ 11.77	$ 11.51	$ 11.52	$ 10.63	$ 8.14	$ 11.46
Total Return B,C	2.53%	2.67%	11.02%	34.28%	(24.93)%	.12%
Ratios to Average Net Assets E,F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.00% A	1.62%	1.62%	2.26%	3.00%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,227	$ 46,935	$ 35,069	$ 18,775	$ 9,313	$ 9,645
Portfolio turnover rate	16% A	28%	41%	35%	54%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. GAmount represents less than $.01 per share.

HTotal distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.4	5.2
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.6	3.1
Fidelity Advisor Growth & Income Fund Institutional Class	4.4	4.5
Fidelity Advisor Large Cap Fund Institutional Class	4.1	4.4
Fidelity Advisor Small Cap Fund Institutional Class	1.5	1.5
Fidelity Series 100 Index Fund	2.9	3.8
Fidelity Series All-Sector Equity Fund	6.3	6.1
Fidelity Series Large Cap Value Fund	6.0	5.9
Fidelity Series Real Estate Equity Fund	0.4	0.2
Fidelity Series Small Cap Opportunities Fund	1.5	1.5
	30.7	31.0
Developed International Equity Funds
Fidelity Series International Growth Fund	4.6	4.6
Fidelity Series International Small Cap Fund	0.9	0.9
Fidelity Series International Value Fund	4.6	4.5
	10.1	10.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.2	1.1
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.6	0.6
	7.1	6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.4	10.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.0	22.1
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.2	5.1
Fidelity Institutional Money Market Portfolio Institutional Class	6.2	6.2
	11.4	11.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.4%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.4%
Investment Grade Bond Funds	22.0%
Short-Term Funds	11.4%

Six months ago
Commodity Funds	5.2%
Domestic Equity Funds	31.0%
Developed International Equity Funds	10.0%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	22.1%
Short-Term Funds	11.3%

Expected
Commodity Funds	5.3%
Domestic Equity Funds	29.8%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	23.4%
Short-Term Funds	13.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund	5,042,376	$ 47,448,763
Domestic Equity Funds - 30.7%
Fidelity Advisor Equity Growth Fund Institutional Class	477,159	32,232,082
Fidelity Advisor Growth & Income Fund Institutional Class	1,907,789	38,842,590
Fidelity Advisor Large Cap Fund Institutional Class	1,640,579	35,863,055
Fidelity Advisor Small Cap Fund Institutional Class	539,883	12,800,623
Fidelity Series 100 Index Fund	2,499,716	26,022,048
Fidelity Series All-Sector Equity Fund	4,253,743	55,638,963
Fidelity Series Large Cap Value Fund	4,603,027	52,658,625
Fidelity Series Real Estate Equity Fund	323,946	3,919,742
Fidelity Series Small Cap Opportunities Fund	1,188,290	13,296,961
TOTAL DOMESTIC EQUITY FUNDS		271,274,689
TOTAL DOMESTIC EQUITY FUNDS (Cost $278,345,760)		318,723,452
International Equity Funds - 13.0%

Developed International Equity Funds - 10.1%
Fidelity Series International Growth Fund	3,519,252	40,717,751
Fidelity Series International Small Cap Fund	678,961	8,317,271
Fidelity Series International Value Fund	4,484,673	40,586,286
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		89,621,308
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	1,574,700	25,557,385
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $110,536,692)		115,178,693
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	502,395	$ 5,481,126
Fidelity Series Floating Rate High Income Fund	970,756	10,377,385
Fidelity Series High Income Fund	4,078,130	41,678,492
Fidelity Series Real Estate Income Fund	498,884	5,587,501
TOTAL HIGH YIELD BOND FUNDS		63,124,504
Inflation-Protected Bond Funds - 10.4%
Fidelity Series Inflation-Protected Bond Index Fund	7,949,550	92,135,288
Investment Grade Bond Funds - 22.0%
Fidelity Series Investment Grade Bond Fund	16,100,909	194,176,964
TOTAL BOND FUNDS (Cost $323,598,273)		349,436,756
Short-Term Funds - 11.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,893,771	45,805,692
Fidelity Institutional Money Market Portfolio Institutional Class	55,238,901	55,238,901
TOTAL SHORT-TERM FUNDS (Cost $100,773,100)		101,044,593
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $813,253,825)		884,383,494
NET OTHER ASSETS (LIABILITIES) - 0.0%		(205,348)
NET ASSETS - 100%		$ 884,178,146
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $813,253,825) - See accompanying schedule		$ 884,383,494
Receivable for investments sold		2,201,241
Receivable for fund shares sold		1,413,219
Receivable from affiliate for expense reductions		307
Total assets		887,998,261

Liabilities
Payable for investments purchased	$ 148
Payable for fund shares redeemed	3,616,108
Distribution and service plan fees payable	203,859
Total liabilities		3,820,115

Net Assets		$ 884,178,146
Net Assets consist of:
Paid in capital		$ 839,303,673
Undistributed net investment income		3,034,544
Accumulated undistributed net realized gain (loss) on investments		(29,289,740)
Net unrealized appreciation (depreciation) on investments		71,129,669
Net Assets		$ 884,178,146

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($540,439,173 ÷ 44,332,082 shares)		$ 12.19

Maximum offering price per share (100/94.25 of $12.19)		$ 12.93
Class T: Net Asset Value and redemption price per share ($124,659,726 ÷ 10,260,971 shares)		$ 12.15

Maximum offering price per share (100/96.50 of $12.15)		$ 12.59
Class B: Net Asset Value and offering price per share ($7,529,701 ÷ 619,777 shares)A		$ 12.15

Class C: Net Asset Value and offering price per share ($38,140,425 ÷ 3,160,903 shares)A		$ 12.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($173,409,121 ÷ 14,158,278 shares)		$ 12.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,379,172

Expenses
Distribution and service plan fees	$ 1,212,403
Independent trustees' compensation	1,538
Total expenses before reductions	1,213,941
Expense reductions	(1,538)	1,212,403
Net investment income (loss)		3,166,769
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,281,977
Capital gain distributions from underlying funds	596,795
Total net realized gain (loss)		11,878,772
Change in net unrealized appreciation (depreciation) on underlying funds		7,666,416
Net gain (loss)		19,545,188
Net increase (decrease) in net assets resulting from operations		$ 22,711,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,166,769	$ 12,180,618
Net realized gain (loss)	11,878,772	36,518,657
Change in net unrealized appreciation (depreciation)	7,666,416	(26,218,587)
Net increase (decrease) in net assets resulting from operations	22,711,957	22,480,688
Distributions to shareholders from net investment income	(1,716,468)	(11,889,345)
Distributions to shareholders from net realized gain	-	(11,297,317)
Total distributions	(1,716,468)	(23,186,662)
Share transactions - net increase (decrease)	(25,667,765)	24,335,850
Total increase (decrease) in net assets	(4,672,276)	23,629,876

Net Assets
Beginning of period	888,850,422	865,220,546
End of period (including undistributed net investment income of $3,034,544 and undistributed net investment income of $1,584,243, respectively)	$ 884,178,146	$ 888,850,422

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 11.92	$ 10.87	$ 8.19	$ 11.78	$ 12.28
Income from Investment Operations
Net investment income (loss) E	.04	.17	.15	.21	.27	.33
Net realized and unrealized gain (loss)	.28	.12	1.17	2.76	(3.28)	(.34)
Total from investment operations	.32	.29	1.32	2.97	(3.01)	(.01)
Distributions from net investment income	(.02)	(.17)	(.17)	(.21)	(.28)	(.30)
Distributions from net realized gain	-	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.02)	(.32) I	(.27)	(.29) H	(.58)	(.49)
Net asset value, end of period	$ 12.19	$ 11.89	$ 11.92	$ 10.87	$ 8.19	$ 11.78
Total Return B,C,D	2.73%	2.63%	12.27%	36.51%	(26.36)%	(.27)%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.76% A	1.48%	1.38%	2.04%	2.77%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,439	$ 552,770	$ 536,999	$ 478,025	$ 339,203	$ 377,118
Portfolio turnover rate	11% A	25%	41%	42%	44%	15%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share. ITotal distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.88	$ 10.83	$ 8.16	$ 11.74	$ 12.24
Income from Investment Operations
Net investment income (loss) E	.03	.14	.13	.18	.25	.30
Net realized and unrealized gain (loss)	.28	.13	1.15	2.76	(3.28)	(.34)
Total from investment operations	.31	.27	1.28	2.94	(3.03)	(.04)
Distributions from net investment income	(.02)	(.14)	(.13)	(.19)	(.25)	(.27)
Distributions from net realized gain	-	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.02)	(.29) I	(.23)	(.27) H	(.55)	(.46)
Net asset value, end of period	$ 12.15	$ 11.86	$ 11.88	$ 10.83	$ 8.16	$ 11.74
Total Return B,C,D	2.59%	2.43%	11.95%	36.19%	(26.57)%	(.52)%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.51% A	1.23%	1.13%	1.79%	2.52%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,660	$ 132,044	$ 152,126	$ 204,059	$ 163,842	$ 216,732
Portfolio turnover rate	11% A	25%	41%	42%	44%	15%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share. ITotal distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.87	$ 10.82	$ 8.15	$ 11.70	$ 12.20
Income from Investment Operations
Net investment income (loss) E	- J	.08	.07	.13	.20	.24
Net realized and unrealized gain (loss)	.28	.13	1.15	2.76	(3.26)	(.35)
Total from investment operations	.28	.21	1.22	2.89	(3.06)	(.11)
Distributions from net investment income	-	(.07)	(.07)	(.13)	(.19)	(.20)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.30)	(.19)
Total distributions	-	(.21) I	(.17)	(.22) H	(.49)	(.39)
Net asset value, end of period	$ 12.15	$ 11.87	$ 11.87	$ 10.82	$ 8.15	$ 11.70
Total Return B,C,D	2.36%	1.90%	11.37%	35.54%	(26.92)%	(1.04)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.01% A	.73%	.63%	1.29%	2.03%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,530	$ 9,154	$ 15,842	$ 22,468	$ 19,950	$ 34,137
Portfolio turnover rate	11% A	25%	41%	42%	44%	15%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share. ITotal distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.81	$ 10.78	$ 8.13	$ 11.67	$ 12.17
Income from Investment Operations
Net investment income (loss) E	- H	.08	.07	.13	.20	.23
Net realized and unrealized gain (loss)	.28	.13	1.14	2.74	(3.25)	(.33)
Total from investment operations	.28	.21	1.21	2.87	(3.05)	(.10)
Distributions from net investment income	- H	(.08)	(.08)	(.14)	(.19)	(.21)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.30)	(.19)
Total distributions	- H	(.23)	(.18)	(.22) I	(.49)	(.40)
Net asset value, end of period	$ 12.07	$ 11.79	$ 11.81	$ 10.78	$ 8.13	$ 11.67
Total Return B,C,D	2.39%	1.90%	11.33%	35.45%	(26.88)%	(.97)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.01% A	.73%	.63%	1.29%	2.02%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,140	$ 38,423	$ 44,764	$ 47,178	$ 37,524	$ 58,378
Portfolio turnover rate	11% A	25%	41%	42%	44%	15%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.96	$ 10.91	$ 8.22	$ 11.82	$ 12.32
Income from Investment Operations
Net investment income (loss) D	.06	.20	.18	.23	.30	.36
Net realized and unrealized gain (loss)	.28	.13	1.17	2.78	(3.30)	(.34)
Total from investment operations	.34	.33	1.35	3.01	(3.00)	.02
Distributions from net investment income	(.03)	(.20)	(.20)	(.23)	(.30)	(.33)
Distributions from net realized gain	-	(.16)	(.10)	(.08)	(.30)	(.19)
Total distributions	(.03)	(.35) I	(.30)	(.32) H	(.60)	(.52)
Net asset value, end of period	$ 12.25	$ 11.94	$ 11.96	$ 10.91	$ 8.22	$ 11.82
Total Return B,C	2.87%	2.97%	12.50%	36.80%	(26.16)%	(.05)%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.01% A	1.73%	1.63%	2.29%	3.02%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 173,409	$ 156,459	$ 115,490	$ 75,569	$ 41,737	$ 39,922
Portfolio turnover rate	11% A	25%	41%	42%	44%	15%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FAmount represents less than .01%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share. ITotal distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.6	5.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	3.2
Fidelity Advisor Growth & Income Fund Institutional Class	4.5	4.6
Fidelity Advisor Large Cap Fund Institutional Class	4.2	4.5
Fidelity Advisor Small Cap Fund Institutional Class	1.5	1.6
Fidelity Series 100 Index Fund	3.0	4.0
Fidelity Series All-Sector Equity Fund	6.5	6.3
Fidelity Series Large Cap Value Fund	6.1	6.1
Fidelity Series Real Estate Equity Fund	0.5	0.3
Fidelity Series Small Cap Opportunities Fund	1.6	1.5
	31.7	32.1
Developed International Equity Funds
Fidelity Series International Growth Fund	4.8	4.7
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.7	4.6
	10.5	10.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.0	3.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.5
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.6	0.5
	7.0	6.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.1	10.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.6	22.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.3	4.3
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	5.3
	9.5	9.6

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.6%
Domestic Equity Funds	31.7%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.5%

Six months ago
Commodity Funds	5.3%
Domestic Equity Funds	32.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.6%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	24.5%
Short-Term Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund	10,896,375	$ 102,534,887
Domestic Equity Funds - 31.7%
Fidelity Advisor Equity Growth Fund Institutional Class	1,026,253	69,323,370
Fidelity Advisor Growth & Income Fund Institutional Class	4,101,968	83,516,075
Fidelity Advisor Large Cap Fund Institutional Class	3,526,822	77,096,332
Fidelity Advisor Small Cap Fund Institutional Class	1,163,203	27,579,553
Fidelity Series 100 Index Fund	5,374,274	55,946,192
Fidelity Series All-Sector Equity Fund	9,145,500	119,623,145
Fidelity Series Large Cap Value Fund	9,897,530	113,227,739
Fidelity Series Real Estate Equity Fund	696,415	8,426,626
Fidelity Series Small Cap Opportunities Fund	2,557,121	28,614,180
TOTAL DOMESTIC EQUITY FUNDS		583,353,212
TOTAL DOMESTIC EQUITY FUNDS (Cost $580,763,794)		685,888,099
International Equity Funds - 13.5%

Developed International Equity Funds - 10.5%
Fidelity Series International Growth Fund	7,568,594	87,568,631
Fidelity Series International Small Cap Fund	1,458,929	17,871,876
Fidelity Series International Value Fund	9,656,747	87,393,559
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		192,834,066
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	3,394,993	55,100,742
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $234,378,797)		247,934,808
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	991,948	$ 10,822,154
Fidelity Series Floating Rate High Income Fund	1,878,441	20,080,536
Fidelity Series High Income Fund	8,524,749	87,122,935
Fidelity Series Real Estate Income Fund	958,295	10,732,901
TOTAL HIGH YIELD BOND FUNDS		128,758,526
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund	16,027,519	185,758,949
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund	34,566,369	416,870,412
TOTAL BOND FUNDS (Cost $677,040,559)		731,387,887
Short-Term Funds - 9.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,483,332	79,403,991
Fidelity Institutional Money Market Portfolio Institutional Class	95,772,770	95,772,770
TOTAL SHORT-TERM FUNDS (Cost $173,578,177)		175,176,761
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,665,761,327)		1,840,387,555
NET OTHER ASSETS (LIABILITIES) - 0.0%		(403,865)
NET ASSETS - 100%		$ 1,839,983,690
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,665,761,327) - See accompanying schedule		$ 1,840,387,555
Receivable for investments sold		1,868,984
Receivable for fund shares sold		2,684,258
Receivable from affiliate for expense reductions		1,440
Total assets		1,844,942,237

Liabilities
Payable for investments purchased	$ 711
Payable for fund shares redeemed	4,558,284
Distribution and service plan fees payable	399,552
Total liabilities		4,958,547

Net Assets		$ 1,839,983,690
Net Assets consist of:
Paid in capital		$ 1,710,031,508
Undistributed net investment income		6,260,154
Accumulated undistributed net realized gain (loss) on investments		(50,934,200)
Net unrealized appreciation (depreciation) on investments		174,626,228
Net Assets		$ 1,839,983,690

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,135,914,823 ÷ 93,466,689 shares)		$ 12.15

Maximum offering price per share (100/94.25 of $12.15)		$ 12.89
Class T: Net Asset Value and redemption price per share ($212,300,205 ÷ 17,504,434 shares)		$ 12.13

Maximum offering price per share (100/96.50 of $12.13)		$ 12.57
Class B: Net Asset Value and offering price per share ($20,118,196 ÷ 1,663,806 shares)A		$ 12.09

Class C: Net Asset Value and offering price per share ($70,072,391 ÷ 5,815,753 shares)A		$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($401,578,075 ÷ 32,804,271 shares)		$ 12.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,877,383

Expenses
Distribution and service plan fees	$ 2,333,589
Independent trustees' compensation	3,092
Total expenses before reductions	2,336,681
Expense reductions	(3,092)	2,333,589
Net investment income (loss)		6,543,794
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,375,605)
Capital gain distributions from underlying funds	1,266,851
Total net realized gain (loss)		(108,754)
Change in net unrealized appreciation (depreciation) on underlying funds		42,652,002
Net gain (loss)		42,543,248
Net increase (decrease) in net assets resulting from operations		$ 49,087,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,543,794	$ 23,538,138
Net realized gain (loss)	(108,754)	42,817,853
Change in net unrealized appreciation (depreciation)	42,652,002	(18,849,124)
Net increase (decrease) in net assets resulting from operations	49,087,042	47,506,867
Distributions to shareholders from net investment income	(3,360,615)	(22,803,456)
Distributions to shareholders from net realized gain	-	(21,487,940)
Total distributions	(3,360,615)	(44,291,396)
Share transactions - net increase (decrease)	37,748,555	170,418,837
Total increase (decrease) in net assets	83,474,982	173,634,308

Net Assets
Beginning of period	1,756,508,708	1,582,874,400
End of period (including undistributed net investment income of $6,260,154 and undistributed net investment income of $3,076,975, respectively)	$ 1,839,983,690	$ 1,756,508,708

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85	$ 12.40
Income from Investment Operations
Net investment income (loss) E	.04	.17	.16	.20	.26	.31
Net realized and unrealized gain (loss)	.28	.13	1.16	2.84	(3.47)	(.35)
Total from investment operations	.32	.30	1.32	3.04	(3.21)	(.04)
Distributions from net investment income	(.02)	(.17)	(.16)	(.20)	(.26)	(.27)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.02)	(.32)	(.26)	(.28) J	(.59) I	(.51) H
Net asset value, end of period	$ 12.15	$ 11.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85
Total Return B,C,D	2.73%	2.71%	12.36%	37.95%	(28.01)%	(.53)%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.76% A	1.50%	1.42%	2.02%	2.69%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,135,915	$ 1,101,302	$ 1,004,955	$ 830,024	$ 477,641	$ 517,888
Portfolio turnover rate	9% A	19%	33%	29%	36%	13%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share. ITotal distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share. JTotal distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.85	$ 10.79	$ 8.04	$ 11.82	$ 12.38
Income from Investment Operations
Net investment income (loss) E	.03	.14	.13	.18	.24	.28
Net realized and unrealized gain (loss)	.29	.13	1.16	2.82	(3.46)	(.36)
Total from investment operations	.32	.27	1.29	3.00	(3.22)	(.08)
Distributions from net investment income	(.02)	(.14)	(.13)	(.17)	(.23)	(.23)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.02)	(.29)	(.23)	(.25) J	(.56) I	(.48) H
Net asset value, end of period	$ 12.13	$ 11.83	$ 11.85	$ 10.79	$ 8.04	$ 11.82
Total Return B,C,D	2.68%	2.44%	12.09%	37.53%	(28.13)%	(.89)%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.51% A	1.25%	1.17%	1.77%	2.44%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 212,300	$ 213,366	$ 236,106	$ 225,384	$ 162,439	$ 203,822
Portfolio turnover rate	9% A	19%	33%	29%	36%	13%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share. ITotal distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.82	$ 10.76	$ 8.02	$ 11.77	$ 12.33
Income from Investment Operations
Net investment income (loss) E	- L	.09	.07	.13	.19	.21
Net realized and unrealized gain (loss)	.28	.13	1.16	2.82	(3.44)	(.36)
Total from investment operations	.28	.22	1.23	2.95	(3.25)	(.15)
Distributions from net investment income	-	(.07)	(.07)	(.12)	(.17)	(.17)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	-	(.23) K	(.17)	(.21) J	(.50) I	(.41) H
Net asset value, end of period	$ 12.09	$ 11.81	$ 11.82	$ 10.76	$ 8.02	$ 11.77
Total ReturnB,C,D	2.37%	1.95%	11.51%	36.85%	(28.47)%	(1.37)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.01% A	.75%	.67%	1.27%	1.94%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,118	$ 23,552	$ 32,762	$ 35,932	$ 27,727	$ 43,608
Portfolio turnover rate	9% A	19%	33%	29%	36%	13%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share. ITotal distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share. KTotal distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.79	$ 10.74	$ 8.00	$ 11.76	$ 12.32
Income from Investment Operations
Net investment income (loss)E	- K	.09	.07	.13	.19	.21
Net realized and unrealized gain (loss)	.28	.13	1.15	2.82	(3.45)	(.35)
Total from investment operations	.28	.22	1.22	2.95	(3.26)	(.14)
Distributions from net investment income	-	(.09)	(.07)	(.13)	(.18)	(.18)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	-	(.24)	(.17)	(.21)J	(.50)I	(.42)H
Net asset value, end of period	$ 12.05	$ 11.77	$ 11.79	$ 10.74	$ 8.00	$ 11.76
Total ReturnB,C,D	2.38%	1.98%	11.49%	36.97%	(28.53)%	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.01% A	.75%	.67%	1.27%	1.94%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,072	$ 70,220	$ 70,396	$ 64,801	$ 46,942	$ 65,543
Portfolio turnover rate	9% A	19%	33%	29%	36%	13%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share. ITotal distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share. KAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.94	$ 10.87	$ 8.09	$ 11.91	$ 12.47
Income from Investment Operations
Net investment income (loss) D	.06	.20	.19	.23	.29	.34
Net realized and unrealized gain (loss)	.28	.14	1.17	2.85	(3.50)	(.36)
Total from investment operations	.34	.34	1.36	3.08	(3.21)	(.02)
Distributions from net investment income	(.03)	(.19)	(.19)	(.22)	(.29)	(.29)
Distributions from net realized gain	-	(.15)	(.10)	(.08)	(.33)	(.24)
Total distributions	(.03)	(.35)K	(.29)	(.30)J	(.61)I	(.54)H
Net asset value, end of period	$ 12.24	$ 11.93	$ 11.94	$ 10.87	$ 8.09	$ 11.91
Total Return B,C	2.86%	3.01%	12.67%	38.30%	(27.85)%	(.42)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.01% A	1.75%	1.67%	2.27%	2.94%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,578	$ 348,068	$ 238,655	$ 137,487	$ 77,998	$ 68,797
Portfolio turnover rate	9% A	19%	33%	29%	36%	13%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. GAmount represents less than ..01%. HTotal distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share. ITotal distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share. JTotal distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share. KTotal distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	6.3	6.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.2	3.7
Fidelity Advisor Growth & Income Fund Institutional Class	5.1	5.2
Fidelity Advisor Large Cap Fund Institutional Class	4.7	5.1
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.8
Fidelity Series 100 Index Fund	3.4	4.5
Fidelity Series All-Sector Equity Fund	7.3	7.1
Fidelity Series Large Cap Value Fund	6.9	6.9
Fidelity Series Real Estate Equity Fund	0.5	0.3
Fidelity Series Small Cap Opportunities Fund	1.8	1.7
	35.6	36.3
Developed International Equity Funds
Fidelity Series International Growth Fund	5.4	5.4
Fidelity Series International Small Cap Fund	1.1	1.1
Fidelity Series International Value Fund	5.3	5.2
	11.8	11.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.3	3.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.0	1.0
Fidelity Series High Income Fund	5.7	5.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	7.8	7.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.2	8.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.3	21.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2.6	2.4
Fidelity Institutional Money Market Portfolio Institutional Class	3.1	3.0
	5.7	5.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.3%
Domestic Equity Funds	35.6%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.3%
Short-Term Funds	5.7%

Six months ago
Commodity Funds	6.0%
Domestic Equity Funds	36.3%
Developed International Equity Funds	11.7%
Emerging Markets Equity Funds	3.5%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	21.2%
Short-Term Funds	5.4%

Expected
Commodity Funds	6.0%
Domestic Equity Funds	34.1%
Developed International Equity Funds	11.2%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	5.6%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	23.9%
Short-Term Funds	7.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.9%
	Shares	Value
Commodity Funds - 6.3%
Fidelity Series Commodity Strategy Fund	20,055,010	$ 188,717,641
Domestic Equity Funds - 35.6%
Fidelity Advisor Equity Growth Fund Institutional Class	1,887,069	127,471,536
Fidelity Advisor Growth & Income Fund Institutional Class	7,544,268	153,601,296
Fidelity Advisor Large Cap Fund Institutional Class	6,484,569	141,752,672
Fidelity Advisor Small Cap Fund Institutional Class	2,139,066	50,717,258
Fidelity Series 100 Index Fund	9,881,844	102,869,997
Fidelity Series All-Sector Equity Fund	16,816,251	219,956,563
Fidelity Series Large Cap Value Fund	18,198,749	208,193,693
Fidelity Series Real Estate Equity Fund	1,280,637	15,495,714
Fidelity Series Small Cap Opportunities Fund	4,702,192	52,617,532
TOTAL DOMESTIC EQUITY FUNDS		1,072,676,261
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,101,626,731)		1,261,393,902
International Equity Funds - 15.1%

Developed International Equity Funds - 11.8%
Fidelity Series International Growth Fund	13,917,377	161,024,054
Fidelity Series International Small Cap Fund	2,681,812	32,852,202
Fidelity Series International Value Fund	17,762,980	160,754,968
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		354,631,224
Emerging Markets Equity Funds - 3.3%
Fidelity Series Emerging Markets Fund	6,240,687	101,286,345
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $435,656,567)		455,917,569
Bond Funds - 37.3%
	Shares	Value
High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund	1,702,082	$ 18,569,711
Fidelity Series Floating Rate High Income Fund	2,734,104	29,227,567
Fidelity Series High Income Fund	16,963,953	173,371,603
Fidelity Series Real Estate Income Fund	1,382,006	15,478,468
TOTAL HIGH YIELD BOND FUNDS		236,647,349
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund	21,217,042	245,905,511
Investment Grade Bond Funds - 21.3%
Fidelity Series Investment Grade Bond Fund	53,313,651	642,962,627
TOTAL BOND FUNDS (Cost $1,058,083,857)		1,125,515,487
Short-Term Funds - 5.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	8,289,746	77,592,024
Fidelity Institutional Money Market Portfolio Institutional Class	93,652,969	93,652,969
TOTAL SHORT-TERM FUNDS (Cost $170,018,005)		171,244,993
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,765,385,160)		3,014,071,951
NET OTHER ASSETS (LIABILITIES) - 0.0%		(668,979)
NET ASSETS - 100%		$ 3,013,402,972
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,765,385,160) - See accompanying schedule		$ 3,014,071,951
Cash		3,959
Receivable for investments sold		1,451,595
Receivable for fund shares sold		6,072,768
Receivable from affiliate for expense reductions		3,433
Total assets		3,021,603,706

Liabilities
Payable for investments purchased	$ 4,534
Payable for fund shares redeemed	7,533,202
Distribution and service plan fees payable	662,998
Total liabilities		8,200,734

Net Assets		$ 3,013,402,972
Net Assets consist of:
Paid in capital		$ 2,814,201,062
Undistributed net investment income		9,983,836
Accumulated undistributed net realized gain (loss) on investments		(59,468,717)
Net unrealized appreciation (depreciation) on investments		248,686,791
Net Assets		$ 3,013,402,972

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,843,656,566 ÷ 145,590,635 shares)		$ 12.66

Maximum offering price per share (100/94.25 of $12.66)		$ 13.43
Class T: Net Asset Value and redemption price per share ($398,052,545 ÷ 31,455,609 shares)		$ 12.65

Maximum offering price per share (100/96.50 of $12.65)		$ 13.11
Class B: Net Asset Value and offering price per share ($37,395,051 ÷ 2,964,288 shares)A		$ 12.62

Class C: Net Asset Value and offering price per share ($100,922,920 ÷ 8,032,537 shares)A		$ 12.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($633,375,890 ÷ 49,675,426 shares)		$ 12.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,270,412
Expenses
Distribution and service plan fees	$ 3,812,882
Independent trustees' compensation	4,995
Total expenses before reductions	3,817,877
Expense reductions	(4,995)	3,812,882
Net investment income (loss)		10,457,530
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	23,622,660
Capital gain distributions from underlying funds	2,292,256
Total net realized gain (loss)		25,914,916
Change in net unrealized appreciation (depreciation) on underlying funds		44,893,591
Net gain (loss)		70,808,507
Net increase (decrease) in net assets resulting from operations		$ 81,266,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,457,530	$ 38,367,434
Net realized gain (loss)	25,914,916	115,708,832
Change in net unrealized appreciation (depreciation)	44,893,591	(89,788,111)
Net increase (decrease) in net assets resulting from operations	81,266,037	64,288,155
Distributions to shareholders from net investment income	(5,385,251)	(36,847,353)
Distributions to shareholders from net realized gain	-	(37,208,864)
Total distributions	(5,385,251)	(74,056,217)
Share transactions - net increase (decrease)	114,455,467	322,693,501
Total increase (decrease) in net assets	190,336,253	312,925,439

Net Assets
Beginning of period	2,823,066,719	2,510,141,280
End of period (including undistributed net investment income of $9,983,836 and undistributed net investment income of $4,911,557, respectively)	$ 3,013,402,972	$ 2,823,066,719

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 12.45	$ 11.21	$ 7.97	$ 12.73	$ 13.49
Income from Investment Operations
Net investment income (loss) E	.05	.19	.16	.20	.25	.28
Net realized and unrealized gain (loss)	.28	.06	1.36	3.32	(4.33)	(.49)
Total from investment operations	.33	.25	1.52	3.52	(4.08)	(.21)
Distributions from net investment income	(.02)	(.18)	(.17)	(.19)	(.25)	(.25)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.02)	(.35) I	(.28)	(.28) H	(.68)	(.55)
Net asset value, end of period	$ 12.66	$ 12.35	$ 12.45	$ 11.21	$ 7.97	$ 12.73
Total Return B,C,D	2.71%	2.23%	13.73%	44.32%	(33.34)%	(1.83)%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.75% A	1.55%	1.43%	1.92%	2.49%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,843,657	$ 1,740,500	$ 1,557,402	$ 1,238,015	$ 677,210	$ 811,992
Portfolio turnover rate	8% A	18%	39%	26%	31%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share. ITotal distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 12.45	$ 11.20	$ 7.96	$ 12.72	$ 13.47
Income from Investment Operations
Net investment income (loss) E	.03	.16	.13	.17	.23	.25
Net realized and unrealized gain (loss)	.30	.05	1.37	3.32	(4.34)	(.49)
Total from investment operations	.33	.21	1.50	3.49	(4.11)	(.24)
Distributions from net investment income	(.02)	(.15)	(.13)	(.16)	(.22)	(.21)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.02)	(.32) J	(.25) I	(.25) H	(.65)	(.51)
Net asset value, end of period	$ 12.65	$ 12.34	$ 12.45	$ 11.20	$ 7.96	$ 12.72
Total Return B,C,D	2.65%	1.86%	13.50%	44.02%	(33.56)%	(2.02)%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.50% A	1.30%	1.18%	1.67%	2.24%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 398,053	$ 386,416	$ 424,707	$ 488,097	$ 343,919	$ 458,465
Portfolio turnover rate	8% A	18%	39%	26%	31%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share. JTotal distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

Financial Highlights - Class B

	Six months ended September 30,	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 12.41	$ 11.17	$ 7.94	$ 12.66	$ 13.41
Income from Investment Operations
Net investment income (loss) E	-	.10	.08	.12	.18	.18
Net realized and unrealized gain (loss)	.30	.06	1.35	3.31	(4.31)	(.48)
Total from investment operations	.30	.16	1.43	3.43	(4.13)	(.30)
Distributions from net investment income	-	(.08)	(.08)	(.12)	(.16)	(.15)
Distributions from net realized gain	-	(.17)	(.11)	(.09)	(.43)	(.30)
Total distributions	-	(.25)	(.19)	(.20) H	(.59)	(.45)
Net asset value, end of period	$ 12.62	$ 12.32	$ 12.41	$ 11.17	$ 7.94	$ 12.66
Total Return B,C,D	2.44%	1.39%	12.87%	43.34%	(33.87)%	(2.51)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	-% A	.80%	.68%	1.17%	1.74%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,395	$ 43,138	$ 61,856	$ 71,888	$ 52,871	$ 89,049
Portfolio turnover rate	8% A	18%	39%	26%	31%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30,	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.37	$ 11.14	$ 7.92	$ 12.64	$ 13.40
Income from Investment Operations
Net investment income (loss) E	-	.10	.08	.12	.18	.18
Net realized and unrealized gain (loss)	.29	.06	1.34	3.31	(4.31)	(.49)
Total from investment operations	.29	.16	1.42	3.43	(4.13)	(.31)
Distributions from net investment income	-	(.09)	(.08)	(.12)	(.16)	(.15)
Distributions from net realized gain	-	(.17)	(.11)	(.09)	(.43)	(.30)
Total distributions	-	(.26)	(.19)	(.21) H	(.59)	(.45)
Net asset value, end of period	$ 12.56	$ 12.27	$ 12.37	$ 11.14	$ 7.92	$ 12.64
Total Return B,C,D	2.36%	1.43%	12.89%	43.38%	(33.90)%	(2.56)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	-% A	.80%	.68%	1.17%	1.74%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,923	$ 97,550	$ 101,019	$ 93,237	$ 62,702	$ 95,224
Portfolio turnover rate	8% A	18%	39%	26%	31%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.53	$ 11.27	$ 8.01	$ 12.79	$ 13.55
Income from Investment Operations
Net investment income (loss) D	.06	.22	.19	.22	.28	.32
Net realized and unrealized gain (loss)	.30	.05	1.38	3.34	(4.35)	(.50)
Total from investment operations	.36	.27	1.57	3.56	(4.07)	(.18)
Distributions from net investment income	(.03)	(.21)	(.20)	(.21)	(.28)	(.28)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.43)	(.30)
Total distributions	(.03)	(.38) I	(.31)	(.30) H	(.71)	(.58)
Net asset value, end of period	$ 12.75	$ 12.42	$ 12.53	$ 11.27	$ 8.01	$ 12.79
Total Return B,C	2.92%	2.39%	14.09%	44.65%	(33.16)%	(1.62)%
Ratios to Average Net Assets E,F
Expenses before reductions G	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.00% A	1.80%	1.68%	2.17%	2.74%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 633,376	$ 555,462	$ 365,157	$ 214,905	$ 105,660	$ 87,568
Portfolio turnover rate	8% A	18%	39%	26%	31%	10%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the Underlying Funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. G Amount represents less than $.01 per share. H Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share. I Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.5	7.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.1	4.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.1	6.2
Fidelity Advisor Large Cap Fund Institutional Class	5.6	6.1
Fidelity Advisor Small Cap Fund Institutional Class	2.0	2.1
Fidelity Series 100 Index Fund	4.1	5.3
Fidelity Series All-Sector Equity Fund	8.7	8.5
Fidelity Series Large Cap Value Fund	8.2	8.2
Fidelity Series Real Estate Equity Fund	0.6	0.3
Fidelity Series Small Cap Opportunities Fund	2.1	2.0
	42.5	43.1
Developed International Equity Funds
Fidelity Series International Growth Fund	6.4	6.4
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.4	6.3
	14.1	14.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.8	0.7
Fidelity Series High Income Fund	6.9	7.0
Fidelity Series Real Estate Income Fund	0.4	0.4
	8.7	8.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.3	5.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.4	17.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.2	0.1
Fidelity Institutional Money Market Portfolio Institutional Class	0.3	0.2
	0.5	0.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.5%
Domestic Equity Funds	42.5%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	8.7%
Inflation-Protected Bond Funds	5.3%
Investment Grade Bond Funds	17.4%
Short-Term Funds	0.5%

Six months ago
Commodity Funds	7.3%
Domestic Equity Funds	43.1%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.7%
Inflation-Protected Bond Funds	5.1%
Investment Grade Bond Funds	17.3%
Short-Term Funds	0.3%

Expected
Commodity Funds	7.3%
Domestic Equity Funds	41.7%
Developed International Equity Funds	13.8%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	5.7%
Investment Grade Bond Funds	19.2%
Short-Term Funds	0.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.0%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund	20,734,093	$ 195,107,812
Domestic Equity Funds - 42.5%
Fidelity Advisor Equity Growth Fund Institutional Class	1,936,298	130,796,902
Fidelity Advisor Growth & Income Fund Institutional Class	7,742,096	157,629,078
Fidelity Advisor Large Cap Fund Institutional Class	6,651,828	145,408,965
Fidelity Advisor Small Cap Fund Institutional Class	2,197,490	52,102,496
Fidelity Series 100 Index Fund	10,136,428	105,520,211
Fidelity Series All-Sector Equity Fund	17,251,941	225,655,390
Fidelity Series Large Cap Value Fund	18,672,586	213,614,389
Fidelity Series Real Estate Equity Fund	1,313,843	15,897,503
Fidelity Series Small Cap Opportunities Fund	4,826,461	54,008,100
TOTAL DOMESTIC EQUITY FUNDS		1,100,633,034
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,117,393,303)		1,295,740,846
International Equity Funds - 18.1%

Developed International Equity Funds - 14.1%
Fidelity Series International Growth Fund	14,347,288	165,998,120
Fidelity Series International Small Cap Fund	2,763,535	33,853,298
Fidelity Series International Value Fund	18,319,343	165,790,058
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		365,641,476
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund	6,441,204	104,540,745
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $447,434,115)		470,182,221
Bond Funds - 31.4%
	Shares	Value
High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund	1,474,348	$ 16,085,132
Fidelity Series Floating Rate High Income Fund	1,830,624	19,569,372
Fidelity Series High Income Fund	17,621,275	180,089,435
Fidelity Series Real Estate Income Fund	927,838	10,391,781
TOTAL HIGH YIELD BOND FUNDS		226,135,720
Inflation-Protected Bond Funds - 5.3%
Fidelity Series Inflation-Protected Bond Index Fund	11,717,444	135,805,182
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund	37,329,335	450,191,781
TOTAL BOND FUNDS (Cost $765,623,999)		812,132,683
Short-Term Funds - 0.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	582,004	5,447,556
Fidelity Institutional Money Market Portfolio Institutional Class	6,586,023	6,586,023
TOTAL SHORT-TERM FUNDS (Cost $11,988,996)		12,033,579
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,342,440,413)		2,590,089,329
NET OTHER ASSETS (LIABILITIES) - 0.0%		(531,940)
NET ASSETS - 100%		$ 2,589,557,389
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,342,440,413) - See accompanying schedule		$ 2,590,089,329
Cash		8
Receivable for investments sold		176,661
Receivable for fund shares sold		4,712,149
Receivable from affiliate for expense reductions		3,912
Total assets		2,594,982,059

Liabilities
Payable for investments purchased	$ 75,918
Payable for fund shares redeemed	4,810,623
Distribution and service plan fees payable	538,129
Total liabilities		5,424,670

Net Assets		$ 2,589,557,389
Net Assets consist of:
Paid in capital		$ 2,395,423,781
Undistributed net investment income		7,731,108
Accumulated undistributed net realized gain (loss) on investments		(61,246,416)
Net unrealized appreciation (depreciation) on investments		247,648,916
Net Assets		$ 2,589,557,389

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,665,737,290 ÷ 136,341,797 shares)		$ 12.22

Maximum offering price per share (100/94.25 of $12.22)		$ 12.97
Class T: Net Asset Value and redemption price per share ($275,833,656 ÷ 22,543,876 shares)		$ 12.24

Maximum offering price per share (100/96.50 of $12.24)		$ 12.68
Class B: Net Asset Value and offering price per share ($25,513,682 ÷ 2,103,562 shares)A		$ 12.13

Class C: Net Asset Value and offering price per share ($69,276,863 ÷ 5,733,065 shares)A		$ 12.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($553,195,898 ÷ 44,946,951 shares)		$ 12.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,146,663
Expenses
Distribution and service plan fees	$ 3,039,746
Independent trustees' compensation	4,190
Total expenses before reductions	3,043,936
Expense reductions	(4,190)	3,039,746
Net investment income (loss)		8,106,917
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,315,584)
Capital gain distributions from underlying funds	2,299,280
Total net realized gain (loss)		(1,016,304)
Change in net unrealized appreciation (depreciation) on underlying funds		63,954,947
Net gain (loss)		62,938,643
Net increase (decrease) in net assets resulting from operations		$ 71,045,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,106,917	$ 31,259,419
Net realized gain (loss)	(1,016,304)	69,317,481
Change in net unrealized appreciation (depreciation)	63,954,947	(49,933,046)
Net increase (decrease) in net assets resulting from operations	71,045,560	50,643,854
Distributions to shareholders from net investment income	(4,025,917)	(29,784,172)
Distributions to shareholders from net realized gain	-	(32,097,999)
Total distributions	(4,025,917)	(61,882,171)
Share transactions - net increase (decrease)	159,578,652	440,882,254
Total increase (decrease) in net assets	226,598,295	429,643,937

Net Assets
Beginning of period	2,362,959,094	1,933,315,157
End of period (including undistributed net investment income of $7,731,108 and undistributed net investment income of $3,650,108, respectively)	$ 2,589,557,389	$ 2,362,959,094

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.09	$ 10.76	$ 7.51	$ 12.26	$ 13.01
Income from Investment Operations
Net investment income (loss) E	.04	.18	.16	.18	.23	.26
Net realized and unrealized gain (loss)	.29	(.01) G	1.43	3.32	(4.36)	(.50)
Total from investment operations	.33	.17	1.59	3.50	(4.13)	(.24)
Distributions from net investment income	(.02)	(.17)	(.16)	(.17)	(.22)	(.22)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.02)	(.35)	(.26) J	(.25) I	(.62)	(.51)
Net asset value, end of period	$ 12.22	$ 11.91	$ 12.09	$ 10.76	$ 7.51	$ 12.26
Total Return B,C,D	2.78%	1.61%	14.97%	46.86%	(34.98)%	(2.14)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.68% A	1.56%	1.42%	1.82%	2.41%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,665,737	$ 1,539,333	$ 1,290,255	$ 999,687	$ 512,482	$ 558,890
Portfolio turnover rate	7% A	14%	34%	19%	29%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share. JTotal distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 12.11	$ 10.78	$ 7.52	$ 12.28	$ 13.03
Income from Investment Operations
Net investment income (loss) E	.03	.15	.13	.15	.21	.23
Net realized and unrealized gain (loss)	.29	(.01) G	1.43	3.34	(4.37)	(.51)
Total from investment operations	.32	.14	1.56	3.49	(4.16)	(.28)
Distributions from net investment income	(.01)	(.14)	(.13)	(.15)	(.20)	(.18)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.01)	(.32)	(.23) J	(.23) I	(.60)	(.47)
Net asset value, end of period	$ 12.24	$ 11.93	$ 12.11	$ 10.78	$ 7.52	$ 12.28
Total Return B,C,D	2.71%	1.33%	14.67%	46.60%	(35.20)%	(2.40)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.43% A	1.31%	1.17%	1.57%	2.16%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,834	$ 257,594	$ 258,166	$ 230,003	$ 139,330	$ 173,946
Portfolio turnover rate	7% A	14%	34%	19%	29%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share. JTotal distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 12.01	$ 10.70	$ 7.47	$ 12.17	$ 12.93
Income from Investment Operations
Net investment income (loss) E	- J	.09	.07	.10	.16	.16
Net realized and unrealized gain (loss)	.29	(.01) G	1.42	3.32	(4.32)	(.51)
Total from investment operations	.29	.08	1.49	3.42	(4.16)	(.35)
Distributions from net investment income	-	(.08)	(.07)	(.10)	(.14)	(.12)
Distributions from net realized gain	-	(.17)	(.11)	(.09)	(.40)	(.29)
Total distributions	-	(.25)	(.18)	(.19) I	(.54)	(.41)
Net asset value, end of period	$ 12.13	$ 11.84	$ 12.01	$ 10.70	$ 7.47	$ 12.17
Total Return B,C,D	2.45%	.82%	14.02%	45.83%	(35.45)%	(2.95)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.07)% A	.81%	.67%	1.07%	1.66%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,514	$ 29,202	$ 38,946	$ 38,816	$ 27,207	$ 43,016
Portfolio turnover rate	7% A	14%	34%	19%	29%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.98	$ 10.68	$ 7.46	$ 12.16	$ 12.92
Income from Investment Operations
Net investment income (loss) E	- K	.09	.07	.10	.16	.16
Net realized and unrealized gain (loss)	.28	(.01) G	1.41	3.31	(4.32)	(.50)
Total from investment operations	.28	.08	1.48	3.41	(4.16)	(.34)
Distributions from net investment income	-	(.09)	(.08)	(.11)	(.14)	(.13)
Distributions from net realized gain	-	(.17)	(.11)	(.09)	(.40)	(.29)
Total distributions	-	(.26)	(.18) J	(.19) I	(.54)	(.42)
Net asset value, end of period	$ 12.08	$ 11.80	$ 11.98	$ 10.68	$ 7.46	$ 12.16
Total Return B,C,D	2.37%	.86%	14.01%	45.83%	(35.44)%	(2.91)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.07)% A	.81%	.67%	1.07%	1.66%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,277	$ 66,126	$ 61,640	$ 52,756	$ 31,735	$ 40,426
Portfolio turnover rate	7% A	14%	34%	19%	29%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share. JTotal distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share. KAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 12.17	$ 10.83	$ 7.55	$ 12.33	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.05	.21	.19	.20	.26	.29
Net realized and unrealized gain (loss)	.30	(.02)G	1.44	3.35	(4.39)	(.50)
Total from investment operations	.35	.19	1.63	3.55	(4.13)	(.21)
Distributions from net investment income	(.03)	(.20)	(.18)	(.19)	(.25)	(.25)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.40)	(.29)
Total distributions	(.03)	(.37)I	(.29)	(.27)J	(.65)	(.54)
Net asset value, end of period	$ 12.31	$ 11.99	$ 12.17	$ 10.83	$ 7.55	$ 12.33
Total Return B,C	2.90%	1.84%	15.23%	47.31%	(34.83)%	(1.93)%
Ratios to Average Net AssetsE,H
Expenses before reductionsF	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.93% A	1.81%	1.67%	2.07%	2.66%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 553,196	$ 470,704	$ 284,309	$ 140,948	$ 69,731	$ 52,762
Portfolio turnover rate	7% A	14%	34%	19%	29%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FAmount represents less than .01%. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.9	7.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.3	4.6
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	6.5
Fidelity Advisor Large Cap Fund Institutional Class	5.9	6.4
Fidelity Advisor Small Cap Fund Institutional Class	2.1	2.2
Fidelity Series 100 Index Fund	4.3	5.6
Fidelity Series All-Sector Equity Fund	9.1	8.9
Fidelity Series Large Cap Value Fund	8.6	8.6
Fidelity Series Real Estate Equity Fund	0.6	0.4
Fidelity Series Small Cap Opportunities Fund	2.2	2.1
	44.5	45.3
Developed International Equity Funds
Fidelity Series International Growth Fund	6.7	6.7
Fidelity Series International Small Cap Fund	1.4	1.3
Fidelity Series International Value Fund	6.7	6.6
	14.8	14.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.2	4.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.8	0.8
Fidelity Series High Income Fund	7.0	7.0
Fidelity Series Real Estate Income Fund	0.4	0.4
	8.8	8.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.2	1.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.6	17.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.9%
Domestic Equity Funds	44.5%
Developed International Equity Funds	14.8%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	2.2%
Investment Grade Bond Funds	17.6%

Six months ago
Commodity Funds	7.5%
Domestic Equity Funds	45.3%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	4.4%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	1.9%
Investment Grade Bond Funds	17.5%

Expected
Commodity Funds	7.7%
Domestic Equity Funds	43.9%
Developed International Equity Funds	14.5%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	2.8%
Investment Grade Bond Funds	19.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Commodity Funds - 7.9%
Fidelity Series Commodity Strategy Fund	22,123,052	$ 208,177,922
Domestic Equity Funds - 44.5%
Fidelity Advisor Equity Growth Fund Institutional Class	2,070,045	139,831,534
Fidelity Advisor Growth & Income Fund Institutional Class	8,278,885	168,558,098
Fidelity Advisor Large Cap Fund Institutional Class	7,112,901	155,488,007
Fidelity Advisor Small Cap Fund Institutional Class	2,347,720	55,664,452
Fidelity Series 100 Index Fund	10,838,663	112,830,484
Fidelity Series All-Sector Equity Fund	18,446,261	241,277,093
Fidelity Series Large Cap Value Fund	19,963,857	228,386,522
Fidelity Series Real Estate Equity Fund	1,404,919	16,999,519
Fidelity Series Small Cap Opportunities Fund	5,159,031	57,729,554
TOTAL DOMESTIC EQUITY FUNDS		1,176,765,263
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,221,266,429)		1,384,943,185
International Equity Funds - 19.0%

Developed International Equity Funds - 14.8%
Fidelity Series International Growth Fund	15,339,146	177,473,915
Fidelity Series International Small Cap Fund	2,954,920	36,197,765
Fidelity Series International Value Fund	19,585,819	177,251,664
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		390,923,344

	Shares	Value
Emerging Markets Equity Funds - 4.2%
Fidelity Series Emerging Markets Fund	6,882,987	$ 111,710,876
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $480,041,022)		502,634,220
Bond Funds - 28.6%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund	1,603,795	17,497,404
Fidelity Series Floating Rate High Income Fund	1,910,484	20,423,069
Fidelity Series High Income Fund	18,212,062	186,127,278
Fidelity Series Real Estate Income Fund	966,425	10,823,964
TOTAL HIGH YIELD BOND FUNDS		234,871,715
Inflation-Protected Bond Funds - 2.2%
Fidelity Series Inflation-Protected Bond Index Fund	5,005,787	58,017,066
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund	38,570,902	465,165,080
TOTAL BOND FUNDS (Cost $723,705,048)		758,053,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,425,012,499)		2,645,631,266
NET OTHER ASSETS (LIABILITIES) - 0.0%		(558,390)
NET ASSETS - 100%		$ 2,645,072,876
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $2,425,012,499) - See accompanying schedule		$ 2,645,631,266
Cash		4
Receivable for investments sold		2,662,035
Receivable for fund shares sold		4,105,560
Receivable from affiliate for expense reductions		3,755
Total assets		2,652,402,620

Liabilities
Payable for fund shares redeemed	6,767,610
Distribution and service plan fees payable	562,134
Total liabilities		7,329,744

Net Assets		$ 2,645,072,876
Net Assets consist of:
Paid in capital		$ 2,472,588,442
Undistributed net investment income		8,040,036
Accumulated undistributed net realized gain (loss) on investments		(56,174,369)
Net unrealized appreciation (depreciation) on investments		220,618,767
Net Assets		$ 2,645,072,876

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,610,106,686 ÷ 125,764,436 shares)		$ 12.80

Maximum offering price per share (100/94.25 of $12.80)		$ 13.58
Class T: Net Asset Value and redemption price per share ($344,580,007 ÷ 27,006,953 shares)		$ 12.76

Maximum offering price per share (100/96.50 of $12.76)		$ 13.22
Class B: Net Asset Value and offering price per share ($30,060,735 ÷ 2,366,006 shares)A		$ 12.71

Class C: Net Asset Value and offering price per share ($70,255,490 ÷ 5,549,417 shares)A		$ 12.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($590,069,958 ÷ 45,853,912 shares)		$ 12.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,589,606

Expenses
Distribution and service plan fees	$ 3,194,900
Independent trustees' compensation	4,327
Total expenses before reductions	3,199,227
Expense reductions	(4,327)	3,194,900
Net investment income (loss)		8,394,706
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	24,881,602
Capital gain distributions from underlying funds	2,460,965
Total net realized gain (loss)		27,342,567
Change in net unrealized appreciation (depreciation) on underlying funds		36,502,136
Net gain (loss)		63,844,703
Net increase (decrease) in net assets resulting from operations		$ 72,239,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,394,706	$ 33,350,591
Net realized gain (loss)	27,342,567	105,028,851
Change in net unrealized appreciation (depreciation)	36,502,136	(97,033,979)
Net increase (decrease) in net assets resulting from operations	72,239,409	41,345,463
Distributions to shareholders from net investment income	(4,002,874)	(31,808,537)
Distributions to shareholders from net realized gain	-	(34,249,192)
Total distributions	(4,002,874)	(66,057,729)
Share transactions - net increase (decrease)	128,099,920	347,268,422
Total increase (decrease) in net assets	196,336,455	322,556,156

Net Assets
Beginning of period	2,448,736,421	2,126,180,265
End of period (including undistributed net investment income of $8,040,036 and undistributed net investment income of $3,648,204, respectively)	$ 2,645,072,876	$ 2,448,736,421

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.72	$ 11.29	$ 7.69	$ 13.29	$ 14.27
Income from Investment Operations
Net investment income (loss) E	.04	.19	.16	.16	.21	.22
Net realized and unrealized gain (loss)	.30	(.06) G	1.54	3.68	(5.10)	(.63)
Total from investment operations	.34	.13	1.70	3.84	(4.89)	(.41)
Distributions from net investment income	(.02)	(.18)	(.16)	(.15)	(.21)	(.19)
Distributions from net realized gain	-	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.02)	(.37)	(.27)	(.24) I	(.71)	(.57)
Net asset value, end of period	$ 12.80	$ 12.48	$ 12.72	$ 11.29	$ 7.69	$ 13.29
Total Return B,C,D	2.73%	1.25%	15.27%	50.17%	(38.49)%	(3.22)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.69% A	1.57%	1.38%	1.61%	2.08%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,610,107	$ 1,506,827	$ 1,340,583	$ 1,030,972	$ 527,042	$ 626,641
Portfolio turnover rate	8% A	16%	38%	20%	22%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 12.68	$ 11.25	$ 7.67	$ 13.25	$ 14.23
Income from Investment Operations
Net investment income (loss) E	.03	.16	.13	.14	.19	.19
Net realized and unrealized gain (loss)	.30	(.06) G	1.54	3.66	(5.09)	(.64)
Total from investment operations	.33	.10	1.67	3.80	(4.90)	(.45)
Distributions from net investment income	(.01)	(.15)	(.13)	(.13)	(.18)	(.15)
Distributions from net realized gain	-	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.01)	(.34)	(.24)	(.22) I	(.68)	(.53)
Net asset value, end of period	$ 12.76	$ 12.44	$ 12.68	$ 11.25	$ 7.67	$ 13.25
Total Return B,C,D	2.68%	.98%	14.98%	49.72%	(38.62)%	(3.49)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.44% A	1.32%	1.12%	1.36%	1.83%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,580	$ 335,407	$ 348,443	$ 382,092	$ 236,333	$ 297,618
Portfolio turnover rate	8% A	16%	38%	20%	22%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.63	$ 11.21	$ 7.64	$ 13.17	$ 14.15
Income from Investment Operations
Net investment income (loss) E	-	.10	.07	.09	.14	.11
Net realized and unrealized gain (loss)	.30	(.06) G	1.53	3.65	(5.06)	(.63)
Total from investment operations	.30	.04	1.60	3.74	(4.92)	(.52)
Distributions from net investment income	-	(.08)	(.07)	(.08)	(.11)	(.09)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.50)	(.37)
Total distributions	-	(.26)	(.18)	(.17) I	(.61)	(.46)
Net asset value, end of period	$ 12.71	$ 12.41	$ 12.63	$ 11.21	$ 7.64	$ 13.17
Total Return B,C,D	2.42%	.52%	14.38%	49.07%	(38.94)%	(3.96)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.06)% A	.82%	.62%	.86%	1.33%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,061	$ 34,324	$ 47,275	$ 51,360	$ 35,701	$ 60,367
Portfolio turnover rate	8% A	16%	38%	20%	22%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.60	$ 11.19	$ 7.63	$ 13.17	$ 14.15
Income from Investment Operations
Net investment income (loss) E	-	.10	.07	.09	.14	.11
Net realized and unrealized gain (loss)	.29	(.05) G	1.53	3.65	(5.06)	(.63)
Total from investment operations	.29	.05	1.60	3.74	(4.92)	(.52)
Distributions from net investment income	-	(.09)	(.08)	(.08)	(.12)	(.09)
Distributions from net realized gain	-	(.18)	(.11)	(.09)	(.50)	(.37)
Total distributions	-	(.28) J	(.19)	(.18) I	(.62)	(.46)
Net asset value, end of period	$ 12.66	$ 12.37	$ 12.60	$ 11.19	$ 7.63	$ 13.17
Total Return B,C,D	2.34%	.55%	14.38%	49.06%	(38.96)%	(3.95)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.06)% A	.82%	.63%	.86%	1.33%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,255	$ 66,418	$ 68,349	$ 63,700	$ 40,294	$ 58,768
Portfolio turnover rate	8% A	16%	38%	20%	22%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share. JTotal distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 12.77	$ 11.33	$ 7.72	$ 13.34	$ 14.32
Income from Investment Operations
Net investment income (loss) D	.06	.22	.19	.19	.23	.26
Net realized and unrealized gain (loss)	.30	(.05) F	1.55	3.69	(5.11)	(.64)
Total from investment operations	.36	.17	1.74	3.88	(4.88)	(.38)
Distributions from net investment income	(.03)	(.21)	(.19)	(.17)	(.24)	(.22)
Distributions from net realized gain	-	(.19)	(.11)	(.09)	(.50)	(.38)
Total distributions	(.03)	(.40)	(.30)	(.27) H	(.74)	(.60)
Net asset value, end of period	$ 12.87	$ 12.54	$ 12.77	$ 11.33	$ 7.72	$ 13.34
Total Return B,C	2.87%	1.57%	15.56%	50.42%	(38.31)%	(3.01)%
Ratios to Average Net Assets E,G
Expenses before reductions I	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.94% A	1.82%	1.62%	1.86%	2.33%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 590,070	$ 505,761	$ 321,529	$ 178,232	$ 82,534	$ 69,011
Portfolio turnover rate	8% A	16%	38%	20%	22%	10%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share. IAmount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.1	8.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.1	5.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.3	7.5
Fidelity Advisor Large Cap Fund Institutional Class	6.8	7.4
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.5
Fidelity Series 100 Index Fund	4.9	6.4
Fidelity Series All-Sector Equity Fund	10.5	10.2
Fidelity Series Large Cap Value Fund	9.9	9.8
Fidelity Series Real Estate Equity Fund	0.7	0.4
Fidelity Series Small Cap Opportunities Fund	2.5	2.5
	51.1	51.9
Developed International Equity Funds
Fidelity Series International Growth Fund	7.7	7.7
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.7	7.5
	17.0	16.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	5.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.4	0.4
Fidelity Series High Income Fund	6.9	6.9
Fidelity Series Real Estate Income Fund	0.2	0.2
	8.2	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	9.7	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.1%
Domestic Equity Funds	51.1%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	9.7%

Six months ago
Commodity Funds	8.6%
Domestic Equity Funds	51.9%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	9.5%

Expected
Commodity Funds	8.9%
Domestic Equity Funds	50.5%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	11.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund	17,467,728	$ 164,371,320
Domestic Equity Funds - 51.1%
Fidelity Advisor Equity Growth Fund Institutional Class	1,624,374	109,726,441
Fidelity Advisor Growth & Income Fund Institutional Class	6,496,477	132,268,278
Fidelity Advisor Large Cap Fund Institutional Class	5,579,690	121,972,033
Fidelity Advisor Small Cap Fund Institutional Class	1,843,892	43,718,673
Fidelity Series 100 Index Fund	8,503,254	88,518,878
Fidelity Series All-Sector Equity Fund	14,472,513	189,300,471
Fidelity Series Large Cap Value Fund	15,664,230	179,198,792
Fidelity Series Real Estate Equity Fund	1,102,441	13,339,538
Fidelity Series Small Cap Opportunities Fund	4,049,127	45,309,736
TOTAL DOMESTIC EQUITY FUNDS		923,352,840
TOTAL DOMESTIC EQUITY FUNDS (Cost $949,418,972)		1,087,724,160
International Equity Funds - 21.9%

Developed International Equity Funds - 17.0%
Fidelity Series International Growth Fund	12,075,477	139,713,265
Fidelity Series International Small Cap Fund	2,325,633	28,489,010
Fidelity Series International Value Fund	15,420,537	139,555,862
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		307,758,137

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	5,421,809	$ 87,995,966
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $377,886,204)		395,754,103
Bond Funds - 17.9%

High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund	1,111,913	12,130,972
Fidelity Series Floating Rate High Income Fund	685,508	7,328,085
Fidelity Series High Income Fund	12,233,450	125,025,855
Fidelity Series Real Estate Income Fund	355,112	3,977,254
TOTAL HIGH YIELD BOND FUNDS		148,462,166
Investment Grade Bond Funds - 9.7%
Fidelity Series Investment Grade Bond Fund	14,571,724	175,734,987
TOTAL BOND FUNDS (Cost $309,231,525)		324,197,153
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,636,536,701)		1,807,675,416
NET OTHER ASSETS (LIABILITIES) - 0.0%		(358,571)
NET ASSETS - 100%		$ 1,807,316,845
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,636,536,701) - See accompanying schedule		$ 1,807,675,416
Cash		9
Receivable for investments sold		41,668
Receivable for fund shares sold		3,497,435
Receivable from affiliate for expense reductions		3,102
Total assets		1,811,217,630

Liabilities
Payable for investments purchased	$ 212,619
Payable for fund shares redeemed	3,326,506
Distribution and service plan fees payable	361,660
Total liabilities		3,900,785

Net Assets		$ 1,807,316,845
Net Assets consist of:
Paid in capital		$ 1,672,093,734
Undistributed net investment income		3,559,967
Accumulated undistributed net realized gain (loss) on investments		(39,475,571)
Net unrealized appreciation (depreciation) on investments		171,138,715
Net Assets		$ 1,807,316,845

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,137,263,543 ÷ 94,117,808 shares)		$ 12.08

Maximum offering price per share (100/94.25 of $12.08)		$ 12.82
Class T: Net Asset Value and redemption price per share ($183,942,415 ÷ 15,302,285 shares)		$ 12.02

Maximum offering price per share (100/96.50 of $12.02)		$ 12.46
Class B: Net Asset Value and offering price per share ($19,476,079 ÷ 1,634,381 shares)A		$ 11.92

Class C: Net Asset Value and offering price per share ($39,779,923 ÷ 3,343,302 shares)A		$ 11.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($426,854,885 ÷ 35,133,455 shares)		$ 12.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,896,840

Expenses
Distribution and service plan fees	$ 2,029,041
Independent trustees' compensation	2,901
Total expenses before reductions	2,031,942
Expense reductions	(2,901)	2,029,041
Net investment income (loss)		3,867,799
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,562,714)
Capital gain distributions from underlying funds	1,883,517
Total net realized gain (loss)		(679,197)
Change in net unrealized appreciation (depreciation) on underlying funds		43,055,979
Net gain (loss)		42,376,782
Net increase (decrease) in net assets resulting from operations		$ 46,244,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,867,799	$ 19,358,537
Net realized gain (loss)	(679,197)	51,989,047
Change in net unrealized appreciation (depreciation)	43,055,979	(49,807,030)
Net increase (decrease) in net assets resulting from operations	46,244,581	21,540,554
Distributions to shareholders from net investment income	(1,908,529)	(18,511,496)
Distributions to shareholders from net realized gain	-	(23,728,615)
Total distributions	(1,908,529)	(42,240,111)
Share transactions - net increase (decrease)	117,828,949	306,672,323
Total increase (decrease) in net assets	162,165,001	285,972,766

Net Assets
Beginning of period	1,645,151,844	1,359,179,078
End of period (including undistributed net investment income of $3,559,967 and undistributed net investment income of $1,600,697, respectively)	$ 1,807,316,845	$ 1,645,151,844

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 12.11	$ 10.65	$ 7.18	$ 12.53	$ 13.44
Income from Investment Operations
Net investment income (loss) E	.03	.16	.14	.14	.20	.20
Net realized and unrealized gain (loss)	.26	(.13) G	1.56	3.55	(4.92)	(.60)
Total from investment operations	.29	.03	1.70	3.69	(4.72)	(.40)
Distributions from net investment income	(.01)	(.15)	(.13)	(.14)	(.18)	(.17)
Distributions from net realized gain	-	(.19)	(.11)	(.08)	(.45)	(.34)
Total distributions	(.01)	(.34)	(.24)	(.22)	(.63) I	(.51)
Net asset value, end of period	$ 12.08	$ 11.80	$ 12.11	$ 10.65	$ 7.18	$ 12.53
Total Return B,C,D	2.49%	.47%	16.13%	51.59%	(39.29)%	(3.34)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46% A	1.39%	1.26%	1.51%	2.04%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,137,264	$ 1,057,102	$ 906,896	$ 669,450	$ 314,996	$ 336,805
Portfolio turnover rate	8% A	13%	30%	16%	21%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 12.05	$ 10.60	$ 7.15	$ 12.47	$ 13.38
Income from Investment Operations
Net investment income (loss) E	.01	.13	.11	.12	.17	.17
Net realized and unrealized gain (loss)	.28	(.13) G	1.55	3.53	(4.89)	(.62)
Total from investment operations	.29	-	1.66	3.65	(4.72)	(.45)
Distributions from net investment income	(.01)	(.12)	(.11)	(.12)	(.16)	(.13)
Distributions from net realized gain	-	(.19)	(.11)	(.08)	(.45)	(.33)
Total distributions	(.01)	(.31)	(.21) J	(.20)	(.60) I	(.46)
Net asset value, end of period	$ 12.02	$ 11.74	$ 12.05	$ 10.60	$ 7.15	$ 12.47
Total Return B,C,D	2.44%	.19%	15.84%	51.17%	(39.42)%	(3.66)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21% A	1.14%	1.01%	1.26%	1.79%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183,942	$ 166,843	$ 169,442	$ 143,106	$ 81,463	$ 99,531
Portfolio turnover rate	8% A	13%	30%	16%	21%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share. JTotal distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.96	$ 10.52	$ 7.10	$ 12.38	$ 13.29
Income from Investment Operations
Net investment income (loss) E	(.02)	.07	.05	.07	.13	.10
Net realized and unrealized gain (loss)	.27	(.12) G	1.55	3.50	(4.86)	(.61)
Total from investment operations	.25	(.05)	1.60	3.57	(4.73)	(.51)
Distributions from net investment income	-	(.07)	(.06)	(.07)	(.10)	(.08)
Distributions from net realized gain	-	(.17)	(.10)	(.08)	(.45)	(.32)
Total distributions	-	(.24)	(.16)	(.15)	(.55) I	(.40)
Net asset value, end of period	$ 11.92	$ 11.67	$ 11.96	$ 10.52	$ 7.10	$ 12.38
Total Return B,C,D	2.14%	(.23)%	15.28%	50.43%	(39.76)%	(4.10)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.64%	.51%	.76%	1.30%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,476	$ 22,013	$ 28,360	$ 27,408	$ 17,892	$ 27,854
Portfolio turnover rate	8% A	13%	30%	16%	21%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.96	$ 10.52	$ 7.11	$ 12.39	$ 13.30
Income from Investment Operations
Net investment income (loss) E	(.02)	.07	.06	.07	.12	.10
Net realized and unrealized gain (loss)	.27	(.13) G	1.54	3.50	(4.85)	(.61)
Total from investment operations	.25	(.06)	1.60	3.57	(4.73)	(.51)
Distributions from net investment income	-	(.08)	(.06)	(.08)	(.11)	(.08)
Distributions from net realized gain	-	(.18)	(.10)	(.08)	(.45)	(.32)
Total distributions	-	(.25) J	(.16)	(.16)	(.55) I	(.40)
Net asset value, end of period	$ 11.90	$ 11.65	$ 11.96	$ 10.52	$ 7.11	$ 12.39
Total Return B,C,D	2.15%	(.29)%	15.33%	50.28%	(39.70)%	(4.10)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.64%	.51%	.76%	1.29%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,780	$ 38,614	$ 36,389	$ 30,994	$ 17,821	$ 23,168
Portfolio turnover rate	8% A	13%	30%	16%	21%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share. JTotal distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 12.17	$ 10.69	$ 7.21	$ 12.57	$ 13.49
Income from Investment Operations
Net investment income (loss) D	.04	.19	.17	.17	.22	.24
Net realized and unrealized gain (loss)	.27	(.14) F	1.57	3.55	(4.93)	(.62)
Total from investment operations	.31	.05	1.74	3.72	(4.71)	(.38)
Distributions from net investment income	(.02)	(.17)	(.16)	(.16)	(.21)	(.20)
Distributions from net realized gain	-	(.19)	(.11)	(.08)	(.45)	(.34)
Total distributions	(.02)	(.36)	(.26) I	(.24)	(.65) H	(.54)
Net asset value, end of period	$ 12.15	$ 11.86	$ 12.17	$ 10.69	$ 7.21	$ 12.57
Total Return B,C	2.62%	.71%	16.51%	51.81%	(39.08)%	(3.19)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.71% A	1.64%	1.51%	1.76%	2.29%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 426,855	$ 360,580	$ 218,092	$ 97,629	$ 43,667	$ 34,162
Portfolio turnover rate	8% A	13%	30%	16%	21%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share. ITotal distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.1	8.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.1	5.3
Fidelity Advisor Growth & Income Fund Institutional Class	7.4	7.6
Fidelity Advisor Large Cap Fund Institutional Class	6.8	7.4
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.5
Fidelity Series 100 Index Fund	5.0	6.5
Fidelity Series All-Sector Equity Fund	10.6	10.3
Fidelity Series Large Cap Value Fund	10.0	9.9
Fidelity Series Real Estate Equity Fund	0.8	0.4
Fidelity Series Small Cap Opportunities Fund	2.5	2.5
	51.6	52.4
Developed International Equity Funds
Fidelity Series International Growth Fund	7.8	7.7
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.7	7.6
	17.1	16.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	5.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.4	0.3
Fidelity Series High Income Fund	7.3	7.3
Fidelity Series Real Estate Income Fund	0.2	0.2
	8.6	8.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.7	8.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.1%
Domestic Equity Funds	51.6%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.6%
Investment Grade Bond Funds	8.7%

Six months ago
Commodity Funds	8.7%
Domestic Equity Funds	52.4%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	8.5%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.4%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund	17,446,678	$ 164,173,238
Domestic Equity Funds - 51.6%
Fidelity Advisor Equity Growth Fund Institutional Class	1,635,476	110,476,435
Fidelity Advisor Growth & Income Fund Institutional Class	6,542,727	133,209,920
Fidelity Advisor Large Cap Fund Institutional Class	5,619,602	122,844,507
Fidelity Advisor Small Cap Fund Institutional Class	1,854,625	43,973,160
Fidelity Series 100 Index Fund	8,563,838	89,149,557
Fidelity Series All-Sector Equity Fund	14,574,569	190,635,364
Fidelity Series Large Cap Value Fund	15,773,294	180,446,478
Fidelity Series Real Estate Equity Fund	1,110,106	13,432,278
Fidelity Series Small Cap Opportunities Fund	4,075,586	45,605,812
TOTAL DOMESTIC EQUITY FUNDS		929,773,511
TOTAL DOMESTIC EQUITY FUNDS (Cost $996,354,246)		1,093,946,749
International Equity Funds - 22.0%

Developed International Equity Funds - 17.1%
Fidelity Series International Growth Fund	12,098,214	139,976,334
Fidelity Series International Small Cap Fund	2,330,124	28,544,022
Fidelity Series International Value Fund	15,446,709	139,792,718
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		308,313,074

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	5,426,487	$ 88,071,892
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $377,410,614)		396,384,966
Bond Funds - 17.3%

High Yield Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund	1,178,144	12,853,546
Fidelity Series Floating Rate High Income Fund	609,171	6,512,043
Fidelity Series High Income Fund	12,933,493	132,180,293
Fidelity Series Real Estate Income Fund	330,797	3,704,921
TOTAL HIGH YIELD BOND FUNDS		155,250,803
Investment Grade Bond Funds - 8.7%
Fidelity Series Investment Grade Bond Fund	13,044,831	157,320,660
TOTAL BOND FUNDS (Cost $300,866,837)		312,571,463
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,674,631,697)		1,802,903,178
NET OTHER ASSETS (LIABILITIES) - 0.0%		(396,783)
NET ASSETS - 100%		$ 1,802,506,395
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $1,674,631,697) - See accompanying schedule		$ 1,802,903,178
Cash		7
Receivable for investments sold		1,201,488
Receivable for fund shares sold		4,000,420
Receivable from affiliate for expense reductions		2,758
Total assets		1,808,107,851

Liabilities
Payable for investments purchased	$ 3,962
Payable for fund shares redeemed	5,197,950
Distribution and service plan fees payable	399,544
Total liabilities		5,601,456

Net Assets		$ 1,802,506,395
Net Assets consist of:
Paid in capital		$ 1,688,501,336
Undistributed net investment income		3,411,976
Accumulated undistributed net realized gain (loss) on investments		(17,678,398)
Net unrealized appreciation (depreciation) on investments		128,271,481
Net Assets		$ 1,802,506,395

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,045,542,760 ÷ 81,051,396 shares)		$ 12.90

Maximum offering price per share (100/94.25 of $12.90)		$ 13.69
Class T: Net Asset Value and redemption price per share ($265,647,270 ÷ 20,654,180 shares)		$ 12.86

Maximum offering price per share (100/96.50 of $12.86)		$ 13.33
Class B: Net Asset Value and offering price per share ($27,403,239 ÷ 2,150,685 shares)A		$ 12.74

Class C: Net Asset Value and offering price per share ($57,931,704 ÷ 4,557,268 shares)A		$ 12.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($405,981,422 ÷ 31,310,270 shares)		$ 12.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 5,936,597

Expenses
Distribution and service plan fees	$ 2,269,039
Independent trustees' compensation	2,938
Total expenses before reductions	2,271,977
Expense reductions	(2,938)	2,269,039
Net investment income (loss)		3,667,558
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,989,929)
Capital gain distributions from underlying funds	1,901,945
Total net realized gain (loss)		(2,087,984)
Change in net unrealized appreciation (depreciation) on underlying funds		43,995,740
Net gain (loss)		41,907,756
Net increase (decrease) in net assets resulting from operations		$ 45,575,314

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,667,558	$ 19,663,939
Net realized gain (loss)	(2,087,984)	18,013,632
Change in net unrealized appreciation (depreciation)	43,995,740	(22,180,489)
Net increase (decrease) in net assets resulting from operations	45,575,314	15,497,082
Distributions to shareholders from net investment income	(1,709,764)	(18,881,497)
Distributions to shareholders from net realized gain	-	(25,268,073)
Total distributions	(1,709,764)	(44,149,570)
Share transactions - net increase (decrease)	87,113,780	229,257,376
Total increase (decrease) in net assets	130,979,330	200,604,888

Net Assets
Beginning of period	1,671,527,065	1,470,922,177
End of period (including undistributed net investment income of $3,411,976 and undistributed net investment income of $1,454,182, respectively)	$ 1,802,506,395	$ 1,671,527,065

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.95	$ 11.37	$ 7.59	$ 13.57	$ 14.69
Income from Investment Operations
Net investment income (loss) E	.03	.17	.15	.15	.21	.22
Net realized and unrealized gain (loss)	.28	(.15)	1.69	3.87	(5.44)	(.74)
Total from investment operations	.31	.02	1.84	4.02	(5.23)	(.52)
Distributions from net investment income	(.01)	(.16)	(.15)	(.15)	(.20)	(.20)
Distributions from net realized gain	-	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.01)	(.37)	(.26)	(.24)	(.75) H	(.60)
Net asset value, end of period	$ 12.90	$ 12.60	$ 12.95	$ 11.37	$ 7.59	$ 13.57
Total Return B,C,D	2.49%	.38%	16.38%	53.15%	(40.42)%	(3.92)%
Ratios to Average Net Assets F,G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.46% A	1.38%	1.25%	1.52%	2.02%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,045,543	$ 967,348	$ 865,008	$ 670,673	$ 342,357	$ 428,381
Portfolio turnover rate	9% A	14%	38%	18%	18%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.92	$ 11.34	$ 7.57	$ 13.54	$ 14.64
Income from Investment Operations
Net investment income (loss) E	.01	.14	.12	.13	.18	.18
Net realized and unrealized gain (loss)	.29	(.16)	1.68	3.86	(5.43)	(.72)
Total from investment operations	.30	(.02)	1.80	3.99	(5.25)	(.54)
Distributions from net investment income	(.01)	(.13)	(.11)	(.13)	(.17)	(.16)
Distributions from net realized gain	-	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.01)	(.33) I	(.22)	(.22)	(.72) H	(.56)
Net asset value, end of period	$ 12.86	$ 12.57	$ 12.92	$ 11.34	$ 7.57	$ 13.54
Total Return B,C,D	2.35%	.12%	16.06%	52.83%	(40.61)%	(4.05)%
Ratios to Average Net Assets F,G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.21% A	1.13%	1.00%	1.27%	1.77%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,647	$ 262,944	$ 276,335	$ 300,594	$ 181,917	$ 238,675
Portfolio turnover rate	9% A	14%	38%	18%	18%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share. ITotal distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.82	$ 11.26	$ 7.52	$ 13.42	$ 14.53
Income from Investment Operations
Net investment income (loss) E	(.02)	.08	.06	.08	.13	.11
Net realized and unrealized gain (loss)	.28	(.15)	1.66	3.83	(5.37)	(.73)
Total from investment operations	.26	(.07)	1.72	3.91	(5.24)	(.62)
Distributions from net investment income	-	(.07)	(.06)	(.08)	(.11)	(.10)
Distributions from net realized gain	-	(.20)	(.10)	(.09)	(.55)	(.39)
Total distributions	-	(.27)	(.16)	(.17)	(.66) H	(.49)
Net asset value, end of period	$ 12.74	$ 12.48	$ 12.82	$ 11.26	$ 7.52	$ 13.42
Total Return B,C,D	2.08%	(.36)%	15.43%	52.08%	(40.85)%	(4.59)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.63%	.50%	.77%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,403	$ 31,574	$ 41,935	$ 43,773	$ 29,479	$ 50,827
Portfolio turnover rate	9% A	14%	38%	18%	18%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.80	$ 11.25	$ 7.51	$ 13.42	$ 14.52
Income from Investment Operations
Net investment income (loss) E	(.02)	.08	.06	.08	.13	.11
Net realized and unrealized gain (loss)	.28	(.15)	1.66	3.83	(5.37)	(.72)
Total from investment operations	.26	(.07)	1.72	3.91	(5.24)	(.61)
Distributions from net investment income	-	(.08)	(.07)	(.08)	(.12)	(.10)
Distributions from net realized gain	-	(.20)	(.10)	(.09)	(.55)	(.39)
Total distributions	-	(.28)	(.17)	(.17)	(.67) H	(.49)
Net asset value, end of period	$ 12.71	$ 12.45	$ 12.80	$ 11.25	$ 7.51	$ 13.42
Total Return B,C,D	2.09%	(.35)%	15.39%	52.18%	(40.91)%	(4.54)%
Ratios to Average Net Assets F,G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.29)% A	.63%	.50%	.77%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,932	$ 56,910	$ 58,416	$ 53,334	$ 34,036	$ 54,549
Portfolio turnover rate	9% A	14%	38%	18%	18%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 13.00	$ 11.42	$ 7.62	$ 13.62	$ 14.74
Income from Investment Operations
Net investment income (loss) D	.04	.20	.18	.18	.23	.25
Net realized and unrealized gain (loss)	.30	(.16)	1.69	3.88	(5.45)	(.74)
Total from investment operations	.34	.04	1.87	4.06	(5.22)	(.49)
Distributions from net investment income	(.02)	(.19)	(.18)	(.17)	(.22)	(.23)
Distributions from net realized gain	-	(.21)	(.11)	(.09)	(.56)	(.40)
Total distributions	(.02)	(.39) I	(.29)	(.26)	(.78) H	(.63)
Net asset value, end of period	$ 12.97	$ 12.65	$ 13.00	$ 11.42	$ 7.62	$ 13.62
Total Return B,C	2.70%	.61%	16.57%	53.53%	(40.24)%	(3.70)%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.71% A	1.63%	1.50%	1.77%	2.27%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 405,981	$ 352,751	$ 229,228	$ 126,440	$ 56,940	$ 46,457
Portfolio turnover rate	9% A	14%	38%	18%	18%	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FAmount represents less than .01%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share. ITotal distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.4	9.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	5.4
Fidelity Advisor Growth & Income Fund Institutional Class	7.6	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.0	7.6
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.6
Fidelity Series 100 Index Fund	5.1	6.6
Fidelity Series All-Sector Equity Fund	10.8	10.6
Fidelity Series Large Cap Value Fund	10.3	10.1
Fidelity Series Real Estate Equity Fund	0.7	0.4
Fidelity Series Small Cap Opportunities Fund	2.6	2.5
	52.9	53.5
Developed International Equity Funds
Fidelity Series International Growth Fund	8.0	8.0
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	8.0	7.8
	17.6	17.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.1	5.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.2	0.2
Fidelity Series High Income Fund	9.1	9.1
Fidelity Series Real Estate Income Fund	0.1	0.1
	10.1	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	4.9	4.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	4.9%
Six months ago
Commodity Funds	9.1%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	4.7%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.8%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	5.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund	7,533,816	$ 70,893,207
Domestic Equity Funds - 52.9%
Fidelity Advisor Equity Growth Fund Institutional Class	701,344	47,375,781
Fidelity Advisor Growth & Income Fund Institutional Class	2,804,348	57,096,528
Fidelity Advisor Large Cap Fund Institutional Class	2,408,384	52,647,266
Fidelity Advisor Small Cap Fund Institutional Class	797,347	18,905,087
Fidelity Series 100 Index Fund	3,669,779	38,202,404
Fidelity Series All-Sector Equity Fund	6,247,095	81,712,002
Fidelity Series Large Cap Value Fund	6,762,294	77,360,639
Fidelity Series Real Estate Equity Fund	475,647	5,755,327
Fidelity Series Small Cap Opportunities Fund	1,749,139	19,572,865
TOTAL DOMESTIC EQUITY FUNDS		398,627,899
TOTAL DOMESTIC EQUITY FUNDS (Cost $413,962,319)		469,521,106
International Equity Funds - 22.7%

Developed International Equity Funds - 17.6%
Fidelity Series International Growth Fund	5,205,629	60,229,125
Fidelity Series International Small Cap Fund	1,001,517	12,268,586
Fidelity Series International Value Fund	6,657,651	60,251,744
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		132,749,455

	Shares	Value
Emerging Markets Equity Funds - 5.1%
Fidelity Series Emerging Markets Fund	2,340,258	$ 37,982,383
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $163,424,238)		170,731,838
Bond Funds - 15.0%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	468,404	5,110,290
Fidelity Series Floating Rate High Income Fund	125,873	1,345,586
Fidelity Series High Income Fund	6,746,625	68,950,511
Fidelity Series Real Estate Income Fund	72,985	817,430
TOTAL HIGH YIELD BOND FUNDS		76,223,817
Investment Grade Bond Funds - 4.9%
Fidelity Series Investment Grade Bond Fund	3,061,204	36,918,123
TOTAL BOND FUNDS (Cost $108,773,316)		113,141,940
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $686,159,873)		753,394,884
NET OTHER ASSETS (LIABILITIES) - 0.0%		(137,370)
NET ASSETS - 100%		$ 753,257,514
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $686,159,873) - See accompanying schedule		$ 753,394,884
Cash		7
Receivable for investments sold		25,337
Receivable for fund shares sold		1,591,514
Receivable from affiliate for expense reductions		1,435
Total assets		755,013,177

Liabilities
Payable for investments purchased	$ 639,221
Payable for fund shares redeemed	977,629
Distribution and service plan fees payable	138,813
Total liabilities		1,755,663

Net Assets		$ 753,257,514
Net Assets consist of:
Paid in capital		$ 686,198,363
Undistributed net investment income		1,475,405
Accumulated undistributed net realized gain (loss) on investments		(1,651,265)
Net unrealized appreciation (depreciation) on investments		67,235,011
Net Assets		$ 753,257,514

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($464,687,920 ÷ 46,960,574 shares)		$ 9.90

Maximum offering price per share (100/94.25 of $9.90)		$ 10.50
Class T: Net Asset Value and redemption price per share ($73,258,694 ÷ 7,435,025 shares)		$ 9.85

Maximum offering price per share (100/96.50 of $9.85)		$ 10.21
Class B: Net Asset Value and offering price per share ($3,618,841 ÷ 368,749 shares)A		$ 9.81

Class C: Net Asset Value and offering price per share ($10,913,622 ÷ 1,114,757 shares)A		$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($200,778,437 ÷ 20,195,813 shares)		$ 9.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 2,366,191

Expenses
Distribution and service plan fees	$ 756,067
Independent trustees' compensation	1,165
Total expenses before reductions	757,232
Expense reductions	(1,165)	756,067
Net investment income (loss)		1,610,124
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(490,733)
Capital gain distributions from underlying funds	803,750
Total net realized gain (loss)		313,017
Change in net unrealized appreciation (depreciation) on underlying funds		18,656,024
Net gain (loss)		18,969,041
Net increase (decrease) in net assets resulting from operations		$ 20,579,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,610,124	$ 7,359,765
Net realized gain (loss)	313,017	20,295,934
Change in net unrealized appreciation (depreciation)	18,656,024	(17,147,846)
Net increase (decrease) in net assets resulting from operations	20,579,165	10,507,853
Distributions to shareholders from net investment income	(738,590)	(7,058,225)
Distributions to shareholders from net realized gain	(8,081,002)	(8,884,925)
Total distributions	(8,819,592)	(15,943,150)
Share transactions - net increase (decrease)	98,726,581	170,603,885
Total increase (decrease) in net assets	110,486,154	165,168,588

Net Assets
Beginning of period	642,771,360	477,602,772
End of period (including undistributed net investment income of $1,475,405 and undistributed net investment income of $603,871, respectively)	$ 753,257,514	$ 642,771,360

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 10.08	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Income from Investment Operations
Net investment income (loss) E	.02	.13	.12	.12	.16	.16
Net realized and unrealized gain (loss)	.22	(.14) G	1.33	3.02	(4.29)	(.57)
Total from investment operations	.24	(.01)	1.45	3.14	(4.13)	(.41)
Distributions from net investment income	(.01)	(.12)	(.11)	(.11)	(.14)	(.11)
Distributions from net realized gain	(.12)	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.13)	(.28)	(.19)	(.18)	(.40)	(.25) I
Net asset value, end of period	$ 9.90	$ 9.79	$ 10.08	$ 8.82	$ 5.86	$ 10.39
Total Return B,C,D	2.52%	.12%	16.67%	53.81%	(40.93)%	(3.96)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.45% A	1.41%	1.35%	1.53%	2.12%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 464,688	$ 403,850	$ 320,731	$ 205,405	$ 81,985	$ 61,721
Portfolio turnover rate	7% A	11%	32%	14%	18%	22%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.04	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Income from Investment Operations
Net investment income (loss) E	.01	.11	.10	.10	.14	.13
Net realized and unrealized gain (loss)	.21	(.15) G	1.32	3.02	(4.28)	(.57)
Total from investment operations	.22	(.04)	1.42	3.12	(4.14)	(.44)
Distributions from net investment income	- I	(.10)	(.09)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.12)	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.12)	(.25) K	(.17)	(.17)	(.38)	(.23) J
Net asset value, end of period	$ 9.85	$ 9.75	$ 10.04	$ 8.79	$ 5.84	$ 10.36
Total Return B,C,D	2.36%	(.15)%	16.36%	53.52%	(41.08)%	(4.23)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.20% A	1.16%	1.10%	1.28%	1.87%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,259	$ 62,438	$ 60,268	$ 43,326	$ 18,065	$ 11,746
Portfolio turnover rate	7% A	11%	32%	14%	18%	22%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. IAmount represents less than $.01 per share. JTotal distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share. KTotal distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 10.01	$ 8.77	$ 5.83	$ 10.33	$ 11.01
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.05	.06	.11	.08
Net realized and unrealized gain (loss)	.21	(.14) G	1.32	3.01	(4.27)	(.57)
Total from investment operations	.20	(.08)	1.37	3.07	(4.16)	(.49)
Distributions from net investment income	-	(.05)	(.05)	(.06)	(.08)	(.06)
Distributions from net realized gain	(.12)	(.15)	(.08)	(.07)	(.26)	(.13)
Total distributions	(.12)	(.20)	(.13)	(.13)	(.34)	(.19) I
Net asset value, end of period	$ 9.81	$ 9.73	$ 10.01	$ 8.77	$ 5.83	$ 10.33
Total Return B,C,D	2.11%	(.62)%	15.71%	52.74%	(41.39)%	(4.65)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.30)% A	.66%	.60%	.78%	1.37%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,619	$ 3,786	$ 4,612	$ 4,089	$ 2,231	$ 2,476
Portfolio turnover rate	7% A	11%	32%	14%	18%	22%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 10.00	$ 8.76	$ 5.82	$ 10.32	$ 11.01
Income from Investment Operations
Net investment income (loss) E	(.01)	.06	.05	.06	.11	.08
Net realized and unrealized gain (loss)	.21	(.14) G	1.32	3.01	(4.27)	(.58)
Total from investment operations	.20	(.08)	1.37	3.07	(4.16)	(.50)
Distributions from net investment income	-	(.06)	(.06)	(.06)	(.08)	(.06)
Distributions from net realized gain	(.12)	(.15)	(.08)	(.07)	(.26)	(.13)
Total distributions	(.12)	(.21)	(.13) J	(.13)	(.34)	(.19) I
Net asset value, end of period	$ 9.79	$ 9.71	$ 10.00	$ 8.76	$ 5.82	$ 10.32
Total Return B,C,D	2.12%	(.62)%	15.80%	52.90%	(41.39)%	(4.74)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.30)% A	.66%	.60%	.78%	1.37%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,914	$ 9,926	$ 8,753	$ 6,199	$ 3,027	$ 2,539
Portfolio turnover rate	7% A	11%	32%	14%	18%	22%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share. JTotal distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 10.11	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Income from Investment Operations
Net investment income (loss) D	.03	.16	.15	.14	.18	.19
Net realized and unrealized gain (loss)	.21	(.14) G	1.32	3.04	(4.30)	(.59)
Total from investment operations	.24	.02	1.47	3.18	(4.12)	(.40)
Distributions from net investment income	(.02)	(.14)	(.13)	(.13)	(.16)	(.13)
Distributions from net realized gain	(.12)	(.16)	(.08)	(.07)	(.26)	(.14)
Total distributions	(.13) J	(.30)	(.21)	(.20)	(.42)	(.26) I
Net asset value, end of period	$ 9.94	$ 9.83	$ 10.11	$ 8.85	$ 5.87	$ 10.41
Total Return B,C	2.57%	.45%	16.86%	54.35%	(40.81)%	(3.82)%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.70% A	1.66%	1.60%	1.78%	2.37%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 200,778	$ 162,772	$ 83,240	$ 32,842	$ 12,078	$ 6,631
Portfolio turnover rate	7% A	11%	32%	14%	18%	22%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FAmount represents less than .01%. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share. JTotal distributions of $.13 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.118 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.6	9.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.4	5.6
Fidelity Advisor Growth & Income Fund Institutional Class	7.7	7.9
Fidelity Advisor Large Cap Fund Institutional Class	7.1	7.8
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.7
Fidelity Series 100 Index Fund	5.2	6.8
Fidelity Series All-Sector Equity Fund	11.1	10.9
Fidelity Series Large Cap Value Fund	10.5	10.4
Fidelity Series Real Estate Equity Fund	0.8	0.4
Fidelity Series Small Cap Opportunities Fund	2.6	2.6
	54.0	55.1
Developed International Equity Funds
Fidelity Series International Growth Fund	8.2	8.2
Fidelity Series International Small Cap Fund	1.6	1.7
Fidelity Series International Value Fund	8.2	8.1
	18.0	18.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.2	5.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.1	0.1
Fidelity Series High Income Fund	9.2	9.1
Fidelity Series Real Estate Income Fund	0.1	0.0*
	10.1	9.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	3.1	2.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.6%
Domestic Equity Funds	54.0%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	3.1%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	55.1%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	2.4%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.6%
	Shares	Value
Commodity Funds - 9.6%
Fidelity Series Commodity Strategy Fund	5,772,102	$ 54,315,475
Domestic Equity Funds - 54.0%
Fidelity Advisor Equity Growth Fund Institutional Class	535,418	36,167,486
Fidelity Advisor Growth & Income Fund Institutional Class	2,141,361	43,598,119
Fidelity Advisor Large Cap Fund Institutional Class	1,839,004	40,200,617
Fidelity Advisor Small Cap Fund Institutional Class	608,185	14,420,062
Fidelity Series 100 Index Fund	2,802,712	29,176,232
Fidelity Series All-Sector Equity Fund	4,770,108	62,393,010
Fidelity Series Large Cap Value Fund	5,163,105	59,065,919
Fidelity Series Real Estate Equity Fund	363,294	4,395,857
Fidelity Series Small Cap Opportunities Fund	1,334,937	14,937,943
TOTAL DOMESTIC EQUITY FUNDS		304,355,245
TOTAL DOMESTIC EQUITY FUNDS (Cost $314,941,762)		358,670,720
International Equity Funds - 23.2%

Developed International Equity Funds - 18.0%
Fidelity Series International Growth Fund	3,983,626	46,090,551
Fidelity Series International Small Cap Fund	766,327	9,387,500
Fidelity Series International Value Fund	5,093,008	46,091,725
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		101,569,776

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund	1,788,815	$ 29,032,467
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $124,594,923)		130,602,243
Bond Funds - 13.2%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	382,156	4,169,323
Fidelity Series Floating Rate High Income Fund	39,699	424,377
Fidelity Series High Income Fund	5,070,375	51,819,232
Fidelity Series Real Estate Income Fund	22,975	257,315
TOTAL HIGH YIELD BOND FUNDS		56,670,247
Investment Grade Bond Funds - 3.1%
Fidelity Series Investment Grade Bond Fund	1,464,140	17,657,531
TOTAL BOND FUNDS (Cost $72,017,087)		74,327,778
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $511,553,772)		563,600,741
NET OTHER ASSETS (LIABILITIES) - 0.0%		(111,778)
NET ASSETS - 100%		$ 563,488,963
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $511,553,772) - See accompanying schedule		$ 563,600,741
Cash		1
Receivable for investments sold		50,863
Receivable for fund shares sold		1,413,492
Receivable from affiliate for expense reductions		1,103
Total assets		565,066,200

Liabilities
Payable for investments purchased	$ 6,188
Payable for fund shares redeemed	1,458,165
Distribution and service plan fees payable	112,884
Total liabilities		1,577,237

Net Assets		$ 563,488,963
Net Assets consist of:
Paid in capital		$ 512,526,352
Undistributed net investment income		909,962
Accumulated undistributed net realized gain (loss) on investments		(1,994,320)
Net unrealized appreciation (depreciation) on investments		52,046,969
Net Assets		$ 563,488,963

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($319,282,966 ÷ 32,535,841 shares)		$ 9.81

Maximum offering price per share (100/94.25 of $9.81)		$ 10.41
Class T: Net Asset Value and redemption price per share ($73,550,101 ÷ 7,519,980 shares)		$ 9.78

Maximum offering price per share (100/96.50 of $9.78)		$ 10.13
Class B: Net Asset Value and offering price per share ($5,456,281 ÷ 561,528 shares)A		$ 9.72

Class C: Net Asset Value and offering price per share ($14,476,286 ÷ 1,489,377 shares)A		$ 9.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($150,723,329 ÷ 15,281,198 shares)		$ 9.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,629,304

Expenses
Distribution and service plan fees	$ 620,321
Independent trustees' compensation	880
Total expenses before reductions	621,201
Expense reductions	(880)	620,321
Net investment income (loss)		1,008,983
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(549,210)
Capital gain distributions from underlying funds	611,762
Total net realized gain (loss)		62,552
Change in net unrealized appreciation (depreciation) on underlying funds		13,717,273
Net gain (loss)		13,779,825
Net increase (decrease) in net assets resulting from operations		$ 14,788,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,008,983	$ 5,163,022
Net realized gain (loss)	62,552	16,208,511
Change in net unrealized appreciation (depreciation)	13,717,273	(15,390,288)
Net increase (decrease) in net assets resulting from operations	14,788,808	5,981,245
Distributions to shareholders from net investment income	(421,791)	(4,903,717)
Distributions to shareholders from net realized gain	(951,830)	(7,127,717)
Total distributions	(1,373,621)	(12,031,434)
Share transactions - net increase (decrease)	59,599,267	133,278,402
Total increase (decrease) in net assets	73,014,454	127,228,213

Net Assets
Beginning of period	490,474,509	363,246,296
End of period (including undistributed net investment income of $909,962 and undistributed net investment income of $322,770, respectively)	$ 563,488,963	$ 490,474,509

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 9.93	$ 8.66	$ 5.67	$ 10.32	$ 11.04
Income from Investment Operations
Net investment income (loss) E	.02	.12	.11	.11	.16	.16
Net realized and unrealized gain (loss)	.21	(.17) G	1.34	3.05	(4.39)	(.60)
Total from investment operations	.23	(.05)	1.45	3.16	(4.23)	(.44)
Distributions from net investment income	(.01)	(.11)	(.11)	(.10)	(.13)	(.11)
Distributions from net realized gain	(.02)	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.03)	(.27)	(.18) J	(.17)	(.42) I	(.28)
Net asset value, end of period	$ 9.81	$ 9.61	$ 9.93	$ 8.66	$ 5.67	$ 10.32
Total Return B,C,D	2.37%	(.22)%	16.99%	55.94%	(42.30)%	(4.27)%
Ratios to Average Net Assets F,H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.39% A	1.32%	1.23%	1.43%	2.04%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,283	$ 280,478	$ 220,549	$ 137,716	$ 57,591	$ 55,250
Portfolio turnover rate	9% A	12%	36%	15%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share. JTotal distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.90	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.01	.10	.09	.09	.14	.13
Net realized and unrealized gain (loss)	.21	(.17) G	1.33	3.05	(4.37)	(.59)
Total from investment operations	.22	(.07)	1.42	3.14	(4.23)	(.46)
Distributions from net investment income	-	(.09)	(.09)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.02)	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.02)	(.25)	(.16) J	(.16)	(.41) I	(.26)
Net asset value, end of period	$ 9.78	$ 9.58	$ 9.90	$ 8.64	$ 5.66	$ 10.30
Total Return B,C,D	2.29%	(.48)%	16.66%	55.57%	(42.41)%	(4.45)%
Ratios to Average Net Assets F,H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.14% A	1.07%	.98%	1.18%	1.79%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,550	$ 64,512	$ 61,195	$ 46,449	$ 21,186	$ 15,147
Portfolio turnover rate	9% A	12%	36%	15%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share. JTotal distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.86	$ 8.60	$ 5.64	$ 10.26	$ 11.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.04	.05	.10	.07
Net realized and unrealized gain (loss)	.22	(.17) G	1.34	3.03	(4.35)	(.59)
Total from investment operations	.20	(.12)	1.38	3.08	(4.25)	(.52)
Distributions from net investment income	-	(.05)	(.05)	(.05)	(.08)	(.06)
Distributions from net realized gain	(.02)	(.15)	(.07)	(.07)	(.29)	(.16)
Total distributions	(.02)	(.20)	(.12)	(.12)	(.37) I	(.22)
Net asset value, end of period	$ 9.72	$ 9.54	$ 9.86	$ 8.60	$ 5.64	$ 10.26
Total Return B,C,D	2.09%	(1.06)%	16.16%	54.72%	(42.71)%	(4.93)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.36)% A	.57%	.48%	.68%	1.29%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,456	$ 5,643	$ 6,704	$ 5,847	$ 3,078	$ 3,414
Portfolio turnover rate	9% A	12%	36%	15%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.87	$ 8.61	$ 5.63	$ 10.25	$ 11.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.05	.04	.05	.10	.07
Net realized and unrealized gain (loss)	.22	(.18) G	1.34	3.05	(4.35)	(.59)
Total from investment operations	.20	(.13)	1.38	3.10	(4.25)	(.52)
Distributions from net investment income	-	(.05)	(.05)	(.05)	(.08)	(.07)
Distributions from net realized gain	(.02)	(.15)	(.07)	(.07)	(.29)	(.16)
Total distributions	(.02)	(.20)	(.12)	(.12)	(.37) I	(.23)
Net asset value, end of period	$ 9.72	$ 9.54	$ 9.87	$ 8.61	$ 5.63	$ 10.25
Total Return B,C,D	2.09%	(1.08)%	16.16%	55.15%	(42.74)%	(4.99)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.36)% A	.57%	.48%	.68%	1.29%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,476	$ 13,344	$ 12,014	$ 9,646	$ 5,436	$ 5,380
Portfolio turnover rate	9% A	12%	36%	15%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FAmounts do not include the activity of the Underlying Funds. GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. ITotal distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.97	$ 8.70	$ 5.68	$ 10.35	$ 11.06
Income from Investment Operations
Net investment income (loss) D	.03	.15	.13	.13	.17	.18
Net realized and unrealized gain (loss)	.21	(.18) F	1.34	3.08	(4.40)	(.59)
Total from investment operations	.24	(.03)	1.47	3.21	(4.23)	(.41)
Distributions from net investment income	(.01)	(.13)	(.13)	(.12)	(.15)	(.13)
Distributions from net realized gain	(.02)	(.16)	(.08)	(.07)	(.30)	(.17)
Total distributions	(.03)	(.29)	(.20) J	(.19)	(.44) I	(.30)
Net asset value, end of period	$ 9.86	$ 9.65	$ 9.97	$ 8.70	$ 5.68	$ 10.35
Total Return B,C	2.52%	.02%	17.17%	56.66%	(42.22)%	(4.02)%
Ratios to Average Net Assets E,G
Expenses before reductions H	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.64% A	1.57%	1.48%	1.68%	2.29%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,723	$ 126,497	$ 62,785	$ 40,214	$ 15,010	$ 6,882
Portfolio turnover rate	9% A	12%	36%	15%	16%	25%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the Underlying Funds. FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. HAmount represents less than $.01 per share. ITotal distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share. JTotal distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

Fund Holdings as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.9	9.7
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	5.6
Fidelity Advisor Growth & Income Fund Institutional Class	8.0	7.8
Fidelity Advisor Large Cap Fund Institutional Class	7.4	7.8
Fidelity Advisor Small Cap Fund Institutional Class	2.7	2.8
Fidelity Series 100 Index Fund	5.3	6.8
Fidelity Series All-Sector Equity Fund	11.4	11.2
Fidelity Series Large Cap Value Fund	10.8	10.8
Fidelity Series Real Estate Equity Fund	0.8	0.5
Fidelity Series Small Cap Opportunities Fund	2.8	2.8
	55.9	56.1
Developed International Equity Funds
Fidelity Series International Growth Fund	8.4	8.5
Fidelity Series International Small Cap Fund	1.7	1.7
Fidelity Series International Value Fund	8.5	8.4
	18.6	18.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.5	5.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.8
Fidelity Series Floating Rate High Income Fund	0.0*	0.0*
Fidelity Series High Income Fund	9.0	9.1
Fidelity Series Real Estate Income Fund	0.0*	0.0*
	9.8	9.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.3	0.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	0.3%

Six months ago
Commodity Funds	9.7%
Domestic Equity Funds	56.1%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.2%

Expected
Commodity Funds	9.9%
Domestic Equity Funds	55.8%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2012. The current allocation is based on the fund's holdings as of September 30, 2012. The expected allocation represents the fund's anticipated allocation at March 31, 2013.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund	276,285	$ 2,599,844
Domestic Equity Funds - 55.9%
Fidelity Advisor Equity Growth Fund Institutional Class	25,901	1,749,597
Fidelity Advisor Growth & Income Fund Institutional Class	103,120	2,099,524
Fidelity Advisor Large Cap Fund Institutional Class	88,408	1,932,605
Fidelity Advisor Small Cap Fund Institutional Class	30,000	711,290
Fidelity Series 100 Index Fund	134,794	1,403,211
Fidelity Series All-Sector Equity Fund	229,870	3,006,696
Fidelity Series Large Cap Value Fund	249,193	2,850,766
Fidelity Series Real Estate Equity Fund	17,517	211,950
Fidelity Series Small Cap Opportunities Fund	64,925	726,512
TOTAL DOMESTIC EQUITY FUNDS		14,692,151
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,611,920)		17,291,995
International Equity Funds - 24.1%

Developed International Equity Funds - 18.6%
Fidelity Series International Growth Fund	190,804	2,207,603
Fidelity Series International Small Cap Fund	36,301	444,685
Fidelity Series International Value Fund	247,939	2,243,848
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		4,896,136

	Shares	Value
Emerging Markets Equity Funds - 5.5%
Fidelity Series Emerging Markets Fund	88,208	$ 1,431,622
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,145,448)		6,327,758
Bond Funds - 10.1%

High Yield Bond Funds - 9.8%
Fidelity Series Emerging Markets Debt Fund	18,938	206,612
Fidelity Series Floating Rate High Income Fund	183	1,960
Fidelity Series High Income Fund	231,922	2,370,246
Fidelity Series Real Estate Income Fund	294	3,293
TOTAL HIGH YIELD BOND FUNDS		2,582,111
Investment Grade Bond Funds - 0.3%
Fidelity Series Investment Grade Bond Fund	6,319	76,205
TOTAL BOND FUNDS (Cost $2,592,318)		2,658,316
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $25,349,686)		26,278,069
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,640)
NET ASSETS - 100%		$ 26,273,429
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (cost $25,349,686) - See accompanying schedule		$ 26,278,069
Receivable for fund shares sold		420,840
Receivable from affiliate for expense reductions		124
Total assets		26,699,033

Liabilities
Payable for investments purchased	$ 268,772
Payable for fund shares redeemed	152,063
Distribution and service plan fees payable	4,769
Total liabilities		425,604

Net Assets		$ 26,273,429
Net Assets consist of:
Paid in capital		$ 25,313,465
Undistributed net investment income		23,997
Accumulated undistributed net realized gain (loss) on investments		7,584
Net unrealized appreciation (depreciation) on investments		928,383
Net Assets		$ 26,273,429

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,265,161 ÷ 1,436,012 shares)		$ 9.93

Maximum offering price per share (100/94.25 of $9.93)		$ 10.54
Class T: Net Asset Value and redemption price per share ($3,483,435 ÷ 351,134 shares)		$ 9.92

Maximum offering price per share (100/96.50 of $9.92)		$ 10.28
Class C: Net Asset Value and offering price per share ($742,962 ÷ 75,177 shares)A		$ 9.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,781,871 ÷ 781,882 shares)		$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2012 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 45,161

Expenses
Distribution and service plan fees	$ 19,959
Independent trustees' compensation	23
Total expenses before reductions	19,982
Expense reductions	(23)	19,959
Net investment income (loss)		25,202
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,266)
Capital gain distributions from underlying funds	26,548
Total net realized gain (loss)		19,282
Change in net unrealized appreciation (depreciation) on underlying funds		1,018,935
Net gain (loss)		1,038,217
Net increase (decrease) in net assets resulting from operations		$ 1,063,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,202	$ 56,691
Net realized gain (loss)	19,282	124,116
Change in net unrealized appreciation (depreciation)	1,018,935	(90,552)
Net increase (decrease) in net assets resulting from operations	1,063,419	90,255
Distributions to shareholders from net investment income	(3,426)	(53,298)
Distributions to shareholders from net realized gain	(57,688)	(79,300)
Total distributions	(61,114)	(132,598)
Share transactions - net increase (decrease)	17,542,980	7,770,487
Total increase (decrease) in net assets	18,545,285	7,728,144

Net Assets
Beginning of period	7,728,144	-
End of period (including undistributed net investment income of $23,997 and undistributed net investment income of $2,221, respectively)	$ 26,273,429	$ 7,728,144

Financial Highlights - Class A

	Six months ended September 30, 2012	Period ended March 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.11
Net realized and unrealized gain (loss)	.22	(.11) G
Total from investment operations	.23	-
Distributions from net investment income	- J	(.11)
Distributions from net realized gain	(.05)	(.15)
Total distributions	(.05)	(.25) K
Net asset value, end of period	$ 9.93	$ 9.75
Total Return B,C,D	2.42%	.29%
Ratios to Average Net Assets F,I
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	.32% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,265	$ 2,655
Portfolio turnover rate	5% A	18% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 1, 2011 (commencement of operations) to March 31, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Amount represents less than $.01 per share. K Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2012	Period ended March 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.09
Net realized and unrealized gain (loss)	.22	(.10) G
Total from investment operations	.22	(.01)
Distributions from net investment income	-	(.09)
Distributions from net realized gain	(.05)	(.15)
Total distributions	(.05)	(.24)
Net asset value, end of period	$ 9.92	$ 9.75
Total Return B,C,D	2.28%	.12%
Ratios to Average Net Assets F,I
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	.07% A	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,483	$ 1,444
Portfolio turnover rate	5% A	18% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 1, 2011 (commencement of operations) to March 31, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended September 30, 2012	Period ended March 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.05
Net realized and unrealized gain (loss)	.21	(.10) G
Total from investment operations	.19	(.05)
Distributions from net investment income	-	(.06)
Distributions from net realized gain	(.05)	(.15)
Total distributions	(.05)	(.21)
Net asset value, end of period	$ 9.88	$ 9.74
Total Return B,C,D	1.97%	(.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	(.43)% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 743	$ 1,127
Portfolio turnover rate	5% A	18% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the Underlying Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 1, 2011 (commencement of operations) to March 31, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Period ended March 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.13
Net realized and unrealized gain (loss)	.21	(.11) G
Total from investment operations	.24	.02
Distributions from net investment income	(.01)	(.12)
Distributions from net realized gain	(.05)	(.15)
Total distributions	(.05) K	(.26) J
Net asset value, end of period	$ 9.95	$ 9.76
Total Return B,C	2.54%	.51%
Ratios to Average Net Assets E,I
Expenses before reductions F	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.57% A	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,782	$ 2,503
Portfolio turnover rate	5% A	18% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the Underlying Funds. F Amount represents less than .01%. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period June 1, 2011 (commencement of operations) to March 31, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share. K Total distributions of $.05 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.049 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund(the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 298,034,756	$ 21,567,017	$ (1,008,372)	$ 20,558,645
Advisor Freedom 2005	265,874,079	23,467,806	(1,655,397)	21,812,409
Advisor Freedom 2010	815,381,687	76,466,149	(7,464,342)	69,001,807
Advisor Freedom 2015	1,669,814,998	185,283,818	(14,711,261)	170,572,557
Advisor Freedom 2020	2,772,035,082	272,600,798	(30,563,929)	242,036,869
Advisor Freedom 2025	2,348,639,526	273,928,124	(32,478,321)	241,449,803
Advisor Freedom 2030	2,430,736,838	250,202,517	(35,308,089)	214,894,428
Advisor Freedom 2035	1,641,340,494	196,104,011	(29,769,089)	166,334,922
Advisor Freedom 2040	1,679,938,824	153,852,057	(30,887,703)	122,964,354
Advisor Freedom 2045	688,379,208	78,143,819	(13,128,143)	65,015,676
Advisor Freedom 2050	513,989,969	59,962,755	(10,351,983)	49,610,772
Advisor Freedom 2055	25,368,073	1,230,923	(320,927)	909,996

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At March 31, 2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Advisor Freedom 2005	$ (3,745,727)	$ -	$ (4,680,468)	$ (8,426,195)
Advisor Freedom 2010	(5,303,118)	(3,389,708)	(30,283,526)	(38,976,352)
Advisor Freedom 2015	(12,200,505)	-	(34,728,327)	(46,928,832)
Advisor Freedom 2020	(2,152,254)	-	(76,387,841)	(78,540,095)
Advisor Freedom 2025	(12,715,917)	-	(41,149,901)	(53,865,818)
Advisor Freedom 2030	(343,841)	-	(76,889,926)	(77,233,767)
Advisor Freedom 2035	(5,768,526)	-	(28,322,021)	(34,090,547)
Advisor Freedom 2040	(8,343,013)	-	-	(8,343,013)
	No expiration
	Long-term	Total capital loss carryforward
Advisor Freedom 2005	$ -	$ (8,426,195)
Advisor Freedom 2010	-	(38,976,352)
Advisor Freedom 2015	-	(46,928,832)
Advisor Freedom 2020	-	(78,540,095)
Advisor Freedom 2025	-	(53,865,818)
Advisor Freedom 2030	-	(77,233,767)
Advisor Freedom 2035	-	(34,090,547)
Advisor Freedom 2040	(2,255,144)	(10,598,157)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	24,062,945	14,347,644
Advisor Freedom 2005	32,057,016	22,697,697
Advisor Freedom 2010	48,196,139	71,825,981
Advisor Freedom 2015	125,361,525	83,136,862
Advisor Freedom 2020	232,498,758	110,667,020
Advisor Freedom 2025	256,605,984	90,621,740
Advisor Freedom 2030	235,023,708	100,065,878
Advisor Freedom 2035	187,678,804	65,986,776
Advisor Freedom 2040	168,839,948	77,852,200
Advisor Freedom 2045	115,800,208	23,462,844
Advisor Freedom 2050	82,386,334	22,528,457
Advisor Freedom 2055	17,913,064	376,681

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 211,084	$ 9,518
Class T	.25%	.25%	135,558	93
Class B	.75%	.25%	13,655	10,244
Class C	.75%	.25%	85,472	8,269
			$ 445,769	$ 28,124
Advisor Freedom 2005
Class A	0%	.25%	$ 239,623	$ 28,880
Class T	.25%	.25%	51,990	132
Class B	.75%	.25%	7,440	5,586
Class C	.75%	.25%	38,162	2,828
			$ 337,215	$ 37,426
Advisor Freedom 2010
Class A	0%	.25%	$ 670,397	$ 78,139
Class T	.25%	.25%	314,966	1,319
Class B	.75%	.25%	40,251	30,198
Class C	.75%	.25%	187,376	11,350
			$ 1,212,990	$ 121,006
Advisor Freedom 2015
Class A	0%	.25%	$ 1,367,022	$ 158,125
Class T	.25%	.25%	521,100	540
Class B	.75%	.25%	105,902	79,457
Class C	.75%	.25%	341,272	30,369
			$ 2,335,296	$ 268,491

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2020	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 2,186,445	$ 217,119
Class T	.25%	.25%	953,967	57
Class B	.75%	.25%	194,094	145,611
Class C	.75%	.25%	478,376	46,842
			$ 3,812,882	$ 409,629
Advisor Freedom 2025
Class A	0%	.25%	$ 1,941,343	$ 249,035
Class T	.25%	.25%	640,291	149
Class B	.75%	.25%	132,427	99,362
Class C	.75%	.25%	325,685	35,964
			$ 3,039,746	$ 384,510
Advisor Freedom 2030
Class A	0%	.25%	$ 1,889,048	$ 185,275
Class T	.25%	.25%	823,180	-
Class B	.75%	.25%	154,377	115,831
Class C	.75%	.25%	328,295	38,232
			$ 3,194,900	$ 339,338
Advisor Freedom 2035
Class A	0%	.25%	$ 1,322,337	$ 156,502
Class T	.25%	.25%	419,415	1
Class B	.75%	.25%	99,516	74,742
Class C	.75%	.25%	187,773	23,686
			$ 2,029,041	$ 254,931
Advisor Freedom 2040
Class A	0%	.25%	$ 1,214,463	$ 97,250
Class T	.25%	.25%	638,614	1,477
Class B	.75%	.25%	140,995	105,827
Class C	.75%	.25%	274,967	31,777
			$ 2,269,039	$ 236,331
Advisor Freedom 2045
Class A	0%	.25%	$ 526,422	$ 63,926
Class T	.25%	.25%	162,036	-
Class B	.75%	.25%	17,843	13,393
Class C	.75%	.25%	49,766	10,562
			$ 756,067	$ 87,881
Advisor Freedom 2050
Class A	0%	.25%	$ 361,092	$ 25,279
Class T	.25%	.25%	166,336	-
Class B	.75%	.25%	26,709	20,050
Class C	.75%	.25%	66,184	12,476
			$ 620,321	$ 57,805
Advisor Freedom 2055
Class A	0%	.25%	$ 9,956	$ 942
Class T	.25%	.25%	5,430	1,715
Class C	.75%	.25%	4,573	4,373
			$ 19,959	$ 7,030

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$ 4,224
Class T	842
Class B*	5,265
Class C*	541
$ 10,872
Advisor Freedom 2005
Class A	$ 687
Class T	198
Class B*	612
Class C*	146
$ 1,643
Advisor Freedom 2010
Class A	$ 4,179
Class T	923
Class B*	7,720
Class C*	752
$ 13,574
Advisor Freedom 2015
Class A	$ 14,064
Class T	5,378
Class B*	9,891
Class C*	2,938
$ 32,271
Advisor Freedom 2020
Class A	$ 31,719
Class T	7,345
Class B*	25,052
Class C*	3,540
$ 67,656
Advisor Freedom 2025
Class A	$ 21,587
Class T	10,922
Class B*	14,545
Class C*	2,342
$ 49,396
Advisor Freedom 2030
Class A	$ 27,977
Class T	10,129
Class B*	21,266
Class C*	2,932
$ 62,304
Advisor Freedom 2035
Class A	$ 21,549
Class T	8,325
Class B*	12,252
Class C*	2,960
$ 45,086

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Advisor Freedom 2040
Class A	$ 23,964
Class T	10,999
Class B*	21,405
Class C*	4,626
$ 60,994
Advisor Freedom 2045
Class A	$ 8,004
Class T	4,733
Class B*	4,879
Class C*	1,209
$ 18,825
Advisor Freedom 2050
Class A	$ 8,548
Class T	5,201
Class B*	3,530
Class C*	1,014
$ 18,293
Advisor Freedom 2055
Class A	$ 3,019
Class T	1,210
Class C*	170
$ 4,399

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from affiliate

Advisor Freedom Income
Class A	.25%	$ 297
Class T	.50%	95
Class B	1.00%	5
Class C	1.00%	30
Institutional Class	.00%	115
Advisor Freedom 2005
Class A	.25%	336
Class T	.50%	37
Class B	1.00%	3
Class C	1.00%	13
Institutional Class	.00%	92

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from affiliate

Advisor Freedom 2010
Class A	.25%	$ 948
Class T	.50%	223
Class B	1.00%	14
Class C	1.00%	66
Institutional Class	.00%	287
Advisor Freedom 2015
Class A	.25%	1,917
Class T	.50%	365
Class B	1.00%	37
Class C	1.00%	120
Institutional Class	.00%	653
Advisor Freedom 2020
Class A	.25%	3,047
Class T	.50%	649
Class B	1.00%	50
Class C	1.00%	200
Institutional Class	.00%	1,049
Advisor Freedom 2025
Class A	.25%	2,708
Class T	.50%	447
Class B	1.00%	45
Class C	1.00%	114
Institutional Class	.00%	876
Advisor Freedom 2030
Class A	.25%	2,639
Class T	.50%	563
Class B	1.00%	43
Class C	1.00%	130
Institutional Class	.00%	952
Advisor Freedom 2035
Class A	.25%	1,826
Class T	.50%	290
Class B	1.00%	29
Class C	1.00%	58
Institutional Class	.00%	698
Advisor Freedom 2040
Class A	.25%	1,697
Class T	.50%	446
Class B	1.00%	50
Class C	1.00%	96
Institutional Class	.00%	649
Advisor Freedom 2045
Class A	.25%	726
Class T	.50%	112
Class B	1.00%	6
Class C	1.00%	17
Institutional Class	.00%	304

Semiannual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from affiliate

Advisor Freedom 2050
Class A	.25%	$ 493
Class T	.50%	114
Class B	1.00%	9
Class C	1.00%	26
Institutional Class	.00%	238
Advisor Freedom 2055
Class A	.25%	12
Class T	.50%	3
Class C	1.00%	1
Institutional Class	.00%	7

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2012	Year ended March 31, 2012 A
Advisor Freedom Income
From net investment income
Class A	$ 737,037	$ 2,187,187
Class T	168,094	629,755
Class B	2,272	19,380
Class C	14,038	105,273
Institutional Class	361,804	726,511
Total	$ 1,283,245	$ 3,668,106
From net realized gain
Class A	$ 411,375	$ 1,181,735
Class T	132,220	406,416
Class B	6,913	22,819
Class C	42,149	121,808
Institutional Class	165,432	368,811
Total	$ 758,089	$ 2,101,589
Advisor Freedom 2005
From net investment income
Class A	$ 391,222	$ 2,436,350
Class T	26,012	208,571
Class B	-	7,358
Class C	-	47,660
Institutional Class	129,519	646,283
Total	$ 546,753	$ 3,346,222
From net realized gain
Class A	$ -	$ 2,110,528
Class T	-	226,243
Class B	-	17,862
Class C	-	84,322
Institutional Class	-	475,973
Total	$ -	$ 2,914,928

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2012	Year ended March 31, 2012 A
Advisor Freedom 2010
From net investment income
Class A	$ 1,110,534	$ 7,710,919
Class T	173,630	1,583,173
Class B	-	58,993
Class C	6,457	254,685
Institutional Class	425,847	2,281,575
Total	$ 1,716,468	$ 11,889,345
From net realized gain
Class A	$ -	$ 7,072,545
Class T	-	1,793,526
Class B	-	137,428
Class C	-	506,154
Institutional Class	-	1,787,664
Total	$ -	$ 11,297,317
Advisor Freedom 2015
From net investment income
Class A	$ 2,143,901	$ 14,904,161
Class T	287,605	2,481,473
Class B	-	158,540
Class C	-	504,952
Institutional Class	929,109	4,754,330
Total	$ 3,360,615	$ 22,803,456
From net realized gain
Class A	$ -	$ 13,671,476
Class T	-	2,769,769
Class B	-	340,954
Class C	-	915,393
Institutional Class	-	3,790,348
Total	$ -	$ 21,487,940
Advisor Freedom 2020
From net investment income
Class A	$ 3,413,774	$ 23,576,228
Class T	496,762	4,636,252
Class B	-	297,637
Class C	-	696,364
Institutional Class	1,474,715	7,640,872
Total	$ 5,385,251	$ 36,847,353
From net realized gain
Class A	$ -	$ 23,169,017
Class T	-	5,607,667
Class B	-	648,689
Class C	-	1,335,116
Institutional Class	-	6,448,375
Total	$ -	$ 37,208,864
Advisor Freedom 2025
From net investment income
Class A	$ 2,623,935	$ 19,932,334
Class T	279,456	2,880,883
Class B	-	205,978
Class C	-	468,001
Institutional Class	1,122,526	6,296,976
Total	$ 4,025,917	$ 29,784,172
From net realized gain
Class A	$ -	$ 21,177,159
Class T	-	3,767,040
Class B	-	458,277
Class C	-	923,057
Institutional Class	-	5,772,466
Total	$ -	$ 32,097,999

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2012	Year ended March 31, 2012 A
Advisor Freedom 2030
From net investment income
Class A	$ 2,441,128	$ 20,115,725
Class T	347,828	3,861,655
Class B	-	250,086
Class C	-	496,777
Institutional Class	1,213,918	7,084,294
Total	$ 4,002,874	$ 31,808,537
From net realized gain
Class A	$ -	$ 21,297,759
Class T	-	5,006,885
Class B	-	541,636
Class C	-	964,853
Institutional Class	-	6,438,059
Total	$ -	$ 34,249,192
Advisor Freedom 2035
From net investment income
Class A	$ 1,181,698	$ 12,155,921
Class T	85,635	1,567,804
Class B	-	132,734
Class C	-	239,769
Institutional Class	641,196	4,415,268
Total	$ 1,908,529	$ 18,511,496
From net realized gain
Class A	$ -	$ 15,521,588
Class T	-	2,563,657
Class B	-	353,335
Class C	-	553,791
Institutional Class	-	4,736,244
Total	$ -	$ 23,728,615
Advisor Freedom 2040
From net investment income
Class A	$ 1,013,455	$ 11,304,090
Class T	104,383	2,585,003
Class B	-	196,144
Class C	-	369,059
Institutional Class	591,926	4,427,201
Total	$ 1,709,764	$ 18,881,497
From net realized gain
Class A	$ -	$ 14,726,886
Class T	-	4,232,762
Class B	-	545,075
Class C	-	902,702
Institutional Class	-	4,860,648
Total	$ -	$ 25,268,073
Advisor Freedom 2045
From net investment income
Class A	$ 428,121	$ 4,503,330
Class T	25,909	586,545
Class B	-	22,195
Class C	-	61,259
Institutional Class	284,560	1,884,896
Total	$ 738,590	$ 7,058,225
From net realized gain
Class A	$ 5,051,818	$ 5,718,089
Class T	764,313	942,329
Class B	45,051	60,090
Class C	121,187	143,108
Institutional Class	2,098,633	2,021,309
Total	$ 8,081,002	$ 8,884,925

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended September 30, 2012	Year ended March 31, 2012 A
Advisor Freedom 2050
From net investment income
Class A	$ 240,308	$ 2,879,907
Class T	-	564,306
Class B	-	29,299
Class C	-	72,828
Institutional Class	181,483	1,357,377
Total	$ 421,791	$ 4,903,717
From net realized gain
Class A	$ 540,882	$ 4,184,946
Class T	123,998	1,020,104
Class B	10,561	90,871
Class C	25,106	200,027
Institutional Class	251,283	1,631,769
Total	$ 951,830	$ 7,127,717
Advisor Freedom 2055
From net investment income
Class A	$ 1,618	$ 13,594
Class T	-	9,780
Class C	-	6,716
Institutional Class	1,808	23,208
Total	$ 3,426	$ 53,298
From net realized gain
Class A	$ 26,422	$ 18,902
Class T	8,444	15,866
Class C	5,100	15,322
Institutional Class	17,722	29,210
Total	$ 57,688	$ 79,300

A Distributions to shareholders for Advisor Freedom 2055 are for the period June 1, 2011 (commencement of sale of shares) to March 31, 2012.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Advisor Freedom Income
Class A
Shares sold	2,529,335	6,763,064	$ 27,733,287	$ 73,229,954
Reinvestment of distributions	103,362	309,472	1,131,174	3,322,953
Shares redeemed	(2,097,843)	(6,417,079)	(22,999,145)	(69,457,016)
Net increase (decrease)	534,854	655,457	$ 5,865,316	$ 7,095,891
Class T
Shares sold	826,598	2,077,443	$ 9,044,808	$ 22,457,794
Reinvestment of distributions	26,412	90,952	288,744	974,784
Shares redeemed	(1,080,873)	(2,331,629)	(11,833,823)	(25,241,205)
Net increase (decrease)	(227,863)	(163,234)	$ (2,500,271)	$ (1,808,627)
Class B
Shares sold	5,732	6,072	$ 62,576	$ 65,035
Reinvestment of distributions	737	3,507	8,052	37,482
Shares redeemed	(31,879)	(109,320)	(348,367)	(1,183,454)
Net increase (decrease)	(25,410)	(99,741)	$ (277,739)	$ (1,080,937)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	168,980	421,367	$ 1,848,821	$ 4,564,257
Reinvestment of distributions	4,187	17,199	45,709	183,797
Shares redeemed	(168,655)	(401,421)	(1,843,098)	(4,324,783)
Net increase (decrease)	4,512	37,145	$ 51,432	$ 423,271
Institutional Class
Shares sold	1,735,464	3,628,852	$ 19,086,056	$ 39,319,829
Reinvestment of distributions	47,401	99,130	519,670	1,066,090
Shares redeemed	(1,134,218)	(1,251,597)	(12,399,641)	(13,568,839)
Net increase (decrease)	648,647	2,476,385	$ 7,206,085	$ 26,817,080
Advisor Freedom 2005
Class A
Shares sold	2,490,375	7,786,540	$ 28,430,524	$ 87,322,424
Reinvestment of distributions	33,706	412,506	382,230	4,511,865
Shares redeemed	(2,692,813)	(6,738,587)	(30,677,778)	(75,603,513)
Net increase (decrease)	(168,732)	1,460,459	$ (1,865,024)	$ 16,230,776
Class T
Shares sold	541,964	1,024,147	$ 6,173,486	$ 11,495,416
Reinvestment of distributions	2,221	38,544	25,206	421,872
Shares redeemed	(570,324)	(1,004,234)	(6,490,587)	(11,236,630)
Net increase (decrease)	(26,139)	58,457	$ (291,895)	$ 680,658
Class B
Shares sold	-	3,744	$ -	$ 41,659
Reinvestment of distributions	-	2,169	-	23,707
Shares redeemed	(10,848)	(73,115)	(123,150)	(821,480)
Net increase (decrease)	(10,848)	(67,202)	$ (123,150)	$ (756,114)
Class C
Shares sold	25,527	112,181	$ 289,192	$ 1,248,134
Reinvestment of distributions	-	11,279	-	122,598
Shares redeemed	(107,170)	(178,517)	(1,217,628)	(1,995,084)
Net increase (decrease)	(81,643)	(55,057)	$ (928,436)	$ (624,352)
Institutional Class
Shares sold	1,622,768	2,429,586	$ 18,610,754	$ 27,506,243
Reinvestment of distributions	11,280	101,406	128,593	1,115,392
Shares redeemed	(593,118)	(1,498,923)	(6,804,886)	(16,931,659)
Net increase (decrease)	1,040,930	1,032,069	$ 11,934,461	$ 11,689,976
Advisor Freedom 2010
Class A
Shares sold	5,949,961	17,608,014	$ 70,264,756	$ 204,386,415
Reinvestment of distributions	93,443	1,298,075	1,097,954	14,610,159
Shares redeemed	(8,186,554)	(17,499,800)	(96,522,593)	(202,700,755)
Net increase (decrease)	(2,143,150)	1,406,289	$ (25,159,883)	$ 16,295,819
Class T
Shares sold	1,786,691	3,132,138	$ 21,058,669	$ 36,364,131
Reinvestment of distributions	14,441	294,000	169,251	3,301,119
Shares redeemed	(2,673,837)	(5,099,183)	(31,566,071)	(59,080,492)
Net increase (decrease)	(872,705)	(1,673,045)	$ (10,338,151)	$ (19,415,242)
Class B
Shares sold	2,528	30,105	$ 29,730	$ 347,386
Reinvestment of distributions	-	16,202	-	181,659
Shares redeemed	(153,688)	(610,001)	(1,809,384)	(7,070,261)
Net increase (decrease)	(151,160)	(563,694)	$ (1,779,654)	$ (6,541,216)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	184,765	353,574	$ 2,166,439	$ 4,060,801
Reinvestment of distributions	491	61,010	5,731	680,336
Shares redeemed	(282,010)	(947,002)	(3,300,574)	(10,883,002)
Net increase (decrease)	(96,754)	(532,418)	$ (1,128,404)	$ (6,141,865)
Institutional Class
Shares sold	3,275,847	6,849,441	$ 38,984,050	$ 79,864,607
Reinvestment of distributions	35,855	357,132	422,728	4,032,766
Shares redeemed	(2,255,323)	(3,758,825)	(26,668,451)	(43,759,019)
Net increase (decrease)	1,056,379	3,447,748	$ 12,738,327	$ 40,138,354
Advisor Freedom 2015
Class A
Shares sold	12,760,848	34,624,687	$ 150,051,672	$ 399,860,256
Reinvestment of distributions	182,975	2,528,175	2,124,346	28,303,874
Shares redeemed	(12,408,086)	(28,888,739)	(145,762,844)	(333,768,183)
Net increase (decrease)	535,737	8,264,123	$ 6,413,174	$ 94,395,947
Class T
Shares sold	3,175,914	5,394,979	$ 37,267,608	$ 62,336,809
Reinvestment of distributions	24,149	453,320	280,126	5,071,415
Shares redeemed	(3,725,141)	(7,739,962)	(43,634,603)	(89,491,495)
Net increase (decrease)	(525,078)	(1,891,663)	$ (6,086,869)	$ (22,083,271)
Class B
Shares sold	4,412	57,144	$ 52,695	$ 659,696
Reinvestment of distributions	-	41,296	-	461,175
Shares redeemed	(334,564)	(875,784)	(3,923,394)	(10,114,879)
Net increase (decrease)	(330,152)	(777,344)	$ (3,870,699)	$ (8,994,008)
Class C
Shares sold	480,521	1,085,862	$ 5,604,301	$ 12,546,495
Reinvestment of distributions	-	116,272	-	1,293,137
Shares redeemed	(630,912)	(1,205,400)	(7,367,327)	(13,842,650)
Net increase (decrease)	(150,391)	(3,266)	$ (1,763,026)	$ (3,018)
Institutional Class
Shares sold	7,675,289	15,140,133	$ 90,944,207	$ 176,381,907
Reinvestment of distributions	77,958	741,880	910,554	8,353,211
Shares redeemed	(4,126,935)	(6,686,950)	(48,798,786)	(77,631,931)
Net increase (decrease)	3,626,312	9,195,063	$ 43,055,975	$ 107,103,187
Advisor Freedom 2020
Class A
Shares sold	19,922,844	49,404,994	$ 243,355,519	$ 593,663,103
Reinvestment of distributions	277,857	3,987,583	3,378,742	46,179,945
Shares redeemed	(15,586,887)	(37,475,426)	(190,122,531)	(450,426,886)
Net increase (decrease)	4,613,814	15,917,151	$ 56,611,730	$ 189,416,162
Class T
Shares sold	5,143,289	8,792,460	$ 62,852,027	$ 105,703,636
Reinvestment of distributions	39,976	866,942	486,105	10,045,446
Shares redeemed	(5,029,966)	(12,474,056)	(61,548,236)	(149,794,855)
Net increase (decrease)	153,299	(2,814,654)	$ 1,789,896	$ (34,045,773)
Class B
Shares sold	12,826	44,465	$ 154,637	$ 529,456
Reinvestment of distributions	-	74,204	-	856,002
Shares redeemed	(549,741)	(1,602,205)	(6,691,607)	(19,227,315)
Net increase (decrease)	(536,915)	(1,483,536)	$ (6,536,970)	$ (17,841,857)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	795,738	1,454,135	$ 9,712,540	$ 17,405,863
Reinvestment of distributions	-	160,265	-	1,841,015
Shares redeemed	(712,746)	(1,828,349)	(8,617,756)	(21,813,476)
Net increase (decrease)	82,992	(213,949)	$ 1,094,784	$ (2,566,598)
Institutional Class
Shares sold	11,073,812	23,399,673	$ 136,427,224	$ 282,767,751
Reinvestment of distributions	118,824	1,189,695	1,453,212	13,857,103
Shares redeemed	(6,232,372)	(9,021,589)	(76,384,409)	(108,893,287)
Net increase (decrease)	4,960,264	15,567,779	$ 61,496,027	$ 187,731,567
Advisor Freedom 2025
Class A
Shares sold	21,534,278	48,848,908	$ 252,799,629	$ 562,258,705
Reinvestment of distributions	222,952	3,688,982	2,604,075	40,792,623
Shares redeemed	(14,696,050)	(29,982,380)	(171,898,387)	(345,037,796)
Net increase (decrease)	7,061,180	22,555,510	$ 83,505,317	$ 258,013,532
Class T
Shares sold	4,237,033	7,637,990	$ 49,709,207	$ 88,292,253
Reinvestment of distributions	23,334	584,870	273,245	6,482,700
Shares redeemed	(3,304,570)	(7,949,975)	(38,686,733)	(91,910,477)
Net increase (decrease)	955,797	272,885	$ 11,295,719	$ 2,864,476
Class B
Shares sold	13,267	42,663	$ 149,800	$ 486,555
Reinvestment of distributions	-	55,370	-	608,468
Shares redeemed	(375,137)	(874,149)	(4,371,703)	(10,083,099)
Net increase (decrease)	(361,870)	(776,116)	$ (4,221,903)	$ (8,988,076)
Class C
Shares sold	624,236	1,292,036	$ 7,251,219	$ 14,806,798
Reinvestment of distributions	-	120,148	-	1,315,255
Shares redeemed	(494,716)	(951,921)	(5,715,999)	(10,872,825)
Net increase (decrease)	129,520	460,263	$ 1,535,220	$ 5,249,228
Institutional Class
Shares sold	10,659,159	21,538,187	$ 126,116,644	$ 249,495,381
Reinvestment of distributions	93,420	1,059,523	1,097,679	11,781,405
Shares redeemed	(5,073,433)	(6,697,811)	(59,750,024)	(77,533,692)
Net increase (decrease)	5,679,146	15,899,899	$ 67,464,299	$ 183,743,094
Advisor Freedom 2030
Class A
Shares sold	18,668,175	42,835,455	$ 229,135,061	$ 516,945,396
Reinvestment of distributions	197,809	3,546,218	2,417,228	41,015,516
Shares redeemed	(13,851,536)	(31,045,553)	(169,942,880)	(374,459,437)
Net increase (decrease)	5,014,448	15,336,120	$ 61,609,409	$ 183,501,475
Class T
Shares sold	4,945,574	8,388,334	$ 60,482,265	$ 101,146,779
Reinvestment of distributions	28,023	756,879	341,599	8,734,784
Shares redeemed	(4,918,160)	(9,670,716)	(60,315,613)	(116,676,153)
Net increase (decrease)	55,437	(525,503)	$ 508,251	$ (6,794,590)
Class B
Shares sold	11,878	36,631	$ 144,282	$ 434,470
Reinvestment of distributions	-	63,872	-	732,818
Shares redeemed	(411,640)	(1,077,382)	(5,019,276)	(13,009,676)
Net increase (decrease)	(399,762)	(976,879)	$ (4,874,994)	$ (11,842,388)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	698,523	1,073,369	$ 8,521,152	$ 12,925,305
Reinvestment of distributions	-	118,601	-	1,356,119
Shares redeemed	(520,103)	(1,245,011)	(6,347,299)	(14,990,414)
Net increase (decrease)	178,420	(53,041)	$ 2,173,853	$ (708,990)
Institutional Class
Shares sold	10,544,807	20,661,419	$ 130,483,516	$ 250,301,603
Reinvestment of distributions	97,062	1,142,818	1,190,948	13,249,779
Shares redeemed	(5,134,052)	(6,631,955)	(62,991,063)	(80,438,467)
Net increase (decrease)	5,507,817	15,172,282	$ 68,683,401	$ 183,112,915
Advisor Freedom 2035
Class A
Shares sold	15,457,073	34,768,661	$ 178,367,918	$ 395,110,554
Reinvestment of distributions	101,899	2,535,573	1,172,815	27,466,248
Shares redeemed	(11,038,264)	(22,595,877)	(126,997,481)	(256,243,586)
Net increase (decrease)	4,520,708	14,708,357	$ 52,543,252	$ 166,333,216
Class T
Shares sold	3,728,686	5,610,062	$ 42,891,372	$ 63,400,892
Reinvestment of distributions	7,306	373,246	83,728	4,025,458
Shares redeemed	(2,639,638)	(5,835,413)	(30,347,404)	(66,246,222)
Net increase (decrease)	1,096,354	147,895	$ 12,627,696	$ 1,180,128
Class B
Shares sold	4,404	16,340	$ 49,612	$ 193,121
Reinvestment of distributions	-	42,889	-	457,833
Shares redeemed	(256,976)	(542,682)	(2,923,511)	(6,109,260)
Net increase (decrease)	(252,572)	(483,453)	$ (2,873,899)	$ (5,458,306)
Class C
Shares sold	363,582	842,694	$ 4,138,759	$ 9,496,396
Reinvestment of distributions	-	70,870	-	755,598
Shares redeemed	(335,306)	(641,298)	(3,794,541)	(7,207,675)
Net increase (decrease)	28,276	272,266	$ 344,218	$ 3,044,319
Institutional Class
Shares sold	8,526,145	16,658,611	$ 99,160,168	$ 189,846,559
Reinvestment of distributions	54,089	818,992	625,263	8,903,922
Shares redeemed	(3,861,956)	(4,989,829)	(44,597,749)	(57,177,515)
Net increase (decrease)	4,718,278	12,487,774	$ 55,187,682	$ 141,572,966
Advisor Freedom 2040
Class A
Shares sold	13,497,766	27,553,613	$ 166,003,306	$ 334,702,393
Reinvestment of distributions	81,763	2,231,713	1,004,054	25,789,507
Shares redeemed	(9,321,646)	(19,786,758)	(114,638,388)	(240,137,054)
Net increase (decrease)	4,257,883	9,998,568	$ 52,368,972	$ 120,354,846
Class T
Shares sold	3,689,562	6,790,457	$ 45,336,504	$ 82,309,118
Reinvestment of distributions	8,373	582,365	102,655	6,718,555
Shares redeemed	(3,967,013)	(7,839,034)	(48,834,776)	(95,324,860)
Net increase (decrease)	(269,078)	(466,212)	$ (3,395,617)	$ (6,297,187)
Class B
Shares sold	3,840	34,162	$ 47,467	$ 399,867
Reinvestment of distributions	-	59,748	-	684,139
Shares redeemed	(383,939)	(833,809)	(4,688,973)	(10,085,732)
Net increase (decrease)	(380,099)	(739,899)	$ (4,641,506)	$ (9,001,726)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	440,956	941,734	$ 5,365,952	$ 11,282,554
Reinvestment of distributions	-	105,857	-	1,207,626
Shares redeemed	(455,950)	(1,037,963)	(5,533,747)	(12,466,739)
Net increase (decrease)	(14,994)	9,628	$ (167,795)	$ 23,441
Institutional Class
Shares sold	7,698,712	14,522,651	$ 95,554,393	$ 176,901,050
Reinvestment of distributions	46,225	769,888	569,952	8,925,684
Shares redeemed	(4,313,218)	(5,040,997)	(53,174,619)	(61,648,732)
Net increase (decrease)	3,431,719	10,251,542	$ 42,949,726	$ 124,178,002
Advisor Freedom 2045
Class A
Shares sold	10,649,480	19,758,396	$ 100,575,897	$ 185,621,088
Reinvestment of distributions	586,439	1,134,594	5,448,020	10,161,242
Shares redeemed	(5,539,356)	(11,463,161)	(52,365,943)	(107,406,601)
Net increase (decrease)	5,696,563	9,429,829	$ 53,657,974	$ 88,375,729
Class T
Shares sold	2,525,665	3,401,988	$ 23,755,582	$ 31,874,287
Reinvestment of distributions	85,116	166,144	787,324	1,483,402
Shares redeemed	(1,578,517)	(3,169,427)	(14,945,543)	(30,052,164)
Net increase (decrease)	1,032,264	398,705	$ 9,597,363	$ 3,305,525
Class B
Shares sold	3,475	1,569	$ 31,356	$ 14,905
Reinvestment of distributions	4,757	8,926	43,959	79,324
Shares redeemed	(28,417)	(82,138)	(268,392)	(781,057)
Net increase (decrease)	(20,185)	(71,643)	$ (193,077)	$ (686,828)
Class C
Shares sold	198,688	354,761	$ 1,852,838	$ 3,296,660
Reinvestment of distributions	12,921	22,645	118,999	200,564
Shares redeemed	(119,109)	(230,539)	(1,113,675)	(2,135,319)
Net increase (decrease)	92,500	146,867	$ 858,162	$ 1,361,905
Institutional Class
Shares sold	5,647,665	10,643,520	$ 53,852,069	$ 100,329,191
Reinvestment of distributions	251,408	428,124	2,343,123	3,841,804
Shares redeemed	(2,268,239)	(2,737,721)	(21,389,033)	(25,923,441)
Net increase (decrease)	3,630,834	8,333,923	$ 34,806,159	$ 78,247,554
Advisor Freedom 2050
Class A
Shares sold	7,457,520	15,354,022	$ 69,646,509	$ 142,028,423
Reinvestment of distributions	84,009	796,372	772,881	6,986,139
Shares redeemed	(4,197,973)	(9,162,643)	(39,175,812)	(84,488,019)
Net increase (decrease)	3,343,556	6,987,751	$ 31,243,578	$ 64,526,543
Class T
Shares sold	2,105,454	3,433,527	$ 19,592,654	$ 31,583,600
Reinvestment of distributions	13,399	179,974	123,016	1,573,378
Shares redeemed	(1,333,152)	(3,058,786)	(12,447,635)	(28,457,436)
Net increase (decrease)	785,701	554,715	$ 7,268,035	$ 4,699,542
Class B
Shares sold	285	8,292	$ 2,675	$ 76,015
Reinvestment of distributions	1,113	13,247	10,174	114,938
Shares redeemed	(31,352)	(110,174)	(288,861)	(1,015,943)
Net increase (decrease)	(29,954)	(88,635)	$ (276,012)	$ (824,990)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012 A	Six months ended September 30, 2012	Year ended March 31, 2012 A
Class C
Shares sold	228,150	463,409	$ 2,126,019	$ 4,275,978
Reinvestment of distributions	2,669	30,263	24,396	262,422
Shares redeemed	(139,667)	(313,018)	(1,304,663)	(2,839,212)
Net increase (decrease)	91,152	180,654	$ 845,752	$ 1,699,188
Institutional Class
Shares sold	4,270,670	8,780,555	$ 40,201,483	$ 81,542,570
Reinvestment of distributions	45,281	329,360	418,397	2,895,515
Shares redeemed	(2,143,229)	(2,296,393)	(20,101,966)	(21,259,966)
Net increase (decrease)	2,172,722	6,813,522	$ 20,517,914	$ 63,178,119
Advisor Freedom 2055 A
Class A
Shares sold	1,370,681	311,914	$ 12,997,132	$ 3,010,798
Reinvestment of distributions	3,015	3,701	28,038	32,496
Shares redeemed	(209,872)	(43,427)	(1,996,422)	(412,755)
Net increase (decrease)	1,163,824	272,188	$ 11,028,748	$ 2,630,539
Class T
Shares sold	280,889	145,637	$ 2,669,374	$ 1,433,545
Reinvestment of distributions	908	2,921	8,444	25,646
Shares redeemed	(78,733)	(488)	(754,460)	(4,666)
Net increase (decrease)	203,064	148,070	$ 1,923,358	$ 1,454,525
Class C
Shares sold	22,302	114,214	$ 212,773	$ 1,133,007
Reinvestment of distributions	550	2,506	5,100	22,001
Shares redeemed	(63,418)	(977)	(607,706)	(8,833)
Net increase (decrease)	(40,566)	115,743	$ (389,833)	$ 1,146,175
Institutional Class
Shares sold	690,529	251,229	$ 6,567,479	$ 2,494,347
Reinvestment of distributions	2,098	5,970	19,530	52,418
Shares redeemed	(167,165)	(779)	(1,606,302)	(7,517)
Net increase (decrease)	525,462	256,420	$ 4,980,707	$ 2,539,248

A Share transactions for Advisor Freedom 2055 are for the period June 1, 2011 (commencement of sale of shares) to March 31, 2012.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020	Fidelity Advisor Freedom 2025	Fidelity Advisor Freedom 2030

Fidelity Advisor Growth & Income Fund	11%	11%	12%
Fidelity Advisor Large Cap Fund	11%	11%	12%

Semiannual Report

8. Other - continued

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held

Fidelity Advisor Equity Growth Fund	25%
Fidelity Advisor Growth & Income Fund	69%
Fidelity Advisor Large Cap Fund	69%
Fidelity Advisor Short Fixed-Income Fund	28%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Strategic Advisers' investment staff, including its size, education, experience, and resources, as well as Strategic Advisers' and FMR's approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Strategic Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance (for each fund except Advisor Freedom 2055 Fund). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMR believes that no meaningful peer group exists for the funds, given that competitor funds with the same target date can differ significantly in their asset allocation strategy, degree of active management, and/or glide path construction.

For Advisor Freedom 2005 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2045 Fund, and Advisor Freedom 2050 Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Advisor Freedom 2010 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, and Advisor Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, adjusted on the last day of every month to reflect the fund's increasingly conservative asset allocations over time (for each fund other than Advisor Freedom Income Fund).

Advisor Freedom 2005 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Advisor Freedom 2010 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2015 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2025 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Advisor Freedom 2030 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2035 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Advisor Freedom 2045 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Advisor Freedom 2050 Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board discussed its concerns about the fund's performance with FMR, and will closely monitor the performance of the fund in the coming year.

Advisor Freedom Income Fund

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Investment Performance (for Advisor Freedom 2055 Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Semiannual Report

Advisor Freedom 2010 Fund

Advisor Freedom 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

Advisor Freedom 2025 Fund

Semiannual Report

Advisor Freedom 2030 Fund

Advisor Freedom 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

Advisor Freedom 2045 Fund

Semiannual Report

Advisor Freedom 2050 Fund

Advisor Freedom 2055 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

For each fund except Advisor Freedom 2055, the Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class of each fund ranked below its competitive median for 2011 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2011.

The Board noted that the total expense ratio of each of Class A, Class C and Institutional Class of Advisor Freedom 2055 Fund ranked below its competitive median for 2011 and the total expense ratio of Class T of Advisor Freedom 2055 Fund ranked equal to its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Semiannual Report

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFF-USAN-1112
1.792158.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 20, 2012